UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.26%
Autos & Transportation - 1.44%
Canadian National Railway Co (Canada)	223,200	$10,825,200
United Parcel Service Inc ‘B’	166,000	12,602,720

		23,427,920

Consumer Discretionary - 18.07%
Apollo Group Inc ‘A’ *	218,000	15,994,660
Avon Products Inc	380,000	16,598,400
Bed Bath & Beyond Inc *	231,000	8,572,410
Best Buy Co Inc	233,000	12,637,920
Carnival Corp	241,000	11,396,890
Cendant Corp	721,000	15,573,600
Costco Wholesale Corp	297,000	12,343,320
eBay Inc *	120,000	11,032,800
J.C. Penney Co Inc	287,000	10,125,360
McDonald’s Corp	694,000	19,452,820
Nike Inc ‘B’	169,000	13,317,200
Starwood Hotels & Resorts Worldwide Inc	220,000	10,212,400
Target Corp	275,000	12,443,750
The Gap Inc	580,000	10,846,000
The Gillette Co	416,000	17,363,840
The Home Depot Inc	725,000	28,420,000
Viacom Inc ‘B’ †	489,000	16,410,840
Wal-Mart Stores Inc	739,000	39,314,800
Waste Management Inc	437,000	11,947,580

		294,004,590

Consumer Staples - 4.24%
Colgate-Palmolive Co	288,000	13,011,840
PepsiCo Inc	263,000	12,794,950
Procter & Gamble Co	606,000	32,796,720
Sysco Corp	350,000	10,472,000

		69,075,510

Energy - 0.42%
ENSCO International Inc †	211,000	6,893,370

Financial Services - 19.16%
American Express Co	400,000	20,584,000
American International Group Inc	520,000	35,354,800
Automatic Data Processing Inc	305,000	12,602,600
Bank of America Corp	513,000	22,228,290
Citigroup Inc	1,140,000	50,296,800
Fannie Mae	265,000	16,801,000
First Data Corp	401,000	17,443,500
JPMorgan Chase & Co	835,000	33,174,550
MBNA Corp	370,000	9,324,000
Merrill Lynch & Co Inc	332,000	16,507,040
Morgan Stanley	350,000	17,255,000
SLM Corp	235,000	10,481,000
The Allstate Corp	332,000	15,932,680
The Goldman Sachs Group Inc	190,000	17,715,600
Wells Fargo & Co	271,000	16,159,730

		311,860,590

Health Care - 14.08%
Allergan Inc	139,000	10,084,450
Amgen Inc *	360,000	20,404,800
Boston Scientific Corp *	216,000	8,581,680
Eli Lilly & Co	175,000	10,508,750
Forest Laboratories Inc *	151,000	6,791,980
Genentech Inc *	287,000	15,044,540
Johnson & Johnson	573,000	32,277,090
Medtronic Inc	392,000	20,344,800
Pfizer Inc	1,485,000	45,441,000
Teva Pharmaceutical Industries Ltd ADR † (Israel)	292,000	7,577,400
UnitedHealth Group Inc	317,000	23,375,580
Wyeth	226,600	8,474,840
Zimmer Holdings Inc *	255,000	20,155,200

		229,062,110

Integrated Oils - 4.30%
Exxon Mobil Corp	1,105,000	53,404,650
Schlumberger Ltd	247,000	16,625,570

		70,030,220

Materials & Processing - 3.08%
Air Products & Chemicals Inc	200,000	10,876,000
Alcoa Inc	349,000	11,722,910
Masco Corp	362,000	12,499,860
The Dow Chemical Co	332,000	14,999,760

		50,098,530

Multi-Industry - 7.98%
3M Co	155,000	12,395,350
Eaton Corp	196,000	12,428,360
Fortune Brands Inc †	121,000	8,964,890
General Electric Co	1,460,000	49,026,800
Honeywell International Inc	422,000	15,132,920
Tyco International Ltd (Bermuda)	1,038,000	31,825,080

		129,773,400

Producer Durables - 3.97%
Applied Materials Inc *	531,000	8,756,190
Danaher Corp	360,000	18,460,800
KLA-Tencor Corp * †	175,000	7,259,000
United Technologies Corp	215,000	20,076,700
Waters Corp *	226,000	9,966,600

		64,519,290

Technology - 16.22%
Accenture Ltd ‘A’ * (Bermuda)	305,000	8,250,250
Analog Devices Inc	253,200	9,819,096
Cisco Systems Inc *	1,994,800	36,105,880
Dell Inc *	830,000	29,548,000
EMC Corp MA *	1,116,000	12,878,640
Intel Corp	1,036,000	20,782,160
International Business Machines Corp	241,000	20,663,340
Linear Technology Corp	214,000	7,755,360
Microchip Technology Inc †	318,000	8,535,120
Microsoft Corp	1,880,000	51,982,000
Motorola Inc	543,000	9,795,720
Oracle Corp *	1,282,000	14,460,960
Symantec Corp *	196,000	10,756,480
VERITAS Software Corp *	646,000	11,498,800
Xilinx Inc †	410,000	11,070,000

		263,901,806

Utilities - 3.30%
Dominion Resources Inc VA †	124,000	8,091,000
FPL Group Inc †	130,000	8,881,600
SBC Communications Inc	606,000	15,725,700
The Southern Co	275,000	8,244,500
Vodafone Group PLC ADR † (United Kingdom)	526,700	12,698,737

		53,641,537

Total Common Stocks (Cost $1,520,421,854)		1,566,288,873

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.69%
U.S. Treasury Bills - 0.21%
1.010% due 12/16/04 ‡	$2,500,000	$2,491,437
1.170% due 12/16/04	1,000,000	996,599

		3,488,036

Repurchase Agreement - 3.48%
State Street Bank and Trust Co 1.750% due 10/01/04 (Dated 09/30/04, repurchase price of $56,618,752; collateralized by Freddie Mac (U.S. Govt Agency Issue) 6.875% due 09/15/10 and market value $57,748,906)	56,616,000	56,616,000

Total Short-Term Investments (Cost $60,104,018)		60,104,036

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.95% (Cost $1,580,525,872)		$1,626,392,909

	Shares
SECURITIES LENDING COLLATERAL - 3.27%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $53,124,234)	53,124,234	53,124,234

TOTAL INVESTMENTS - 103.22% (Cost $1,633,650,106)		1,679,517,143

OTHER ASSETS & LIABILITIES, NET - (3.22%)		(52,320,692)

NET ASSETS - 100.00%		$1,627,196,451

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $1,157,051 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Depreciation

S&P 500 (12/04)	65	$18,299,313	($182,513)

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.74%
Autos & Transportation - 1.00%
C.H. Robinson Worldwide Inc	7,200	$334,008
Southwest Airlines Co	27,000	367,740

		701,748

Consumer Discretionary - 33.77%
Aeropostale Inc *	12,050	315,710
AnnTaylor Stores Corp *	18,300	428,220
Best Buy Co Inc	14,400	781,056
Brinker International Inc *	27,100	844,165
CBRL Group Inc †	18,000	649,440
CDW Corp	18,050	1,047,442
Cintas Corp	27,100	1,139,284
Cooper Industries Ltd ‘A’	9,900	584,100
Corporate Executive Board Co	11,700	716,508
CoStar Group Inc * †	14,400	708,336
Entercom Communications Corp *	12,600	411,516
Family Dollar Stores Inc	22,600	612,460
Fisher Scientific International Inc *	21,700	1,265,761
Foot Locker Inc	17,400	412,380
Lamar Advertising Co ‘A’ *	12,300	511,803
Limited Brands Inc	33,400	744,486
Linens ‘n Things Inc *	18,000	417,060
MSC Industrial Direct Co Inc ‘A’	22,600	770,208
Omnicom Group Inc	10,800	789,048
Pacific Sunwear of California Inc * †	36,050	758,852
Radio One Inc ‘D’ * †	27,300	388,479
Regal Entertainment Group ‘A’ †	33,000	630,300
Robert Half International Inc	59,600	1,535,892
Royal Caribbean Cruises Ltd † (Liberia)	12,600	549,360
Ruby Tuesday Inc †	21,500	599,205
Sirva Inc *	54,100	1,238,890
Staples Inc	45,100	1,344,882
The Men’s Wearhouse Inc * †	18,000	522,900
Tiffany & Co	18,000	553,320
Tractor Supply Co * †	18,000	565,920
Univision Communications Inc ‘A’ *	30,665	969,321
Wendy’s International Inc	14,400	483,840
Williams-Sonoma Inc *	14,440	542,222

		23,832,366

Energy - 0.90%
Patterson-UTI Energy Inc t	21,700	413,819
Pride International Inc *	11,000	217,690

		631,509

Financial Services - 17.05%
A.G. Edwards Inc	8,600	297,732
Affiliated Managers Group Inc * †	10,800	578,232
Alliance Data Systems Corp *	54,100	2,194,296
Ameritrade Holding Corp *	36,100	433,561
CB Richard Ellis Group Inc ‘A’ *	27,100	626,010
Fiserv Inc *	36,100	1,258,446
Investors Financial Services Corp †	30,640	1,382,783
Legg Mason Inc	16,200	862,974
Lehman Brothers Holdings Inc	12,600	1,004,472
New York Community Bancorp Inc	27,101	556,654
Paychex Inc	27,100	817,065
SunGard Data Systems Inc *	54,110	1,286,195
T. Rowe Price Group Inc	14,400	733,536

		12,031,956

Health Care - 13.19%
Amylin Pharmaceuticals Inc * †	22,600	463,752
Barr Pharmaceuticals Inc *	17,900	741,597
Caremark Rx Inc *	45,100	1,446,357
DaVita Inc *	21,700	675,955
Express Scripts Inc *	14,400	940,896
Health Management Associates Inc ‘A’	18,000	367,740
Henry Schein Inc *	5,400	336,474
Hospira Inc *	11,700	358,020
Impax Laboratories Inc * †	36,100	554,496
Invitrogen Corp *	10,800	593,892
IVAX Corp *	33,800	647,270
LifePoint Hospitals Inc * †	12,600	378,126
Medco Health Solutions Inc *	13,500	417,150
NPS Pharmaceuticals Inc * †	15,500	337,590
OSI Pharmaceuticals Inc * †	7,000	430,220
Triad Hospitals Inc *	18,000	619,920

		9,309,455

Materials & Processing - 2.18%
American Standard Cos Inc *	18,000	700,380
EnerSys * †	40,000	514,000
The Valspar Corp †	7,000	326,760

		1,541,140

Multi-Industry - 3.65%
Brunswick Corp	10,800	494,208
Eaton Corp	9,900	627,759
Textron Inc	22,600	1,452,502

		2,574,469

Producer Durables - 7.71%
Agilent Technologies Inc *	27,100	584,547
Danaher Corp †	7,300	374,344
Joy Global Inc †	13,100	450,378
KLA-Tencor Corp *	18,000	746,640
Littelfuse Inc *	8,600	296,958
Novellus Systems Inc *	36,100	959,899
Plantronics Inc	19,100	825,884
Polycom Inc *	17,500	346,850
Tektronix Inc	14,400	478,800
Varian Semiconductor Equipment Associates Inc *	12,200	376,980

		5,441,280

Technology - 16.29%
Acxiom Corp	21,700	515,158
Amdocs Ltd * (United Kingdom)	22,600	493,358
AMIS Holdings Inc *	39,700	536,744
Anteon International Corp * †	9,000	329,850
Avaya Inc *	45,100	628,694
Avocent Corp *	12,600	327,978
Broadcom Corp ‘A’ *	22,600	616,754
CACI International Inc ‘A’ *	14,400	760,032
Citrix Systems Inc *	27,100	474,792
Cognos Inc * (Canada)	19,900	706,848
Comverse Technology Inc *	54,100	1,018,703
Integrated Device Technology Inc * †	53,500	509,855
Marvell Technology Group Ltd * t (Bermuda)	12,900	337,077
Mercury Interactive Corp *	19,900	694,112
Microchip Technology Inc	36,090	968,656
Micron Technology Inc *	36,100	434,283
PerkinElmer Inc	27,300	470,106
Rockwell Automation Inc	8,700	336,690
Semtech Corp * †	26,300	504,171
Symantec Corp * t	6,900	378,672
Tekelec * †	27,100	452,028

		11,494,561

Total Common Stocks (Cost $64,378,212)		67,558,484

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.23%
Repurchase Agreement - 4.23%
State Street Bank and Trust Co 1.750% due 10/01/04 (Dated 09/30/04, repurchase price of $2,986,145; collateralized by Fannie Mae (U.S. Govt Agency Issue) 1.550% due 07/07/05 and market value $3,050,589)	$2,986,000	$2,986,000
Total Short-Term Investment (Cost $2,986,000)		2,986,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.97% (Cost $67,364,212)		70,544,484

	Shares
SECURITIES LENDING COLLATERAL - 13.54%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $9,552,868)	9,552,868	9,552,868

TOTAL INVESTMENTS - 113.51% (Cost $76,917,080)		80,097,352

OTHER ASSETS & LIABILITIES, NET - (13.51%)		(9,530,890)

NET ASSETS - 100.00%		$70,566,462

Notes to Schedule of Investments

(a) Transactions in written options for the period ended September 30, 2004, were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2003	—	$—
Call Options Written	480	27,410
Call Options Repurchased	(77)	(6,995)

Outstanding, September 30, 2004	403	$20,415

(b) Premiums received and value of written options outstanding as of September 30, 2004:

	Notional
Type	Amount	Premium	Value

Call - CBOE Symantec Corp Strike @ 55.00 Exp. 10/16/04	$6,900	$5,727	$9,315
Call - CBOE Patterson-UTI Energy Inc Strike @ 20.00 Exp. 11/20/04	20,500	5,916	9,225
Call - CBOE Marvell Technology Group Ltd Strike @ 30.00 Exp. 11/20/04	12,900	8,772	7,740

		$20,415	$26,280

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.02%
Autos & Transportation - 1.07%
Canadian Pacific Railway Ltd (Canada)	53,300	$1,374,074
Navistar International Corp * †	53,600	1,993,384
Union Pacific Corp	37,171	2,178,221

		5,545,679

Consumer Discretionary - 11.54%
Amazon.com Inc *	34,100	1,393,326
AutoNation Inc *	195,300	3,335,724
Avon Products Inc	28,400	1,240,512
Carnival Corp	35,900	1,697,711
Clear Channel Communications Inc	34,000	1,059,780
Costco Wholesale Corp	100,000	4,156,000
Dollar Tree Stores Inc * †	58,200	1,568,490
Entercom Communications Corp *	15,800	516,028
Google Inc ‘A’ * †	6,500	842,400
InterActiveCorp * †	299,500	6,594,990
Kimberly-Clark Corp	35,400	2,286,486
Knight-Ridder Inc	18,100	1,184,645
Lowe’s Cos Inc	85,000	4,619,750
Mattel Inc	118,500	2,148,405
McDonald’s Corp	68,500	1,920,055
Monster Worldwide Inc *	42,600	1,049,664
Omnicom Group Inc	30,500	2,228,330
RadioShack Corp	145,600	4,169,984
Sabre Holdings Corp ‘A’	124,300	3,049,079
Starwood Hotels & Resorts Worldwide Inc	28,800	1,336,896
The DIRECTV Group Inc *	220,534	3,879,193
Time Warner Inc *	347,150	5,603,001
Williams-Sonoma Inc *	105,400	3,957,770

		59,838,219

Consumer Staples - 6.73%
Altria Group Inc	70,000	3,292,800
Anheuser-Busch Cos Inc	88,300	4,410,585
Campbell Soup Co	296,800	7,802,872
Kraft Foods Inc ‘A’ †	93,200	2,956,304
Pepsi Bottling Group Inc	96,300	2,614,545
PepsiCo Inc	208,500	10,143,525
Procter & Gamble Co	42,000	2,273,040
Sysco Corp	46,800	1,400,256

		34,893,927

Energy - 4.50%
Baker Hughes Inc	124,200	5,430,024
BJ Services Co	98,500	5,162,385
Devon Energy Corp	29,900	2,123,199
Equitable Resources Inc	64,700	3,513,857
Weatherford International Ltd * (Bermuda)	81,500	4,158,130
Williams Cos Inc	242,300	2,931,830

		23,319,425

Financial Services - 17.73%
American International Group Inc	66,650	4,531,533
AmeriCredit Corp * †	87,700	1,831,176
Assurant Inc	40,800	1,060,800
CheckFree Corp * †	30,500	843,935
CIGNA Corp	18,400	1,281,192
Everest Re Group Ltd (Barbados)	7,300	542,609
General Growth Properties Inc	58,300	1,807,300
Golden West Financial Corp	37,600	4,171,720
JPMorgan Chase & Co	381,224	15,146,030
SLM Corp	653,400	29,141,640
State Street Corp	36,400	1,554,644
The Chubb Corp	35,000	2,459,800
The Hartford Financial Services Group Inc	55,000	3,406,150
The PMI Group Inc	155,100	6,293,958
Washington Mutual Inc	158,900	6,209,812
Wells Fargo & Co	149,200	8,896,796
XL Capital Ltd ‘A’ (Bermuda)	37,400	2,767,226

		91,946,321

Health Care - 17.76%
Allergan Inc	144,400	10,476,220
Amgen Inc *	67,200	3,808,896
Anthem Inc * †	20,700	1,806,075
AstraZeneca PLC ADR (United Kingdom)	408,300	16,793,379
Becton Dickinson & Co	56,000	2,895,200
Biogen Idec Inc *	52,115	3,187,874
Boston Scientific Corp *	68,300	2,713,559
DaVita Inc * †	51,300	1,597,995
Elan Corp PLC ADR * † (Ireland)	48,200	1,127,880
Eli Lilly & Co	212,500	12,760,625
Forest Laboratories Inc *	409,300	18,410,314
Guidant Corp	91,400	6,036,056
ImClone Systems Inc * †	31,300	1,654,205
Lincare Holdings Inc * †	135,500	4,025,705
PacifiCare Health Systems Inc *	34,800	1,277,160
Teva Pharmaceutical Industries Ltd ADR † (Israel)	87,200	2,262,840
Triad Hospitals Inc *	37,400	1,288,056

		92,122,039

Integrated Oils - 5.19%
Exxon Mobil Corp	101,800	4,919,994
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	129,100	6,661,560
Schlumberger Ltd	118,400	7,969,504
Shell Transport & Trading Co PLC ADR † (United Kingdom)	38,000	1,691,380
Transocean Inc *	75,000	2,683,500
Unocal Corp	69,800	3,001,400

		26,927,338

Materials & Processing - 5.89%
Air Products & Chemicals Inc	84,900	4,616,862
Alcoa Inc	43,000	1,444,370
American Standard Cos Inc *	221,300	8,610,783
Boise Cascade Corp	130,900	4,356,352
E.I. du Pont de Nemours & Co	117,450	5,026,860
Fluor Corp †	91,300	4,064,676
International Paper Co	60,500	2,444,805

		30,564,708

Multi-Industry - 4.47%
General Electric Co	576,300	19,352,154
Siemens AG ADR † (Germany)	17,300	1,275,010
Tyco International Ltd (Bermuda)	83,400	2,557,044

		23,184,208

Producer Durables - 5.30%
Agilent Technologies Inc *	62,000	1,337,340
Applied Materials Inc *	236,800	3,904,832
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	107,600	7,313,572
KLA-Tencor Corp *	38,000	1,576,240
Lam Research Corp *	75,300	1,647,564
Lexmark International Inc ‘A’ *	21,900	1,839,819
Lockheed Martin Corp	35,500	1,980,190
Northrop Grumman Corp	54,600	2,911,818
Polycom Inc *	50,900	1,008,838
Teradyne Inc *	47,700	639,180
United Technologies Corp	35,900	3,352,342

		27,511,735

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Technology - 10.63%
Affiliated Computer Services Inc ‘A’ * †	105,200	$5,856,484
Altera Corp *	700	13,699
Applera Corp-Applied Biosystems Group	135,800	2,562,546
Avnet Inc *	94,400	1,616,128
Cadence Design Systems Inc *	105,300	1,373,112
Cisco Systems Inc *	207,000	3,746,700
Flextronics International Ltd * (Singapore)	99,000	1,311,750
Intel Corp	84,350	1,692,061
International Business Machines Corp	8,400	720,216
Jabil Circuit Inc *	79,500	1,828,500
JDS Uniphase Corp * †	440,600	1,484,822
Linear Technology Corp	32,000	1,159,680
Micron Technology Inc *	119,400	1,436,382
Microsoft Corp	471,600	13,039,740
PeopleSoft Inc *	232,400	4,613,140
QUALCOMM Inc	156,600	6,113,664
Raytheon Co	14,300	543,114
SAP AG ADR (Germany)	73,700	2,870,615
Seagate Technology * † (Cayman)	141,800	1,917,136
Sun Microsystems Inc *	312,600	1,262,904

		55,162,393

Utilities - 7.21%
American Electric Power Co Inc	83,300	2,662,268
Cablevision Systems Corp NY ‘A’ * †	192,009	3,893,942
Cox Communications Inc ‘A’ *	72,400	2,398,612
Kinder Morgan Inc	27	1,696
Kinder Morgan Management LLC *	110,280	4,578,826
NiSource Inc	73,000	1,533,730
Sprint Corp	772,700	15,554,451
The AES Corp *	225,300	2,250,747
Verizon Communications Inc	114,900	4,524,762

		37,399,034

Total Common Stocks (Cost $460,094,692)		508,415,026

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.08%
Repurchase Agreement - 2.08%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $10,793,330; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $11,012,865)	$10,793,000	10,793,000

Total Short-Term Investment (Cost $10,793,000)		10,793,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.10% (Cost $470,887,692)		519,208,026

	Shares
SECURITIES LENDING COLLATERAL - 6.65%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $34,504,236)	34,504,236	34,504,236

TOTAL INVESTMENTS - 106.75% (Cost $505,391,928)		553,712,262

OTHER ASSETS & LIABILITIES, NET - (6.75%)		(35,020,423)

NET ASSETS - 100.00%		$518,691,839

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 40.75%
Collateralized Mortgage Obligations - 23.18%
Bear Stearns Alt-A Trust
2.160% due 02/25/34 “ §	$6,746,073	$6,744,624
Countrywide Home Loan Mortgage Trust
3.978% due 08/25/33 “ §	535,232	530,987
CS First Boston Mortgage Securities Corp
2.170% due 03/25/34 “ §	3,840,240	3,849,291
2.270% due 02/25/34 “ §	7,316,228	7,342,323
2.320% due 01/25/33 “ §	6,016,187	6,043,255
CS First Boston Mortgage Securities Corp (IO)
1.886% due 11/15/36 ~ “ §	23,870,507	1,574,639
2.063% due 05/15/38 ~ “ §	22,201,478	1,659,552
5.500% due 04/25/33 - 06/25/33 “ ±	2,049,676	125,313
5.750% due 05/25/33 “	945,788	82,777
Fannie Mae
4.500% due 09/25/11 “	7,649,413	7,698,742
6.500% due 08/25/08 “	3,555,000	3,766,302
6.750% due 11/25/22 “	325,748	325,947
8.000% due 10/25/19 “	859,414	872,613
Fannie Mae (IO)
5.500% due 12/25/31 “	8,675,040	1,064,838
Freddie Mac
5.000% due 10/15/14 “	5,882,092	5,951,994
6.000% due 12/15/08 - 07/15/30 “ ±	14,501,461	14,971,504
6.500% due 09/15/09 - 09/15/18 “ ±	11,627,728	11,872,889
7.000% due 09/15/30 “	8,800,088	9,283,818
8.500% due 12/15/15 “	1,472,472	1,508,724
Freddie Mac (IO)
4.500% due 02/15/15 “	6,620,784	643,569
5.500% due 05/15/22 “	585,386	95,220
Government National Mortgage Association
6.000% due 09/16/28 - 09/20/28 “ ±	4,126,553	4,168,838
Harborview Mortgage Loan Trust
2.111% due 04/19/34 “ §	9,482,780	9,488,722
Impac CMB Trust
2.210% due 11/25/34 “ §	15,842,693	15,856,604
2.230% due 10/25/34 “ §	9,782,642	9,778,815
Impac Secured Assets Corp
2.240% due 11/25/34 “ §	9,951,184	9,983,226
MASTR Adjustable Rate Mortgages Trust
2.220% due 11/25/34 “ §	5,000,000	5,000,000
3.085% due 08/25/34 “ §	6,736,721	6,889,350
Merrill Lynch Mortgage Investors Inc
4.304% due 07/25/33 “ §	7,704,695	7,774,007
MLCC Mortgage Investors Inc
2.070% due 04/25/29 “ §	9,246,581	9,217,977
2.210% due 03/25/28 “ §	4,802,127	4,819,448
2.450% due 11/25/29 “ §	21,000,000	21,000,000
Prudential Commercial Mortgage Trust (IO)
1.734% due 02/11/36 ~ “ §	43,000,000	2,932,002
Sequoia Mortgage Trust
2.191% due 02/20/34 - 03/20/34 “ § ±	9,877,951	9,858,164
2.530% due 11/20/34 “ §	15,000,000	15,000,000
2.928% due 08/20/34 “ §	19,630,677	19,785,273
Structured Adjustable Rate Mortgage Loan Trust
4.538% due 05/25/34 “ §	9,724,586	9,847,367
4.655% due 02/25/34 “ §	1,425,023	1,448,304
4.812% due 06/25/34 “ §	14,373,355	14,487,742
5.074% due 03/25/34 “ §	3,905,744	3,973,050
Structured Asset Securities Corp
4.620% due 01/25/34 “ §	6,280,208	6,386,422
4.700% due 11/25/33 “ §	6,000,208	6,052,453
5.000% due 07/25/33 “ §	2,207,916	2,215,075
Washington Mutual Inc
2.781% due 06/25/42 - 08/25/42 “ § ±	5,302,971	5,388,963
Washington Mutual Inc (IO)
0.524% due 02/25/34 “ §	15,285,326	95,565
1.181% due 01/25/08 “ §	6,642,444	114,645
Washington Mutual MSC Mortgage Pass-Thru Certs
6.750% due 12/25/31 “	4,730,296	4,768,710
7.000% due 03/25/34 “	9,148,688	9,347,280

		301,686,923

Fannie Mae - 11.42%
3.490% due 08/01/33 “ §	20,647,847	20,455,124
3.642% due 05/01/33 “ §	3,552,408	3,588,552
3.771% due 11/01/33 “ §	7,556,676	7,625,662
3.955% due 04/01/34 “ §	4,242,617	4,335,579
4.253% due 05/01/33 “ §	12,313,655	12,493,678
4.521% due 07/01/36 “ §	3,934,519	4,040,067
4.551% due 08/01/35 “ §	3,134,861	3,218,620
4.617% due 02/01/33 “ §	8,430,764	8,657,390
4.731% due 04/01/33 “ §	3,939,534	3,994,103
4.893% due 06/01/33 “ §	7,558,408	7,748,562
5.500% due 03/01/18 - 12/01/18 “ ±	28,903,931	29,939,698
6.000% due 01/01/18 “	18,630,742	19,522,749
6.500% due 05/01/33 “	12,404,938	13,028,940
7.000% due 05/01/33 - 06/01/33 “ ±	9,422,001	10,004,685

		148,653,409

Freddie Mac - 3.69%
3.639% due 11/01/33 “ §	4,847,531	4,884,092
5.500% due 02/01/12 - 04/01/18 “ ±	15,038,589	15,605,053
6.000% due 04/01/33 “	19,852,842	20,540,569
6.500% due 10/01/31 - 08/01/32 “ ±	6,674,951	7,009,793

		48,039,507

Government National Mortgage Association - 2.46%
4.250% due 07/20/34 “ §	19,892,209	19,893,124
4.500% due 09/20/34 “ §	12,000,000	12,033,750

		31,926,874

Total Mortgage-Backed Securities (Cost $532,925,936)		530,306,713

ASSET-BACKED SECURITIES - 18.84%
AmeriCredit Automobile Receivables Trust
2.110% due 08/06/07 “	9,000,000	8,990,945
2.140% due 12/06/07 “	7,000,000	6,983,121
4.460% due 04/12/09 “	15,000,000	15,317,004
5.010% due 07/14/08 “	3,672,662	3,746,482
5.370% due 06/12/08 “	4,404,700	4,478,858
Capital One Auto Finance Trust
1.830% due 10/15/07 “	5,000,000	4,987,522
5.400% due 05/15/08 “	4,051,782	4,123,834
Citigroup Mortgage Loan Trust Inc
2.030% due 10/25/34 “ §	16,000,000	16,010,923
Countrywide Asset-Backed Certificates
2.190% due 05/25/33 “ §	8,000,000	8,000,000

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Countrywide Home Equity Loan Trust
1.980% due 04/15/30 “ §	$9,457,473	$9,430,135
2.000% due 05/15/28 “ §	7,178,584	7,187,002
2.010% due 06/15/29 “ §	8,862,169	8,856,630
2.020% due 10/15/28 “ §	6,883,049	6,881,975
2.020% due 06/15/29 “ §	9,345,464	9,336,384
2.020% due 07/15/29 “ §	10,100,758	10,109,923
2.110% due 03/15/29 “ §	11,759,896	11,781,895
2.130% due 02/15/34 “ §	25,000,000	25,000,000
CPS Auto Trust
2.688% due 04/15/10 ~ “	9,912,478	9,856,720
First Auto Receivables Group Trust
1.965% due 12/15/07 ~ “	7,500,000	7,483,417
First Franklin Mortgage Loan Asset-Backed Certs
2.130% due 06/25/34 “ §	11,719,847	11,727,162
Household Automotive Trust
5.390% due 08/17/08 “	4,276,218	4,364,513
Household Home Equity Loan Trust
2.161% due 09/20/33 “ §	11,310,276	11,317,153
Park Place Securities Inc
2.118% due 10/25/34 “ §	6,000,000	6,000,000
Residential Asset Mortgage Products Inc
2.080% due 03/25/34 “ §	8,288,402	8,293,574
2.090% due 02/25/34 “ §	6,689,264	6,687,178
Residential Asset Securities Corp (IO)
3.500% due 11/25/05 “	4,866,207	117,076
Saxon Asset Securities Trust (IO)
4.750% due 01/25/05 “	6,750,000	78,125
Triad Auto Receivables Owner Trust
2.480% due 03/12/08 “	5,500,000	5,490,989
Wachovia Asset Securitization Inc
2.060% due 06/25/34 “ §	12,600,000	12,607,164

Total Asset-Backed Securities (Cost $245,743,101)		245,245,704

U.S. GOVERNMENT AGENCY ISSUES - 25.09%
Fannie Mae
2.100% due 04/19/06	11,000,000	10,920,635
2.150% due 04/13/06	21,000,000	20,868,708
2.300% due 04/28/06	35,000,000	34,801,515
2.530% due 04/07/06	20,000,000	19,988,040
2.550% due 04/13/07	8,400,000	8,310,649
3.010% due 06/02/06	12,000,000	12,027,312
6.520% due 07/11/07	3,000,000	3,271,635
Federal Farm Credit Bank
3.650% due 12/03/07	8,000,000	8,095,352
Federal Home Loan Bank
2.300% due 08/30/06	13,600,000	13,473,629
2.750% due 05/15/06	10,000,000	10,014,770
2.750% due 11/15/06 †	14,500,000	14,459,023
2.875% due 02/15/07	4,000,000	3,991,004
2.970% due 09/17/07	10,000,000	9,943,260
3.500% due 05/15/07	19,500,000	19,716,197
3.790% due 11/28/08	5,000,000	4,987,440
5.375% due 02/15/07	5,000,000	5,264,725
Freddie Mac
2.250% due 12/04/06	2,000,000	1,974,082
2.270% due 04/28/06	17,000,000	16,910,614
2.400% due 03/29/07 †	8,000,000	7,889,264
2.500% due 12/30/05	25,000,000	25,013,475
2.810% due 02/02/06	20,000,000	20,080,860
3.000% due 01/30/07	8,600,000	8,587,341
3.000% due 04/25/07	10,000,000	9,997,140
3.000% due 07/27/07	2,000,000	1,979,534
3.000% due 07/09/08	18,535,000	18,273,304
6.750% due 05/30/06	7,800,000	8,324,378
7.100% due 04/10/07	6,705,000	7,373,388

Total U.S. Government Agency Issues (Cost $325,288,696)		326,537,274

U.S. TREASURY OBLIGATIONS - 10.78%
U.S. Treasury Notes - 10.33%
2.375% due 08/31/06 †	43,000,000	42,853,886
2.625% due 11/15/06 †	42,000,000	41,998,362
2.750% due 08/15/07 †	49,700,000	49,579,676

		134,431,924

U.S. Treasury Strips - 0.45%
0.000% due 05/15/12 (PO) †	8,000,000	5,884,560

Total U.S. Treasury Obligations (Cost $139,919,005)		140,316,484

SHORT-TERM INVESTMENTS - 3.81%
Repurchase Agreements - 3.81%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $598,018; collateralized by U.S. Treasury Bonds 8.750% due 08/15/20 and market value $616,613)	598,000	598,000
1.660% due 10/01/04 (Dated 09/30/04, repurchase price of $49,002,259; collateralized by U.S. Treasury Bonds 6.125% due 08/15/29 and market value $49,981,057)	49,000,000	49,000,000

Total Short-Term Investments (Cost $49,598,000)		49,598,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.27% (Cost $1,293,474,738)		1,292,004,175

	Shares
SECURITIES LENDING COLLATERAL - 11.21%
State Street Navigator Securities Lending Prime Portfolio 1.633% Δ (Cost $145,970,911)	145,970,911	145,970,911

TOTAL INVESTMENTS - 110.48% (Cost $1,439,445,649)		1,437,975,086

OTHER ASSETS & LIABILITIES, NET - (10.48%)		(136,421,959)

NET ASSETS - 100.00%		$1,301,553,127

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

Note to Schedule of Investments

(a) The amount of $1,700,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

			Unrealized
	Number of	Notional	Appreciation
Type	Contracts	Amount	(Depreciation)

Eurodollar (12/04)	673	$673,000,000	($83,627)
Eurodollar (03/05)	195	195,000,000	(19,121)
Eurodollar (06/05)	508	508,000,000	(153,937)
Eurodollar (09/05)	186	186,000,000	318
Eurodollar (12/05)	29	29,000,000	(487)
Eurodollar (03/06)	(39)	(39,000,000)	(66,433)
Eurodollar (06/06)	75	75,000,000	2,870
Eurodollar (09/06)	25	25,000,000	5,602
Eurodollar (12/06)	25	25,000,000	7,165
Eurodollar (03/07)	25	25,000,000	8,604
Eurodollar (06/07)	25	25,000,000	9,541
10-Year Swap (12/04)	(464)	(46,400,000)	(800,883)
30-Day Federal Funds (12/04)	191	79,589,700	157,300
U.S. Treasury 2-Year Notes (12/04)	866	173,200,000	(29,740)
U.S. Treasury 5-Year Notes (12/04)	(583)	(58,300,000)	(124,485)
U.S. Treasury 10-Year Notes (12/04)	228	22,800,000	212,542

			($874,771)

PACIFIC SELECT FUND
I-NET TOLLKEEPER PORTFOLIOSM
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.16%
Consumer Discretionary - 36.25%
Citadel Broadcasting Corp *	77,280	$990,730
Clear Channel Communications Inc	60,674	1,891,209
eBay Inc *	14,680	1,349,679
EchoStar Communications Corp ‘A’ *	22,030	685,574
Electronic Arts Inc *	11,430	525,666
Google Inc ‘A’ * †	7,190	931,824
GTECH Holdings Corp	20,300	513,996
Iron Mountain Inc *	57,440	1,944,344
Lamar Advertising Co ‘A’ *	20,780	864,656
Take-Two Interactive Software Inc * †	17,850	586,372
The E.W. Scripps Co ‘A’	21,800	1,041,604
Time Warner Inc *	96,210	1,552,829
Univision Communications Inc ‘A’ *	68,300	2,158,963
Viacom Inc ‘B’	74,838	2,511,563
Westwood One Inc *	46,860	926,422
Yahoo! Inc *	42,080	1,426,933

		19,902,364

Financial Services - 3.40%
CheckFree Corp *	50,870	1,407,573
First Data Corp	10,500	456,750

		1,864,323

Health Care - 1.26%
Guidant Corp	10,490	692,759

Producer Durables - 9.82%
Crown Castle International Corp *	283,370	4,216,546
KLA-Tencor Corp *	28,280	1,173,054

		5,389,600

Technology - 41.69%
ADTRAN Inc	38,260	867,737
Avocent Corp *	71,670	1,865,570
Cisco Systems Inc *	114,750	2,076,975
Dell Inc *	79,650	2,835,540
EMC Corp MA *	113,550	1,310,367
Intel Corp	20,760	416,446
Linear Technology Corp	34,860	1,263,326
Marvell Technology Group Ltd * (Bermuda)	24,580	642,275
Microsoft Corp	141,140	3,902,521
NAVTEQ Corp *	8,140	290,110
QUALCOMM Inc	105,210	4,107,398
Salesforce.com Inc * †	54,520	852,148
Symantec Corp *	16,110	884,117
Tessera Technologies Inc * †	71,020	1,569,542

		22,884,072

Utilities - 7.74%
Cablevision Systems Corp NY ‘A’ * †	90,440	1,834,123
Comcast Corp Special ‘A’ *	40,450	1,129,364
Cox Communications Inc ‘A’ *	38,880	1,288,094

		4,251,581

Total Common Stocks (Cost $55,012,051)		54,984,699

	Principal Amount
SHORT-TERM INVESTMENT - 0.55%
Repurchase Agreement - 0.55%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $301,009; collateralized by U.S. Treasury Bonds 6.125% due 08/15/29 and market value $312,824)	$301,000	301,000

Total Short-Term Investment (Cost $301,000)		301,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.71% (Cost $55,313,051)		55,285,699

	Shares
SECURITIES LENDING COLLATERAL - 6.95%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $3,811,716)	3,811,716	3,811,716

TOTAL INVESTMENTS - 107.66% (Cost $59,124,767)		59,097,415

OTHER ASSETS & LIABILITIES, NET - (7.66%)		(4,202,666)

NET ASSETS - 100.00%		$54,894,749

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
FINANCIAL SERVICES PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.43%
Financial Services - 97.43%
AFLAC Inc	11,800	$462,678
American Capital Strategies Ltd †	24,100	755,294
American Express Co	61,900	3,185,374
American International Group Inc	76,800	5,221,632
Anglo Irish Bank Corp PLC (Ireland)	30,500	563,556
Bank of America Corp	116,024	5,027,320
Canadian Imperial Bank of Commerce (Canada)	22,000	1,176,637
Capital One Financial Corp	50,200	3,709,780
CIT Group Inc	8,300	310,337
Citigroup Inc	105,950	4,674,514
City National Corp CA	10,000	649,500
Compass Bancshares Inc	10,400	455,728
Countrywide Financial Corp	13,400	527,826
E*TRADE Financial Corp *	64,300	734,306
Endurance Specialty Holdings Ltd (Bermuda)	20,400	655,860
Everest Re Group Ltd (Barbados)	2,700	200,691
Fannie Mae	17,900	1,134,860
Fifth Third Bancorp	24,600	1,210,812
Franklin Resources Inc	29,000	1,617,040
Freddie Mac	21,400	1,396,136
Investors Financial Services Corp †	11,400	514,482
JPMorgan Chase & Co	152,172	6,045,794
Legg Mason Inc	56,250	2,996,437
Lehman Brothers Holdings Inc	39,100	3,117,052
Marshall & Ilsley Corp	24,000	967,200
MBNA Corp	71,700	1,806,840
Mellon Financial Corp	15,000	415,350
Merrill Lynch & Co Inc	91,500	4,549,380
Morgan Stanley	65,600	3,234,080
National Financial Partners Corp	19,600	701,288
North Fork Bancorp Inc †	19,600	871,220
Northern Trust Corp	11,100	452,880
Providian Financial Corp *	39,700	616,938
Prudential Financial Inc	76,700	3,607,968
Reinsurance Group of America Inc	10,600	436,720
Safeco Corp	60,100	2,743,565
SLM Corp	11,500	512,900
State Street Corp	24,800	1,059,208
TCF Financial Corp	14,800	448,292
The Allstate Corp	53,400	2,562,666
The Bank of New York Co Inc	125,000	3,646,250
The Bear Stearns Cos Inc	4,700	451,999
The Goldman Sachs Group Inc	25,200	2,349,648
The Hartford Financial Services Group Inc	32,400	2,006,532
The PMI Group Inc	70,400	2,856,832
The St. Paul Travelers Cos Inc	11,931	394,414
U.S. Bancorp	92,900	2,684,810
UBS AG (NYSE) (Switzerland)	21,600	1,519,128
Wachovia Corp	90,900	4,267,755
Washington Mutual Inc	12,200	476,776
Wells Fargo & Co	55,500	3,309,465
Zions Bancorp	18,700	1,141,448

		96,435,198

Total Common Stocks (Cost $86,502,152)		96,435,198

EXCHANGE TRADED FUND - 1.25%
Financial Select Sector SPDR Fund †	43,300	1,232,318

Total Exchange Traded Fund (Cost $1,227,451)		1,232,318

	Principal Amount
SHORT-TERM INVESTMENT - 1.37%
Repurchase Agreement - 1.37%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $1,355,041; collateralized by U.S. Treasury Bonds 8.750% due 08/15/20 and market value $1,387,378)	$1,355,000	1,355,000

Total Short-Term Investment (Cost $1,355,000)		1,355,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.05%
(Cost $89,084,603)		99,022,516

	Shares
SECURITIES LENDING COLLATERAL - 2.38%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $2,358,743)	2,358,743	2,358,743

TOTAL INVESTMENTS - 102.43% (Cost $91,443,346)		101,381,259

OTHER ASSETS & LIABILITIES, NET - (2.43%)		(2,401,234)

NET ASSETS - 100.00%		$98,980,025

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.83%
Consumer Staples - 7.22%
CVS Corp	38,400	$1,617,792
Procter & Gamble Co	106,558	5,766,919
Walgreen Co	51,000	1,827,330

		9,212,041

Health Care - 85.07%
Abbott Laboratories	128,540	5,444,954
Aetna Inc	36,500	3,647,445
Alcon Inc (Switzerland)	19,900	1,595,980
Allergan Inc	20,200	1,465,510
Amgen Inc *	59,100	3,349,788
Anthem Inc * †	35,500	3,097,375
AstraZeneca PLC ADR (United Kingdom)	43,900	1,805,607
Aventis SA ADR † (France)	7,800	658,476
Baxter International Inc	122,100	3,926,736
Biogen Idec Inc *	53,200	3,254,244
Boston Scientific Corp *	106,100	4,215,353
Bristol-Myers Squibb Co	163,000	3,858,210
C.R. Bard Inc	22,600	1,279,838
Caremark Rx Inc *	45,870	1,471,051
Coventry Health Care Inc *	36,750	1,961,348
Genzyme Corp *	24,600	1,338,486
GlaxoSmithKline PLC ADR † (United Kingdom)	97,900	4,281,167
Guidant Corp	68,300	4,510,532
Hospira Inc *	160,364	4,907,138
Johnson & Johnson	112,241	6,322,536
Medco Health Solutions Inc *	42,074	1,300,087
Medtronic Inc	80,200	4,162,380
Merck & Co Inc	77,200	2,547,600
Novartis AG ADR (Switzerland)	124,900	5,829,083
Pfizer Inc	178,348	5,457,449
Roche Holding AG (Switzerland)	13,639	1,410,648
Sanofi-Aventis ADR † (France)	37,400	1,369,214
Schering-Plough Corp	238,000	4,536,280
St. Jude Medical Inc *	59,400	4,471,038
Stryker Corp	53,800	2,586,704
Teva Pharmaceutical Industries Ltd ADR (Israel)	89,380	2,319,411
UnitedHealth Group Inc	51,536	3,800,265
Wyeth	91,200	3,410,880
Zimmer Holdings Inc *	37,580	2,970,323

		108,563,136

Multi-Industry - 1.54%
Takeda Pharmaceutical Co Ltd (Japan)	43,400	1,969,236

Total Common Stocks (Cost $114,371,144)		119,744,413

	Principal Amount
SHORT-TERM INVESTMENT - 6.17%
Repurchase Agreement - 6.17%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $7,881,241; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $8,038,732)	$7,881,000	7,881,000

Total Short-Term Investment (Cost $7,881,000)		7,881,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.00% (Cost $122,252,144)		127,625,413

	Shares
SECURITIES LENDING COLLATERAL - 4.67%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $5,957,500)	5,957,500	5,957,500

TOTAL INVESTMENTS - 104.67% (Cost $128,209,644)		133,582,913

OTHER ASSETS & LIABILITIES, NET - (4.67%)		(5,959,349)

NET ASSETS - 100.00%		$127,623,564

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.80%
Consumer Discretionary - 13.41%
CDW Corp	10,500	$609,315
CNET Networks Inc *	19,700	180,255
eBay Inc *	19,100	1,756,054
Electronic Arts Inc *	16,300	749,637
InfoSpace Inc * †	9,900	469,161
iVillage Inc * †	44,800	268,800
Time Warner Inc *	85,950	1,387,233
ValueClick Inc * †	29,100	274,704
VeriSign Inc *	70,600	1,403,528
XM Satellite Radio Holdings Inc ‘A’ * †	8,400	260,568
Yahoo! Inc *	120,900	4,099,719

		11,458,974

Financial Services - 4.49%
Automatic Data Processing Inc	20,200	834,664
DST Systems Inc *	18,100	804,907
First Data Corp	25,500	1,109,250
Paychex Inc	35,900	1,082,385

		3,831,206

Health Care - 2.30%
Biogen Idec Inc *	21,100	1,290,687
Genentech Inc *	8,000	419,360
Quest Diagnostics Inc	2,900	255,838

		1,965,885

Producer Durables - 3.54%
American Tower Corp ‘A’ *	10,700	164,245
Crown Castle International Corp *	21,400	318,432
KLA-Tencor Corp *	15,800	655,384
Lexmark International Inc ‘A’ *	17,300	1,453,373
Novellus Systems Inc *	16,400	436,076

		3,027,510

Technology - 64.32%
Accenture Ltd ‘A’ * (Bermuda)	15,700	424,685
ADTRAN Inc	17,300	392,364
Altera Corp *	60,500	1,183,985
Amdocs Ltd * (United Kingdom)	46,740	1,020,334
Amphenol Corp ‘A’ *	10,800	370,008
Analog Devices Inc	28,100	1,089,718
Apple Computer Inc *	54,500	2,111,875
ATI Technologies Inc * † (Canada)	26,700	409,311
Avaya Inc *	67,020	934,259
Broadcom Corp ‘A’ *	28,700	783,223
Celestica Inc * (Canada)	26,400	335,280
Check Point Software Technologies Ltd * (Israel)	59,300	1,006,321
Cisco Systems Inc *	134,000	2,425,400
Cognizant Technology Solutions Corp ‘A’ *	45,300	1,382,103
Cognos Inc * (Canada)	12,700	451,104
Computer Associates International Inc	39,300	1,033,590
Comverse Technology Inc *	70,310	1,323,937
Corning Inc *	55,970	620,148
Cypress Semiconductor Corp * †	43,300	382,772
Dell Inc *	54,700	1,947,320
EMC Corp MA *	116,800	1,347,872
F5 Networks Inc *	7,200	219,312
Flextronics International Ltd * (Singapore)	47,100	624,075
Hewlett-Packard Co	36,900	691,875
Hyperion Solutions Corp *	9,500	322,905
Intel Corp	44,700	896,682
International Business Machines Corp	14,500	1,243,230
Intuit Inc *	15,600	708,240
Juniper Networks Inc * †	48,105	1,135,278
Linear Technology Corp	34,800	1,261,152
Lucent Technologies Inc * †	165,600	524,952
Macromedia Inc *	24,600	493,968
Marvell Technology Group Ltd * (Bermuda)	32,300	843,999
Maxim Integrated Products Inc	27,500	1,162,975
Mercury Interactive Corp *	12,400	432,512
Microchip Technology Inc	23,000	617,320
Microsoft Corp	120,500	3,331,825
Motorola Inc	85,790	1,547,652
National Semiconductor Corp *	45,700	707,893
NAVTEQ Corp *	16,700	595,188
Network Appliance Inc *	38,100	876,300
Nokia OYJ ADR (Finland)	33,926	465,465
Novell Inc *	52,400	330,644
Opsware Inc * †	22,300	125,103
Oracle Corp *	116,200	1,310,736
PMC-Sierra Inc *	41,500	365,615
QUALCOMM Inc	27,480	1,072,819
Research In Motion Ltd * (Canada)	4,100	312,994
Sanmina-SCI Corp *	29,900	210,795
SAP AG ADR (Germany)	23,100	899,745
Scientific-Atlanta Inc	23,000	596,160
Silicon Laboratories Inc * †	7,700	254,793
Storage Technology Corp *	20,800	525,408
Symantec Corp *	42,900	2,354,352
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	98,024	699,889
Telefonaktiebolaget LM Ericsson ADR * † (Sweden)	30,800	962,192
Texas Instruments Inc	76,300	1,623,664
Trimble Navigation Ltd * †	12,000	379,200
VERITAS Software Corp *	61,540	1,095,412
Xilinx Inc	30,600	826,200
Zebra Technologies Corp ‘A’ *	21,615	1,318,731

		54,942,859

Utilities - 6.74%
America Movil SA de CV ‘L’ ADR (Mexico)	6,900	269,307
BellSouth Corp	25,000	678,000
Comcast Corp ‘A’ *	25,000	706,000
Cox Communications Inc ‘A’ *	12,140	402,198
Nextel Communications Inc ‘A’ *	19,800	472,032
Nextel Partners Inc ‘A’ * †	50,800	842,264
NII Holdings Inc * †	8,300	342,043
SBC Communications Inc	17,800	461,910
Sprint Corp	10,400	209,352
Verizon Communications Inc	17,500	689,150
VimpelCom ADR * † (Russia)	6,300	685,440

		5,757,696

Total Common Stocks (Cost $78,466,484)		80,984,130

EXCHANGE TRADED FUND - 0.49%
Semiconductor HOLDRs Trust	13,900	419,780

Total Exchange Traded Fund (Cost $419,884)		419,780

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.29%
Repurchase Agreement - 4.29%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $3,664,112; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $3,739,099)	$3,664,000	$3,664,000

Total Short-Term Investment (Cost $3,664,000)		3,664,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.58% (Cost $82,550,368)		85,067,910

	Shares
SECURITIES LENDING COLLATERAL - 7.29%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $6,228,411)	6,228,411	6,228,411

TOTAL INVESTMENTS - 106.87% (Cost $88,778,779)		91,296,321

OTHER ASSETS & LIABILITIES, NET - (6.87%)		(5,867,818)

NET ASSETS - 100.00%		$85,428,503

Note to Schedule of Investments

(a)	Transactions in written options for the period ended September 30, 2004, were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2003	65	$5,395
Call Options Written	1,416	102,108
Call Options Exercised	(65)	(5,395)
Call Options Expired	(1,018)	(53,554)
Call Options Repurchased	(398)	(48,554)

Outstanding, September 30, 2004	—	$—

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 3.40%
Materials & Processing - 3.40%
Cia Siderurgica de Tubarao SA (Brazil)	64,900	$2,760,348

Total Preferred Stocks (Cost $2,295,932)		2,760,348

COMMON STOCKS - 92.74%
Autos & Transportation - 2.55%
FedEx Corp	24,125	2,067,271

Consumer Discretionary - 36.44%
Alberto-Culver Co	32,630	1,418,752
AutoZone Inc *	26,760	2,067,210
Avon Products Inc	43,435	1,897,241
Costco Wholesale Corp	62,790	2,609,552
Getty Images Inc *	55,275	3,056,708
Hermes International (France)	13,839	2,624,085
LVMH Moet Hennessy Louis Vuitton SA (France)	38,012	2,537,075
Marvel Enterprises Inc * †	51,012	742,735
Oriflame Cosmetics SA SDR * (Sweden)	168,246	3,798,061
Puma AG (Germany)	13,209	3,526,489
Time Warner Inc *	115,530	1,864,654
Univision Communications Inc ‘A’ *	84,667	2,676,324
XM Satellite Radio Holdings Inc ‘A’ * †	23,990	744,170

		29,563,056

Consumer Staples - 2.76%
Molson Inc ‘A’ (Canada)	88,365	2,241,862

Energy - 2.17%
EOG Resources Inc	26,725	1,759,841

Financial Services - 14.62%
Assurant Inc	74,740	1,943,240
Berkshire Hathaway Inc ‘B’ *	867	2,489,157
CapitalSource Inc * †	148,705	3,322,070
Chicago Mercantile Exchange Holdings Inc †	21,495	3,467,144
National Financial Partners Corp	17,885	639,925

		11,861,536

Health Care - 18.71%
Align Technology Inc * †	193,055	2,949,880
Celgene Corp * †	16,300	949,149
Cytyc Corp *	46,540	1,123,941
Dade Behring Holdings Inc *	70,315	3,917,811
OSI Pharmaceuticals Inc * †	12,695	780,235
Roche Holding AG (Switzerland)	40,108	4,148,272
Taro Pharmaceuticals Industries Ltd * (Israel)	55,820	1,305,072

		15,174,360

Materials & Processing - 7.80%
Aracruz Celulose SA ADR † (Brazil)	70,475	2,334,132
Cia Siderurgica Nacional SA ADR † (Brazil)	146,600	2,276,698
LNR Property Corp	27,735	1,717,074

		6,327,904

Producer Durables - 3.57%
Desarrolladora Homex SA de CV ADR * † (Mexico)	49,460	1,021,349
FKI PLC (United Kingdom)	863,800	1,875,862

		2,897,211

Technology - 4.12%
ARM Holdings PLC (United Kingdom)	272,626	411,965
Check Point Software Technologies Ltd * (Israel)	46,065	781,723
Samsung Electronics Co Ltd (S. Korea)	5,400	2,147,807

		3,341,495

Total Common Stocks (Cost $66,525,434)		75,234,536

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.85%
U.S. Government Agency Issue - 3.82%
Federal Home Loan Bank 1.650% due 10/01/04	$3,100,000	3,100,000

Repurchase Agreement - 0.03%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $21,001; collateralized by U.S. Treasury Bonds 6.250% due 05/15/30 and market value $24,359)	21,000	21,000

Total Short-Term Investments (Cost $3,121,000)		3,121,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.99% (Cost $71,942,366)		81,115,884

	Shares
SECURITIES LENDING COLLATERAL - 15.12%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $12,262,832)	12,262,832	12,262,832

TOTAL INVESTMENTS - 115.11% (Cost $84,205,198)		93,378,716

OTHER ASSETS & LIABILITIES, NET - (15.11%)		(12,258,770)

NET ASSETS - 100.00%		$81,119,946

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2004, were as follows:

		Principal
		Amount
Contract		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	KRW	1,025,000,000	11/04	($35,697)

(b)	Principal amount denoted in the indicated currency:

KRW — Korean Won

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.61%
Autos & Transportation - 5.36%
C.H. Robinson Worldwide Inc	296,545	$13,756,723
Canadian National Railway Co (Canada)	877,258	42,546,989
FedEx Corp	361,770	31,000,071

		87,303,783

Consumer Discretionary - 29.45%
Amazon.com Inc *	400,045	16,345,839
Avon Products Inc	449,135	19,618,217
Best Buy Co Inc	261,145	14,164,505
Clear Channel Communications Inc	812,035	25,311,131
eBay Inc *	59,180	5,441,009
EchoStar Communications Corp ‘A’ *	360,780	11,227,474
Electronic Arts Inc *	336,685	15,484,143
Harman International Industries Inc	115,855	12,483,376
Lamar Advertising Co ‘A’ *	204,820	8,522,560
Liberty Media Corp ‘A’ *	8,380,347	73,076,626
Liberty Media International Inc ‘A’ *	469,706	15,670,332
LVMH Moet Hennessy Louis Vuitton SA † (France)	338,556	22,596,603
Marvel Enterprises Inc * †	593,612	8,642,991
Nike Inc ‘B’	274,695	21,645,966
PETsMART Inc	295,115	8,378,315
Staples Inc	808,610	24,112,750
Starwood Hotels & Resorts Worldwide Inc	946,400	43,931,888
The Gap Inc	911,170	17,038,879
The Walt Disney Co	554,485	12,503,637
Time Warner Inc *	2,801,298	45,212,950
Univision Communications Inc ‘A’ *	278,435	8,801,330
Yahoo! Inc *	1,465,680	49,701,209

		479,911,730

Consumer Staples - 0.62%
Whole Foods Market Inc †	117,015	10,038,717

Energy - 1.20%
BJ Services Co	252,640	13,240,862
Reliant Energy Inc *	685,915	6,399,587

		19,640,449

Financial Services - 16.01%
Automatic Data Processing Inc	196,910	8,136,321
Berkshire Hathaway Inc ‘B’ *	22,203	63,744,813
Chicago Mercantile Exchange Holdings Inc †	11,710	1,888,823
Citigroup Inc	659,830	29,111,700
Fannie Mae	172,320	10,925,088
Freddie Mac	503,160	32,826,158
JPMorgan Chase & Co	1,193,468	47,416,484
MBNA Corp	647,185	16,309,062
MGIC Investment Corp †	344,140	22,902,517
NewAlliance Bancshares Inc †	495,569	7,111,415
The Goldman Sachs Group Inc	220,305	20,541,238

		260,913,619

Health Care - 14.57%
Anthem Inc * †	183,860	16,041,785
Caremark Rx Inc *	801,360	25,699,615
Celgene Corp * †	103,965	6,053,882
Forest Laboratories Inc *	446,630	20,089,417
Guidant Corp	292,835	19,338,823
Kinetic Concepts Inc *	36,175	1,900,996
Medtronic Inc	168,915	8,766,689
Neurocrine Biosciences Inc * †	123,145	5,807,518
Pfizer Inc	508,420	15,557,652
Roche Holding AG (Switzerland)	547,743	56,651,711
Sanofi-Aventis † (France)	202,359	14,674,710
UnitedHealth Group Inc	636,210	46,914,125

		237,496,923

Materials & Processing - 3.24%
American Standard Cos Inc *	348,785	13,571,224
Delta & Pine Land Co †	129,480	3,463,590
Givaudan SA (Switzerland)	25,079	15,261,544
POSCO (S. Korea)	69,380	10,333,191
Syngenta AG * (Switzerland)	85,086	8,118,047
Syngenta AG ADR * (Switzerland)	110,085	2,101,523

		52,849,119

Multi-Industry - 4.87%
Smiths Group PLC (United Kingdom)	1,086,223	14,585,766
Tyco International Ltd † (Bermuda)	2,116,065	64,878,553

		79,464,319

Producer Durables - 2.79%
Lexmark International Inc ‘A’ *	200,595	16,851,986
Lockheed Martin Corp	415,290	23,164,876
Pentair Inc	154,535	5,394,817

		45,411,679

Technology - 14.47%
ATI Technologies Inc * † (Canada)	412,710	6,326,844
Cisco Systems Inc *	2,120,120	38,374,172
Corning Inc *	876,680	9,713,614
Dell Inc *	418,215	14,888,454
Maxim Integrated Products Inc	552,110	23,348,732
Microsoft Corp	1,739,935	48,109,203
Motorola Inc	1,106,265	19,957,021
Samsung Electronics Co Ltd (S. Korea)	117,880	46,885,836
Texas Instruments Inc	1,324,735	28,190,361

		235,794,237

Utilities - 3.03%
Cablevision Systems Corp NY ‘A’ * †	631,874	12,814,405
Comcast Corp Special ‘A’ *	1,152,240	32,170,541
Nextel Partners Inc ‘A’ *	262,840	4,357,887

		49,342,833

Total Common Stocks (Cost $1,328,443,064)		1,558,167,408

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.54%
Commercial Paper - 4.54%
AIG Funding Inc 1.800% due 10/01/04	$25,000,000	25,000,000
UBS Finance DE LLC 1.880% due 10/01/04	49,000,000	49,000,000

		74,000,000

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.00%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $69,002; collateralized by U.S. Treasury Notes 6.125% due 08/15/07 and market value $71,338)	$69,000	$69,000

Total Short-Term Investments (Cost $74,069,000)		74,069,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.15% (Cost $1,402,512,064)		1,632,236,408

	Shares
SECURITIES LENDING COLLATERAL - 6.07%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $98,892,786)	98,892,786	98,892,786

TOTAL INVESTMENTS - 106.22% (Cost $1,501,404,850)		1,731,129,194

OTHER ASSETS & LIABILITIES, NET - (6.22%)		(101,347,620)

NET ASSETS - 100.00%		$1,629,781,574

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2004, were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CHF	16,300,000	10/04	($445,083)
Sell	CHF	12,860,000	04/05	(83,006)
Sell	EUR	5,600,000	10/04	(289,848)
Sell	EUR	1,700,000	03/05	(67,950)
Sell	EUR	3,100,000	04/05	(34,593)
Buy	KRW	5,303,200,000	11/04	38,797
Sell	KRW	24,153,200,000	11/04	(777,909)

				($1,659,592)

(b)	Principal amount denoted in the indicated currency:

CHF — Swiss Franc
EUR — Eurodollar
KRW — Korean Won

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.26%
Autos & Transportation - 4.98%
Lear Corp	406,100	$22,112,145
Norfolk Southern Corp	769,800	22,893,852
Southwest Airlines Co †	1,924,300	26,208,966

		71,214,963

Consumer Discretionary - 31.83%
Abercrombie & Fitch Co ‘A’	370,600	11,673,900
ARAMARK Corp ‘B’	1,305,200	31,507,528
Arbitron Inc * †	597,800	21,885,458
Belo Corp ‘A’ †	821,200	18,509,848
CDW Corp †	351,500	20,397,545
Circuit City Stores Inc †	1,178,900	18,084,326
Darden Restaurants Inc	795,200	18,544,064
Dex Media Inc *	1,703,700	36,067,329
Dollar Tree Stores Inc * †	1,338,800	36,080,660
Iron Mountain Inc * †	435,200	14,731,520
LeapFrog Enterprises Inc * †	1,055,000	21,363,750
Limited Brands Inc	1,063,800	23,712,102
Mattel Inc †	1,526,000	27,666,380
Polo Ralph Lauren Corp †	583,900	21,236,443
Reebok International Ltd †	665,400	24,433,488
Republic Services Inc	791,700	23,560,992
Sears Roebuck & Co †	651,300	25,954,305
The Black & Decker Corp	59,000	4,568,960
Westwood One Inc *	2,067,000	40,864,590
Yum! Brands Inc †	356,000	14,474,960

		455,318,148

Consumer Staples - 2.20%
Pepsi Bottling Group Inc †	639,600	17,365,140
Safeway Inc *	728,400	14,065,404

		31,430,544

Energy - 2.66%
Baker Hughes Inc	396,900	17,352,468
Premcor Inc *	257,300	9,906,050
Valero Energy Corp	134,900	10,820,329

		38,078,847

Financial Services - 19.47%
AMB Property Corp	377,800	13,986,156
Archstone-Smith Trust	450,400	14,250,656
City National Corp CA †	212,500	13,801,875
DST Systems Inc * †	547,800	24,360,666
Federated Investors Inc ‘B’	566,700	16,116,948
First Horizon National Corp †	340,500	14,764,080
Health Care Property Investors Inc	795,600	20,685,600
Legg Mason Inc	440,550	23,468,099
M&T Bank Corp †	144,700	13,847,790
Mercantile Bankshares Corp †	279,600	13,409,616
North Fork Bancorp Inc †	559,600	24,874,220
Protective Life Corp	687,600	27,029,556
RenaissanceRe Holdings Ltd † (Bermuda)	450,800	23,252,264
SEI Investments Co	555,400	18,705,872
Student Loan Corp †	112,400	15,932,700

		278,486,098

Health Care - 10.26%
DaVita Inc * †	761,300	23,714,495
Edwards Lifesciences Corp * †	593,300	19,875,550
Health Net Inc * †	754,300	18,646,296
Laboratory Corp of America Holdings * †	824,300	36,038,396
Medco Health Solutions Inc *	809,600	25,016,640
Visx Inc * †	1,137,760	23,437,856

		146,729,233

Integrated Oils - 3.50%
GlobalSantaFe Corp	968,800	29,693,720
Unocal Corp †	473,300	20,351,900

		50,045,620

Materials & Processing - 9.75%
Ashland Inc	241,000	13,515,280
Avery Dennison Corp	434,500	28,581,410
Ball Corp	557,100	20,852,253
International Steel Group Inc *	719,600	24,250,520
Pactiv Corp *	1,137,900	26,456,175
Rohm & Haas Co	602,600	25,893,722

		139,549,360

Multi-Industry - 1.10%
ITT Industries Inc	197,300	15,782,027

Producer Durables - 3.31%
Alliant Techsystems Inc * †	266,200	16,105,100
Novellus Systems Inc *	740,900	19,700,531
Pitney Bowes Inc	262,200	11,563,020

		47,368,651

Technology - 6.22%
AMIS Holdings Inc * †	1,037,900	14,032,408
BEA Systems Inc * †	772,900	5,340,739
Ingram Micro Inc ‘A’ *	738,800	11,894,680
Intersil Corp ‘A’ †	851,700	13,567,581
PeopleSoft Inc *	270,300	5,365,455
QLogic Corp *	341,600	10,114,776
Siebel Systems Inc *	928,500	7,000,890
Storage Technology Corp * †	860,200	21,728,652

		89,045,181

Utilities - 1.98%
KeySpan Corp †	447,700	17,549,840
MCI Inc	645,500	10,812,125

		28,361,965

Total Common Stocks (Cost $1,272,131,023)		1,391,410,637

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.02%
Repurchase Agreement - 2.02%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $28,922,884; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $29,503,927)	$28,922,000	28,922,000

Total Short-Term Investment (Cost $28,922,000)		28,922,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.28% (Cost $1,301,053,023)		1,420,332,637

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.10%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $187,371,146)	187,371,146	$187,371,146

TOTAL INVESTMENTS - 112.38% (Cost $1,488,424,169)		1,607,703,783

OTHER ASSETS & LIABILITIES, NET - (12.38%)		(177,058,640)

NET ASSETS - 100.00%		$1,430,645,143

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.16%
Denmark - 2.22%
Danske Bank AS	1,506,800	$39,603,004

Finland - 4.41%
Nokia OYJ	5,712,000	78,589,066

France - 10.65%
AXA †	1,731,728	35,029,580
Sanofi-Aventis †	576,890	41,835,024
Societe Generale †	623,000	55,119,730
Total SA †	284,395	57,916,189

		189,900,523

Germany - 4.18%
Schering AG	619,700	39,014,282
Siemens AG	484,000	35,459,413

		74,473,695

Ireland - 3.19%
Allied Irish Banks PLC	3,412,500	56,824,498

Italy - 5.22%
ENI SPA †	2,624,435	58,790,415
Sanpaolo IMI SPA †	3,040,000	34,314,023

		93,104,438

Japan - 8.26%
Canon Inc †	1,059,000	49,781,024
Kao Corp †	2,389,000	52,790,190
Nomura Holdings Inc	3,475,000	44,622,034

		147,193,248

Netherlands - 6.09%
Heineken NV †	1,756,840	52,880,919
Royal Dutch Petroleum Co †	1,081,160	55,674,737

		108,555,656

Switzerland - 18.56%
Compagnie Financiere Richemont AG ‘A’	1,313,000	36,371,337
Credit Suisse Group *	1,617,300	51,673,205
Nestle SA	208,330	47,771,000
Novartis AG	1,215,500	56,718,461
Roche Holding AG	351,300	36,334,095
Swiss Reinsurance Co	559,400	32,225,207
UBS AG (LI)	989,000	69,699,820

		330,793,125

United Kingdom - 32.38%
Barclays PLC	8,051,500	77,225,195
BP PLC	6,232,100	59,492,638
Cadbury Schweppes PLC	8,494,297	65,331,513
Diageo PLC	4,098,487	51,177,492
GlaxoSmithKline PLC	3,460,176	74,578,956
HSBC Holdings PLC (LI)	4,635,800	73,575,061
Tesco PLC	7,480,800	38,617,134
Unilever PLC	7,915,100	64,421,959
Vodafone Group PLC	30,380,600	72,710,708

		577,130,656

Total Common Stocks (Cost $1,547,376,957)		1,696,167,909

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.56%
Repurchase Agreement - 4.56%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $81,303,484; collateralized by U.S. Treasury Bonds 5.250% due 02/15/29 and market value $48,961,226; and 7.500% due 11/15/16 and market value $33,968,424)	$81,301,000	81,301,000

Total Short-Term Investment (Cost $81,301,000)		81,301,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.72% (Cost $1,628,677,957)		1,777,468,909

	Shares
SECURITIES LENDING COLLATERAL - 15.88%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $283,006,107)	283,006,107	283,006,107

TOTAL INVESTMENTS - 115.60% (Cost $1,911,684,064)		2,060,475,016

OTHER ASSETS & LIABILITIES, NET - (15.60%)		(278,069,815)

NET ASSETS - 100.00%		$1,782,405,201

Note to Schedule of Investments

(a) As of September 30, 2004, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	31.97%
Short-Term Investment & Securities Lending Collateral	20.44%
Consumer Staples	17.97%
Health Care	13.94%
Integrated Oils	9.71%
Technology	7.20%
Consumer Discretionary	5.00%
Utilities	4.08%
Energy	3.30%
Multi-Industry	1.99%

115.60%
Other Assets & Liabilities, Net	(15.60%)

100.00%

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.98%
Autos & Transportation - 1.31%
FedEx Corp	17,840	$1,528,710
Southwest Airlines Co	79,820	1,087,148
United Parcel Service Inc ‘B’	18,260	1,386,299

		4,002,157

Consumer Discretionary - 16.37%
Avon Products Inc	36,660	1,601,309
Best Buy Co Inc	21,400	1,160,736
Career Education Corp * †	5,800	164,894
Carnival Corp	47,200	2,232,088
Clear Channel Communications Inc	30,350	946,009
Cooper Industries Ltd ‘A’	16,050	946,950
Cox Radio Inc ‘A’ * †	16,850	251,402
eBay Inc *	14,000	1,287,160
EchoStar Communications Corp ‘A’ *	9,180	285,682
Electronic Arts Inc *	14,900	685,251
Entercom Communications Corp *	9,050	295,573
Fox Entertainment Group Inc ‘A’ *	15,700	435,518
Getty Images Inc *	7,620	421,386
Hot Topic Inc * †	17,490	298,030
InterActiveCorp * †	50,090	1,102,982
Kohl’s Corp *	52,920	2,550,215
Mattel Inc	126,900	2,300,697
Monster Worldwide Inc *	26,120	643,597
Newell Rubbermaid Inc	121,310	2,431,052
Pacific Sunwear of California Inc * †	1,890	39,784
Reebok International Ltd †	37,400	1,373,328
Royal Caribbean Cruises Ltd † (Liberia)	23,100	1,007,160
Staples Inc	20,940	624,431
Target Corp	51,840	2,345,760
The Cheesecake Factory Inc * †	8,800	381,920
The Gap Inc	114,000	2,131,800
The Home Depot Inc	55,120	2,160,704
The News Corp Ltd ADR † (Australia)	44,700	1,400,451
The Walt Disney Co	176,400	3,977,820
Time Warner Inc *	45,240	730,174
Univision Communications Inc ‘A’ *	28,780	909,736
Viacom Inc ‘B’	253,844	8,519,005
Wal-Mart Stores Inc	25,880	1,376,816
Westwood One Inc *	38,950	770,042
Yahoo! Inc *	68,000	2,305,880

		50,095,342

Consumer Staples - 3.44%
CVS Corp	35,740	1,505,726
General Mills Inc	64,800	2,909,520
PepsiCo Inc	81,330	3,956,704
Procter & Gamble Co	10,900	589,908
Rite Aid Corp *	440,720	1,551,334

		10,513,192

Energy - 3.13%
BJ Services Co	39,070	2,047,659
Calpine Corp * †	779,660	2,261,014
Cooper Cameron Corp *	53,470	2,932,295
Devon Energy Corp	32,780	2,327,708

		9,568,676

Financial Services - 14.32%
American Express Co	50,390	2,593,069
American International Group Inc	40,780	2,772,632
Bank of America Corp	52,854	2,290,164
Citigroup Inc	129,290	5,704,275
Conseco Inc * †	137,400	2,426,484
Fiserv Inc *	36,400	1,268,904
Freddie Mac	58,510	3,817,192
JPMorgan Chase & Co	81,900	3,253,887
MBNA Corp	68,370	1,722,924
Mellon Financial Corp	151,230	4,187,559
Merrill Lynch & Co Inc	80,120	3,983,566
Northern Trust Corp	13,810	563,448
PNC Financial Services Group Inc	45,920	2,484,272
The Allstate Corp	74,820	3,590,612
The Goldman Sachs Group Inc	4,700	438,228
The Hartford Financial Services Group Inc	43,490	2,693,336

		43,790,552

Health Care - 17.03%
Abbott Laboratories	97,890	4,146,620
Amgen Inc *	32,750	1,856,270
Apria Healthcare Group Inc *	58,000	1,580,500
Elan Corp PLC ADR * † (Ireland)	21,400	500,760
Eli Lilly & Co	21,800	1,309,090
Genentech Inc *	27,800	1,457,276
Genzyme Corp *	48,746	2,652,270
Gilead Sciences Inc *	61,560	2,301,113
HCA Inc	28,100	1,072,015
Johnson & Johnson	198,620	11,188,265
Lincare Holdings Inc *	9,200	273,332
MedImmune Inc *	90,200	2,137,740
Medtronic Inc	57,380	2,978,022
Merck & Co Inc	132,030	4,356,990
Pfizer Inc	117,972	3,609,943
Tenet Healthcare Corp *	256,900	2,771,951
Wyeth	210,890	7,887,286

		52,079,443

Integrated Oils - 3.07%
GlobalSantaFe Corp	159,623	4,892,445
Noble Corp *	99,750	4,483,762

		9,376,207

Materials & Processing - 4.05%
Bowater Inc †	48,070	1,835,793
Cia Vale do Rio Doce ADR * (Brazil)	144,600	3,249,162
E.I. du Pont de Nemours & Co	42,500	1,819,000
Lyondell Chemical Co †	33,990	763,415
Owens-Illinois Inc *	216,600	3,465,600
Smurfit-Stone Container Corp * †	64,530	1,249,946

		12,382,916

Multi-Industry - 2.73%
Eaton Corp	5,800	367,778
General Electric Co	177,220	5,951,048
Tyco International Ltd (Bermuda)	66,335	2,033,831

		8,352,657

Producer Durables - 3.45%
Andrew Corp * †	49,670	607,961
Applied Materials Inc *	46,500	766,785
Emerson Electric Co	17,990	1,113,401
Illinois Tool Works Inc	6,170	574,859
KLA-Tencor Corp *	12,600	522,648
Lockheed Martin Corp	84,570	4,717,315
Novellus Systems Inc *	26,350	700,646
Parker-Hannifin Corp	9,440	555,638
Waters Corp *	22,900	1,009,890

		10,569,143

Technology - 19.63%
Accenture Ltd ‘A’ * (Bermuda)	54,500	1,474,225
ADTRAN Inc	27,250	618,030
Akamai Technologies Inc * †	45,800	643,490
Amdocs Ltd * (United Kingdom)	39,880	870,580

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Amphenol Corp ‘A’ *	11,520	$394,675
Analog Devices Inc	45,710	1,772,634
Ascential Software Corp *	21,100	284,217
Cisco Systems Inc *	253,410	4,586,721
Computer Associates International Inc	134,800	3,545,240
Comverse Technology Inc *	19,800	372,834
Dell Inc *	81,650	2,906,740
EMC Corp MA *	102,300	1,180,542
Foundry Networks Inc * †	39,640	376,184
International Business Machines Corp	25,200	2,160,648
Linear Technology Corp	14,890	539,614
Lucent Technologies Inc * †	70,000	221,900
Marvell Technology Group Ltd * (Bermuda)	30,300	791,739
Maxim Integrated Products Inc	12,420	525,242
McAfee Inc *	40,880	821,688
Mercury Interactive Corp *	53,420	1,863,290
Microsoft Corp	414,060	11,448,759
Network Appliance Inc *	46,000	1,058,000
Nokia OYJ ADR (Finland)	414,060	5,680,903
Nortel Networks Corp * (Canada)	937,500	3,187,500
Oracle Corp *	112,464	1,268,594
PMC-Sierra Inc * †	98,010	863,468
Red Hat Inc * †	69,500	850,680
SAP AG ADR (Germany)	44,700	1,741,065
Symantec Corp *	32,700	1,794,576
Telefonaktiebolaget LM Ericsson ADR * † (Sweden)	58,200	1,818,168
Texas Instruments Inc	46,260	984,413
VERITAS Software Corp *	116,010	2,064,978
Xilinx Inc	49,260	1,330,020

		60,041,357

Utilities - 9.45%
America Movil SA de CV ‘L’ ADR † (Mexico)	31,200	1,217,736
Comcast Corp Special ‘A’ *	269,790	7,532,537
Sprint Corp	382,040	7,690,465
TXU Corp	29,670	1,421,786
Verizon Communications Inc	169,380	6,670,184
Vodafone Group PLC ADR (United Kingdom)	181,117	4,366,731

		28,899,439

Total Common Stocks (Cost $292,086,559)		299,671,081

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.08%
U.S. Government Agency Issue - 3.08%
Federal Home Loan Bank 1.650% due 10/01/04	$9,424,000	9,424,000

Total Short-Term Investment (Cost $9,424,000)		9,424,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.06% (Cost $301,510,559)		309,095,081

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.15%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $18,806,956)	18,806,956	18,806,956

TOTAL INVESTMENTS - 107.21% (Cost $320,317,515)		327,902,037

OTHER ASSETS & LIABILITIES, NET — (7.21%)		(22,065,605)

NET ASSETS - 100.00%		$305,836,432

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.04%
Australia - 3.10%
QBE Insurance Group Ltd †	1,936,065	$18,419,857
The News Corp Ltd †	3,431,243	28,354,736

		46,774,593

Austria - 1.70%
Erste Bank der Oesterreichischen Sparkassen AG †	617,120	25,671,343

Bermuda - 0.01%
ACE Ltd	2,010	80,521

Brazil - 2.05%
Aracruz Celulose SA ADR	5,850	193,752
Brasil Telecom Participacoes SA ADR	236,290	7,655,796
Cia Vale do Rio Doce ADR	1,022,770	22,981,642

		30,831,190

Canada - 3.27%
BCE Inc †	420,250	9,051,027
Canadian National Railway Co	418,150	20,280,275
EnCana Corp †	426,050	19,648,305
Talisman Energy Inc	9,900	256,567

		49,236,174

Denmark - 0.02%
Danske Bank AS	11,580	304,355

France - 14.46%
AXA †	1,802,350	36,458,130
BNP Paribas †	3,570	230,518
Business Objects SA * †	381,860	8,819,649
Credit Agricole SA †	894,452	24,390,660
France Telecom SA †	16,470	410,260
L’Air Liquide SA †	222,010	34,818,500
Sanofi-Aventis †	226,500	16,425,372
Schneider Electric SA †	451,628	29,190,112
Societe Television Francaise 1 †	240,788	6,829,126
Total SA †	170,225	34,665,811
Veolia Environnement †	892,840	25,688,210

		217,926,348

Germany - 2.72%
Bayerische Motoren Werke AG	527,470	21,712,782
Schering AG	307,000	19,327,715

		41,040,497

Hong Kong - 1.58%
CNOOC Ltd	18,570,000	9,703,998
Esprit Holdings Ltd	2,765,000	14,041,113
Semiconductor Manufacturing International Corp * †	66,000	13,119

		23,758,230

Hungary - 1.10%
OTP Bank RT GDR	373,200	16,514,100

Ireland - 1.70%
Anglo Irish Bank Corp PLC	9,453	174,665
DEPFA Bank PLC	1,065,530	14,488,185
Irish Life & Permanent PLC	678,320	10,949,950

		25,612,800

Italy - 1.44%
Riunione Adriatica di Sicurta SPA †	1,132,380	21,752,875

Japan - 17.18%
Bridgestone Corp †	902,000	16,739,326
Canon Inc	657,000	30,883,978
Chugai Pharmaceutical Co Ltd †	1,230,890	17,749,301
Citizen Electronics Co Ltd †	2,800	147,375
Fuji Television Network Inc	1,022	2,077,481
Honda Motor Co Ltd †	8,300	402,214
KDDI Corp †	3,915	19,007,441
Kyocera Corp †	195,600	13,756,523
Murata Manufacturing Co Ltd †	272,900	13,125,550
Nintendo Co Ltd #	128,000	15,658,061
Nitto Denko Corp	379,300	17,451,345
NOK Corp †	354,000	10,858,206
Seiko Epson Corp	520,200	22,187,395
Sekisui Chemical Corp Ltd † #	2,133,000	14,711,012
Shinsei Bank Ltd †	1,815,000	11,002,496
Stanley Electric Co Ltd †	12,100	169,539
Tamron Co Ltd †	3,000	111,076
Tokyo Broadcasting System Inc	277,500	4,328,894
Tokyo Gas Co Ltd †	6,066,000	21,523,717
Toray Industries Inc †	2,846,000	13,171,741
Toyota Motor Corp †	359,000	13,748,174
Yamaha Corp †	5,900	89,789

		258,900,634

Mexico - 1.84%
America Movil SA de CV ‘L’ ADR	254,200	9,921,426
Grupo Televisa SA ADR	336,600	17,748,918

		27,670,344

Netherlands - 1.04%
ABN Amro Holding NV	6,540	148,538
Koninklijke KPN NV	21,360	159,938
Reed Elsevier NV	1,183,320	15,237,550
STMicroelectronics NV * †	2,940	50,672
VNU NV	5,769	148,288

		15,744,986

Norway - 0.01%
DnB NOR ASA †	18,600	147,143

Singapore - 2.49%
DBS Group Holdings Ltd	1,371,000	13,024,195
Singapore Telecommunications Ltd †	11,638,360	16,169,667
United Overseas Bank Ltd	1,028,000	8,361,942

		37,555,804

South Korea - 2.21%
KT Corp ADR †	3,190	57,643
Samsung Electronics Co Ltd	46,950	18,673,990
Samsung SDI Co Ltd	148,120	14,599,757

		33,331,390

Spain - 4.55%
Banco Bilbao Vizcaya Argentaria SA †	1,675,250	23,049,078
Iberdrola SA	801,570	16,622,337
Telefonica SA	1,928,474	28,855,925

		68,527,340

Sweden - 6.84%
Atlas Copco AB ‘A’ †	634,930	24,396,926
Hennes & Mauritz AB ‘B’ †	909,310	25,019,439

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Sandvik AB †	757,340	$26,138,467
Telefonaktiebolaget LM Ericsson ‘B’ *	8,894,480	27,585,460

		103,140,292

Switzerland - 8.44%
Credit Suisse Group *	350,940	11,212,635
Nestle SA	879	201,559
Novartis AG	404,500	18,875,045
Roche Holding AG	339,420	35,105,376
Straumann Holding AG †	33,300	7,075,165
Syngenta AG *	132,470	12,638,950
Synthes Inc	95,940	10,461,287
UBS AG (LI)	449,721	31,694,108

		127,264,125

United Kingdom - 19.29%
AMVESCAP PLC	2,920,260	15,788,315
Anglo American PLC	17,730	425,139
AstraZeneca PLC	544,910	22,335,688
Aviva PLC	25,960	257,214
Barclays PLC	30,340	291,003
BG Group PLC	1,025,880	6,887,741
BHP Billiton PLC	17,600	185,212
BP PLC	13,600	129,828
British Sky Broadcasting Group PLC	13,580	117,779
Bunzl PLC	948,420	7,144,327
Diageo PLC	2,393,083	29,882,243
Johnston Press PLC	17,448	175,718
Kingfisher PLC	5,778,175	32,232,953
NEXT PLC	620,630	18,341,096
Old Mutual PLC	63,900	132,118
Reckitt Benckiser PLC	2,084,725	51,082,693
Reed Elsevier PLC	25,840	226,799
Royal Bank of Scotland Group PLC	734,308	21,208,868
The BOC Group PLC	598,120	9,568,568
Vodafone Group PLC	16,885,580	40,412,713
Vodafone Group PLC ADR	3,637	87,688
William Hill PLC	2,670,880	25,786,663
Yell Group PLC	1,252,960	7,992,869

		290,693,235

Total Common Stocks (Cost $1,381,230,361)		1,462,478,319

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.12%
U.S. Government Agency Issue - 3.12%
Federal Home Loan Bank 1.650% due 10/01/04	$46,947,000	46,947,000

Total Short-Term Investment (Cost $46,947,000)		46,947,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.16% (Cost $1,428,177,361)		1,509,425,319

	Shares
SECURITIES LENDING COLLATERAL - 25.46%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $383,784,608)	383,784,608	383,784,608

TOTAL INVESTMENTS - 125.62% (Cost $1,811,961,969)		1,893,209,927

OTHER ASSETS & LIABILITIES, NET - (25.62%)		(386,129,717)

NET ASSETS - 100.00%		$1,507,080,210

Note to Schedule of Investments

(a) As of September 30, 2004, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	28.58%
Financial Services	20.29%
Consumer Discretionary	15.08%
Utilities	11.27%
Health Care	9.78%
Technology	9.07%
Producer Durables	7.15%
Materials & Processing	7.00%
Consumer Staples	5.38%
Autos & Transportation	4.84%
Integrated Oils	4.73%
Multi-Industry	2.45%

125.62%
Other Assets & Liabilities, Net	(25.62%)

100.00%

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.85%
Autos & Transportation - 2.55%
Burlington Northern Santa Fe Corp	56,610	$2,168,729
Cooper Tire & Rubber Co	11,800	238,006
CSX Corp	31,700	1,052,440
Dana Corp	22,228	393,213
Delphi Corp	88,205	819,424
Delta Air Lines Inc * †	13,500	44,415
FedEx Corp	44,288	3,795,039
Ford Motor Co †	270,044	3,794,118
General Motors Corp †	83,544	3,548,949
Genuine Parts Co	26,675	1,023,787
Harley-Davidson Inc	43,600	2,591,584
Navistar International Corp *	10,760	400,164
Norfolk Southern Corp	60,800	1,808,192
PACCAR Inc	24,298	1,679,478
Southwest Airlines Co	117,030	1,593,949
The Goodyear Tire & Rubber Co * †	26,300	282,462
Union Pacific Corp	36,900	2,162,340
United Parcel Service Inc ‘B’	166,000	12,602,720
Visteon Corp †	18,518	147,959

		40,146,968

Consumer Discretionary - 13.59%
Alberto-Culver Co	13,007	565,544
Allied Waste Industries Inc * †	41,100	363,735
Apollo Group Inc ‘A’ *	26,000	1,907,620
AutoNation Inc * †	46,000	785,680
AutoZone Inc *	11,400	880,650
Avon Products Inc	69,800	3,048,864
Bed Bath & Beyond Inc *	43,300	1,606,863
Best Buy Co Inc	48,299	2,619,738
Big Lots Inc *	17,000	207,910
Carnival Corp	93,400	4,416,886
Cendant Corp	155,828	3,365,885
Cintas Corp	25,300	1,063,612
Circuit City Stores Inc †	25,700	394,238
Clear Channel Communications Inc	92,212	2,874,248
Coach Inc *	27,800	1,179,276
Convergys Corp *	26,089	350,375
Cooper Industries Ltd ‘A’	14,000	826,000
Costco Wholesale Corp	66,944	2,782,193
Darden Restaurants Inc	28,600	666,952
Dillard’s Inc ‘A’	14,100	278,334
Dollar General Corp †	48,493	977,134
Eastman Kodak Co †	42,800	1,379,016
eBay Inc *	97,600	8,973,344
Electronic Arts Inc *	44,800	2,060,352
Family Dollar Stores Inc	24,800	672,080
Federated Department Stores Inc	28,600	1,299,298
Fisher Scientific International Inc *	17,100	997,443
Gannett Co Inc	39,800	3,333,648
Harrah’s Entertainment Inc	17,150	908,607
Hasbro Inc	26,125	491,150
Hilton Hotels Corp	56,800	1,070,112
International Flavors & Fragrances Inc	13,900	530,980
International Game Technology	53,400	1,919,730
J.C. Penney Co Inc	42,400	1,495,872
Jones Apparel Group Inc	19,100	683,780
Kimberly-Clark Corp	73,261	4,731,928
Knight-Ridder Inc	12,700	831,215
Kohl’s Corp *	50,300	2,423,957
Leggett & Platt Inc	29,700	834,570
Limited Brands Inc	66,107	1,473,525
Liz Claiborne Inc	13,620	513,747
Lowe’s Cos Inc	115,300	6,266,555
Marriott International Inc ‘A’	31,600	1,641,936
Mattel Inc	61,150	1,108,650
Maytag Corp †	11,900	218,603
McDonald’s Corp	185,400	5,196,762
Meredith Corp	7,400	380,212
Monster Worldwide Inc *	15,900	391,776
Newell Rubbermaid Inc †	40,534	812,301
Nike Inc ‘B’	38,900	3,065,320
Nordstrom Inc	20,720	792,333
Office Depot Inc *	47,200	709,416
Omnicom Group Inc	28,600	2,089,516
R.R. Donnelley & Sons Co	28,400	889,488
RadioShack Corp	27,244	780,268
Reebok International Ltd †	5,880	215,914
Robert Half International Inc †	25,700	662,289
Sabre Holdings Corp ‘A’	20,702	507,820
Sears Roebuck & Co †	29,500	1,175,575
Snap-On Inc	8,750	241,150
Staples Inc	73,250	2,184,315
Starbucks Corp *	58,000	2,636,680
Starwood Hotels & Resorts Worldwide Inc	31,070	1,442,270
Target Corp	133,300	6,031,825
The Black & Decker Corp	11,800	913,792
The Gap Inc	133,350	2,493,645
The Gillette Co	149,300	6,231,782
The Home Depot Inc	326,350	12,792,920
The Interpublic Group of Cos Inc *	62,258	659,312
The May Department Stores Co	45,500	1,166,165
The McGraw-Hill Cos Inc	28,000	2,231,320
The New York Times Co ‘A’	22,100	864,110
The Stanley Works †	12,100	514,613
The TJX Cos Inc	76,400	1,683,856
The Walt Disney Co	303,506	6,844,060
Tiffany & Co	21,600	663,984
Time Warner Inc *	674,860	10,892,240
Toys “R” Us Inc *	31,600	560,584
Tribune Co	47,014	1,934,626
Univision Communications Inc ‘A’ * †	47,600	1,504,636
VF Corp	16,600	820,870
Viacom Inc ‘A’ †	6,000	204,000
Viacom Inc ‘B’	250,386	8,402,954
Wal-Mart Stores Inc	626,200	33,313,840
Waste Management Inc	87,360	2,388,422
Wendy’s International Inc	16,800	564,480
Whirlpool Corp	9,200	552,828
Yahoo! Inc *	200,809	6,809,433
Yum! Brands Inc	44,940	1,827,260

		214,062,797

Consumer Staples - 7.13%
Adolph Coors Co ‘B’ †	5,490	372,881
Albertson’s Inc †	56,878	1,361,091
Altria Group Inc	306,452	14,415,502
Anheuser-Busch Cos Inc	118,200	5,904,090
Brown-Forman Corp ‘B’	19,922	912,428
Campbell Soup Co	60,600	1,593,174
Coca-Cola Enterprises Inc	69,200	1,307,880
Colgate-Palmolive Co	78,400	3,542,112
ConAgra Foods Inc	80,700	2,074,797
CVS Corp	58,900	2,481,457
General Mills Inc	56,000	2,514,400
H.J. Heinz Co	51,550	1,856,831
Hershey Foods Corp	38,800	1,812,348
Kellogg Co	61,000	2,602,260
McCormick & Co Inc †	20,200	693,668
Pepsi Bottling Group Inc	41,200	1,118,580
PepsiCo Inc	251,380	12,229,637
Procter & Gamble Co	375,200	20,305,824
Reynolds American Inc †	21,500	1,462,860
Safeway Inc *	63,900	1,233,909

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Sara Lee Corp	117,125	$2,677,478
SUPERVALU Inc	19,800	545,490
Sysco Corp †	94,400	2,824,448
The Clorox Co	32,600	1,737,580
The Coca-Cola Co	358,100	14,341,905
The Kroger Co *	111,200	1,725,824
UST Inc	25,600	1,030,656
Walgreen Co	151,200	5,417,496
William Wrigley Jr. Co	33,500	2,120,885
Winn-Dixie Stores Inc †	21,000	64,890

		112,282,381

Energy - 1.50%
Anadarko Petroleum Corp	36,888	2,447,888
Apache Corp	46,844	2,347,353
Baker Hughes Inc	50,000	2,186,000
BJ Services Co	24,100	1,263,081
Burlington Resources Inc	58,294	2,378,395
Calpine Corp * †	77,900	225,910
Devon Energy Corp	35,697	2,534,816
Dynegy Inc ‘A’ * †	58,700	292,913
El Paso Corp	87,525	804,355
EOG Resources Inc	17,500	1,152,375
Halliburton Co	65,200	2,196,588
Kerr-McGee Corp	17,298	990,310
Nabors Industries Ltd * (Barbados)	19,669	931,327
Rowan Cos Inc *	15,800	417,120
Sunoco Inc †	10,357	766,211
Valero Energy Corp	21,000	1,684,410
Williams Cos Inc	77,100	932,910

		23,551,962

Financial Services - 21.40%
ACE Ltd (Bermuda)	40,700	1,630,442
AFLAC Inc	74,900	2,936,829
AMBAC Financial Group Inc	14,900	1,191,255
American Express Co	187,400	9,643,604
American International Group Inc	384,542	26,145,011
AmSouth Bancorp †	56,050	1,367,620
Aon Corp	46,525	1,337,128
Apartment Investment & Management Co ‘A’	11,700	406,926
Automatic Data Processing Inc	86,800	3,586,576
Bank of America Corp	604,644	26,199,225
BB&T Corp	83,819	3,326,776
Capital One Financial Corp	35,600	2,630,840
CIGNA Corp	20,100	1,399,563
Cincinnati Financial Corp †	27,150	1,119,123
Citigroup Inc	764,619	33,734,990
Comerica Inc	26,050	1,546,068
Countrywide Financial Corp	83,098	3,273,230
Deluxe Corp	10,800	443,016
Dow Jones & Co Inc †	12,100	491,381
E*TRADE Financial Corp *	54,900	626,958
Equifax Inc	22,500	593,100
Equity Office Properties Trust	59,500	1,621,375
Equity Residential	41,900	1,298,900
Fannie Mae	142,900	9,059,860
Federated Investors Inc ‘B’	16,000	455,040
Fifth Third Bancorp	83,143	4,092,298
First Data Corp	129,037	5,613,110
First Horizon National Corp †	18,200	789,152
Fiserv Inc *	27,050	942,963
Franklin Resources Inc	38,500	2,146,760
Freddie Mac	102,100	6,661,004
Golden West Financial Corp	22,500	2,496,375
GreenPoint Financial Corp	3,700	171,162
H&R Block Inc	26,700	1,319,514
Huntington Bancshares Inc	35,023	872,423
Janus Capital Group Inc	35,300	480,433
Jefferson-Pilot Corp	23,400	1,162,044
JPMorgan Chase & Co	525,782	20,889,319
KeyCorp	60,900	1,924,440
Lehman Brothers Holdings Inc	40,300	3,212,746
Lincoln National Corp	28,300	1,330,100
Loews Corp	27,400	1,602,900
M&T Bank Corp	16,400	1,569,480
Marsh & McLennan Cos Inc	76,800	3,514,368
Marshall & Ilsley Corp	33,500	1,350,050
MBIA Inc	23,000	1,338,830
MBNA Corp	188,570	4,751,964
Mellon Financial Corp	62,600	1,733,394
Merrill Lynch & Co Inc	138,631	6,892,733
MetLife Inc	110,700	4,278,555
MGIC Investment Corp †	14,500	964,975
Moody’s Corp	23,100	1,692,075
Morgan Stanley	162,203	7,996,608
National City Corp	99,200	3,831,104
North Fork Bancorp Inc †	38,800	1,724,660
Northern Trust Corp	32,500	1,326,000
Paychex Inc	56,300	1,697,445
Plum Creek Timber Co Inc	27,300	956,319
PNC Financial Services Group Inc	41,700	2,255,970
Principal Financial Group Inc	47,300	1,701,381
ProLogis	26,800	944,432
Providian Financial Corp *	43,200	671,328
Prudential Financial Inc	79,200	3,725,568
Regions Financial Corp	70,681	2,336,714
Ryder System Inc	9,500	446,880
Safeco Corp †	23,540	1,074,601
Simon Property Group Inc	29,000	1,555,270
SLM Corp	67,300	3,001,580
SouthTrust Corp	49,800	2,074,668
Sovereign Bancorp Inc	51,400	1,121,548
State Street Corp	50,000	2,135,500
SunGard Data Systems Inc *	43,300	1,029,241
SunTrust Banks Inc	48,200	3,393,762
Synovus Financial Corp	45,650	1,193,748
T. Rowe Price Group Inc †	18,800	957,672
The Allstate Corp	104,378	5,009,100
The Bank of New York Co Inc	114,700	3,345,799
The Bear Stearns Cos Inc	14,220	1,367,537
The Charles Schwab Corp	202,100	1,857,299
The Chubb Corp	27,500	1,932,700
The Goldman Sachs Group Inc	71,700	6,685,308
The Hartford Financial Services Group Inc	42,800	2,650,604
The Progressive Corp	32,000	2,712,000
The St. Paul Travelers Cos Inc	98,742	3,264,411
Torchmark Corp †	19,000	1,010,420
U.S. Bancorp	282,799	8,172,891
UnumProvident Corp †	43,305	679,455
Wachovia Corp	194,310	9,122,854
Washington Mutual Inc	128,533	5,023,070
Wells Fargo & Co	249,205	14,860,094
XL Capital Ltd ‘A’ (Bermuda)	20,400	1,509,396
Zions Bancorp	13,200	805,728

		337,018,668

Health Care - 12.49%
Abbott Laboratories	230,400	9,759,744
Aetna Inc	22,039	2,202,357
Allergan Inc	18,500	1,342,175
AmerisourceBergen Corp	15,400	827,134
Amgen Inc *	186,840	10,590,091
Anthem Inc *	19,768	1,724,776
Bausch & Lomb Inc	7,900	524,955
Baxter International Inc	90,700	2,916,912
Becton Dickinson & Co	37,800	1,954,260
Biogen Idec Inc *	49,930	3,054,218

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Biomet Inc	35,965	$1,686,039
Boston Scientific Corp *	124,300	4,938,439
Bristol-Myers Squibb Co	287,700	6,809,859
C.R. Bard Inc	15,500	877,765
Cardinal Health Inc	63,275	2,769,547
Caremark Rx Inc *	68,634	2,201,108
Chiron Corp *	27,700	1,224,340
Eli Lilly & Co	166,900	10,022,345
Express Scripts Inc *	10,700	699,138
Forest Laboratories Inc *	54,700	2,460,406
Genzyme Corp *	32,600	1,773,766
Gilead Sciences Inc *	63,500	2,373,630
Guidant Corp	46,100	3,044,444
HCA Inc	72,284	2,757,635
Health Management Associates Inc ‘A’	35,900	733,437
Hospira Inc *	23,060	705,636
Humana Inc *	24,300	485,514
IMS Health Inc	36,390	870,438
Johnson & Johnson	438,122	24,679,412
King Pharmaceuticals Inc *	35,633	425,458
Manor Care Inc	15,800	473,368
McKesson Corp	43,339	1,111,645
Medco Health Solutions Inc *	40,585	1,254,088
MedImmune Inc *	36,800	872,160
Medtronic Inc	178,500	9,264,150
Merck & Co Inc	327,500	10,807,500
Millipore Corp *	7,352	351,793
Mylan Laboratories Inc †	38,650	695,700
Pfizer Inc	1,114,497	34,103,608
Quest Diagnostics Inc †	15,000	1,323,300
Schering-Plough Corp	217,300	4,141,738
St. Jude Medical Inc *	26,112	1,965,450
Stryker Corp	59,200	2,846,336
Tenet Healthcare Corp *	70,350	759,077
UnitedHealth Group Inc	98,103	7,234,102
Watson Pharmaceuticals Inc *	16,300	480,198
WellPoint Health Networks Inc *	22,800	2,396,052
Wyeth	197,700	7,393,980
Zimmer Holdings Inc *	36,130	2,855,715

		196,764,938

Integrated Oils - 5.65%
Amerada Hess Corp	15,400	1,370,600
ChevronTexaco Corp	316,536	16,978,991
ConocoPhillips	101,666	8,423,028
Exxon Mobil Corp	966,578	46,714,715
Marathon Oil Corp	51,100	2,109,408
Noble Corp *	20,600	925,970
Occidental Petroleum Corp	57,800	3,232,754
Schlumberger Ltd	87,200	5,869,432
Transocean Inc *	47,389	1,695,578
Unocal Corp	39,200	1,685,600

		89,006,076

Materials & Processing - 3.59%
Air Products & Chemicals Inc	33,500	1,821,730
Alcoa Inc	128,372	4,312,015
Allegheny Technologies Inc	14,002	255,536
American Standard Cos Inc *	31,600	1,229,556
Archer-Daniels-Midland Co	96,094	1,631,676
Ashland Inc	10,600	594,448
Avery Dennison Corp	16,300	1,072,214
Ball Corp	18,100	677,483
Bemis Co Inc	15,800	419,964
Boise Cascade Corp	9,700	322,816
E.I. du Pont de Nemours & Co	147,382	6,307,950
Eastman Chemical Co	11,525	548,014
Ecolab Inc	41,180	1,294,699
Engelhard Corp	18,312	519,145
Fluor Corp †	12,900	574,308
Freeport-McMoRan Copper & Gold Inc ‘B’ †	24,300	984,150
Georgia-Pacific Corp	38,076	1,368,832
Great Lakes Chemical Corp †	7,500	192,000
Hercules Inc *	16,500	235,125
International Paper Co	71,727	2,898,488
Louisiana-Pacific Corp	18,900	490,455
Masco Corp	69,600	2,403,288
MeadWestvaco Corp	30,727	980,191
Monsanto Co	39,449	1,436,733
Newmont Mining Corp	65,022	2,960,452
Nucor Corp †	11,800	1,078,166
Pactiv Corp *	27,400	637,050
Phelps Dodge Corp	13,250	1,219,398
PPG Industries Inc	25,400	1,556,512
Praxair Inc	48,100	2,055,794
Rohm & Haas Co	33,098	1,422,221
Sealed Air Corp *	13,060	605,331
Sigma-Aldrich Corp	10,700	620,600
Temple-Inland Inc	8,200	550,630
The Dow Chemical Co	138,685	6,265,788
The Sherwin-Williams Co	24,100	1,059,436
United States Steel Corp	14,660	551,509
Vulcan Materials Co †	15,100	769,345
Weyerhaeuser Co	34,600	2,300,208
Worthington Industries Inc †	13,255	282,994

		56,506,250

Multi-Industry - 5.28%
3M Co	115,800	9,260,526
Brunswick Corp	14,100	645,216
Eaton Corp	20,900	1,325,269
Fortune Brands Inc	21,900	1,622,571
General Electric Co	1,566,400	52,599,712
Honeywell International Inc	126,875	4,549,738
ITT Industries Inc	14,000	1,119,860
Johnson Controls Inc	28,100	1,596,361
Textron Inc	21,600	1,388,232
Tyco International Ltd (Bermuda)	296,483	9,090,169

		83,197,654

Producer Durables - 4.01%
Agilent Technologies Inc *	71,631	1,545,081
American Power Conversion Corp	29,600	514,744
Andrew Corp * †	24,725	302,634
Applied Materials Inc *	250,600	4,132,394
Caterpillar Inc	51,100	4,110,995
Centex Corp	18,200	918,372
Crane Co	9,250	267,510
Cummins Inc †	5,000	369,450
Danaher Corp	45,500	2,333,240
Deere & Co	37,100	2,394,805
Dover Corp	32,000	1,243,840
Emerson Electric Co	62,000	3,837,180
Goodrich Corp	17,500	548,800
Illinois Tool Works Inc	45,500	4,239,235
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	25,750	1,750,228
KB Home	5,500	464,695
KLA-Tencor Corp *	28,000	1,161,440
Lexmark International Inc ‘A’ *	18,900	1,587,789
Lockheed Martin Corp	65,842	3,672,667
Molex Inc †	28,000	834,960
Northrop Grumman Corp	52,920	2,822,224
Novellus Systems Inc *	21,400	569,026
Pall Corp	18,466	452,048
Parker-Hannifin Corp	16,875	993,262
Pitney Bowes Inc	36,600	1,614,060
Power-One Inc * †	12,100	78,408
Pulte Homes Inc	17,500	1,073,975

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Rockwell Collins Inc	27,800	$1,032,492
Tektronix Inc †	14,300	475,475
Teradyne Inc * †	28,700	384,580
The Boeing Co	124,061	6,404,029
Thermo Electron Corp *	26,500	716,030
United Technologies Corp	76,000	7,096,880
W.W. Grainger Inc	13,400	772,510
Waters Corp *	19,300	851,130
Xerox Corp * †	117,300	1,651,584

		63,217,772

Technology - 13.60%
ADC Telecommunications Inc * †	119,388	216,092
Adobe Systems Inc	35,400	1,751,238
Advanced Micro Devices Inc * †	56,700	737,100
Affiliated Computer Services Inc ‘A’ * †	19,300	1,074,431
Altera Corp *	55,900	1,093,963
Analog Devices Inc	55,800	2,163,924
Apple Computer Inc *	55,900	2,166,125
Applera Corp-Applied Biosystems Group	31,900	601,953
Applied Micro Circuits Corp * †	46,400	145,232
Autodesk Inc	15,220	740,149
Avaya Inc *	62,762	874,902
BMC Software Inc *	35,500	561,255
Broadcom Corp ‘A’ *	46,476	1,268,330
CIENA Corp * †	75,400	149,292
Cisco Systems Inc *	997,916	18,062,280
Citrix Systems Inc *	25,700	450,264
Computer Associates International Inc	86,400	2,272,320
Computer Sciences Corp *	27,900	1,314,090
Compuware Corp *	57,000	293,550
Comverse Technology Inc *	30,300	570,549
Corning Inc *	205,091	2,272,408
Dell Inc *	369,000	13,136,400
Electronic Data Systems Corp †	72,700	1,409,653
EMC Corp MA *	358,750	4,139,975
Gateway Inc * †	55,000	272,250
General Dynamics Corp	29,540	3,016,034
Hewlett-Packard Co	454,473	8,521,369
Intel Corp	947,620	19,009,257
International Business Machines Corp	247,281	21,201,873
Intuit Inc *	28,400	1,289,360
Jabil Circuit Inc *	29,700	683,100
JDS Uniphase Corp * †	218,795	737,339
Linear Technology Corp	46,100	1,670,664
LSI Logic Corp * †	56,800	244,808
Lucent Technologies Inc * †	636,051	2,016,282
Maxim Integrated Products Inc	47,904	2,025,860
Mercury Interactive Corp * †	12,400	432,512
Micron Technology Inc * †	90,500	1,088,715
Microsoft Corp	1,604,772	44,371,946
Motorola Inc	348,702	6,290,584
National Semiconductor Corp *	55,900	865,891
NCR Corp *	13,900	689,301
Network Appliance Inc *	52,209	1,200,807
Novell Inc * †	57,100	360,301
NVIDIA Corp *	24,000	348,480
Oracle Corp *	763,736	8,614,942
Parametric Technology Corp * †	39,700	209,616
PeopleSoft Inc *	54,698	1,085,755
PerkinElmer Inc	17,800	306,516
PMC-Sierra Inc * †	26,500	233,465
QLogic Corp *	14,400	426,384
QUALCOMM Inc	240,200	9,377,408
Raytheon Co	66,600	2,529,468
Rockwell Automation Inc	27,200	1,052,640
Sanmina-SCI Corp *	86,004	606,328
Scientific-Atlanta Inc	23,100	598,752
Siebel Systems Inc *	74,620	562,635
Solectron Corp *	141,966	702,732
Sun Microsystems Inc *	490,900	1,983,236
Symantec Corp *	46,000	2,524,480
Symbol Technologies Inc	35,250	445,560
Tellabs Inc * †	64,400	591,836
Texas Instruments Inc	255,470	5,436,402
Unisys Corp *	49,400	509,808
VERITAS Software Corp *	65,323	1,162,749
Xilinx Inc	51,500	1,390,500

		214,153,420

Utilities - 7.06%
Allegheny Energy Inc * †	22,200	354,312
Alltel Corp	46,000	2,525,860
Ameren Corp	24,400	1,126,060
American Electric Power Co Inc	59,360	1,897,146
AT&T Corp	117,730	1,685,894
AT&T Wireless Services Inc *	402,916	5,955,098
BellSouth Corp	272,500	7,390,200
CenterPoint Energy Inc †	48,029	497,580
CenturyTel Inc	24,150	826,896
Cinergy Corp	26,613	1,053,875
Citizens Communications Co	43,200	578,448
CMS Energy Corp * †	14,500	138,040
Comcast Corp ‘A’ *	230,518	6,509,828
Comcast Corp Special ‘A’ *	102,970	2,874,922
Consolidated Edison Inc	35,600	1,496,624
Constellation Energy Group Inc	25,650	1,021,896
Dominion Resources Inc VA †	47,585	3,104,921
DTE Energy Co †	23,300	983,027
Duke Energy Corp	137,352	3,143,987
Edison International	51,600	1,367,916
Entergy Corp	32,500	1,969,825
Exelon Corp	97,424	3,574,487
FirstEnergy Corp	48,680	1,999,774
FPL Group Inc	27,600	1,885,632
KeySpan Corp	23,622	925,982
Kinder Morgan Inc	18,800	1,181,016
Nextel Communications Inc ‘A’ *	164,400	3,919,296
Nicor Inc †	6,500	238,550
NiSource Inc	37,573	789,409
Peoples Energy Corp †	5,600	233,408
PG&E Corp *	62,600	1,903,040
Pinnacle West Capital Corp	13,500	560,250
PPL Corp	24,166	1,140,152
Progress Energy Inc	36,400	1,541,176
Progress Energy Inc — Contingent Value Obligation Certificate * +	17,700	—
Public Service Enterprise Group Inc	35,400	1,508,040
Qwest Communications International Inc * †	267,892	892,080
SBC Communications Inc	489,057	12,691,029
Sempra Energy	34,258	1,239,797
Sprint Corp	214,150	4,310,840
TECO Energy Inc †	29,200	395,076
The AES Corp *	95,382	952,866
The Southern Co †	109,000	3,267,820
TXU Corp	49,210	2,358,143
Verizon Communications Inc	408,654	16,092,795
Xcel Energy Inc †	60,179	1,042,300

		111,145,313

Total Common Stocks (Cost $1,636,790,854)		1,541,054,199

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.92%
Repurchase Agreement - 1.92%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $30,200,923; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $30,809,644)	$30,200,000	$30,200,000

Total Short-Term Investment (Cost $30,200,000)		30,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.77% (Cost $1,666,990,854)		1,571,254,199

	Shares
SECURITIES LENDING COLLATERAL - 3.52%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $55,375,208)	55,375,208	55,375,208

TOTAL INVESTMENTS - 103.29% (Cost $1,722,366,062)		1,626,629,407

OTHER ASSETS & LIABILITIES, NET - (3.29%)		(51,782,405)

NET ASSETS - 100.00%		$1,574,847,002

Note to Schedule of Investments

(a) The amount of $2,920,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Appreciation

S&P 500 (12/04)	124	$34,327,337	$234,005

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Autos & Transportation - 0.00%
TIMCO Aviation Services Inc * Exp. 12/31/07	362	$—

Total Warrants (Cost $-)		—

COMMON STOCKS - 96.12%
Autos & Transportation - 4.13%
AAR Corp * †	36,900	459,405
Aftermarket Technology Corp * †	6,328	79,606
AirTran Holdings Inc * †	92,000	916,320
Alaska Air Group Inc * †	30,900	765,702
Alexander & Baldwin Inc †	52,200	1,771,668
America West Holdings Corp ‘B’ * †	40,200	217,080
Arctic Cat Inc †	17,900	464,505
Arkansas Best Corp †	25,200	922,824
ArvinMeritor Inc †	74,200	1,391,250
Aviall Inc * †	27,000	550,800
Bandag Inc †	12,800	560,640
Central Freight Lines Inc * †	22,000	132,220
Coachmen Industries Inc †	16,100	254,058
Collins & Aikman Corp * †	48,000	200,640
Commercial Vehicle Group Inc *	4,950	78,408
Continental Airlines Inc ‘B’ * †	75,700	644,964
Cooper Tire & Rubber Co	80,600	1,625,702
Covenant Transport Inc ‘A’ *	10,000	193,200
Delta Air Lines Inc * †	122,500	403,025
EGL Inc *	40,950	1,239,147
ExpressJet Holdings Inc *	33,800	338,338
Fleetwood Enterprises Inc * †	61,400	932,052
Florida East Coast Industries Inc †	21,700	814,835
FLYi Inc * †	51,900	202,929
Forward Air Corp *	21,500	860,430
Frontier Airlines Inc * †	40,700	312,576
Genesee & Wyoming Inc ‘A’ * †	17,700	448,164
Greenbrier Cos Inc †	800	19,200
GulfMark Offshore Inc *	24,294	396,721
Hayes Lemmerz International Inc (NASDAQ) *	37,000	375,920
Hayes Lemmerz International Inc (OTC) *	168	3
Heartland Express Inc †	58,683	1,082,701
Hub Group Inc ‘A’ *	7,000	260,750
Kansas City Southern * †	79,800	1,210,566
Keystone Automotive Industries Inc *	13,800	303,600
Kirby Corp * †	24,800	995,720
Knight Transportation Inc * †	41,962	898,826
Laidlaw International Inc * †	110,200	1,812,790
Landstar System Inc * †	36,400	2,135,952
Marine Products Corp	4,900	88,200
Marten Transport Ltd * †	4,600	80,362
Mesa Air Group Inc * †	36,300	185,130
Modine Manufacturing Co	28,600	861,146
Monaco Coach Corp	31,125	673,856
Noble International Ltd	7,500	137,025
Northwest Airlines Corp * †	85,500	701,955
Offshore Logistics Inc *	23,100	795,102
Old Dominion Freight Line Inc *	18,900	544,509
Overnite Corp †	36,100	1,134,623
Overseas Shipholding Group †	30,800	1,528,912
P.A.M. Transportation Services Inc *	2,300	44,068
Pacer International Inc *	28,100	460,840
Pinnacle Airlines Corp *	15,100	152,510
Quixote Corp †	10,000	192,800
RailAmerica Inc * †	37,500	414,375
Sauer-Danfoss Inc †	4,400	75,152
SCS Transportation Inc *	21,450	406,263
Seabulk International Inc * †	4,900	50,715
Skywest Inc †	73,400	1,104,670
Sports Resorts International Inc * †	6,200	23,157
Standard Motor Products Inc †	8,200	123,902
Stoneridge Inc *	11,400	160,740
Strattec Security Corp *	2,600	161,876
Superior Industries International Inc †	27,800	832,610
Swift Transportation Co Inc * †	50,700	852,774
TBC Corp *	21,700	484,778
Tenneco Automotive Inc *	46,900	614,390
The Goodyear Tire & Rubber Co * †	174,100	1,869,834
Thor Industries Inc †	44,500	1,177,915
TIMCO Aviation Services Inc *	113	45
Tower Automotive Inc * †	61,400	128,326
U.S. Xpress Enterprises Inc ‘A’ *	12,300	228,042
USF Corp	35,300	1,266,917
Visteon Corp †	148,100	1,183,319
Wabash National Corp * †	33,800	928,486
Werner Enterprises Inc †	49,050	947,156
Westinghouse Air Brake Technologies Corp	45,410	848,713
Winnebago Industries Inc †	27,300	945,672

		48,684,102

Consumer Discretionary - 17.37%
1-800 CONTACTS Inc * †	3,700	56,277
1-800-FLOWERS.com Inc ‘A’ *	25,400	210,820
24/7 Real Media Inc * †	12,000	45,960
4Kids Entertainment Inc * †	15,800	319,160
99 Cents Only Stores * †	50,000	711,500
A.C. Moore Arts & Crafts Inc * †	15,700	388,261
Aaron Rents Inc †	42,375	922,080
ABM Industries Inc †	43,000	866,450
Action Performance Cos Inc †	19,500	197,535
Administaff Inc * †	25,800	301,860
Advanced Marketing Services Inc †	16,300	175,877
ADVO Inc †	37,950	1,174,173
Aeropostale Inc * †	60,300	1,579,860
Alderwoods Group Inc *	52,500	516,075
Alliance Gaming Corp * †	58,100	874,986
Alloy Inc * †	50,400	191,016
Ambassadors Group Inc	13,200	356,400
AMC Entertainment Inc * †	35,800	685,212
AMERCO Inc * †	7,600	288,192
American Greetings Corp ‘A’ *	72,600	1,823,712
American Woodmark Corp †	12,200	451,705
America’s Car-Mart Inc * †	6,400	216,000
Ameristar Casinos Inc †	15,100	456,775
AMN Healthcare Services Inc * †	19,579	233,969
Angelica Corp	10,400	258,752
Applica Inc *	25,500	103,020
aQuantive Inc * †	54,300	523,995
Arbitron Inc *	38,400	1,405,824
Argosy Gaming Co *	26,400	1,034,880
Asbury Automotive Group Inc * †	7,800	105,300
Atari Inc * †	16,000	25,120
Autobytel Inc * †	47,500	426,075
Aztar Corp * †	39,500	1,046,750
Banta Corp	31,200	1,240,200
Bassett Furniture Industries Inc	11,800	222,784
Beasley Broadcast Group Inc ‘A’ *	5,900	92,630
Bebe Stores Inc †	11,250	237,600
Big 5 Sporting Goods Corp *	19,100	435,480
BJ’s Restaurants Inc * †	12,300	195,201
Blair Corp †	5,100	143,718
Blue Nile Inc * †	6,900	232,392
Blyth Inc †	33,200	1,025,880

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Bob Evans Farms Inc †	42,800	$1,162,448
Boca Resorts Inc ‘A’ * †	22,000	408,540
Bowne & Co Inc †	43,400	563,766
Boyd Gaming Corp †	40,000	1,126,000
Bright Horizons Family Solutions Inc *	15,100	819,779
Brightpoint Inc *	26,700	459,240
Brookstone Inc * †	27,825	525,614
Brown Shoe Co Inc †	20,700	518,742
Buffalo Wild Wings Inc * †	9,800	274,792
Burlington Coat Factory Warehouse Corp †	19,000	403,370
Cache Inc *	16,050	240,750
California Pizza Kitchen Inc * †	21,900	478,515
Callaway Golf Co †	76,900	812,833
Carmike Cinemas Inc	5,800	204,218
Carter’s Inc * †	3,500	96,915
Casella Waste Systems Inc ‘A’ *	22,200	262,848
Casual Male Retail Group Inc * †	40,500	212,220
Catalina Marketing Corp †	53,800	1,241,704
CBRL Group Inc †	53,000	1,912,240
CDI Corp †	15,900	325,950
CEC Entertainment Inc * †	42,700	1,569,225
Central European Distribution Corp * †	16,549	369,705
Central Garden & Pet Co * †	20,700	633,834
Central Parking Corp †	21,200	280,264
Century Business Services Inc *	72,294	324,600
Charles River Associates Inc * †	15,300	585,837
Charlotte Russe Holding Inc *	15,200	174,496
Charming Shoppes Inc * †	131,600	936,992
Charter Communications Inc ‘A’ * †	308,100	819,546
Chemed Corp †	13,900	774,786
Cherokee Inc †	7,800	186,108
Christopher & Banks Corp †	45,400	726,854
Churchill Downs Inc †	5,700	223,155
CKE Restaurants Inc * †	52,000	574,600
Clark Inc *	17,100	231,534
CMGI Inc * †	431,200	521,752
CNET Networks Inc * †	145,900	1,334,985
Coinstar Inc * †	28,900	673,370
Coldwater Creek Inc *	28,497	594,732
Cole National Corp * †	15,500	429,505
Conn’s Inc * †	2,100	29,358
Consolidated Graphics Inc * †	11,600	486,040
Cornell Cos Inc * †	21,700	269,080
Corrections Corp of America *	40,198	1,421,401
Cosi Inc * †	26,900	143,915
Cost Plus Inc CA * †	27,575	975,604
CoStar Group Inc * †	20,200	993,638
Courier Corp	4,450	185,476
Cross Country Healthcare Inc * †	31,200	483,600
Crown Media Holdings Inc ‘A’ * †	16,600	138,610
CSK Auto Corp * †	48,000	639,360
CSS Industries Inc	7,950	245,973
Cumulus Media Inc ‘A’ * †	55,700	801,523
Dave & Buster’s Inc * †	12,700	241,046
Deb Shops Inc	800	19,520
Deckers Outdoor Corp * †	13,000	442,000
DEL Laboratories Inc *	2,212	72,996
Department 56 Inc * †	13,000	211,900
DiamondCluster International Inc *	23,100	281,820
Dick’s Sporting Goods Inc * †	34,500	1,228,890
Digital Theater Systems Inc * †	16,300	297,475
Dollar Thrifty Automotive Group Inc * †	30,900	751,797
Domino’s Pizza Inc *	14,450	212,415
DoubleClick Inc * †	128,600	760,026
Dover Downs Gaming & Entertainment Inc †	11,640	119,776
Dover Motorsports Inc	17,800	76,362
Dress Barn Inc *	23,470	409,552
drugstore.com Inc * †	32,900	112,518
EarthLink Inc *	153,500	1,581,050
Electronics Boutique Holdings Corp * †	14,000	477,400
Elizabeth Arden Inc * †	28,500	600,210
Emmis Communications Corp ‘A’ * †	56,100	1,013,166
Empire Resorts Inc * †	14,800	111,000
Entravision Communications Corp ‘A’ * †	44,200	336,362
Escalade Inc †	4,800	66,672
Ethan Allen Interiors Inc †	34,400	1,195,400
Exponent Inc * †	10,900	300,295
Exult Inc * †	56,700	298,242
FindWhat.com Inc * †	20,200	378,346
First Advantage Corp ‘A’ * †	7,200	115,632
Fisher Communications Inc * †	5,100	244,800
Forrester Research Inc *	15,600	237,744
Fred’s Inc †	43,767	786,055
FTI Consulting Inc * †	47,974	906,709
Furniture Brands International Inc †	54,900	1,376,892
G&K Services Inc ‘A’	22,900	910,046
GameStop Corp ‘A’ * †	22,600	418,326
Gander Mountain Co * †	4,900	98,074
Gaylord Entertainment Co * †	31,100	964,100
Genesco Inc * †	24,900	586,395
Gevity HR Inc	24,200	372,196
Global Imaging Systems Inc * †	27,900	867,132
Goody’s Family Clothing Inc †	21,500	181,030
Gray Television Inc	43,500	517,650
Greenfield Online Inc *	2,750	55,852
Greg Manning Auctions Inc * †	9,700	108,543
Grey Global Group Inc	981	976,095
Group 1 Automotive Inc * †	18,900	515,592
GSI Commerce Inc * †	14,100	124,221
Guess? Inc * †	12,300	219,063
Guitar Center Inc * †	25,500	1,104,150
Gymboree Corp * †	36,900	531,360
Hancock Fabrics Inc DE †	28,400	340,232
Handleman Co	27,300	558,558
Harris Interactive Inc * †	51,400	338,726
Hartmarx Corp *	12,300	91,266
Haverty Furniture Cos Inc †	19,800	347,292
Heidrick & Struggles International Inc * †	22,000	634,040
Hibbett Sporting Goods Inc * †	30,375	622,384
Hollinger International Inc ‘A’ †	72,100	1,246,609
Hollywood Entertainment Corp * †	60,200	594,174
Hooker Furniture Corp †	2,100	58,023
Hot Topic Inc *	56,550	963,612
Hudson Highland Group Inc * †	11,400	332,766
IHOP Corp †	21,900	836,799
Information Holdings Inc *	13,600	370,328
InfoSpace Inc * †	36,500	1,729,735
infoUSA Inc * †	36,400	324,324
Insight Communications Co Inc ‘A’ * †	61,031	537,073
Insight Enterprises Inc *	60,425	1,017,557
Insurance Auto Auctions Inc * †	13,300	228,095
Inter Parfums Inc †	6,300	85,995
Internap Network Services Corp *	216,900	145,323
iPass Inc * †	43,400	259,966
Isle of Capri Casinos Inc * †	21,200	410,644
iVillage Inc * †	20,000	120,000
Jack in the Box Inc *	42,200	1,339,006
Jakks Pacific Inc * †	33,500	770,500
Jarden Corp * †	31,150	1,136,664
Jo-Ann Stores Inc *	21,584	605,215
Jos. A. Bank Clothiers Inc * †	15,062	416,930
Journal Communications Inc ‘A’ †	17,000	298,180
Journal Register Co *	42,100	795,690
K2 Inc * †	31,900	456,489
Kellwood Co †	31,700	1,155,465
Kelly Services Inc ‘A’ †	20,100	536,871
Kenneth Cole Productions Inc ‘A’ †	6,450	181,503
Kforce Inc * †	19,900	166,762

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Kirkland’s Inc * †	17,900	$168,260
Korn/Ferry International * †	39,600	721,908
Krispy Kreme Doughnuts Inc * †	59,700	755,802
K-Swiss Inc ‘A’ †	27,300	525,525
Labor Ready Inc * †	47,900	671,558
Lakes Entertainment Inc * †	23,200	243,136
Landry’s Restaurants Inc †	26,900	734,101
Lawson Products Inc	5,600	229,432
La-Z-Boy Inc †	66,500	1,009,470
LeapFrog Enterprises Inc * †	27,600	558,900
Learning Tree International Inc * †	16,600	234,060
LECG Corp * †	19,600	331,436
Libbey Inc †	15,573	291,215
Liberty Corp	18,000	715,320
Life Time Fitness Inc *	7,350	188,601
Lifeline Systems Inc *	8,400	205,128
Lifetime Hoan Corp †	12,600	187,110
LIN TV Corp ‘A’ * †	34,500	672,060
Linens ‘n Things Inc *	51,600	1,195,572
Lithia Motors Inc ‘A’	16,300	346,538
LKQ Corp * †	11,100	202,797
LodgeNet Entertainment Corp * †	11,732	154,862
Lone Star Steakhouse & Saloon Inc	22,500	581,175
LookSmart Ltd *	109,200	160,524
Magna Entertainment Corp ‘A’ * † (Canada)	59,700	325,365
Mannatech Inc †	9,200	128,984
Marcus Corp	20,900	406,923
MarineMax Inc * †	13,300	299,516
MarketWatch Inc *	8,000	99,920
Martha Stewart Living Omnimedia Inc ‘A’ * †	31,500	494,550
Matthews International Corp ‘A’ †	33,700	1,141,756
MAXIMUS Inc *	18,400	530,104
Medical Staffing Network Holdings Inc * †	13,900	85,346
MemberWorks Inc * †	10,000	262,400
Midas Inc * †	18,700	302,940
Midway Games Inc * †	42,800	424,576
Monro Muffler Brake Inc *	10,750	234,888
Movado Group Inc †	17,400	295,800
Movie Gallery Inc †	36,225	635,024
MPS Group Inc *	111,800	940,238
MTR Gaming Group Inc *	27,800	259,096
Multimedia Games Inc * †	27,100	420,050
National Presto Industries Inc †	5,400	225,828
Nautilus Group Inc †	32,725	739,258
Navarre Corp * †	28,500	412,965
Navigant Consulting Inc *	52,500	1,152,900
Navigant International Inc * †	16,500	269,445
Neoforma Inc * †	10,500	97,755
NetRatings Inc * †	14,100	251,403
Nexstar Broadcasting Group Inc ‘A’ * †	18,700	159,324
NIC Inc * †	35,600	190,816
Nu Skin Enterprises Inc ‘A’ †	60,100	1,412,951
Oakley Inc	26,900	320,110
O’Charley’s Inc * †	30,500	497,150
Orbitz Inc ‘A’ * †	17,100	465,120
Oshkosh B’Gosh Inc ‘A’ †	12,630	255,126
Overstock.com Inc * †	12,400	455,452
Oxford Industries Inc †	14,500	540,125
P.F. Chang’s China Bistro Inc * †	28,600	1,386,814
Panera Bread Co ‘A’ * †	30,900	1,159,986
Papa John’s International Inc * †	16,900	518,492
Party City Corp * †	13,000	192,010
Paxson Communications Corp * †	70,500	95,175
Payless Shoesource Inc * †	78,000	790,140
PC Connection Inc *	2,250	15,458
PC Mall Inc * †	12,400	189,596
PDI Inc *	10,400	280,696
Pegasus Solutions Inc * †	32,400	386,208
Penn National Gaming Inc * †	40,500	1,636,200
Perry Ellis International Inc * †	10,000	224,900
PetMed Express Inc * †	18,500	87,875
Phillips-Van Heusen Corp	27,700	617,156
Pinnacle Entertainment Inc *	46,700	644,460
PLATO Learning Inc * †	28,100	248,404
Playboy Enterprises Inc ‘B’ * †	19,800	198,792
Playtex Products Inc * †	27,000	170,100
Pre-Paid Legal Services Inc * †	14,900	382,632
Priceline.com Inc * †	27,349	606,327
Prime Hospitality Corp *	53,500	651,095
Primedia Inc * †	153,900	361,665
Princeton Review Inc * †	9,300	69,750
ProQuest Co * †	27,400	704,180
Pulitzer Inc †	9,600	474,240
Quiksilver Inc *	63,700	1,619,254
R.H. Donnelley Corp *	23,100	1,140,216
Rare Hospitality International Inc *	42,475	1,131,959
RC2 Corp *	19,000	625,100
Red Robin Gourmet Burgers Inc *	10,600	462,902
Regent Communications Inc * †	39,900	225,834
Renaissance Learning Inc †	6,300	136,521
Rent-Way Inc * †	29,300	200,705
Resources Connection Inc * †	28,400	1,072,952
Restoration Hardware Inc * †	38,200	197,876
Retail Ventures Inc *	8,100	61,074
Revlon Inc ‘A’ * †	148,488	374,190
Rollins Inc †	22,350	542,882
Rush Enterprises Inc ‘B’ *	200	2,338
Russ Berrie & Co Inc †	12,700	255,905
Russell Corp †	33,000	555,720
Ryan’s Restaurant Group Inc * †	48,100	713,804
Saga Communications Inc ‘A’ *	12,331	209,010
Salem Communications Corp ‘A’ * †	11,000	278,520
Schawk Inc	3,900	56,667
Scholastic Corp * †	30,500	942,145
School Specialty Inc * †	24,100	949,781
Scientific Games Corp ‘A’ *	63,500	1,212,850
SCP Pool Corp	65,043	1,739,250
Select Comfort Corp * †	44,600	811,720
Sharper Image Corp * †	16,500	353,925
Shoe Carnival Inc * †	8,400	99,036
ShopKo Stores Inc * †	33,600	584,976
Shuffle Master Inc * †	29,050	1,088,213
Sinclair Broadcast Group Inc ‘A’ †	57,900	422,670
SITEL Corp *	46,500	100,440
Six Flags Inc * †	106,500	579,360
Skechers U.S.A. Inc ‘A’ * †	24,200	351,384
Sohu.com Inc * † (China)	28,200	468,966
Sonic Automotive Inc †	31,400	629,570
Sonic Corp * †	73,025	1,871,631
Source Interlink Cos Inc *	29,600	287,712
SOURCECORP Inc *	19,500	431,730
Spanish Broadcasting System Inc ‘A’ * †	50,350	495,444
Speedway Motorsports Inc	16,900	563,277
Spherion Corp * †	69,060	540,049
Stage Stores Inc * †	21,400	732,308
Stamps.com Inc * †	26,449	351,772
Stanley Furniture Co Inc †	9,200	404,800
StarTek Inc †	10,200	319,872
Stein Mart Inc * †	24,400	371,368
Steinway Musical Instruments Inc * †	7,700	209,440
Steven Madden Ltd * †	13,700	241,805
Stewart Enterprises Inc ‘A’ * †	121,400	843,730
Strayer Education Inc †	16,000	1,840,160
Stride Rite Corp	47,900	490,975
Sturm Ruger & Co Inc †	24,200	218,042
Take-Two Interactive Software Inc * †	48,800	1,603,080
TeleTech Holdings Inc * †	43,100	406,864
Tempur-Pedic International Inc * †	13,700	205,363

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Tetra Tech Inc * †	59,618	$755,360
The Advisory Board Co * †	17,100	574,560
The Bombay Co Inc * †	40,700	298,331
The Bon-Ton Stores Inc †	11,300	137,747
The Buckle Inc	4,400	120,868
The Cato Corp ‘A’	22,300	496,175
The Children’s Place Retail Stores Inc * †	19,000	454,290
The Finish Line Inc ‘A’ †	21,500	664,780
The Geo Group Inc * †	13,800	282,210
The J. Jill Group Inc *	23,500	466,475
The Men’s Wearhouse Inc * †	38,986	1,132,543
The Pantry Inc * †	10,800	271,836
The Pep Boys-Manny, Moe & Jack	66,100	925,400
The Reader’s Digest Association Inc †	105,800	1,543,622
The Sports Authority Inc * †	25,464	590,765
The Steak n Shake Co *	21,360	364,829
The Topps Co Inc †	40,600	397,068
The Warnaco Group Inc * †	50,000	1,111,500
The Yankee Candle Co Inc * †	53,000	1,534,880
Thomas Nelson Inc	11,500	224,825
THQ Inc *	47,800	930,188
TiVo Inc * †	62,300	412,426
Too Inc *	40,400	730,028
Toro Co †	29,400	2,008,020
Tractor Supply Co * †	38,100	1,197,864
Trans World Entertainment Corp *	26,600	259,882
Triarc Cos Inc ‘B’ †	40,800	467,976
Tuesday Morning Corp * †	27,500	850,300
Tupperware Corp	65,900	1,118,982
UniFirst Corp MA	10,300	294,580
United Auto Group Inc †	19,100	479,219
United Natural Foods Inc *	49,100	1,306,060
United Online Inc * †	59,050	568,061
United Stationers Inc * †	38,700	1,679,580
Universal Electronics Inc *	12,700	213,106
Universal Technical Institute Inc * †	14,100	425,538
USANA Health Sciences Inc * †	14,400	501,120
Vail Resorts Inc *	21,400	386,698
Valassis Communications Inc * †	55,700	1,647,606
ValueClick Inc * †	90,500	854,320
ValueVision Media Inc ‘A’ * †	23,300	311,987
Ventiv Health Inc * †	24,700	418,665
Volt Information Sciences Inc *	5,700	163,989
Waste Connections Inc * †	54,000	1,710,720
Water Pik Technologies Inc *	5,200	77,480
Watson Wyatt & Co Holdings	36,800	967,840
WESCO International Inc *	15,600	378,300
West Marine Inc * †	15,400	329,252
Weyco Group Inc †	300	11,100
Wireless Facilities Inc * †	46,500	324,105
WMS Industries Inc * †	22,200	570,318
Wolverine World Wide Inc	50,200	1,265,040
World Fuel Services Corp †	12,800	458,240
World Wrestling Entertainment Inc	7,400	90,428
Young Broadcasting Inc ‘A’ * †	24,500	266,315
Zale Corp * †	65,000	1,826,500

		204,883,166

Consumer Staples - 1.65%
American Italian Pasta Co ‘A’ †	18,400	481,160
Arden Group Inc ‘A’	800	68,000
Aurora Foods Inc *	400	4
Cal-Maine Foods Inc †	12,700	139,319
Casey’s General Stores Inc	60,700	1,128,413
Chiquita Brands International Inc *	41,400	720,774
Coca-Cola Bottling Co Consolidated	4,500	243,090
DIMON Inc †	51,600	303,924
Farmer Brothers Co †	5,000	133,650
Flowers Foods Inc	40,650	1,050,802
Great Atlantic & Pacific Tea Co * †	19,600	119,560
Hansen Natural Corp * †	9,200	221,904
Ingles Markets Inc ‘A’ †	22,300	268,938
J&J Snack Foods Corp * †	7,900	338,752
John B. Sanfilippo & Son Inc * †	10,000	262,000
Lance Inc	37,200	600,780
Longs Drug Stores Corp †	37,900	917,180
M&F Worldwide Corp *	11,600	150,916
Maui Land & Pineapple Co Inc *	2,400	75,960
Nash Finch Co †	18,400	578,680
National Beverage Corp	8,200	66,256
Nature’s Sunshine Products Inc †	18,400	279,128
Nutraceutical International Corp * †	12,200	171,898
Pathmark Stores Inc *	47,000	227,950
Peet’s Coffee & Tea Inc * †	13,420	313,894
Performance Food Group Co * †	49,500	1,173,150
Provide Commerce Inc *	1,600	33,424
Ralcorp Holdings Inc *	36,824	1,329,346
Robert Mondavi Corp ‘A’ * †	14,500	567,965
Ruddick Corp †	40,900	803,276
Sanderson Farms Inc †	11,850	396,382
Schweitzer-Mauduit International Inc	20,300	657,720
Seaboard Corp	100	58,595
Sensient Technologies Corp †	57,100	1,235,644
Smart & Final Inc * †	14,300	239,668
Standard Commercial Corp †	7,300	114,975
Star Scientific Inc * †	47,600	281,792
The Boston Beer Co Inc ‘A’ * †	9,000	226,800
The Hain Celestial Group Inc * †	32,100	567,528
Universal Corp VA	31,200	1,392,768
Vector Group Ltd †	35,106	527,639
Weis Markets Inc	12,800	433,664
Wild Oats Markets Inc * †	41,500	358,560
Winn-Dixie Stores Inc †	84,400	260,796

		19,522,624

Energy - 4.68%
Atlas America Inc * †	7,700	167,629
Atwood Oceanics Inc * †	9,600	456,384
Berry Petroleum Co ‘A’ †	16,800	617,064
Brigham Exploration Co * †	12,800	120,320
Cabot Oil & Gas Corp	37,600	1,688,240
Cal Dive International Inc *	47,600	1,695,512
Callon Petroleum Co *	18,500	234,580
Calpine Corp * †	461,200	1,337,480
Capstone Turbine Corp * †	67,800	103,734
CARBO Ceramics Inc	14,500	1,046,030
Cheniere Energy Inc * †	17,800	351,728
Cimarex Energy Co *	47,300	1,652,662
Clayton Williams Energy Inc * †	8,200	175,726
Comstock Resources Inc *	36,500	763,580
Crosstex Energy Inc	100	4,110
Denbury Resources Inc *	56,800	1,442,720
Dril-Quip Inc *	4,900	109,270
Edge Petroleum Corp * †	19,800	316,206
Encore Acquisition Co *	21,400	738,300
Energy Partners Ltd * †	27,600	449,328
Forest Oil Corp *	52,500	1,581,300
Frontier Oil Corp	35,700	842,877
FuelCell Energy Inc * †	53,800	551,450
FX Energy Inc * †	22,400	202,496
Global Industries Ltd * †	108,600	671,148
Global Power Equipment Group Inc * †	30,800	228,228
Grey Wolf Inc * †	213,200	1,042,548
Gulf Island Fabrication Inc †	14,100	314,430
Hanover Compressor Co * †	80,100	1,077,345
Harvest Natural Resources Inc * †	41,100	682,260
Helmerich & Payne Inc	53,200	1,526,308
Holly Corp †	23,200	591,600

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Hydril Co * †	22,200	$953,490
Input/Output Inc * †	59,000	608,290
Key Energy Services Inc *	160,300	1,771,315
KFX Inc * †	44,500	343,095
Lufkin Industries Inc †	6,300	234,486
Magnum Hunter Resources Inc * †	89,100	1,028,214
Matrix Service Co * †	25,500	130,560
McMoRan Exploration Co * †	20,300	264,509
Meridian Resource Corp * †	48,700	430,021
Newpark Resources Inc * †	95,900	575,400
Oceaneering International Inc * †	28,700	1,057,308
Oil States International Inc *	25,500	476,850
Parker Drilling Co * †	118,200	433,794
Penn Virginia Corp	17,500	692,825
Petroleum Development Corp * †	21,800	955,276
Plains Exploration & Production Co * †	94,382	2,251,955
Plug Power Inc * †	64,343	412,437
Quicksilver Resources Inc * †	33,800	1,104,246
Range Resources Corp †	84,600	1,479,654
Remington Oil & Gas Corp *	28,100	737,625
Resource America Inc ‘A’	17,000	401,030
RPC Inc	10,900	194,892
SEACOR Holdings Inc * †	21,250	993,438
Spinnaker Exploration Co *	28,700	1,005,648
St. Mary Land & Exploration Co †	36,000	1,433,160
Stone Energy Corp *	26,351	1,153,120
Superior Energy Services Inc * †	50,700	655,044
Swift Energy Co * †	33,200	795,472
Syntroleum Corp * †	42,300	296,946
Tesoro Petroleum Corp * †	75,000	2,214,750
Tetra Technologies Inc * †	28,950	898,898
The Houston Exploration Co *	14,000	830,900
TODCO ‘A’ *	5,600	97,160
TransMontaigne Inc *	9,800	57,036
Unit Corp *	43,200	1,515,456
Universal Compression Holdings Inc *	16,300	555,341
Veritas DGC Inc * †	43,000	979,540
Vintage Petroleum Inc	63,000	1,264,410
W-H Energy Services Inc * †	34,200	709,650
Whiting Petroleum Corp * †	15,900	483,360

		55,259,194

Financial Services - 22.83%
1st Source Corp †	10,622	272,348
21st Century Insurance Group	25,300	337,755
ABC Bancorp †	11,200	225,904
Acadia Realty Trust †	36,500	538,375
Accredited Home Lenders Holding Co * †	17,900	689,508
ACE Cash Express Inc * †	12,800	333,312
Advanta Corp ‘B’	22,500	544,275
Advent Software Inc * †	32,200	541,926
Affiliated Managers Group Inc * †	30,149	1,614,177
Affirmative Insurance Holdings Inc *	5,100	80,478
Affordable Residential Communities Inc †	21,200	309,520
Alabama National Bancorp †	13,600	814,232
Alexander’s Inc * †	1,500	298,650
Alexandria Real Estate Equities Inc	22,200	1,458,984
Alfa Corp †	31,500	439,740
AMCORE Financial Inc †	28,700	814,506
American Campus Communities Inc *	7,100	131,776
American Equity Investment Life Holding Co †	13,500	128,115
American Financial Realty Trust	117,000	1,650,870
American Home Mortgage Investment Corp †	35,121	981,632
American Physicians Capital Inc *	12,400	379,688
AmericanWest Bancorp *	18,660	351,928
AmerUs Group Co †	48,000	1,968,000
AMLI Residential Properties Trust †	28,700	876,785
Anchor Bancorp Wisconsin Inc †	22,500	582,750
Anthracite Capital Inc †	57,900	643,848
Anworth Mortgage Asset Corp †	51,100	581,518
Apollo Investment Corp †	75,700	1,071,155
Arbor Realty Trust Inc	13,600	301,920
Archipelago Holdings Inc *	6,050	89,600
Argonaut Group Inc * †	33,000	616,110
Arrow Financial Corp †	6,101	183,143
Ashford Hospitality Trust Inc	9,800	92,120
Asset Acceptance Capital Corp * †	3,000	50,910
Asta Funding Inc †	15,800	255,802
Baldwin & Lyons Inc ‘B’	6,700	169,108
BancFirst Corp †	2,700	173,124
BancorpSouth Inc	83,000	1,908,170
BancTrust Financial Group Inc †	2,800	52,640
Bank Mutual Corp	79,347	952,164
Bank of Granite Corp †	10,750	208,658
Bank of the Ozarks Inc †	12,200	362,706
BankAtlantic Bancorp Inc ‘A’ †	53,800	985,616
BankUnited Financial Corp ‘A’ * †	35,000	1,020,250
Banner Corp †	11,400	335,160
BB&T Corp	7	278
Bedford Property Investors Inc †	20,200	612,868
Berkshire Hills Bancorp Inc †	5,600	206,920
Beverly Hills Bancorp Inc †	6,600	68,970
BFC Financial Corp ‘A’ *	2,000	22,000
BioMed Realty Trust Inc	15,750	277,042
BKF Capital Group Inc	3,000	87,900
Boston Private Financial Holdings Inc †	36,100	901,056
Brandywine Realty Trust	43,100	1,227,488
Bristol West Holdings Inc †	11,300	193,682
Brookline Bancorp Inc †	67,542	1,058,383
Bryn Mawr Bank Corp †	4,800	96,384
Camden National Corp †	5,200	179,452
Capital Automotive REIT †	39,500	1,235,165
Capital City Bank Group Inc †	7,725	299,035
Capital Corp of the West †	5,300	227,900
Capital Crossing Bank * †	2,000	50,880
Capital Lease Funding Inc †	37,300	411,792
Capital Southwest Corp †	1,700	129,200
Capital Trust Inc NY ‘A’ †	2,500	72,750
Capitol Bancorp Ltd †	6,800	199,512
Capstead Mortgage Corp †	25,000	311,250
CarrAmerica Realty Corp	66,000	2,158,200
Carreker Corp * †	16,800	127,848
Cascade Bancorp †	25,900	502,460
Cash America International Inc †	32,400	792,504
Cathay General Bancorp †	49,548	1,842,690
CB Richard Ellis Group Inc ‘A’ *	14,450	333,795
CCC Information Services Group *	7,412	131,118
Cedar Shopping Centers Inc †	28,300	394,785
Center Financial Corp †	11,000	209,220
Central Coast Bancorp *	6,066	123,746
Central Pacific Financial Corp †	44,900	1,235,635
Century Bancorp Inc MA ‘A’ †	7,700	244,475
Ceres Group Inc *	23,000	125,350
Charter Financial Corp GA	1,100	37,323
CharterMac †	51,000	1,121,490
Chemical Financial Corp	27,372	999,625
Chittenden Corp †	57,017	1,553,713
Circle Group Holdings Inc * †	11,100	20,091
Citizens Banking Corp MI †	53,400	1,739,238
Citizens First Bancorp Inc	5,100	127,959
Citizens Inc * †	23,622	141,023
City Bank WA †	6,400	223,872
City Holding Co	22,806	750,089
Clifton Savings Bancorp Inc †	6,200	72,292
CNA Surety Corp *	8,000	84,800
CNB Financial Corp PA	5,850	88,920
Coastal Financial Corp SC †	9,667	139,690
CoBiz Inc †	14,725	243,404

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Cohen & Steers Inc	4,500	$69,480
Collegiate Funding Services LLC *	5,450	68,452
Colonial Properties Trust	20,400	820,488
Columbia Bancorp	6,600	192,324
Columbia Banking System Inc †	21,475	510,890
Commercial Capital Bancorp Inc †	46,632	1,058,080
Commercial Federal Corp †	50,900	1,373,282
Commercial Net Lease Realty Inc	54,200	987,524
Community Bank System Inc †	28,800	723,744
Community Banks Inc	12,247	355,041
Community First Bankshares Inc ND	45,800	1,468,348
Community Trust Bancorp Inc	12,350	383,838
CompuCredit Corp *	16,700	310,954
Corillian Corp * †	44,600	205,606
Cornerstone Realty Income Trust Inc †	57,400	560,224
Corporate Office Properties Trust	43,700	1,119,594
Correctional Properties Trust †	11,700	319,410
Corus Bankshares Inc	17,800	767,714
Cousins Properties Inc	37,500	1,286,625
Crawford & Co ‘B’	14,700	98,490
CRT Properties Inc †	34,700	744,315
CVB Financial Corp †	38,285	850,693
CyberSource Corp * †	39,200	189,336
Danielson Holdings Corp * †	15,800	96,222
Delphi Financial Group ‘A’	29,760	1,195,459
Digital Insight Corp *	40,100	546,563
Dime Community Bancshares Inc †	42,375	711,900
Direct General Corp †	14,600	422,232
Donegal Group Inc ‘A’ †	5,500	105,600
Downey Financial Corp	20,100	1,104,696
East West Bancorp Inc	61,200	2,055,708
EastGroup Properties Inc	22,800	756,960
Education Lending Group Inc * †	13,800	203,964
eFunds Corp * †	60,000	1,115,400
Electro Rent Corp	12,800	141,312
EMC Insurance Group Inc †	100	2,101
Encore Capital Group Inc * †	9,500	179,075
Entertainment Properties Trust	30,100	1,137,780
Equity Inns Inc †	65,300	645,164
Equity One Inc †	32,200	631,764
eSpeed Inc ‘A’ *	32,800	322,424
Essex Property Trust Inc	27,900	2,004,615
EuroBancshares Inc	4,600	85,514
Euronet Worldwide Inc *	29,500	552,240
Extra Space Storage Inc	12,650	161,288
F.N.B. Corp †	47,040	1,040,995
FactSet Research Systems Inc †	21,100	1,017,020
Farmers Capital Bank Corp †	3,400	116,620
FBL Financial Group Inc ‘A’	9,928	260,014
Federal Agricultural Mortgage Corp ‘C’ * †	5,600	124,264
FelCor Lodging Trust Inc * †	56,100	634,491
Fidelity Bankshares Inc †	17,100	635,949
Financial Federal Corp * †	19,700	738,356
Financial Institutions Inc †	4,800	107,568
First Bancorp NC †	5,600	188,832
First Bancorp Puerto Rico	36,365	1,756,430
First Busey Corp †	10,500	200,655
First Cash Financial Services Inc *	17,200	344,516
First Charter Corp †	30,400	734,768
First Citizens BancShares Inc NC ‘A’	6,900	814,200
First Commonwealth Financial Corp †	79,614	1,083,547
First Community Bancorp Inc CA †	15,700	643,700
First Community Bancshares Inc VA †	9,848	323,507
First Federal Capital Corp	23,500	710,640
First Financial Bancorp †	33,442	571,189
First Financial Bankshares Inc †	13,687	549,670
First Financial Corp IN	15,500	487,010
First Financial Holdings Inc †	14,400	450,144
First Indiana Corp †	8,750	175,875
First Industrial Realty Trust Inc †	50,300	1,856,070
First Merchants Corp	17,106	421,680
First Midwest Bancorp Inc IL	49,858	1,723,092
First National Bankshares of Florida Inc †	48,719	1,196,051
First Niagara Financial Group Inc †	96,270	1,288,093
First Oak Brook Bancshares Inc	3,600	111,024
First Place Financial Corp OH	7,300	146,000
First Republic Bank CA	17,700	814,200
First State Bancorp NM	12,500	394,125
FirstFed Financial Corp * †	18,600	909,168
Flagstar Bancorp Inc †	34,600	736,288
Flushing Financial Corp	16,625	316,041
FNB Corp VA	4,700	124,362
FPIC Insurance Group Inc * †	12,400	320,540
Franklin Bank Corp TX *	19,400	330,770
Frontier Financial Corp †	15,100	533,030
Gabelli Asset Management Inc ‘A’ †	7,500	321,375
Gables Residential Trust	33,500	1,144,025
GATX Corp	53,900	1,436,974
GB&T Bancshares Inc †	3,374	74,430
German American Bancorp †	3,408	57,391
Getty Realty Corp	16,000	419,520
Glacier Bancorp Inc	32,425	945,513
Gladstone Capital Corp †	12,200	277,062
Glenborough Realty Trust Inc †	25,600	531,712
Glimcher Realty Trust Inc †	40,600	986,580
Global Signal Inc	5,850	133,965
Gold Banc Corp Inc	53,400	720,366
Government Properties Trust Inc †	32,800	311,600
Gramercy Capital Corp NY *	5,650	88,140
Great American Financial Resources Inc	8,250	126,142
Great Southern Bancorp Inc †	9,500	296,875
Greater Bay Bancorp †	63,000	1,811,250
Greenhill & Co Inc †	11,100	261,960
Hancock Holding Co †	31,800	1,010,922
Hanmi Financial Corp	14,169	427,904
Harbor Florida Bancshares Inc	27,600	858,360
Harleysville Group Inc †	21,200	437,992
Harleysville National Corp †	29,996	735,202
Harris & Harris Group Inc * †	19,700	203,698
Healthcare Realty Trust Inc	46,100	1,799,744
HealthExtras Inc * †	23,700	330,378
Heartland Financial USA Inc †	7,850	144,832
Heritage Property Investment Trust †	26,800	781,756
Highland Hospitality Corp	28,100	320,340
Highwoods Properties Inc †	66,540	1,637,549
Hilb Rogal & Hobbs Co †	35,200	1,274,944
Home Properties Inc	39,100	1,546,796
HomeBanc Corp GA *	20,400	183,600
Homestore Inc * †	102,400	236,544
Horace Mann Educators Corp †	52,600	924,708
Horizon Financial Corp †	10,900	209,389
Hudson River Bancorp †	34,700	658,606
Hypercom Corp * †	49,900	368,262
IBERIABANK Corp †	9,300	536,796
IMPAC Mortgage Holdings Inc †	71,700	1,885,710
Independence Holding Co †	3,600	63,612
Independent Bank Corp MA †	14,400	445,104
Independent Bank Corp MI	25,051	676,377
Infinity Property & Casualty Corp †	21,700	640,801
Innkeepers USA Trust	49,000	609,560
Integra Bank Corp †	20,900	453,530
Interactive Data Corp *	35,361	665,494
InterCept Inc *	23,500	440,155
Interchange Financial Services Corp NJ †	8,650	207,341
Intersections Inc * †	11,600	169,940
Investment Technology Group Inc * †	52,200	798,660
Investors Real Estate Trust †	47,100	471,471
iPayment Inc *	13,900	558,224

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Irwin Financial Corp †	20,000	$516,400
ITLA Capital Corp *	9,100	420,420
Jackson Hewitt Tax Service Inc	22,300	451,129
John H. Harland Co †	36,000	1,128,600
Jones Lang LaSalle Inc * †	36,500	1,204,865
Kansas City Life Insurance Co	2,000	85,140
Kilroy Realty Corp †	32,500	1,235,975
Kite Realty Group Trust	10,100	132,815
KNBT Bancorp Inc	27,900	469,836
Knight Trading Group Inc ‘A’ * †	123,900	1,143,597
Kramont Realty Trust	27,500	511,500
Kronos Inc MA * †	36,512	1,617,116
La Quinta Corp *	203,100	1,584,180
LaBranche & Co Inc * †	52,600	444,470
Lakeland Bancorp Inc †	10,098	166,013
Lakeland Financial Corp	3,500	118,650
LandAmerica Financial Group Inc †	24,600	1,119,300
LaSalle Hotel Properties †	31,700	874,920
Lexington Corporate Properties Trust †	49,100	1,065,961
LTC Properties Inc †	16,900	302,341
Luminent Mortgage Capital Inc	32,400	410,832
Macatawa Bank Corp	7,040	197,472
MAF Bancorp Inc	34,661	1,494,929
Maguire Properties Inc †	34,000	826,540
Main Street Banks Inc †	15,500	474,300
MainSource Financial Group Inc	7,434	152,397
Manufactured Home Communities Inc †	21,300	708,012
Marlin Business Services Inc * †	1,100	20,636
MB Financial Inc	19,050	755,142
MBT Financial Corp †	9,754	191,471
MCG Capital Corp †	36,400	631,904
McGrath RentCorp †	8,800	321,640
Mercantile Bank Corp †	11,524	401,496
Mercantile Bankshares Corp	1	48
MeriStar Hospitality Corp *	84,400	459,980
Metris Cos Inc * †	36,900	360,882
MFA Mortgage Investments Inc	96,900	892,449
Mid-America Apartment Communities Inc	20,400	794,580
Mid-State Bancshares †	30,000	771,900
Midwest Banc Holdings Inc †	11,800	226,796
Mission West Properties Inc †	10,600	109,710
MortgageIT Holdings Inc *	8,550	123,548
Nara Bancorp Inc †	27,400	552,110
NASB Financial Inc	500	19,710
National Financial Partners Corp †	34,800	1,245,144
National Health Investors Inc	26,100	742,284
National Penn Bancshares Inc †	23,739	758,936
National Processing Inc *	9,000	238,680
National Western Life Insurance Co ‘A’ *	2,000	325,800
Nationwide Health Properties Inc †	79,300	1,645,475
Navigators Group Inc *	9,800	286,552
NBC Capital Corp †	4,641	118,902
NBT Bancorp Inc †	33,895	794,160
NCO Group Inc * †	26,800	722,260
NDCHealth Corp	44,900	720,645
Nelnet Inc ‘A’ * †	4,100	91,758
NetBank Inc †	58,600	586,586
New Century Financial Corp †	32,450	1,954,139
Newcastle Investment Corp	38,900	1,194,230
Northwest Bancorp Inc †	16,200	367,254
NovaStar Financial Inc †	30,800	1,342,880
NYMAGIC Inc	3,100	67,859
OceanFirst Financial Corp †	6,155	149,320
Ocwen Financial Corp * †	40,900	374,235
Ohio Casualty Corp * †	76,300	1,596,959
Old National Bancorp IN	71,054	1,764,981
Old Second Bancorp Inc	15,266	426,990
Omega Financial Corp †	12,700	439,420
Omega Healthcare Investors Inc †	41,400	445,464
Oriental Financial Group Inc †	23,830	644,840
Origen Financial Inc †	9,100	66,976
Pacific Capital Bancorp	51,887	1,534,817
Park National Corp †	14,700	1,870,281
Parkway Properties Inc MD †	15,300	710,685
Partners Trust Financial Group Inc †	24,068	249,344
Peapack-Gladstone Financial Corp †	5,962	180,947
Penn-America Group Inc	10,300	140,183
PennFed Financial Services Inc	4,946	150,408
PennRock Financial Services Corp	6,069	168,475
Pennsylvania REIT †	35,942	1,389,518
Peoples Bancorp Inc OH	16,795	442,044
PFF Bancorp Inc	17,380	665,133
Philadelphia Consolidated Holding Corp *	20,400	1,124,448
PICO Holdings Inc *	6,100	116,083
Piper Jaffray Cos * †	20,100	795,759
Placer Sierra Bancshares *	3,300	69,300
PMA Capital Corp ‘A’ * †	41,500	313,325
Portal Software Inc * †	53,920	147,202
Portfolio Recovery Associates Inc * †	17,900	526,081
Post Properties Inc	45,000	1,345,500
Prentiss Properties Trust †	47,300	1,702,800
Presidential Life Corp	22,500	386,550
PRG-Schultz International Inc * †	49,250	282,695
Price Legacy Corp †	21,049	398,879
PrivateBancorp Inc †	23,000	620,080
ProAssurance Corp * †	29,950	1,048,849
Prosperity Bancshares Inc †	17,800	475,616
Provident Bancorp Inc NY †	36,234	425,387
Provident Bankshares Corp †	41,408	1,389,255
Provident Financial Holdings Inc	5,700	165,300
Provident Financial Services Inc	77,689	1,340,135
PS Business Parks Inc CA †	15,000	597,750
R&G Financial Corp ‘B’	35,500	1,372,075
RAIT Investment Trust	31,200	853,320
Ramco-Gershenson Properties Trust †	14,368	389,085
Realty Income Corp †	42,500	1,913,775
Redwood Trust Inc	19,400	1,210,948
Republic Bancorp Inc KY ‘A’ †	7,750	179,800
Republic Bancorp Inc MI †	73,210	1,127,434
Rewards Network Inc * †	18,300	122,061
Riggs National Corp †	23,300	517,260
RLI Corp	22,300	837,365
Royal Bancshares of Pennsylvania ‘A’	3,086	74,897
S&T Bancorp Inc †	27,100	967,741
S1 Corp * †	88,018	702,384
Safety Insurance Group Inc †	11,500	255,645
Sanders Morris Harris Group Inc †	13,900	167,634
Sandy Spring Bancorp Inc †	16,650	544,455
Santander BanCorp	2,716	67,898
Saul Centers Inc	16,600	545,808
Saxon Capital Inc *	36,400	782,600
SCBT Financial Corp	6,300	185,850
Seacoast Banking Corp of Florida †	13,210	282,166
Security Bank Corp GA †	1,800	63,000
Selective Insurance Group †	34,800	1,294,560
Senior Housing Properties Trust	61,400	1,094,148
Signature Bank NY * †	1,700	45,475
Silicon Valley Bancshares * †	43,500	1,616,895
Simmons First National Corp ‘A’	12,700	324,866
Smithtown Bancorp Inc †	8,900	222,500
Sotheby’s Holdings Inc ‘A’ * †	52,300	822,156
Southern Community Financial Corp †	7,000	77,910
Southside Bancshares Inc †	9,891	201,381
Southwest Bancorp Inc OK	18,800	414,540
Southwest Bancorp of Texas Inc †	84,000	1,691,760
Sovran Self Storage Inc	17,000	666,060
State Auto Financial Corp †	5,600	162,120
State Bancorp Inc NY	4,404	99,751

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
State Financial Services Corp ‘A’	6,600	$181,104
Sterling Bancorp NY †	15,395	416,435
Sterling Bancshares Inc TX	59,950	806,328
Sterling Financial Corp PA †	26,631	714,776
Sterling Financial Corp WA *	29,600	1,043,104
Stewart Information Services Corp	19,500	768,300
Stifel Financial Corp *	3,200	62,720
Strategic Hotel Capital Inc	12,150	164,268
Suffolk Bancorp †	12,500	377,125
Summit Properties Inc †	32,100	868,305
Sun Bancorp Inc NJ * †	12,543	275,068
Sun Communities Inc †	18,400	721,096
Susquehanna Bancshares Inc	57,371	1,411,327
SWS Group Inc †	17,230	277,058
SY Bancorp Inc	8,500	191,845
Tanger Factory Outlet Centers Inc	18,550	830,669
Taubman Centers Inc	56,500	1,459,395
Taylor Capital Group Inc †	200	4,800
Texas Capital Bancshares Inc *	31,500	571,725
Texas Regional Bancshares Inc ‘A’ †	49,198	1,529,566
The Bancorp Bank * †	13,800	280,830
The BISYS Group Inc *	131,700	1,924,137
The Commerce Group Inc	27,300	1,321,320
The Enstar Group Inc *	1,200	59,472
The First of Long Island Corp †	1,600	68,288
The Midland Co	6,000	164,100
The Peoples Holdings Co	7,046	229,347
The Phoenix Cos Inc †	108,200	1,127,444
The Town & Country Trust †	24,800	631,160
TierOne Corp	28,100	647,986
TNS Inc * †	900	17,460
Tompkins Trustco Inc †	8,290	383,744
TradeStation Group Inc *	21,500	131,795
Triad Guaranty Inc *	9,100	504,868
Trico Bancshares †	13,400	280,328
TrustCo Bank Corp NY †	85,108	1,091,085
Trustmark Corp †	49,700	1,544,676
U.S. Restaurants Properties Inc †	33,500	565,815
UICI †	48,200	1,578,068
UMB Financial Corp †	17,241	821,878
Umpqua Holdings Corp †	62,338	1,406,345
Union Bankshares Corp VA	13,000	405,080
United Bankshares Inc	39,000	1,351,350
United Community Banks Inc GA †	28,049	680,749
United Community Financial Corp OH †	30,924	351,606
United Fire & Casualty Co †	10,300	590,499
United PanAm Financial Corp * †	5,200	93,626
United Rentals Inc * †	50,700	805,623
United Security Bancshares Inc CA †	5,000	109,350
Universal American Financial Corp *	30,200	390,486
Universal Health Realty Income Trust	13,400	406,020
Univest Corp of Pennsylvania †	6,400	260,800
Unizan Financial Corp †	24,907	687,682
Urstadt Biddle Properties Inc ‘A’ †	32,300	492,252
USB Holding Co Inc †	10,334	261,246
USI Holdings Corp * †	32,800	447,720
Value Line Inc †	300	11,100
Vesta Insurance Group Inc	30,500	136,945
Virginia Commerce Bancorp Inc * †	12,125	327,375
Virginia Financial Group Inc †	5,943	193,148
Washington REIT †	44,100	1,336,230
Washington Trust Bancorp Inc	15,100	394,865
Waypoint Financial Corp	37,455	1,032,634
WesBanco Inc †	23,600	686,288
West Bancorp Inc †	26,670	446,456
West Coast Bancorp OR †	17,200	358,276
Westamerica Bancorp	34,000	1,866,260
Western Sierra Bancorp * †	7,367	245,247
Westfield Financial Inc †	2,200	51,920
Wilshire Bancorp Inc * †	11,300	342,164
Winston Hotels Inc †	26,500	283,550
Wintrust Financial Corp †	25,500	1,460,640
World Acceptance Corp *	23,700	551,025
WSFS Financial Corp	9,400	470,000
Yardville National Bancorp	14,500	421,950
Zenith National Insurance Corp †	12,200	516,182

		269,282,423

Health Care - 11.87%
Abaxis Inc * †	16,100	209,461
Abgenix Inc * †	98,500	971,210
ABIOMED Inc * †	12,400	109,740
Able Laboratories Inc * †	23,700	454,092
Accelrys Inc *	30,400	198,208
Adolor Corp * †	48,900	550,125
Advanced Medical Optics Inc * †	33,300	1,317,681
Advanced Neuromodulation Systems Inc * †	22,950	696,532
Advancis Pharmaceutical Corp * †	2,600	21,190
Aksys Ltd * †	30,100	142,975
Albany Molecular Research Inc *	33,700	323,520
Alexion Pharmaceuticals Inc * †	25,100	451,800
Align Technology Inc * †	59,500	909,160
Alkermes Inc * †	96,400	1,112,456
Alliance Imaging Inc *	4,100	30,627
Allscripts Healthcare Solutions Inc *	31,300	281,700
Alpharma Inc ‘A’	43,900	802,931
Amedisys Inc *	14,700	440,265
America Service Group Inc *	5,800	238,032
American Healthways Inc * †	36,200	1,053,782
American Medical Security Group Inc * †	13,600	435,064
American Medical Systems Holdings Inc *	28,900	1,048,203
AMERIGROUP Corp *	28,300	1,591,875
AmSurg Corp * †	39,300	832,374
Analogic Corp †	13,100	546,139
Animas Corp *	9,400	151,340
Antigenics Inc * †	37,000	223,110
Applera Corp-Celera Genomics Group * †	83,499	976,103
Apria Healthcare Group Inc * †	53,000	1,444,250
ARIAD Pharmaceuticals Inc * †	59,800	400,062
Array BioPharma Inc * †	20,100	140,499
Arrow International Inc †	21,900	654,810
ArthroCare Corp * †	27,600	808,404
Aspect Medical Systems Inc *	17,500	316,575
AtheroGenics Inc * †	46,100	1,518,995
Atrix Labs Inc * †	27,300	837,837
Avant Immunotherapeutics Inc * †	85,000	145,350
Axonyx Inc * †	70,100	396,065
Barrier Therapeutics Inc * †	3,000	36,480
Bentley Pharmaceuticals Inc * †	11,700	123,903
Beverly Enterprises Inc * †	114,900	869,793
BioCryst Pharmaceuticals Inc * †	26,700	136,170
Bioenvision Inc * †	14,700	117,453
Biolase Technology Inc †	28,800	235,008
BioMarin Pharmaceuticals Inc * †	85,000	441,150
Bio-Rad Laboratories Inc ‘A’ *	17,900	914,690
Bio-Reference Laboratories Inc * †	13,400	186,796
Biosite Inc * †	16,600	812,736
Bone Care International Inc *	20,892	507,676
Bradley Pharmaceuticals Inc * †	18,300	372,405
Bruker BioSciences Corp *	14,100	48,786
CancerVax Corp * †	11,800	95,580
Candela Corp * †	22,000	253,880
Caraco Pharmaceutical Laboratories Ltd * †	4,400	33,880
Cardiac Science Inc * †	62,800	120,576
CardioDynamics International Corp * †	41,200	189,520
Cell Genesys Inc * †	51,100	458,367
Cell Therapeutics Inc * †	57,600	395,136
Centene Corp * †	26,050	1,109,209

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Cepheid * †	40,900	$352,558
Cerner Corp * †	32,500	1,405,950
Chattem Inc * †	22,200	715,950
Ciphergen Biosystems Inc * †	24,500	95,550
Closure Medical Corp * †	10,900	155,216
Computer Programs & Systems Inc †	7,100	142,426
Conceptus Inc * †	29,200	270,684
CONMED Corp * †	37,950	998,085
Connetics Corp * †	40,200	1,086,204
Corgentech Inc * †	2,300	39,261
Corixa Corp * †	63,710	265,034
CorVel Corp *	10,500	311,640
CTI Molecular Imaging Inc * †	35,000	282,450
Cubist Pharmaceuticals Inc * †	51,700	510,796
CuraGen Corp * †	45,500	250,250
Curis Inc * †	33,900	150,855
CV Therapeutics Inc * †	40,200	502,500
Cyberonics Inc * †	21,700	443,982
Cypress Bioscience Inc * †	28,700	334,929
Cytogen Corp * †	23,100	243,474
Cytokinetics Inc * †	4,400	58,520
Datascope Corp	13,300	496,090
deCODE genetics Inc * † (Iceland)	54,900	413,397
Dendreon Corp * †	60,300	507,123
DepoMed Inc * †	13,000	67,860
Diagnostic Products Corp	23,300	952,271
Digene Corp * †	16,100	417,956
Discovery Laboratories Inc * †	45,500	304,850
Diversa Corp * †	26,300	219,605
DJ Orthopedics Inc *	17,000	300,050
Dov Pharmaceutical Inc * †	18,800	322,232
Durect Corp * †	53,500	74,900
DUSA Pharmaceuticals Inc *	10,600	121,688
Dyax Corp * †	35,200	268,928
Eclipsys Corp * †	40,300	628,680
Encore Medical Corp *	25,500	126,990
Encysive Pharmaceuticals Inc *	60,400	545,412
Endocardial Solutions Inc *	31,100	359,827
Enzo Biochem Inc * †	23,002	345,030
Enzon Pharmaceuticals Inc * †	56,700	904,365
EPIX Pharmaceuticals Inc * †	23,700	457,647
eResearch Technology Inc * †	50,824	677,484
Exactech Inc *	5,200	106,340
Exelixis Inc *	67,300	542,438
E-Z-EM Inc	3,400	61,030
First Health Group Corp * †	110,400	1,776,336
First Horizon Pharmaceutical Corp * †	26,500	530,265
Genaera Corp * †	43,400	169,694
Genelabs Technologies Inc * †	77,900	203,319
Genencor International Inc * †	3,800	60,990
Genesis HealthCare Corp *	19,600	596,036
Genta Inc * †	94,000	252,860
Gentiva Health Services Inc * †	33,100	541,847
Geron Corp * †	51,600	309,084
GTx Inc * †	1,000	11,660
Guilford Pharmaceuticals Inc * †	50,900	254,500
Haemonetics Corp MA *	22,300	732,332
Hanger Orthopedic Group Inc * †	31,900	159,819
Healthcare Services Group Inc	16,965	304,691
Hollis-Eden Pharmaceuticals Inc * †	21,100	227,247
Hologic Inc * †	23,300	448,991
Hooper Holmes Inc †	56,300	252,224
Human Genome Sciences Inc * †	141,200	1,540,492
ICU Medical Inc * †	15,400	401,016
IDX Systems Corp * †	23,100	749,595
I-Flow Corp * †	16,200	234,576
ILEX Oncology Inc *	48,400	1,218,228
Illumina Inc *	23,900	141,249
Immucor Inc *	37,686	932,728
ImmunoGen Inc *	50,900	257,045
Immunomedics Inc * †	47,600	123,760
Impax Laboratories Inc * †	59,100	907,776
Incyte Corp * †	79,300	763,659
Indevus Pharmaceuticals Inc * †	56,400	399,876
Inkine Pharmaceutical Co Inc *	38,900	197,612
Inspire Pharmaceuticals Inc * †	39,900	627,627
Integra LifeSciences Holdings Corp * †	23,600	757,796
InterMune Inc * †	32,800	386,712
Intuitive Surgical Inc *	33,400	826,650
Invacare Corp †	30,500	1,403,000
Inveresk Research Group Inc *	33,600	1,239,504
Inverness Medical Innovations Inc * †	11,300	235,040
Isis Pharmaceuticals Inc * †	59,300	290,570
Isolagen Inc * †	32,300	305,235
Ista Pharmaceuticals Inc * †	7,200	87,768
Kensey Nash Corp * †	13,600	356,184
Keryx Biopharmaceuticals Inc * †	19,400	217,086
Kindred Healthcare Inc * †	27,200	663,680
KOS Pharmaceuticals Inc *	13,600	484,296
Kosan Biosciences Inc * †	32,300	186,048
KV Pharmaceutical Co ‘A’ * †	37,250	666,775
Kyphon Inc * †	25,000	619,500
LabOne Inc * †	22,491	657,412
Landauer Inc †	9,400	441,142
Lannett Co Inc * †	3,700	35,890
Laserscope Inc * †	21,600	437,832
LCA-Vision Inc †	14,000	361,060
Lexicon Genetics Inc * †	64,200	423,078
LifeCell Corp *	39,100	391,000
LifePoint Hospitals Inc * †	43,700	1,311,437
Ligand Pharmaceuticals Inc ‘B’ * †	84,500	846,690
Luminex Corp * †	24,300	173,259
Magellan Health Services Inc *	27,600	1,009,056
MannKind Corp *	6,000	120,240
Marshall Edwards Inc * † (Australia)	1,000	8,875
Matria Healthcare Inc * †	14,908	422,045
Maxim Pharmaceuticals Inc * †	39,500	105,465
Maxygen Inc *	21,100	208,679
Medarex Inc * †	90,500	667,890
MedCath Corp * †	10,400	164,528
Medical Action Industries Inc *	14,500	241,106
Medicines Co * †	53,700	1,296,318
Mentor Corp †	50,800	1,710,944
Merit Medical Systems Inc *	32,165	486,013
Microtek Medical Holdings Inc * †	36,600	115,656
Microvision Inc * †	27,800	164,576
Molecular Devices Corp * †	19,100	450,187
Molina Healthcare Inc * †	9,500	337,250
Myogen Inc * †	8,000	64,800
Myriad Genetics Inc * †	31,100	531,810
Nabi Biopharmaceuticals * †	65,900	881,742
Nanogen Inc * †	49,700	190,351
National Healthcare Corp †	5,200	148,200
NeighborCare Inc *	45,100	1,143,285
Neopharm Inc * †	26,527	227,071
Neurogen Corp * †	19,300	124,678
NitroMed Inc * †	500	11,920
Northfield Laboratories Inc * †	27,400	366,338
Noven Pharmaceuticals Inc *	30,200	629,368
NPS Pharmaceuticals Inc * †	39,500	860,310
NuVasive Inc * †	14,600	154,176
Nuvelo Inc * †	38,766	383,008
OCA Inc * †	58,300	276,342
Ocular Sciences Inc *	25,300	1,213,641
Odyssey HealthCare Inc * †	45,050	799,638
Omnicell Inc * †	21,900	289,518
Onyx Pharmaceuticals Inc * †	35,700	1,535,457
Option Care Inc	21,450	331,832

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
OraSure Technologies Inc * †	45,400	$286,020
Orthologic Corp * †	48,200	339,328
Orthovita Inc * †	61,200	273,870
Oscient Pharmaceutical Corp * †	56,500	200,575
Owens & Minor Inc †	44,900	1,140,460
Pain Therapeutics Inc * †	36,600	263,154
Palatin Technologies Inc * †	45,300	131,823
Palomar Medical Technologies Inc * †	9,400	206,048
Par Pharmaceutical Cos Inc * †	36,900	1,325,817
Parexel International Corp * †	35,000	686,000
Pediatrix Medical Group Inc * †	23,500	1,288,975
Penwest Pharmaceuticals Co * †	24,700	278,863
Peregrine Pharmaceuticals Inc * †	140,700	226,527
Perrigo Co †	77,400	1,590,570
Per-Se Technologies Inc * †	31,266	428,970
Pharmacyclics Inc * †	17,600	181,456
Pharmion Corp *	15,400	796,118
Pharmos Corp * †	84,100	242,208
PolyMedica Corp †	30,000	924,000
Possis Medical Inc * †	20,600	322,596
Pozen Inc * †	37,100	324,254
Praecis Pharmaceuticals Inc * †	59,000	129,800
Priority Healthcare Corp ‘B’ * †	35,500	715,325
Progenics Pharmaceuticals Inc * †	9,700	142,105
Province Healthcare Co *	52,350	1,095,162
ProxyMed Inc * †	2,300	22,931
PSS World Medical Inc * †	84,200	845,368
Psychiatric Solutions Inc * †	13,800	349,830
Quality Systems Inc * †	4,200	212,142
Quidel Corp *	47,200	213,816
Regeneration Technologies Inc * †	33,200	266,264
Regeneron Pharmaceuticals Inc * †	38,600	335,048
RehabCare Group Inc * †	18,500	426,055
Renovis Inc * †	1,400	11,214
Res-Care Inc *	13,600	161,160
Rigel Pharmaceuticals Inc * †	7,400	187,220
Salix Pharmaceuticals Ltd * †	44,400	955,488
Santarus Inc * †	3,500	31,745
SciClone Pharmaceuticals Inc * †	60,100	213,956
Seattle Genetics Inc WA * †	44,500	292,365
Select Medical Corp	100,200	1,345,686
Serologicals Corp * †	32,500	758,225
SFBC International Inc * †	11,800	310,458
Sierra Health Services Inc * †	28,200	1,351,626
Sola International Inc *	32,200	613,410
Sonic Innovations Inc *	29,200	133,152
SonoSite Inc * †	16,800	437,640
Specialty Laboratories Inc *	3,400	35,700
Steris Corp *	74,700	1,638,918
Sunrise Senior Living Inc * †	20,900	734,008
SuperGen Inc * †	50,700	313,326
SurModics Inc * †	20,100	477,375
Sybron Dental Specialties Inc *	44,532	1,322,155
Symbion Inc *	4,500	72,472
Tanox Inc * †	32,000	539,840
Techne Corp *	48,900	1,867,002
Telik Inc * †	53,300	1,188,590
ThermoGenesis Corp * †	37,300	179,040
Third Wave Technologies Inc * †	16,900	116,272
Thoratec Corp * †	57,787	555,911
Transkaryotic Therapies Inc * †	37,900	671,967
Trimeris Inc * †	19,400	291,970
TriPath Imaging Inc * †	23,600	193,048
United Surgical Partners International Inc * †	29,500	1,013,325
United Therapeutics Corp * †	23,600	824,348
Urologix Inc * †	20,400	128,928
Valeant Pharmaceuticals International †	92,100	2,221,452
Ventana Medical Systems Inc * †	15,600	786,864
Vertex Pharmaceuticals Inc * †	94,200	989,100
Viasys Healthcare Inc * †	33,100	553,763
Vicuron Pharmaceuticals Inc * †	58,400	857,312
Vion Pharmaceuticals Inc * †	46,500	195,765
VistaCare Inc ‘A’ * †	13,400	205,154
Visx Inc * †	52,300	1,077,380
Vital Signs Inc †	6,200	198,276
WellCare Health Plans Inc *	5,850	110,858
West Pharmaceutical Services Inc	30,200	629,670
Wilson Greatbatch Technologies Inc * †	24,600	440,094
Wright Medical Group Inc * †	27,600	693,312
Young Innovations Inc †	1,900	62,700
Zila Inc * †	66,100	272,332
ZOLL Medical Corp * †	10,500	350,595
Zymogenetics Inc * †	17,100	298,224

		140,006,203

Integrated Oils - 0.15%
Delta Petroleum Corp * †	23,700	309,048
Giant Industries Inc * †	15,800	383,940
KCS Energy Inc *	49,200	684,372
Mission Resources Corp *	57,200	359,788

		1,737,148

Materials & Processing - 9.89%
A. Schulman Inc	40,300	888,212
AAON Inc * †	4,700	81,780
Aceto Corp †	23,400	336,960
Acuity Brands Inc	47,800	1,136,206
Airgas Inc	63,800	1,535,666
AK Steel Holding Corp *	119,100	971,856
Albany International Corp ‘A’	30,028	895,135
Albemarle Corp †	38,000	1,333,420
Alico Inc	4,100	174,660
Allegheny Technologies Inc †	95,800	1,748,350
AMCOL International Corp †	24,600	470,352
American Vanguard Corp †	7,300	260,902
Ameron International Corp †	9,400	309,260
Anchor Glass Container Corp †	5,600	45,976
Apogee Enterprises Inc †	38,700	500,391
AptarGroup Inc	39,100	1,719,227
Arch Chemicals Inc †	22,300	635,550
Armor Holdings Inc *	32,700	1,360,647
Avatar Holdings Inc * †	5,300	224,985
Barnes Group Inc †	19,200	527,424
Bluegreen Corp * †	13,200	146,916
Brady Corp ‘A’ †	18,700	911,999
Brookfield Homes Corp	13,300	350,455
Brush Engineered Materials Inc *	17,400	360,354
Buckeye Technologies Inc * †	25,400	283,210
Building Material Holding Corp †	17,700	487,104
Cabot Microelectronics Corp * †	25,600	928,000
Calgon Carbon Corp †	38,800	280,136
Cambrex Corp †	25,400	557,530
Caraustar Industries Inc *	36,600	613,782
Carpenter Technology Corp	25,400	1,212,596
Century Aluminum Co *	20,300	562,919
Ceradyne Inc * †	20,250	889,178
Chesapeake Corp †	21,100	506,822
CIRCOR International Inc	11,700	228,150
CLARCOR Inc	31,700	1,511,139
Cleveland-Cliffs Inc * †	13,600	1,099,832
Coeur d’Alene Mines Corp * †	255,300	1,210,122
Comfort Systems USA Inc * †	32,200	212,520
Commercial Metals Co †	33,200	1,318,704
Compass Minerals International Inc	12,100	268,620
Consolidated-Tomoka Land Co FL	5,700	198,246
Corn Products International Inc †	42,000	1,936,200
Crompton Corp	130,119	1,234,829
Crown Holdings Inc *	191,800	1,977,458

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Cytec Industries Inc †	41,700	$2,041,215
Delta & Pine Land Co	43,800	1,171,650
Deltic Timber Corp †	11,300	449,627
DHB Industries Inc * †	28,000	397,600
Drew Industries Inc * †	10,800	387,180
Dycom Industries Inc *	55,600	1,578,484
Eagle Materials Inc †	23,200	1,654,160
ElkCorp	25,350	703,716
EMCOR Group Inc * †	17,300	650,826
Encore Wire Corp * †	18,150	240,306
Energy Conversion Devices Inc * †	21,900	290,394
EnerSys *	8,000	102,800
Ennis Inc †	18,800	402,696
Exide Technologies *	26,800	424,780
Ferro Corp	47,900	1,044,699
First Acceptance Corp * †	12,700	90,805
FMC Corp * †	41,600	2,020,512
Georgia Gulf Corp †	35,700	1,591,863
Gibraltar Steel Corp	16,800	607,488
Glatfelter †	32,800	406,392
GrafTech International Ltd * †	108,000	1,506,600
Granite Construction Inc †	38,050	909,395
Graphic Packaging Corp * †	65,900	427,032
Great Lakes Chemical Corp †	53,500	1,369,600
Greif Inc ‘A’ †	14,100	594,315
Griffon Corp * †	33,370	704,107
H.B. Fuller Co †	32,800	898,720
Hecla Mining Co * †	150,100	1,116,744
Hercules Inc *	125,800	1,792,650
Hexcel Corp * †	18,000	248,760
IMC Global Inc * †	135,500	2,356,345
IMCO Recycling Inc * †	21,700	247,380
InfraSource Services Inc * †	2,100	22,050
Insituform Technologies Inc ‘A’ *	30,600	571,302
Integrated Electrical Services Inc * †	33,200	159,692
Interface Inc ‘A’ * †	50,600	405,812
International Precious Metals Corp * (Canada)	32,500	171
Jacuzzi Brands Inc * †	86,200	801,660
Kaydon Corp †	36,300	1,044,351
Kronos Worldwide Inc †	7,010	278,278
Layne Christensen Co * †	16,700	251,669
Lennox International Inc †	50,700	757,458
LNR Property Corp †	19,600	1,213,436
Lone Star Technologies Inc *	32,900	1,243,620
Longview Fibre Co †	58,400	890,600
LSI Industries Inc	16,500	172,260
MacDermid Inc	29,600	857,216
Maverick Tube Corp * †	49,300	1,518,933
Medis Technologies Ltd * †	14,993	168,521
Metal Management Inc *	23,700	430,866
Metals USA Inc * †	18,700	331,738
MGP Ingredients Inc †	12,600	124,992
Millennium Chemicals Inc *	79,800	1,692,558
Minerals Technologies Inc	23,500	1,383,210
Mobile Mini Inc * †	20,700	513,360
Mueller Industries Inc	43,300	1,859,735
Myers Industries Inc †	29,679	324,985
NCI Building Systems Inc *	25,600	816,640
NewMarket Corp * †	13,400	279,792
NL Industries Inc	9,000	164,790
NN Inc †	19,100	218,695
NS Group Inc *	17,400	321,900
NuCO2 Inc * †	3,000	58,410
Octel Corp † (United Kingdom)	14,200	301,608
Olin Corp †	79,448	1,588,960
OM Group Inc *	35,000	1,279,600
OMNOVA Solutions Inc * †	32,200	194,166
Oregon Steel Mills Inc * †	30,200	502,226
Penn Engineering & Manufacturing Corp †	6,000	111,720
Perini Corp * †	13,500	192,510
PolyOne Corp *	104,800	788,096
Pope & Talbot Inc	18,000	316,800
Potlatch Corp †	36,600	1,713,246
Quaker Chemical Corp †	9,400	227,010
Quanex Corp	21,200	1,087,136
Quanta Services Inc * †	82,400	498,520
Reading International Inc ‘A’ * †	4,700	37,600
Reliance Steel & Aluminum Co	30,450	1,208,865
Rock-Tenn Co ‘A’ †	26,300	413,962
Royal Gold Inc †	25,700	438,956
RTI International Metals Inc *	22,900	443,573
Ryerson Tull Inc †	20,422	350,646
Schnitzer Steel Industries Inc ‘A’ †	21,550	697,142
Silgan Holdings Inc	11,600	537,080
Simpson Manufacturing Co Inc	18,800	1,188,160
Spartech Corp †	25,500	640,050
Steel Dynamics Inc †	46,800	1,807,416
Steel Technologies Inc	7,000	179,319
Stepan Co †	2,700	64,233
Stillwater Mining Co * †	13,510	209,405
Sunterra Corp * †	27,500	262,075
Symyx Technologies Inc *	32,200	758,310
Tarragon Corp * †	500	6,505
Tejon Ranch Co * †	5,150	193,898
Terra Industries Inc * †	33,600	290,976
Texas Industries Inc †	27,200	1,399,168
The Rogers Corp * †	19,400	824,306
The Shaw Group Inc * †	70,800	849,600
The Standard Register Co	18,400	193,200
Titanium Metals Corp * †	4,000	93,840
Trammell Crow Co *	37,400	587,928
Tredegar Corp †	29,400	535,080
Trex Co Inc * †	11,800	522,504
U.S. Concrete Inc *	11,100	68,598
Ultralife Batteries Inc * †	12,300	125,091
Universal Forest Products Inc †	21,800	745,560
URS Corp * †	32,100	856,428
USEC Inc	94,200	976,854
USG Corp * †	42,600	776,598
Valence Technology Inc * †	48,600	167,184
Valhi Inc †	22,259	334,553
Valmont Industries Inc †	16,500	344,355
W.R. Grace & Co * †	87,300	824,985
Washington Group International Inc * †	28,900	1,000,518
Watsco Inc	22,800	684,684
Wausau-Mosinee Paper Corp	52,200	869,130
WCI Communities Inc * †	34,200	796,860
WD-40 Co †	23,500	672,100
Wellman Inc †	48,400	410,432
Westlake Chemical Corp *	5,700	127,110
Wheeling-Pittsburgh Corp *	3,700	115,847
York International Corp †	47,300	1,494,207

		116,677,810

Multi-Industry - 0.39%
GenCorp Inc †	51,600	699,180
Kaman Corp ‘A’ †	24,500	292,530
Lancaster Colony Corp	28,200	1,189,053
Raven Industries Inc †	7,400	328,930
Sequa Corp ‘A’ * †	5,200	271,492
Trinity Industries Inc †	45,300	1,412,001
Walter Industries Inc †	27,000	432,540

		4,625,726

Producer Durables - 7.38%
A.O. Smith Corp †	23,400	569,790
A.S.V. Inc * †	8,900	333,127
Actuant Corp ‘A’ * †	29,900	1,232,179

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
ADE Corp *	7,500	$127,762
Advanced Energy Industries Inc * †	24,300	225,747
American Superconductor Corp * †	23,000	285,660
Applied Films Corp * †	16,900	304,369
Applied Industrial Technologies Inc †	23,500	839,890
Applied Signal Technology Inc †	14,000	447,860
ARRIS Group Inc * †	87,800	458,316
Artesyn Technologies Inc * †	45,000	449,100
Astec Industries Inc * †	15,700	300,184
Asyst Technologies Inc * †	51,000	260,610
ATMI Inc * †	34,500	706,560
Audiovox Corp ‘A’ *	23,800	400,792
August Technology Corp *	14,300	98,241
Axcelis Technologies Inc * †	116,600	965,448
Baldor Electric Co †	32,400	766,584
BE Aerospace Inc * †	35,400	322,140
Beazer Homes USA Inc †	14,886	1,591,165
Belden CDT Inc †	58,075	1,266,035
Brooks Automation Inc * †	51,412	727,480
Bucyrus International Inc ‘A’ *	6,550	220,080
C&D Technologies Inc	23,700	450,774
Cascade Corp †	12,200	338,672
C-COR Inc *	43,800	370,110
Champion Enterprises Inc * †	80,600	829,374
Cognex Corp	45,700	1,197,340
Cohu Inc †	30,200	446,356
Credence Systems Corp * †	104,340	751,248
CTS Corp †	40,900	515,340
CUNO Inc *	21,600	1,247,400
Curtiss-Wright Corp †	22,100	1,264,783
Cymer Inc * †	42,100	1,206,586
Darling International Inc *	63,600	274,116
DDi Corp * †	22,200	112,554
Dionex Corp *	21,200	1,159,640
Dominion Homes Inc * †	4,600	109,572
Ducommun Inc * †	8,300	185,505
Dupont Photomasks Inc * †	19,400	330,576
Duratek Inc * †	17,200	305,988
Electro Scientific Industries Inc *	37,111	643,876
Engineered Support Systems Inc	25,875	1,180,935
EnPro Industries Inc * †	23,700	572,118
Entegris Inc *	49,900	416,166
ESCO Technologies Inc * †	15,200	1,029,952
Esterline Technologies Corp * †	21,400	654,626
FARO Technologies Inc *	14,800	301,032
Federal Signal Corp †	61,600	1,144,528
FEI Co * †	27,300	539,448
Flanders Corp * †	24,300	208,737
Flowserve Corp *	57,000	1,378,260
Franklin Electric Co Inc	15,000	594,000
FSI International Inc * †	43,600	182,248
Gardner Denver Inc * †	22,600	623,082
General Binding Corp * †	2,500	35,100
General Cable Corp * †	45,000	478,800
Genlyte Group Inc * †	13,900	895,021
Headwaters Inc * †	41,500	1,280,690
Heico Corp †	19,400	342,992
Helix Technology Corp	34,100	463,590
IDEX Corp	56,850	1,930,626
Imagistics International Inc *	17,900	601,440
INTAC International Inc * †	4,200	33,726
InterDigital Communications Corp * †	59,900	977,568
Intevac Inc * †	11,100	69,708
Ionics Inc * †	24,500	661,500
Itron Inc * †	27,900	486,855
JLG Industries Inc †	50,000	840,000
Joy Global Inc	58,135	1,998,681
Kadant Inc *	11,220	205,999
Keithley Instruments Inc †	12,200	212,890
Kennametal Inc	43,900	1,982,085
Kimball International Inc ‘B’	24,800	344,224
Kulicke & Soffa Industries Inc * †	65,700	371,205
Levitt Corp ‘A’	19,100	448,086
Lincoln Electric Holdings Inc †	38,500	1,207,360
Lindsay Manufacturing Co †	18,500	496,355
Littelfuse Inc *	25,200	870,156
LTX Corp * †	69,700	377,077
M/I Homes Inc †	13,900	589,916
Magnetek Inc * †	35,700	266,679
MasTec Inc * †	26,600	139,650
Mattson Technology Inc *	38,300	294,527
Measurement Specialties Inc * †	8,600	213,710
Meritage Homes Corp * †	12,000	943,200
Metrologic Instruments Inc * †	11,900	188,615
Middleby Corp †	6,600	347,490
Milacron Inc * †	59,100	184,392
Mine Safety Appliances Co †	21,559	877,882
MKS Instruments Inc * †	37,100	568,372
Moog Inc ‘A’ *	32,975	1,196,992
MTC Technologies Inc * †	8,300	229,329
MTS Systems Corp	28,400	603,500
Mykrolis Corp * †	41,800	420,926
NACCO Industries Inc ‘A’	5,400	465,210
Nordson Corp	30,400	1,043,632
Orbital Sciences Corp * †	58,100	663,502
Orleans Homebuilders Inc * †	2,800	63,056
Palm Harbor Homes Inc * †	15,400	259,490
Paxar Corp * †	39,600	898,128
Photon Dynamics Inc * †	19,000	385,700
Photronics Inc * †	35,700	593,334
Powell Industries Inc *	7,400	124,690
Power-One Inc * †	73,100	473,688
Powerwave Technologies Inc * †	72,600	447,216
Presstek Inc * †	36,800	355,856
RAE Systems Inc * †	28,600	159,588
Rayovac Corp * †	36,800	969,680
Regal-Beloit Corp †	30,100	728,119
Robbins & Myers Inc †	12,400	272,800
Rofin-Sinar Technologies Inc *	20,400	599,352
Rudolph Technologies Inc * †	16,600	277,884
SBA Communications Corp ‘A’ *	61,900	433,300
Semitool Inc * †	14,900	113,091
Skyline Corp †	7,300	292,365
Sonic Solutions Inc * †	17,600	287,232
SpatiaLight Inc * †	15,800	93,220
SpectraLink Corp †	21,800	207,100
Standex International Corp †	14,000	343,000
Stewart & Stevenson Services Inc	36,600	646,722
Symmetricom Inc * †	51,300	485,298
Taser International Inc * †	30,000	1,126,500
Technical Olympic USA Inc †	5,199	146,820
Technitrol Inc *	46,200	900,900
Tecumseh Products Co ‘A’	21,700	908,579
Teledyne Technologies Inc *	42,700	1,069,208
Tennant Co	8,700	352,611
Terayon Communication Systems Inc * †	76,400	161,968
Terex Corp *	54,900	2,382,660
The Gorman-Rupp Co †	6,000	122,160
The Manitowoc Co Inc †	34,050	1,207,413
Thomas & Betts Corp * †	62,700	1,681,614
Thomas Industries Inc †	13,100	411,340
TransAct Technologies Inc * †	11,900	307,615
TRC Cos Inc * †	8,350	156,730
Triumph Group Inc * †	14,400	487,152
Ultratech Inc * †	24,200	379,214
United Industrial Corp NY	17,200	565,708
Varian Semiconductor Equipment Associates Inc * †	38,600	1,192,740

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Veeco Instruments Inc * †	31,700	$664,749
Vicor Corp †	21,900	221,409
Viisage Technology Inc * †	32,800	188,600
Watts Water Technologies Inc ‘A’ †	27,400	735,690
William Lyon Homes Inc * †	4,800	426,720
Woodhead Industries Inc	13,900	191,820
Woodward Governor Co	11,100	749,139
X-Rite Inc	23,700	345,309
Zygo Corp * †	20,300	205,639

		87,113,235

Technology - 11.72%
@Road Inc * †	35,900	151,498
Actel Corp * †	35,600	541,120
ActivCard Corp * †	55,300	339,542
Actuate Corp * †	41,300	145,789
Adaptec Inc * †	137,300	1,043,480
Advanced Digital Information Corp * †	73,400	638,580
Aeroflex Inc *	77,898	823,382
Agile Software Corp DE *	59,900	475,007
Agilysys Inc †	33,100	572,299
Airspan Networks Inc * †	45,200	245,436
Alliance Semiconductor Corp * †	23,300	80,618
Altiris Inc * †	21,200	670,980
AMIS Holdings Inc * †	30,500	412,360
Anaren Inc * †	28,700	386,302
Anixter International Inc †	37,600	1,319,384
Ansoft Corp * †	2,100	33,390
Answerthink Inc *	41,200	220,420
ANSYS Inc *	19,000	944,870
Anteon International Corp * †	27,400	1,004,210
Ariba Inc * †	73,837	689,641
Artisan Components Inc *	24,400	710,284
Ascential Software Corp *	72,800	980,616
AsiaInfo Holdings Inc * † (China)	40,400	197,152
Aspect Communications Corp * †	46,500	461,745
Aspen Technology Inc * †	57,200	399,828
Atheros Communications Inc * †	4,900	49,980
Authentidate Holding Corp * †	27,200	164,832
Avanex Corp * †	67,100	136,884
BEI Technologies Inc	15,600	427,440
Bel Fuse Inc ‘B’ †	11,900	393,652
Benchmark Electronics Inc *	47,100	1,403,580
BioVeris Corp *	11,400	67,203
Black Box Corp †	20,500	757,475
Blackboard Inc *	3,750	64,350
Blue Coat Systems Inc * †	12,300	177,120
Borland Software Corp * †	92,400	771,540
Brocade Communications Systems Inc * †	283,500	1,601,775
CACI International Inc ‘A’ *	33,300	1,757,574
California Micro Devices Corp * †	18,400	142,232
Captaris Inc * †	24,700	105,222
Carrier Access Corp * †	17,700	123,015
Catapult Communications Corp * †	4,200	79,128
Checkpoint Systems Inc *	43,000	669,510
Cherokee International Corp * †	2,400	20,136
Chordiant Software Inc *	80,400	233,964
CIBER Inc * †	58,300	438,416
Cirrus Logic Inc * †	84,600	403,542
Clarus Corp * †	9,700	84,875
Coherent Inc *	36,800	954,592
CommScope Inc * †	66,400	1,434,240
CompuCom Systems Inc *	13,600	62,288
Comtech Telecommunications Corp *	19,400	525,740
Concord Communications Inc * †	26,700	238,298
Concur Technologies Inc * †	25,700	269,593
Constellation 3D Inc *	1,200	—
Corvis Corp * †	447,100	357,680
Covansys Corp * †	16,800	193,872
Cray Inc * †	98,000	345,940
CSG Systems International Inc *	66,000	1,017,060
Cubic Corp †	17,092	391,407
CyberGuard Corp *	15,900	93,969
CyberOptics Corp * †	11,200	172,928
CycleLogic Inc *	19	1
Daktronics Inc * †	16,500	403,425
Dendrite International Inc *	41,350	666,562
Digi International Inc * †	17,100	195,453
Digimarc Corp * †	20,800	188,032
Digital River Inc * †	34,800	1,036,344
DigitalNet Holdings Inc * †	3,400	102,731
Digitas Inc * †	53,971	417,196
Diodes Inc * †	8,200	211,232
Ditech Communications Corp * †	30,900	691,851
Dot Hill Systems Corp *	49,600	397,792
Drexler Technology Corp * †	17,100	156,636
DRS Technologies Inc *	27,301	1,022,149
DSP Group Inc *	35,500	747,275
E.piphany Inc * †	86,900	350,207
Eagle Broadband Inc *	153,300	110,376
Echelon Corp * †	32,000	252,160
eCollege.com Inc * †	22,800	220,020
EDO Corp †	20,300	563,325
Electronics for Imaging Inc * †	58,300	946,792
Embarcadero Technologies Inc *	19,200	162,432
EMS Technologies Inc *	12,700	219,075
Emulex Corp * †	89,600	1,032,192
Enterasys Networks Inc *	236,400	378,240
Entrust Inc * †	58,600	148,258
Epicor Software Corp * †	43,600	524,508
EPIQ Systems Inc * †	15,650	243,827
Equinix Inc * †	9,100	280,007
ESS Technology Inc * †	39,200	268,520
Exar Corp * †	53,300	754,728
Excel Technology Inc * †	13,700	353,734
Extreme Networks Inc * †	119,900	533,555
F5 Networks Inc * †	39,400	1,200,124
FalconStor Software Inc * †	33,700	251,065
FileNet Corp *	47,700	832,842
Finisar Corp * †	161,700	210,210
FormFactor Inc * †	27,700	536,549
Gartner Inc ‘A’ * †	73,160	855,240
Gartner Inc ‘B’ *	4,600	53,130
Gateway Inc * †	254,800	1,261,260
Genesis Microchip Inc *	36,700	495,450
Harmonic Inc * †	83,900	557,935
Herley Industries Inc * †	16,800	313,992
Hutchinson Technology Inc * †	29,800	796,554
Hyperion Solutions Corp * †	45,200	1,536,348
Identix Inc * †	100,925	672,160
iGate Corp * †	14,500	53,360
II-VI Inc * †	12,700	444,627
Imation Corp	37,700	1,341,743
Inet Technologies Inc * †	19,600	246,568
Infocrossing Inc * †	13,200	208,758
InFocus Corp *	53,600	490,976
Infonet Services Corp ‘B’ *	42,900	70,356
Informatica Corp * †	88,100	515,385
Innovative Solutions & Support Inc *	11,700	287,001
Integrated Device Technology Inc *	113,800	1,084,514
Integrated Silicon Solutions Inc * †	40,600	295,162
Intergraph Corp *	45,689	1,241,370
Intermagnetics General Corp * †	33,078	765,756
Internet Capital Group Inc * †	52,200	337,212
Internet Security Systems Inc * †	43,800	744,600
Inter-Tel Inc †	27,500	594,550
InterVideo Inc * †	13,700	164,400
InterVoice Inc *	41,100	442,647

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Interwoven Inc *	46,275	$335,031
Invision Technologies Inc * †	21,600	971,784
Iomega Corp †	66,560	309,504
Ixia * †	30,100	292,572
IXYS Corp * †	20,900	150,062
j2 Global Communications Inc * †	18,700	590,733
JDA Software Group Inc * †	35,400	383,028
Jupitermedia Corp * †	23,100	411,180
Kanbay International Inc *	4,100	87,166
Keane Inc *	58,400	897,024
KEMET Corp * †	99,600	805,764
Keynote Systems Inc * †	11,300	160,008
Kintera Inc * †	1,100	10,384
Komag Inc * †	36,200	503,180
Kopin Corp * †	80,200	326,414
KVH Industries Inc * †	21,100	152,342
Lattice Semiconductor Corp * †	129,100	633,881
Lawson Software Inc *	50,700	283,920
LeCroy Corp * †	4,900	81,879
Lexar Media Inc * †	81,000	679,590
Lionbridge Technologies Inc * †	44,900	385,691
Macrovision Corp *	53,500	1,288,280
Magma Design Automation Inc * †	28,200	425,256
Manhattan Associates Inc * †	31,400	766,788
ManTech International Corp ‘A’ * †	17,800	333,216
Manugistics Group Inc * †	80,800	192,304
MAPICS Inc *	33,700	304,985
MapInfo Corp * †	28,300	305,640
MatrixOne Inc * †	58,000	293,480
Maxwell Technologies Inc * †	8,200	84,542
McDATA Corp ‘A’ * †	122,400	615,672
Mentor Graphics Corp * †	83,100	911,192
Mercury Computer Systems Inc * †	28,100	756,452
Merge Technologies Inc * †	8,100	139,806
Merix Corp * †	26,600	275,576
Methode Electronics Inc	40,600	519,274
Micrel Inc * †	72,500	754,725
Micromuse Inc *	89,600	329,728
Micros Systems Inc *	21,100	1,056,477
Microsemi Corp *	68,300	963,030
MicroStrategy Inc ‘A’ * †	15,435	634,224
Microtune Inc *	40,800	215,424
Mindspeed Technologies Inc * †	113,800	227,600
MIPS Technologies Inc * †	36,400	207,480
Mobility Electronics Inc * †	20,900	172,216
Monolithic System Technology Inc * †	15,700	68,138
MRO Software Inc * †	22,400	224,000
MRV Communications Inc * †	120,800	302,000
MSC.Software Corp * †	23,000	184,920
NEON Communications Inc * +	1,500	—
Net2Phone Inc * †	54,700	176,134
Netegrity Inc * †	28,900	217,039
NetGear Inc * †	19,100	233,402
NetIQ Corp *	65,256	698,239
NetScout Systems Inc *	17,900	95,407
Network Equipment Technologies Inc * †	35,100	232,011
Newport Corp * †	46,100	528,767
NMS Communications Corp * †	43,200	210,816
Novatel Wireless Inc * †	18,100	425,350
OmniVision Technologies Inc * †	67,900	960,785
ON Semiconductor Corp * †	150,900	472,317
Open Solutions Inc * †	16,500	412,005
Openwave Systems Inc * †	73,599	649,143
Oplink Communications Inc * †	122,300	218,917
OPNET Technologies Inc * †	13,500	138,510
Opsware Inc * †	50,600	283,866
Optical Communication Products Inc *	5,300	11,077
OSI Systems Inc * †	15,100	243,110
Overland Storage Inc *	15,600	218,244
Packeteer Inc * †	37,500	405,375
PalmOne Inc * †	48,877	1,487,816
PalmSource Inc * †	16,691	346,171
Paradyne Networks Corp * †	32,400	149,040
Parametric Technology Corp * †	290,800	1,535,424
Park Electrochemical Corp	19,750	418,700
PC-Tel Inc * †	31,300	258,538
PDF Solutions Inc *	12,000	145,800
PEC Solutions Inc * †	11,900	139,468
Pegasystems Inc * †	4,500	31,410
Pericom Semiconductor Corp * †	26,400	255,024
Perot Systems Corp ‘A’ *	85,100	1,366,706
Pinnacle Systems Inc * †	78,700	328,179
Pixelworks Inc * †	46,300	463,463
Planar Systems Inc * †	16,700	187,207
Plexus Corp * †	49,300	544,272
PLX Technology Inc * †	26,500	191,065
Power Integrations Inc * †	33,900	692,577
ProcureNet Inc * +	500	—
Progress Software Corp *	37,000	736,300
QAD Inc †	7,900	55,063
Quantum Corp * †	183,400	423,654
Quest Software Inc * †	53,000	589,360
RadiSys Corp *	21,450	299,228
RealNetworks Inc * †	114,600	534,036
Redback Networks Inc * †	33,700	175,914
REMEC Inc * †	72,450	341,240
Retek Inc *	63,800	290,928
RF Micro Devices Inc * †	212,600	1,347,884
RSA Security Inc * †	71,800	1,385,740
Safeguard Scientifics Inc * †	137,000	256,190
SafeNet Inc * †	26,492	698,859
Salesforce.com Inc *	7,050	110,192
Sapient Corp *	96,600	737,058
SBS Technologies Inc * †	23,500	286,700
ScanSoft Inc * †	92,356	376,812
ScanSource Inc * †	12,800	816,640
SeaChange International Inc * †	28,000	447,720
Secure Computing Corp * †	47,000	356,730
SeeBeyond Technology Corp * †	47,800	147,224
Serena Software Inc * †	32,600	545,398
SI International Inc * †	2,100	46,011
Sigmatel Inc * †	25,100	532,371
Silicon Graphics Inc * †	271,916	388,840
Silicon Image Inc *	86,600	1,094,624
Silicon Storage Technology Inc * †	92,900	591,773
Siliconix Inc * †	6,700	240,061
SimpleTech Inc * †	41,600	152,256
Sipex Corp * †	22,600	118,650
SiRF Technology Holdings Inc * †	8,100	115,263
Skyworks Solutions Inc * †	178,300	1,693,850
SoftBrands Inc * †	14	16
SonicWALL Inc * †	62,900	425,204
SPSS Inc *	12,100	160,688
SRA International Inc ‘A’ *	12,100	623,876
SS&C Technologies Inc	18,999	371,050
Staktek Holdings Inc * †	2,800	10,920
Standard Microsystems Corp * †	23,000	402,730
Stellent Inc * †	30,900	238,239
StorageNetworks Inc * +	2,800	—
Stratasys Inc * †	12,800	403,904
Stratex Networks Inc * †	96,300	215,712
Supertex Inc *	5,200	101,036
SupportSoft Inc * †	38,000	370,120
Sycamore Networks Inc * †	194,600	735,588
Sykes Enterprises Inc *	28,600	131,274
Synaptics Inc * †	28,800	580,608
SYNNEX Corp *	2,700	47,790
Syntel Inc †	3,700	61,161

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Sypris Solutions Inc †	7,500	$102,375
Talx Corp †	19,290	445,406
Tekelec * †	61,800	1,030,824
Terremark Worldwide Inc *	277,600	177,664
Tessera Technologies Inc *	23,600	521,560
The TriZetto Group Inc * †	25,400	148,082
Tier Technologies Inc ‘B’ * †	18,300	176,595
TippingPoint Technologies Inc * †	1,300	31,018
Titan Corp *	51,600	720,852
Transaction Systems Architects Inc ‘A’ *	45,700	849,334
Transmeta Corp DE * †	163,400	205,884
Trident Microsystems Inc * †	15,900	160,113
Trimble Navigation Ltd *	60,750	1,919,700
Tripath Technology Inc * †	23,000	39,100
TriQuint Semiconductor Inc * †	155,704	607,246
TTM Technologies Inc * †	41,100	365,379
Tumbleweed Communications Corp *	41,000	103,730
Tyler Technologies Inc * †	42,000	371,280
Ulticom Inc * †	5,900	87,143
Ultimate Software Group Inc *	23,300	286,124
Universal Display Corp * †	21,800	183,556
UNOVA Inc * †	57,800	812,090
Varian Inc *	39,700	1,503,439
Verint Systems Inc * †	10,800	397,872
Verity Inc * †	34,100	439,208
Verso Technologies Inc * †	121,700	115,615
ViaSat Inc *	23,800	478,380
Viasystems Group Inc * +	10,000	—
Vignette Corp * †	330,400	439,432
Vitesse Semiconductor Corp * †	245,800	671,034
WatchGuard Technologies Inc * †	43,700	204,516
WebEx Communications Inc * †	34,500	752,790
webMethods Inc * †	59,800	318,136
Websense Inc *	26,200	1,091,754
Westell Technologies Inc ‘A’ * †	61,600	318,472
WilTel Communications Group Inc * +	17,300	—
Wind River Systems Inc * †	87,000	1,061,400
Witness Systems Inc *	28,500	457,995
WJ Communications Inc * †	56,000	136,640
Xybernaut Corp * †	159,900	179,088
Zhone Technologies Inc * †	39,175	120,267
Zix Corp * †	31,300	143,354
Zoran Corp * †	51,406	808,102

		138,269,434

Utilities - 4.06%
AirGate PCS Inc *	10,100	197,960
Alamosa Holdings Inc * †	64,600	493,544
Alaska Communications Systems Group Inc * †	21,200	118,720
American States Water Co †	17,450	434,505
Aquila Inc * †	217,400	678,288
Arch Wireless Inc ‘A’ * †	18,000	517,140
Atmos Energy Corp †	59,900	1,508,881
Avista Corp †	57,500	1,040,750
Black Hills Corp †	38,400	1,066,752
Boston Communications Group Inc * †	21,000	184,170
California Water Service Group	18,200	534,534
Cascade Natural Gas Corp †	18,500	392,755
Centennial Communications Corp * †	2,100	12,348
Central Vermont Public Service Corp †	13,800	277,518
CH Energy Group Inc †	18,300	838,140
Cincinnati Bell Inc *	262,900	917,521
Cleco Corp	59,000	1,017,160
CMS Energy Corp * †	178,700	1,701,224
Commonwealth Telephone Enterprises Inc * †	27,300	1,188,915
Connecticut Water Service Inc †	6,350	167,894
CT Communications Inc	21,600	297,864
D&E Communications Inc †	13,700	157,550
Dobson Communications Corp ‘A’ * †	141,500	188,195
Duquesne Light Holdings Inc †	81,100	1,456,556
El Paso Electric Co *	60,600	973,842
Energen Corp	39,600	2,041,380
EnergySouth Inc †	12,600	343,350
General Communication Inc ‘A’ * †	57,300	518,565
Golden Telecom Inc † (Russia)	16,200	462,186
IDACORP Inc †	45,700	1,328,042
IMPSAT Fiber Networks Inc * + (Argentina)	1,600	—
Intrado Inc * †	19,800	200,178
ITC^DeltaCom Inc * †	3,200	14,112
Mediacom Communications Corp ‘A’ * †	72,200	471,466
Metrocall Holdings Inc * †	5,100	330,735
MGE Energy Inc	17,500	556,850
Middlesex Water Co †	18,166	325,535
New Jersey Resources Corp †	34,500	1,428,300
Nicor Inc †	47,000	1,724,900
North Pittsburgh Systems Inc	12,500	258,875
Northwest Natural Gas Co †	33,000	1,047,090
NUI Corp †	26,400	352,176
Otter Tail Corp †	27,800	708,900
Peoples Energy Corp †	40,100	1,671,368
Piedmont Natural Gas Co †	40,800	1,792,752
PNM Resources Inc †	74,899	1,685,976
Price Communications Corp * †	45,922	700,310
Primus Telecommunications Group Inc * †	96,400	141,708
PTEK Holdings Inc * †	58,700	503,059
Shenandoah Telecom Co	4,200	107,562
Sierra Pacific Resources Corp * †	134,066	1,199,891
SJW Corp	5,200	171,704
South Jersey Industries Inc †	18,500	883,375
Southern Union Co * †	66,067	1,354,374
Southwest Gas Corp	39,400	943,630
Southwest Water Co †	27,993	342,914
Southwestern Energy Co *	45,500	1,910,545
SureWest Communications †	15,800	452,986
Talk America Holdings Inc * †	39,666	207,453
The Empire District Electric Co †	34,900	717,195
The Laclede Group Inc †	24,900	727,827
Time Warner Telecom Inc ‘A’ * †	60,500	290,400
Triton PCS Holdings Inc ‘A’ *	28,700	73,472
Ubiquitel Inc *	94,600	378,400
UIL Holdings Corp †	15,000	737,850
UniSource Energy Corp †	40,100	976,435
WGL Holdings Inc	51,600	1,458,216
XO Communications Inc ‘A’ * +	81,000	—

		47,904,768

Total Common Stocks (Cost $1,092,093,824)		1,133,965,833

	Principal
	Amount
CORPORATE BONDS & NOTES - 0.00%
Autos & Transportation - 0.00%
TIMCO Aviation Services Inc 8.000% due 01/02/07	$362	20

Materials & Processing - 0.00%
Brookfield Homes Corp 12.000% due 06/30/20	25,000	26,078

Total Corporate Bonds & Notes (Cost $25,000)		26,098

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.86%
Repurchase Agreement - 3.86%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $45,469,389; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $46,379,329)	$45,468,000	$45,468,000

Total Short-Term Investment (Cost $45,468,000)		45,468,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.98% (Cost $1,137,586,824)		1,179,459,931

	Shares
SECURITIES LENDING COLLATERAL - 25.65%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $302,691,039)	302,691,039	302,691,039

TOTAL INVESTMENTS - 125.63% (Cost $1,440,277,863)		1,482,150,970

OTHER ASSETS & LIABILITIES, NET - (25.63%)		(302,417,900)

NET ASSETS - 100.00%		$1,179,733,070

Note to Schedule of Investments

(a) The amount of $4,055,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Depreciation

Russell 2000 (12/04)	163	$46,288,750	$490,760

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.87%
Integrated Oils - 0.48%
Petroleo Brasilerio SA (Brazil)	87,000	$2,857,398

Materials & Processing - 0.39%
Cia Vale do Rio Doce ADR * (Brazil)	123,400	2,375,450

Total Preferred Stocks (Cost $2,459,108)		5,232,848

COMMON STOCKS - 54.05%
Autos & Transportation - 0.58%
Empresa Brasileira de Aeronautica SA ADR † (Brazil)	114,200	3,014,880
TRW Automotive Holdings Corp *	24,400	459,940

		3,474,820

Consumer Discretionary - 10.45%
AMC Entertainment Inc * †	51,300	981,882
Cendant Corp	529,400	11,435,040
ChoicePoint Inc *	71,300	3,040,945
EchoStar Communications Corp ‘A’ *	74,200	2,309,104
InterActiveCorp * †	112,400	2,475,048
Liberty Media Corp ‘A’ *	955,300	8,330,216
Liberty Media International Inc ‘A’ *	52,962	1,766,918
McDonald’s Corp	199,300	5,586,379
Regal Entertainment Group ‘A’ †	48,400	924,440
Sears Roebuck & Co †	147,800	5,889,830
Take-Two Interactive Software Inc * †	313,900	10,311,615
The Brink’s Co	76,800	2,317,056
The Gap Inc	135,200	2,528,240
Viacom Inc ‘B’	147,900	4,963,524

		62,860,237

Consumer Staples - 3.26%
Altria Group Inc	219,100	10,306,464
Constellation Brands Inc ‘A’ *	139,000	5,290,340
Tyson Foods Inc ‘A’	249,700	4,000,194

		19,596,998

Energy - 0.24%
Halliburton Co	43,100	1,452,039

Financial Services - 10.80%
Bank of America Corp	176,192	7,634,399
CIT Group Inc	74,200	2,774,338
Citigroup Inc	102,700	4,531,124
Commerce Bancorp Inc NJ †	37,500	2,070,000
Freddie Mac	51,300	3,346,812
Genworth Financial Inc ‘A’ *	367,400	8,560,420
Host Marriott Corp *	348,000	4,882,440
JPMorgan Chase & Co	167,200	6,642,856
Lehman Brothers Holdings Inc	21,900	1,745,868
Morgan Stanley	64,400	3,174,920
Prudential Financial Inc	114,300	5,376,672
SouthTrust Corp	84,300	3,511,938
UBS AG (LI) (Switzerland)	27,001	1,902,897
UnumProvident Corp	134,700	2,113,443
Wells Fargo & Co	55,200	3,291,576
XL Capital Ltd ‘A’ (Bermuda)	46,000	3,403,540

		64,963,243

Health Care - 6.62%
Beckman Coulter Inc	63,400	3,558,008
GlaxoSmithKline PLC ADR † (United Kingdom)	64,900	2,838,077
MedImmune Inc *	201,100	4,766,070
Novartis AG (Switzerland)	95,711	4,466,130
PacifiCare Health Systems Inc *	79,100	2,902,970
Pfizer Inc	146,960	4,496,976
Schering-Plough Corp	182,300	3,474,638
Tenet Healthcare Corp *	487,200	5,256,888
Watson Pharmaceuticals Inc *	86,100	2,536,506
Wyeth	148,600	5,557,640

		39,853,903

Integrated Oils - 2.88%
BP PLC ADR (United Kingdom)	54,100	3,112,373
LUKOIL ADR † (Russia)	49,600	6,150,400
Talisman Energy Inc (Canada)	188,000	4,872,175
Total SA ADR (France)	31,100	3,177,487

		17,312,435

Materials & Processing - 1.64%
Bowater Inc	34,700	1,325,193
GrafTech International Ltd * †	174,600	2,435,670
Praxair Inc	59,900	2,560,126
The Dow Chemical Co	41,500	1,874,970
WCI Communities Inc * †	71,100	1,656,630

		9,852,589

Multi-Industry - 1.08%
General Electric Co	104,300	3,502,394
Tyco International Ltd (Bermuda)	97,600	2,992,416

		6,494,810

Producer Durables - 1.83%
Orbital Sciences Corp * †	623,900	7,124,938
Toll Brothers Inc * †	83,400	3,863,922

		10,988,860

Technology - 8.48%
Compuware Corp *	262,100	1,349,815
CSG Systems International Inc *	118,100	1,819,921
Flextronics International Ltd * (Singapore)	361,100	4,784,575
Freescale Semiconductor Inc ‘A’ * †	616,600	8,817,380
Hewlett-Packard Co	347,100	6,508,125
Intel Corp	177,200	3,554,632
International Business Machines Corp	110,500	9,474,270
Microsoft Corp	294,700	8,148,455
Net2Phone Inc * †	557,000	1,793,540
Raytheon Co	126,200	4,793,076

		51,043,789

Utilities - 6.19%
IDT Corp ‘B’ * †	553,600	8,320,608
Kinder Morgan Inc	44,000	2,764,080
PG&E Corp *	59,600	1,811,840
Sempra Energy	54,000	1,954,260
The AES Corp *	404,800	4,043,952
UnitedGlobalCom Inc ‘A’ * †	2,452,330	18,318,905

		37,213,645

Total Common Stocks (Cost $271,533,850)		325,107,368

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 13.50%
Autos & Transportation - 1.17%
Burlington Northern Santa Fe Corp
7.082% due 05/13/29	$280,000	$319,271
Canadian National Railway Co (Canada)
4.250% due 08/01/09	158,000	160,159
CSX Corp
6.250% due 10/15/08	705,000	764,962
DaimlerChrysler NA Holding Corp
4.750% due 01/15/08	1,320,000	1,360,470
Delphi Corp
6.500% due 05/01/09	595,000	628,687
FedEx Corp
2.650% due 04/01/07	1,365,000	1,343,485
General Motors Corp
8.375% due 07/15/33	1,145,000	1,219,159
Lear Corp
7.960% due 05/15/05	535,000	551,774
8.110% due 05/15/09	612,000	707,303

		7,055,270

Consumer Discretionary - 2.21%
Allied Waste North America Inc
8.875% due 04/01/08	585,000	637,650
Clear Channel Communications Inc
4.625% due 01/15/08	1,200,000	1,222,944
Federated Department Stores Inc
6.625% due 09/01/08	795,000	872,601
Hilton Hotels Corp
7.950% due 04/15/07	469,000	520,004
J.C. Penney Co Inc
8.000% due 03/01/10	1,205,000	1,378,219
Liberty Media Corp
3.500% due 09/25/06	680,000	677,571
The Gap Inc
6.900% due 09/15/07	600,000	655,500
The Hertz Corp
6.350% due 06/15/10	2,110,000	2,188,777
The May Department Stores Co
3.950% due 07/15/07 ~	80,000	80,676
Time Warner Entertainment Co LP
10.150% due 05/01/12	289,000	375,598
Time Warner Inc
9.125% due 01/15/13	653,000	818,829
Univision Communications Inc
2.875% due 10/15/06	159,000	157,355
3.500% due 10/15/07	830,000	824,813
Viacom Inc
7.875% due 07/30/30	155,000	189,937
Waste Management Inc
7.375% due 08/01/10	1,115,000	1,288,590
Yum! Brands Inc
8.500% due 04/15/06	1,280,000	1,382,934

		13,271,998

Consumer Staples - 1.26%
Albertson’s Inc
7.500% due 02/15/11 †	200,000	231,624
ConAgra Foods Inc
6.000% due 09/15/06	630,000	663,009
Delhaize America Inc
7.550% due 04/15/07	825,000	898,902
General Mills Inc
3.875% due 11/30/07	930,000	940,356
Kraft Foods Inc
5.250% due 06/01/07	1,495,000	1,565,561
Safeway Inc
2.500% due 11/01/05	1,290,000	1,285,442
6.500% due 03/01/11 †	325,000	355,681
The Kroger Co
6.800% due 04/01/11	365,000	409,500
7.800% due 08/15/07	1,100,000	1,226,063

		7,576,138

Energy - 0.11%
Chesapeake Energy Corp
7.500% due 06/15/14	600,000	658,500

Financial Services - 4.79%
ABN Amro NA Holding Capital Trust I
6.523% due 12/29/49 ~ §	670,000	740,294
AIG SunAmerica Global Financing X
6.900% due 03/15/32 ~	210,000	245,561
Allstate Financial Global Funding
4.250% due 09/10/08 ~	240,000	244,774
Allstate Life Global Funding II
3.500% due 07/30/07	325,000	326,581
American Express Centurion Bank
4.375% due 07/30/09	420,000	429,591
American Honda Finance Corp
3.850% due 11/06/08 ~	345,000	347,180
AXA (France)
8.600% due 12/15/30	860,000	1,116,564
Bank of America Corp
4.875% due 01/15/13	15,000	15,242
Bankers Trust Corp
7.375% due 05/01/08	125,000	140,620
Boeing Capital Corp
5.650% due 05/15/06	94,000	98,177
CIGNA Corp
7.400% due 05/15/07	1,465,000	1,605,091
CIT Group Inc
7.750% due 04/02/12	555,000	657,777
Deutsche Telekom Int’l Finance BV (Germany)
8.500% due 06/15/10	870,000	1,043,980
Duke Capital LLC
5.668% due 08/15/14	650,000	664,208
EOP Operating LP
6.763% due 06/15/07	215,000	231,781
8.375% due 03/15/06	515,000	553,419
Ford Holdings Inc
9.300% due 03/01/30	760,000	868,846
Franklin Resources Inc
3.700% due 04/15/08	485,000	486,426
General Motors Acceptance Corp
8.000% due 11/01/31	80,000	83,033
Household Finance Corp
6.750% due 05/15/11	1,075,000	1,211,609
8.000% due 07/15/10	85,000	100,587
iStar Financial Inc
4.875% due 01/15/09	565,000	568,973
8.750% due 08/15/08	415,000	477,804
John Hancock Global Funding II
7.900% due 07/02/10 ~	1,126,000	1,331,528
Lehman Brothers Holdings Inc
7.000% due 02/01/08	785,000	866,956
Lehman Brothers Inc
6.625% due 02/15/08	130,000	142,347
Liberty Property LP
5.650% due 08/15/14	635,000	648,000
MBNA America Bank NA
5.375% due 01/15/08	915,000	960,145
Merrill Lynch & Co Inc
4.125% due 09/10/09	1,250,000	1,254,799

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Morgan Stanley
6.600% due 04/01/12	$180,000	$201,017
6.750% due 04/15/11	560,000	628,349
National City Bank OH
6.200% due 12/15/11	82,000	90,474
NiSource Finance Corp
3.200% due 11/01/06	190,000	189,511
7.875% due 11/15/10	885,000	1,047,136
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	513,056	503,306
Prudential Holdings LLC
8.695% due 12/18/23 ~	975,000	1,246,490
Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,105,000	1,409,397
Spieker Properties LP
6.750% due 01/15/08	270,000	297,506
Sprint Capital Corp
7.125% due 01/30/06	615,000	648,700
8.750% due 03/15/32	550,000	700,153
SunTrust Banks Inc
4.000% due 10/15/08	660,000	669,575
7.750% due 05/01/10	56,000	65,787
The Hartford Financial Services Group Inc
2.375% due 06/01/06	405,000	400,727
Toll Corp
8.250% due 12/01/11	625,000	696,094
Volkswagen Credit Inc
1.880% due 07/21/05 ~ §	1,200,000	1,200,066
Vornado Realty Trust
5.625% due 06/15/07	1,295,000	1,359,526

		28,815,707

Health Care - 0.22%
Aetna Inc
7.375% due 03/01/06	1,240,000	1,314,923

Integrated Oils - 0.09%
Petroleos Mexicanos (Mexico)
9.500% due 09/15/27	440,000	537,020

Materials & Processing - 0.05%
Weyerhaeuser Co
5.500% due 03/15/05	306,000	310,053

Multi-Industry - 0.35%
Hutchison Whampoa International Ltd (Cayman)
7.450% due 11/24/33 ~	565,000	587,632
Tyco International Group SA (Bermuda)
5.875% due 11/01/04	133,000	133,354
6.375% due 02/15/06	880,000	920,278
6.750% due 02/15/11	412,000	464,144

		2,105,408

Producer Durables - 0.50%
Beazer Homes USA Inc
8.625% due 05/15/11	625,000	692,188
D.R. Horton Inc
9.375% due 03/15/11 †	580,000	651,050
Lennar Corp
5.950% due 03/01/13 †	600,000	635,572
McDonnell Douglas Corp
6.875% due 11/01/06	167,000	179,481
Northrop Grumman Corp
7.125% due 02/15/11	755,000	868,974

		3,027,265

Technology - 0.17%
Raytheon Co
6.500% due 07/15/05	985,000	1,014,353

Utilities - 2.58%
AT&T Corp
6.000% due 03/15/09	52,000	53,170
AT&T Wireless Services Inc
7.500% due 05/01/07	990,000	1,091,339
7.875% due 03/01/11	360,000	427,075
British Telecom PLC (United Kingdom)
7.875% due 12/15/05	925,000	980,058
8.375% due 12/15/10	270,000	325,986
CenterPoint Energy Inc
5.875% due 06/01/08	820,000	856,716
CenterPoint Energy Resources Corp
8.125% due 07/15/05	220,000	229,035
Citizens Communications Co
9.250% due 05/15/11	320,000	353,600
Conectiv Inc
5.300% due 06/01/05	177,000	179,531
Cox Communications Inc
6.400% due 08/01/08	805,000	845,979
6.875% due 06/15/05	325,000	333,029
Dominion Resources Inc VA
8.125% due 06/15/10	630,000	747,361
DTE Energy Co
6.450% due 06/01/06	525,000	552,281
FirstEnergy Corp
5.500% due 11/15/06	1,255,000	1,307,005
France Telecom SA (France)
8.500% due 03/01/11	280,000	335,608
9.250% due 03/01/31	480,000	638,274
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	588,000
Kinder Morgan Inc
6.500% due 09/01/12	710,000	781,898
MidAmerican Energy Co
6.750% due 12/30/31	285,000	327,151
Niagara Mohawk Power Corp
5.375% due 10/01/04	440,000	440,000
Progress Energy Inc
6.850% due 04/15/12	20,000	22,372
PSEG Energy Holdings LLC
7.750% due 04/16/07	660,000	707,850
TCI Communications Inc
7.875% due 02/15/26	715,000	841,567
TECO Energy Inc
10.500% due 12/01/07	575,000	669,875
Tele-Communications Inc-TCI Group
9.800% due 02/01/12	535,000	683,087
Telefonos de Mexico SA de CV (Mexico)
4.500% due 11/19/08	645,000	648,508
TXU Corp
6.375% due 01/01/08	537,000	583,783

		15,550,138

Total Corporate Bonds & Notes (Cost $78,946,626)		81,236,773

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 31.44%
Collateralized Mortgage Obligations - 6.77%
Banc of America Funding Corp
6.500% due 07/20/32 “	$1,839,651	$1,957,241
Bank of America Mortgage Securities
2.469% due 08/25/34 “ §	1,111,725	1,109,415
3.712% due 06/25/34 “ §	1,131,830	1,134,416
6.500% due 09/01/34 “	1,560,000	1,611,188
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 “	2,201,834	2,204,218
Fannie Mae
2.211% due 12/18/32 “ §	561,529	563,297
4.500% due 08/25/09 “	1,012,115	1,016,953
5.000% due 02/25/12 “	345,539	348,408
6.000% due 03/25/27 - 09/25/30 “ ±	3,012,066	3,051,633
6.500% due 06/25/23 “	1,399,708	1,477,933
Fannie Mae (IO)
5.260% due 11/25/30 “ §	1,127,098	107,669
6.110% due 01/25/32 “ §	567,292	53,390
6.160% due 04/25/32 - 09/25/32 “ § ±	3,950,433	378,498
6.260% due 03/25/32 “ §	821,475	79,363
6.500% due 03/01/32 “	2,999,737	590,017
6.500% due 02/01/33 “ §	889,343	152,589
7.000% due 06/01/23 - 07/01/26 “ ±	4,972,251	921,823
7.500% due 11/01/23 - 01/01/24 “ ±	2,108,909	425,794
Fannie Mae (PO)
0.000% due 09/25/23 “	528,110	462,791
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/35 “	710,000	772,000
Freddie Mac
2.160% due 06/15/29 - 01/15/33 “ § ±	757,106	759,736
2.260% due 03/15/32 “ §	367,178	367,975
4.500% due 02/15/18 “	572,671	573,235
5.500% due 10/15/14 - 02/25/42 “ ±	182,971	185,393
6.000% due 10/15/09 - 04/15/30 “ ±	1,192,416	1,219,371
6.500% due 02/15/23 - 04/15/30 “ ±	2,294,103	2,359,398
Freddie Mac (IO)
5.890% due 07/15/26 - 03/15/29 “ § ±	1,637,099	175,253
6.500% due 02/01/28 - 01/01/29 “ ±	541,848	97,814
7.000% due 06/01/26 - 09/01/29 “ ±	2,467,825	458,785
Freddie Mac (PO)
0.000% due 06/01/26 - 01/01/32 “ ±	541,796	472,658
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 “	1,899,000	1,911,729
4.433% due 07/10/39 “	640,000	651,585
GMAC Commercial Mortgage Securities Inc
6.869% due 07/15/29 “	519,739	560,409
Government National Mortgage Association (IO)
5.721% due 02/16/32 “ §	1,214,565	119,631
5.821% due 01/16/27 “ §	1,002,596	101,647
5.863% due 01/17/30 “ §	983,551	94,454
5.921% due 12/16/26 “ §	2,405,025	243,997
GS Mortgage Securities Corp II
4.602% due 08/10/38 “	400,000	411,245
JPMorgan Chase Commercial Mortgage Corp
3.972% due 03/12/39 “	1,356,610	1,355,901
MASTR Alternative Loans Trust
4.700% due 08/25/34 “	2,664,670	2,664,670
Nomura Asset Securities Corp
6.590% due 03/15/30 “	790,000	866,061
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/15 ~ “	1,620,000	1,882,093
Washington Mutual Inc
2.446% due 02/25/34 “ §	1,465,008	1,466,622
Wells Fargo Mortgage-Backed Securities Trust
3.803% due 08/25/34 “ §	1,976,869	1,986,744
4.677% due 11/27/34 # “ §	1,330,000	1,338,884

		40,743,926

Fannie Mae - 15.51%
4.500% due 10/19/34 # “	5,556,000	5,536,898
5.000% due 10/14/34 - 10/19/34 # “ ±	10,891,000	10,975,620
5.500% due 03/01/33 - 10/19/34 # “ ±	20,668,978	21,253,876
5.500% due 07/01/33 - 03/01/34 “ ±	7,194,522	7,306,930
6.000% due 11/15/34 # “	828,000	853,358
6.500% due 10/14/34 # “	16,417,000	17,222,451
6.500% due 03/01/28 - 10/01/30 “ ±	2,588,402	2,724,080
7.000% due 10/14/34 # “	19,930,000	21,132,018
7.000% due 08/01/28 - 07/01/34 “ ±	5,810,257	6,169,797
8.500% due 07/01/32 “	79,817	86,835

		93,261,863

Freddie Mac - 9.16%
5.000% due 10/14/34 # “	12,715,000	12,591,817
5.500% due 01/01/34 “	726,084	737,163
5.500% due 10/14/34 # “	7,082,000	7,179,378
7.000% due 11/01/32 - 11/01/33 “ ±	3,311,474	3,514,729
7.000% due 10/14/34 # “	29,309,000	31,085,858

		55,108,945

Total Mortgage-Backed Securities (Cost $189,322,035)		189,114,734

ASSET-BACKED SECURITIES - 6.96%
Bank One Auto Securitization Trust
1.290% due 08/21/06 “	811,690	810,173
BMW Vehicle Owner Trust
1.880% due 10/25/06 “	1,560,000	1,556,984
Centex Home Equity Co LLC
1.640% due 02/25/18 “	28,569	28,550
2.030% due 06/25/19 “	547,822	546,628
2.140% due 07/25/18 “	512,870	512,355
2.980% due 04/25/20 “	610,000	609,978
Chase Funding Mortgage Loan Asset-Backed Certs
1.920% due 08/25/17 “ §	133,367	133,447
1.960% due 09/25/17 “ §	559,540	559,900
3.440% due 04/25/23 “	337,168	338,050
Chase Manhattan Auto Owner Trust
1.260% due 01/16/06 “	136,461	136,484
1.280% due 03/15/06 “	335,733	335,578
4.240% due 09/15/08 “	310,000	313,667
CIT Equipment Collateral
1.490% due 12/20/05 “	372,513	372,485
2.660% due 09/29/06 # “ §	940,000	939,910

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Citibank Credit Card Issuance Trust
4.400% due 05/15/07 “	$1,100,000	$1,114,878
Citifinancial Mortgage Securities Inc
1.940% due 05/25/33 “ §	214,726	214,855
1.960% due 08/25/33 “ §	468,933	469,242
Daimler Chrysler Auto Trust
1.520% due 12/08/05 “	1,160,173	1,160,306
1.610% due 07/10/06 “	2,437,386	2,435,567
2.480% due 02/08/07 “	500,000	500,643
Ford Credit Auto Owner Trust
1.620% due 08/15/05 “	83,235	83,283
2.130% due 10/15/06 “	1,400,000	1,398,462
Harley-Davidson Motorcycle Trust
1.500% due 01/15/08 “	1,174,372	1,171,586
1.910% due 04/15/07 “	112,375	112,375
Honda Auto Receivables Owner Trust
1.340% due 12/21/05 “	436,559	436,598
1.520% due 04/21/06 “	1,673,582	1,672,160
1.580% due 07/17/06 “	1,867,520	1,865,274
Household Automotive Trust
1.560% due 12/18/06 “	871,931	870,899
M&I Auto Loan Trust
1.600% due 07/20/06 “	1,555,148	1,554,085
2.490% due 10/22/07 “	820,338	821,962
National City Auto Receivables Trust
1.500% due 02/15/07 “	1,070,000	1,066,999
Nissan Auto Lease Trust
1.690% due 12/15/05 “	781,276	781,688
Nissan Auto Receivables Owner Trust
1.200% due 11/15/05 “	225,021	225,113
1.400% due 07/17/06 “	1,530,000	1,524,885
4.280% due 10/16/06 “	293,072	295,707
Option One Mortgage Loan Trust
1.990% due 11/25/34 # “ §	650,000	650,000
SB Finance Trust
2.388% due 10/25/34 ~ “	1,438,000	1,438,000
Toyota Auto Receivables Owner Trust
1.430% due 02/15/06 “	862,890	862,633
3.760% due 06/15/06 “	209,399	210,299
USAA Auto Owner Trust
1.220% due 04/17/06 “	281,964	282,008
1.430% due 09/15/06 “	2,950,000	2,941,444
2.410% due 10/16/06 “	388,738	389,420
2.410% due 02/15/07 “	1,000,000	1,000,510
Volkswagen Auto Lease Trust
2.470% due 01/22/07 “	1,100,000	1,099,986
Volkswagen Auto Loan Enhanced Trust
1.110% due 12/20/05 “	1,003,683	1,003,257
1.550% due 06/20/06 “	1,053,870	1,052,754
Wachovia Auto Owner Trust
2.400% due 05/21/07 “	750,000	749,862
Wells Fargo Home Equity Trust
2.940% due 09/26/34 “ §	1,700,000	1,699,918
Whole Auto Loan Trust
1.400% due 04/15/06 “	1,491,703	1,490,216

Total Asset-Backed Securities (Cost $41,898,581)		41,841,063

U.S. GOVERNMENT AGENCY ISSUES - 5.06%
Fannie Mae
3.250% due 08/15/08	2,700,000	2,679,815
4.250% due 07/15/07 †	2,200,000	2,266,084
7.250% due 01/15/10 †	4,100,000	4,759,895
7.250% due 05/15/30 †	1,340,000	1,686,397
Federal Home Loan Bank
5.250% due 08/15/06	2,350,000	2,455,043
Freddie Mac
2.750% due 08/15/06 †	815,000	814,928
2.875% due 12/15/06 †	1,600,000	1,599,213
3.625% due 09/15/08 †	3,000,000	3,018,093
4.500% due 01/15/13 † ‡	850,000	855,447
4.875% due 11/15/13	630,000	646,535
5.500% due 07/15/06 ‡	3,195,000	3,349,315
5.750% due 01/15/12 †	3,270,000	3,573,499
6.625% due 09/15/09 †	610,000	688,824
Tennessee Valley Authority
4.750% due 08/01/13	265,000	270,461
5.375% due 11/13/08	745,000	798,108
6.000% due 03/15/13	255,000	283,625
7.125% due 05/01/30 †	559,000	693,994

Total U.S. Government Agency Issues (Cost $30,491,470)		30,439,276

U.S. TREASURY OBLIGATIONS - 0.20%
U.S. Treasury Bonds - 0.11%
5.375% due 02/15/31 †	609,000	652,582

U.S. Treasury Notes - 0.09%
4.250% due 08/15/14 †	575,000	581,200

Total U.S. Treasury Obligations (Cost $1,190,080)		1,233,782

FOREIGN GOVERNMENT BONDS - 0.11%
United Mexican States (Mexico)
7.500% due 01/14/12	575,000	649,462

Total Foreign Government Bonds (Cost $634,202)		649,462

SHORT-TERM INVESTMENT - 8.72%
Repurchase Agreement - 8.72%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $52,440,602; collateralized by U.S. Treasury Bonds 5.250% due 02/15/29 and market value $48,961,226; and 7.500% due 11/15/16 and market value $4,530,442)	52,439,000	52,439,000

Total Short-Term Investment (Cost $52,439,000)		52,439,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 120.91% (Cost $668,914,952)		727,294,306

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.64%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $82,017,421)	82,017,421	$82,017,421

TOTAL INVESTMENTS - 134.55% (Cost $750,932,373)		809,311,727

OTHER ASSETS & LIABILITIES, NET - (34.55%)		(207,812,425)

NET ASSETS - 100.00%		$601,499,302

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $991,108 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

			Unrealized
	Number of	Notional	Appreciation
Type	Contracts	Amount	(Depreciation)

U.S. Treasury 2-Year Notes (12/04)	(206)	($41,200,000)	$ 92,672
U.S. Treasury 5-Year Notes (12/04)	(323)	(32,300,000)	(80,551)
U.S. Treasury 10-Year Notes (12/04)	241	24,100,000	177,311
U.S. Treasury 30-Year Bonds (12/04)	238	23,800,000	441,600

			$631,032

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Technology - 0.00%
MicroStrategy Inc *
Exp. 06/24/07	17,632	$1,587

Total Warrants (Cost $0)		1,587

COMMON STOCKS - 97.79%
Autos & Transportation - 1.62%
Aftermarket Technology Corp * †	893	11,234
Autoliv Inc (Sweden)	13,500	545,400
CNF Inc	14,900	610,751
Cooper Tire & Rubber Co	26,500	534,505
Dana Corp	61,200	1,082,628
EGL Inc * †	6,800	205,768
Expeditors International of Washington Inc	1,900	98,230
Ford Motor Co	197,300	2,772,065
General Motors Corp †	25,500	1,083,240
Genuine Parts Co	3,400	130,492
Harley-Davidson Inc	10,400	618,176
J.B. Hunt Transport Services Inc	22,600	839,364
Lear Corp	4,900	266,805
Norfolk Southern Corp	39,600	1,177,704
OMI Corp †	30,000	480,600
Overseas Shipholding Group †	12,700	630,428
PACCAR Inc	31,700	2,191,104
Polaris Industries Inc †	6,100	340,502
Teekay Shipping Corp † (Bahamas)	14,800	637,732
United Parcel Service Inc ‘B’	88,300	6,703,736

		20,960,464

Consumer Discretionary - 11.54%
Abercrombie & Fitch Co ‘A’	25,000	787,500
Action Performance Cos Inc †	30,200	305,926
Aeropostale Inc * †	14,150	370,730
Amazon.com Inc *	29,300	1,197,198
American Eagle Outfitters Inc	20,700	762,795
AnnTaylor Stores Corp *	18,750	438,750
Apollo Group Inc ‘A’ *	19,000	1,394,030
Applebee’s International Inc	20,650	522,032
AutoNation Inc *	33,900	579,012
Barnes & Noble Inc *	2,100	77,700
Best Buy Co Inc	45,200	2,451,648
Borders Group Inc	32,800	813,440
Caesars Entertainment Inc *	40,700	679,690
CBRL Group Inc	20,500	739,640
CEC Entertainment Inc *	21,200	779,100
Cendant Corp	35,800	773,280
Choice Hotels International Inc †	3,000	172,770
Cintas Corp	1,300	54,652
Circuit City Stores Inc	45,900	704,106
Claire’s Stores Inc	47,700	1,194,408
Clear Channel Communications Inc	46,700	1,455,639
Convergys Corp *	37,800	507,654
Cooper Industries Ltd ‘A’	6,100	359,900
Costco Wholesale Corp	70,900	2,946,604
Dillard’s Inc ‘A’	25,200	497,448
Dollar General Corp	4,100	82,615
EarthLink Inc * †	12,800	131,840
eBay Inc *	47,700	4,385,538
Electronic Arts Inc *	8,000	367,920
Electronics Boutique Holdings Corp * †	700	23,870
Federated Department Stores Inc	26,000	1,181,180
Foot Locker Inc	11,100	263,070
Harman International Industries Inc	4,500	484,875
Harrah’s Entertainment Inc	7,700	407,946
Hasbro Inc	19,900	374,120
Hollywood Entertainment Corp * †	9,500	93,765
InterActiveCorp * †	24,200	532,884
International Game Technology	63,400	2,279,230
ITT Educational Services Inc * †	12,200	439,810
J.C. Penney Co Inc	24,200	853,776
Jack in the Box Inc *	3,100	98,363
Jones Apparel Group Inc	7,700	275,660
Kimberly-Clark Corp	38,600	2,493,174
Kmart Holding Corp * †	7,400	647,278
Knight-Ridder Inc	1,500	98,175
Leggett & Platt Inc	3,000	84,300
Limited Brands Inc	19,100	425,739
Lowe’s Cos Inc	50,300	2,733,805
Mandalay Resort Group	17,000	1,167,050
Marriott International Inc ‘A’	23,900	1,241,844
Marvel Enterprises Inc * †	3,700	53,872
McDonald’s Corp	148,700	4,168,061
Michaels Stores Inc	3,700	219,077
Neiman-Marcus Group Inc ‘A’	4,000	230,000
Newell Rubbermaid Inc	5,500	110,220
Nike Inc ‘B’	24,300	1,914,840
Nordstrom Inc	22,600	864,224
Office Depot Inc *	42,800	643,284
Pacific Sunwear of California Inc * †	46,625	981,456
RadioShack Corp	10,600	303,584
Rare Hospitality International Inc *	5,500	146,575
Republic Services Inc †	22,700	675,552
Robert Half International Inc	26,000	670,020
Sears Roebuck & Co †	28,400	1,131,740
Staples Inc	151,300	4,511,766
Take-Two Interactive Software Inc * †	12,400	407,340
Talbots Inc	21,900	542,901
Target Corp	82,600	3,737,650
Tech Data Corp *	8,400	323,820
The Advisory Board Co * †	3,900	131,040
The Black & Decker Corp	9,600	743,424
The E.W. Scripps Co ‘A’	2,100	100,338
The Estee Lauder Cos Inc ‘A’	18,300	764,940
The Gap Inc	181,100	3,386,570
The Gillette Co	123,900	5,171,586
The Home Depot Inc	468,900	18,380,880
The May Department Stores Co	16,800	430,584
The McGraw-Hill Cos Inc	31,100	2,478,359
The New York Times Co ‘A’	2,000	78,200
The Stanley Works	9,000	382,770
The TJX Cos Inc	68,000	1,498,720
The Walt Disney Co	285,700	6,442,535
The Yankee Candle Co Inc *	3,400	98,464
Timberland Co ‘A’ *	18,400	1,045,120
Time Warner Inc *	584,600	9,435,444
United Online Inc * †	35,050	337,181
Viacom Inc ‘B’	251,300	8,433,628
Wal-Mart Stores Inc	433,000	23,035,600
Waste Management Inc	17,700	483,919
Whirlpool Corp	6,400	384,576
Yum! Brands Inc	51,700	2,102,122
Zale Corp *	23,200	651,920

		149,367,381

Consumer Staples - 7.38%
Albertson’s Inc †	18,800	449,884
Altria Group Inc	414,800	19,512,192
Anheuser-Busch Cos Inc	83,900	4,190,805
Colgate-Palmolive Co	50,100	2,263,518
H.J. Heinz Co	89,800	3,234,596

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Hershey Foods Corp	8,500	$397,035
Kellogg Co	33,000	1,407,780
Kraft Foods Inc ‘A’ †	1,500	47,580
Pepsi Bottling Group Inc	32,700	887,805
PepsiAmericas Inc	1,600	30,560
PepsiCo Inc	333,400	16,219,910
Procter & Gamble Co	431,800	23,369,016
Reynolds American Inc †	17,200	1,170,288
Sara Lee Corp	69,900	1,597,914
Smithfield Foods Inc *	10,000	250,000
Sysco Corp	71,900	2,151,248
The Coca-Cola Co	410,600	16,444,530
Tyson Foods Inc ‘A’	36,700	587,934
UST Inc	4,600	185,196
Walgreen Co	29,900	1,071,317

		95,469,108

Energy - 1.22%
Apache Corp	36,700	1,839,037
Burlington Resources Inc	76,400	3,117,120
Chesapeake Energy Corp †	27,100	428,993
Cimarex Energy Co * †	2,000	69,880
EOG Resources Inc	10,200	671,670
Frontier Oil Corp †	135,100	3,189,711
Halliburton Co	21,800	734,442
Kerr-McGee Corp	3,900	223,275
Newfield Exploration Co *	4,600	281,704
Noble Energy Inc	19,700	1,147,328
Oil States International Inc *	28,100	525,470
Pioneer Natural Resources Co	4,900	168,952
Pogo Producing Co	2,400	113,880
Sunoco Inc	19,100	1,413,018
Tesoro Petroleum Corp *	8,300	245,099
The Houston Exploration Co * †	10,300	611,305
Valero Energy Corp	2,300	184,483
Williams Cos Inc	65,700	794,970

		15,760,337

Financial Services - 23.12%
ACE Ltd (Bermuda)	36,100	1,446,166
Affiliated Managers Group Inc * †	3,650	195,421
AFLAC Inc	53,200	2,085,972
Allmerica Financial Corp *	19,400	521,472
AMBAC Financial Group Inc	300	23,985
American Capital Strategies Ltd †	3,200	100,288
American Express Co	144,100	7,415,386
American International Group Inc	404,900	27,529,151
Aon Corp	41,600	1,195,584
Astoria Financial Corp	6,400	227,136
Automatic Data Processing Inc	85,800	3,545,256
Bank of America Corp	740,948	32,105,277
Banknorth Group Inc	29,400	1,029,000
BB&T Corp	35,500	1,408,995
Capital One Financial Corp	21,200	1,566,680
CheckFree Corp *	17,300	478,691
Chicago Mercantile Exchange Holdings Inc †	2,100	338,730
CIGNA Corp	15,200	1,058,376
Cincinnati Financial Corp	3,660	150,865
CIT Group Inc	29,600	1,106,744
Citigroup Inc	936,900	41,336,028
City National Corp CA	2,700	175,365
CNA Financial Corp * †	17,100	410,571
Comerica Inc	18,000	1,068,300
Countrywide Financial Corp	81,498	3,210,206
Doral Financial Corp	6,900	286,143
E*TRADE Financial Corp *	54,200	618,964
Fannie Mae	187,400	11,881,160
Fidelity National Financial Inc	33,237	1,266,330
Fifth Third Bancorp	42,000	2,067,240
First Horizon National Corp	1,300	56,368
Flagstar Bancorp Inc †	2,800	59,584
Franklin Resources Inc	400	22,304
Freddie Mac	51,800	3,379,432
Fremont General Corp †	39,800	921,370
Golden West Financial Corp	1,500	166,425
GreenPoint Financial Corp	49,350	2,282,931
H&R Block Inc	7,200	355,824
Hibernia Corp ‘A’	18,800	496,508
Huntington Bancshares Inc	24,700	615,277
Independence Community Bank Corp	17,800	695,090
IndyMac Bancorp Inc	18,700	676,940
Jefferson-Pilot Corp	3,700	183,742
JPMorgan Chase & Co	686,212	27,263,203
KeyCorp	48,400	1,529,440
Knight Trading Group Inc ‘A’ *	21,200	195,676
LandAmerica Financial Group Inc †	5,800	263,900
Legg Mason Inc	5,550	295,648
Lincoln National Corp	26,600	1,250,200
Loews Corp	22,100	1,292,850
M&T Bank Corp	8,100	775,170
Marsh & McLennan Cos Inc	9,500	434,720
MBIA Inc	11,700	681,057
MBNA Corp	148,400	3,739,680
Mellon Financial Corp	32,500	899,925
Merrill Lynch & Co Inc	152,800	7,597,216
MetLife Inc	52,000	2,009,800
MGIC Investment Corp	17,000	1,131,350
Morgan Stanley	215,000	10,599,500
National City Corp	107,600	4,155,512
Nationwide Financial Services Inc ‘A’	7,900	277,369
New Century Financial Corp †	8,300	499,826
Northern Trust Corp	18,700	762,960
PNC Financial Services Group Inc	53,100	2,872,710
Principal Financial Group Inc	74,800	2,690,556
R&G Financial Corp ‘B’	800	30,920
Regions Financial Corp	29,719	982,510
Reinsurance Group of America Inc †	20,000	824,000
RenaissanceRe Holdings Ltd (Bermuda)	16,800	866,544
Ryder System Inc	19,400	912,576
Safeco Corp †	10,800	493,020
StanCorp Financial Group Inc †	2,400	170,880
SunTrust Banks Inc	48,200	3,393,762
T. Rowe Price Group Inc	1,700	86,598
The Allstate Corp	123,700	5,936,363
The Bank of New York Co Inc	88,800	2,590,296
The Bear Stearns Cos Inc	15,500	1,490,635
The BISYS Group Inc *	9,900	144,639
The Charles Schwab Corp	14,600	134,174
The Chubb Corp	22,800	1,602,384
The Colonial BancGroup Inc	100	2,045
The First American Corp †	13,800	425,454
The Hartford Financial Services Group Inc	46,900	2,904,517
The Progressive Corp	40,000	3,390,000
Torchmark Corp	2,200	116,996
U.S. Bancorp	450,900	13,031,010
UnionBanCal Corp	19,000	1,124,990
Wachovia Corp	274,900	12,906,555
Webster Financial Corp	7,600	375,364
WellChoice Inc *	6,400	238,912
Wells Fargo & Co	290,700	17,334,441
WFS Financial Inc * †	200	9,310
Zions Bancorp	9,700	592,088

		299,090,528

Health Care - 13.19%
Abbott Laboratories	207,000	8,768,520
Aetna Inc	29,200	2,917,956
AmerisourceBergen Corp	5,600	300,776

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Amgen Inc *	175,200	$9,930,336
Andrx Corp *	35,800	800,488
Bausch & Lomb Inc	14,100	936,945
Baxter International Inc	3,400	109,344
Becton Dickinson & Co	37,300	1,928,410
Bio-Rad Laboratories Inc ‘A’ * †	500	25,550
Bristol-Myers Squibb Co	183,300	4,338,711
C.R. Bard Inc	1,400	79,282
Cardinal Health Inc	3,400	148,818
Covance Inc *	17,100	683,487
Coventry Health Care Inc *	21,050	1,123,438
Dade Behring Holdings Inc *	1,900	105,864
DaVita Inc *	900	28,035
Eli Lilly & Co	147,300	8,845,365
Endo Pharmaceuticals Holdings Inc *	43,400	796,824
Eon Labs Inc *	10,100	219,170
Express Scripts Inc *	2,900	189,486
Forest Laboratories Inc *	11,800	530,764
Genentech Inc *	43,700	2,290,754
Gen-Probe Inc *	1,900	75,753
Guidant Corp	8,200	541,528
Hospira Inc *	44,030	1,347,318
Humana Inc *	29,500	589,410
IMS Health Inc	23,942	572,693
Johnson & Johnson	489,800	27,590,434
Laboratory Corp of America Holdings *	20,700	905,004
Medco Health Solutions Inc *	52,554	1,623,919
Medtronic Inc	221,300	11,485,470
Merck & Co Inc	440,100	14,523,300
Pediatrix Medical Group Inc * †	15,500	850,175
Pfizer Inc	1,407,860	43,080,516
Quest Diagnostics Inc	7,400	652,828
Select Medical Corp	7,100	95,353
St. Jude Medical Inc *	17,000	1,279,590
Stryker Corp	74,300	3,572,344
Sunrise Senior Living Inc * †	2,500	87,800
UnitedHealth Group Inc	53,676	3,958,043
Visx Inc *	8,600	177,160
WellPoint Health Networks Inc *	66,100	6,946,449
Wyeth	150,400	5,624,960

		170,678,370

Integrated Oils - 7.67%
Amerada Hess Corp	10,500	934,500
Canadian Natural Resources Ltd (Canada)	73,000	2,913,653
ChevronTexaco Corp	423,800	22,732,632
ConocoPhillips	109,800	9,096,930
Crew Energy Inc * (Canada)	2	11
Exxon Mobil Corp	1,071,700	51,795,261
Marathon Oil Corp	57,500	2,373,600
Occidental Petroleum Corp	47,900	2,679,047
Paramount Resources Ltd * (Canada)	147,100	2,703,082
Precision Drilling Corp * (Canada)	5,400	309,980
Talisman Energy Inc (Canada)	80,300	2,081,041
Unocal Corp	38,100	1,638,300

		99,258,037

Materials & Processing - 2.11%
Alcoa Inc	166,100	5,579,299
American Standard Cos Inc *	6,200	241,242
Archer-Daniels-Midland Co	12,000	203,760
Cabot Corp	4,700	181,279
Corn Products International Inc †	10,600	488,660
E.I. du Pont de Nemours & Co	50,700	2,169,960
Eagle Materials Inc ‘B’ †	5,334	368,046
Eastman Chemical Co	2,800	133,140
Energizer Holdings Inc *	6,200	285,820
Engelhard Corp	6,500	184,275
FMC Corp *	2,100	101,997
Georgia-Pacific Corp	39,900	1,434,405
Louisiana-Pacific Corp	46,400	1,204,080
Masco Corp	53,000	1,830,090
MeadWestvaco Corp	23,000	733,700
Monsanto Co	44,400	1,617,048
Nucor Corp †	15,000	1,370,550
OM Group Inc * †	8,400	307,104
Phelps Dodge Corp	16,000	1,472,480
PPG Industries Inc	1,300	79,664
Precision Castparts Corp	9,700	582,485
Rohm & Haas Co	3,500	150,395
Southern Peru Copper Corp †	1,400	72,324
The Dow Chemical Co	82,700	3,736,386
The Sherwin-Williams Co	22,200	975,912
The St. Joe Co	2,100	100,317
United States Steel Corp	15,900	598,158
Vulcan Materials Co	4,400	224,180
Weyerhaeuser Co	13,700	910,776

		27,337,532

Multi-Industry - 5.69%
3M Co	173,200	13,850,804
Brunswick Corp	9,600	439,296
General Electric Co	1,669,100	56,048,378
Honeywell International Inc	69,700	2,499,442
SPX Corp	4,400	155,760
Textron Inc	9,000	578,430

		73,572,110

Producer Durables - 2.96%
Agilent Technologies Inc *	34,600	746,322
Applied Materials Inc *	135,000	2,226,150
Briggs & Stratton Corp	8,300	673,960
Caterpillar Inc	21,200	1,705,540
Cavco Industries Inc * †	1,190	44,946
Cummins Inc †	7,700	568,953
D.R. Horton Inc	3,700	122,507
Deere & Co	22,300	1,439,465
Dover Corp	4,500	174,915
Emerson Electric Co	45,800	2,834,562
Hovnanian Enterprises Inc ‘A’ *	19,500	781,950
Hubbell Inc ‘B’	1,300	58,279
Illinois Tool Works Inc	7,300	680,141
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	20,200	1,372,994
KB Home	16,300	1,377,187
Lennar Corp ‘B’	9,420	412,596
Lexmark International Inc ‘A’ *	34,900	2,931,949
MDC Holdings Inc	14,727	1,076,544
Meritage Homes Corp * †	4,700	369,420
Molex Inc	13,000	387,660
Molex Inc ‘A’	37,800	994,518
Northrop Grumman Corp	8,900	474,637
NVR Inc *	100	55,100
Pall Corp	12,200	298,656
Parker-Hannifin Corp	13,700	806,382
Pulte Homes Inc	4,100	251,617
Standard-Pacific Corp	9,000	507,330
Tektronix Inc	7,200	239,400
The Boeing Co	86,200	4,449,644
The Ryland Group Inc †	12,900	1,195,314
Thermo Electron Corp *	10,400	281,008
Thomas & Betts Corp *	100	2,682
Toll Brothers Inc * †	100	4,633
United Defense Industries Inc *	13,300	531,867
United Technologies Corp	81,400	7,601,132
W.W. Grainger Inc	11,200	645,680

		38,325,640

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Technology - 15.78%
Acxiom Corp †	8,300	$197,042
Adobe Systems Inc	20,000	989,400
ADTRAN Inc	6,300	142,884
Altera Corp *	53,000	1,037,210
Amdocs Ltd * (United Kingdom)	23,500	513,005
Amphenol Corp ‘A’ *	13,100	448,806
Analog Devices Inc	87,300	3,385,494
Apple Computer Inc *	60,800	2,356,000
Arrow Electronics Inc *	21,500	485,470
Atmel Corp *	128,500	465,170
Autodesk Inc	20,300	987,189
Avaya Inc *	28,900	402,866
BMC Software Inc *	44,800	708,288
Brocade Communications Systems Inc * †	22,200	125,430
Cisco Systems Inc *	1,195,900	21,645,790
Computer Associates International Inc	32,500	854,750
Computer Sciences Corp *	18,000	847,800
Compuware Corp *	118,500	610,275
Comverse Technology Inc *	3,000	56,490
Corning Inc *	75,900	840,972
Cree Inc * †	15,400	470,162
CSG Systems International Inc *	4,700	72,427
Dell Inc *	468,400	16,675,040
General Dynamics Corp	11,000	1,123,100
Harris Corp	14,200	780,148
Hewlett-Packard Co	577,000	10,818,750
Intel Corp	1,300,000	26,078,000
International Business Machines Corp	263,600	22,601,064
Linear Technology Corp	30,300	1,098,072
Lucent Technologies Inc * †	402,800	1,276,876
Maxim Integrated Products Inc	2,500	105,725
McAfee Inc *	19,100	383,910
Microchip Technology Inc	34,900	936,716
Microsoft Corp	1,537,600	42,514,640
Motorola Inc	324,900	5,861,196
National Semiconductor Corp *	61,900	958,831
NCR Corp *	13,200	654,588
Oracle Corp *	909,300	10,256,904
PerkinElmer Inc	10,500	180,810
QUALCOMM Inc	283,200	11,056,128
Rockwell Automation Inc	7,200	278,640
Sanmina-SCI Corp *	59,900	422,295
Scientific-Atlanta Inc	37,600	974,592
Siebel Systems Inc *	27,600	208,104
Storage Technology Corp *	26,200	661,812
Sun Microsystems Inc *	133,400	538,936
Sybase Inc *	57,400	791,546
Symantec Corp *	44,300	2,431,184
Texas Instruments Inc	258,900	5,509,392
TIBCO Software Inc *	52,400	445,924
VERITAS Software Corp *	47,300	841,940

		204,107,783

Utilities - 5.51%
Alltel Corp	37,900	2,081,089
American Electric Power Co Inc	7,800	249,288
AT&T Wireless Services Inc *	468,800	6,928,864
BellSouth Corp	329,600	8,938,752
CenturyTel Inc	23,600	808,064
Citizens Communications Co	99,400	1,330,966
Comcast Corp ‘A’ *	275,000	7,766,000
Constellation Energy Group Inc	12,500	498,000
Cox Communications Inc ‘A’ *	39,000	1,292,070
Duke Energy Corp	40,700	931,623
Edison International	37,500	994,125
Exelon Corp	66,800	2,450,892
Nextel Communications Inc ‘A’ *	145,600	3,471,104
ONEOK Inc	400	10,408
PG&E Corp *	200	6,080
SBC Communications Inc	618,500	16,050,075
UnitedGlobalCom Inc ‘A’ * †	20	149
Verizon Communications Inc	443,600	17,468,968
Wisconsin Energy Corp	1,400	44,660

		71,321,177

Total Common Stocks (Cost $1,239,053,568)		1,265,248,467

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.95%
Repurchase Agreement - 1.95%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $25,233,771; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $25,738,451)	$25,233,000	25,233,000

Total Short-Term Investment (Cost $25,233,000)		25,233,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.74% (Cost $1,264,286,568)		1,290,483,054

	Shares
SECURITIES LENDING COLLATERAL - 1.85%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $23,900,062)	23,900,062	23,900,062

TOTAL INVESTMENTS - 101.59% (Cost $1,288,186,630)		1,314,383,116

OTHER ASSETS & LIABILITIES, NET - (1.59%)		(20,625,415)

NET ASSETS - 100.00%		$1,293,757,701

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.03%
South Africa - 0.03%
Anglo American Platinum Corp Ltd 6.380% §	7,112	$140,911

Total Convertible Preferred Stocks (Cost $102,625)		140,911

PREFERRED STOCKS - 11.50%
Brazil - 11.50%
All American Latina Logistica SA *	101,600	2,078,909
Banco Bradesco SA	164,881	8,659,259
Brazil Realty SA	113,000	144,264
Cia Energetica de Minas Gerais	510,559,000	10,893,354
Cia Vale do Rio Doce ADR	558,000	10,741,500
Cia Vale do Rio Doce ‘B’	25,780	—
Empresa Brasileira de Aeronautica SA	2,152,000	14,143,435
Lojas Americanas SA	557,300,000	7,270,825
Sadia SA	3,645,000	6,808,080

		60,739,626

Total Preferred Stocks (Cost $35,506,772)		60,739,626

COMMON STOCKS - 82.45%
Brazil - 7.31%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	468,800	9,371,312
Cia de Bebidas das Americas ADR	225,800	5,057,920
Cia Siderurgica Nacional SA ADR	376,000	5,839,280
Natura Cosmeticos SA	121,100	2,448,262
Tele Norte Leste Participacoes SA	697,839	8,591,787
Uniao de Bancos Brasileiros SA GDR	300,800	7,288,384

		38,596,945

China - 1.83%
Ping An Insurance Group Co of China Ltd ‘H’ * †	1,850,000	2,716,367
Sinotrans Ltd ‘H’ †	20,100,000	6,959,388

		9,675,755

Croatia - 0.43%
Pliva D.D. GDR	152,500	2,287,500

Egypt - 1.71%
Commercial International Bank GDR	727,600	3,565,240
Eastern Tobacco Co	186,300	3,705,682
Medinet Nasr for Housing & Development	219,600	1,735,315

		9,006,237

Greece - 1.47%
Folli-Follie SA	83,000	2,389,052
Intralot SA - Integrated Lottery Systems	349,000	5,373,797

		7,762,849

Hong Kong - 3.41%
Dairy Farm International Holdings Ltd †	1,456,100	3,654,811
Guoco Group Ltd	552,000	4,689,604
Shaw Brothers Ltd	1,568,000	1,528,167
Television Broadcasts Ltd	1,072,900	4,801,709
The Hong Kong & Shanghai Hotels	4,552,500	3,327,638

		18,001,929

Hungary - 0.27%
Danubius Hotel & Spa RT *	65,500	1,450,099

India - 14.53%
Asian Paints Ltd	681,154	4,808,451
Bajaj Auto Ltd	95,000	2,121,197
Bharat Petroleum Corp Ltd	436,300	3,339,040
Divi’s Laboratories Ltd	103,951	3,095,085
Dr. Reddy’s Laboratories Ltd	65,000	1,043,697
Dr. Reddy’s Laboratories Ltd ADR	138,700	2,235,844
GAIL India Ltd	1,160,190	4,823,802
HCL Technologies Ltd	1,007,346	7,791,620
HDFC Bank Ltd	64,396	565,307
Hero Honda Motors Ltd	85,000	829,625
Housing Development Finance Corp	590,600	7,848,069
Hughes Software Systems Ltd	304,873	3,822,040
ICICI Bank Ltd	237,000	1,477,312
ICICI Bank Ltd ADR †	422,700	5,833,260
ITC Ltd	249,700	6,191,624
Larsen & Toubro Ltd	192,150	3,578,160
NIIT Ltd	175,850	597,407
NIIT Technologies Ltd *	263,775	956,752
Oil & Natural Gas Corp Ltd	148,500	2,422,307
Sun Pharmaceuticals Industries Ltd	606,000	5,638,745
Ultratech Cemco Ltd	60,179	349,613
United Breweries Holdings Ltd *	577,000	473,394
United Breweries Ltd *	405,000	1,108,036
ZEE Telefilms Ltd	1,745,100	5,782,141

		76,732,528

Indonesia - 3.37%
P.T. Aneka Tambang Tbk	41,224,500	6,191,555
P.T. Astra International Tbk	6,250,000	4,676,406
P.T. Hero Supermarket Tbk *	207,500	38,814
P.T. Telekomunikasi Indonesia Tbk	15,200,000	6,890,224

		17,796,999

Lebanon - 0.84%
Solidere GDR *	658,792	4,413,910

Mexico - 10.01%
Cemex SA de CV ADR	221,763	6,240,411
Coca-Cola Femsa SA de CV ADR †	184,050	3,585,294
Corp Interamericana de Entretenimiento SA ‘B’ *	1,414,000	2,918,409
Corporacion GEO SA de CV ‘B’ *	7,349,000	10,617,517
Grupo Financiero Banorte SA de CV ‘O’	610,300	2,875,689
Grupo Financiero Inbursa SA de CV ‘O’	6,289,200	10,743,452
Grupo Televisa SA ADR	301,300	15,887,549

		52,868,321

Panama - 0.30%
Banco Latinoamericano de Exportaciones SA ‘E’ †	104,600	1,605,610

Philippines - 2.41%
Jollibee Foods Corp	7,200,000	3,328,000
SM Prime Holdings Inc	83,950,000	9,402,400

		12,730,400

Portugal - 2.14%
Jeronimo Martins SGPS SA *	619,164	6,973,441
Portugal Telecom SGPS SA	161,000	1,773,306
Portugal Telecom SGPS SA ADR †	232,500	2,557,500

		11,304,247

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Russia - 0.10%
YUKOS ADR †	31,700	$508,468

Singapore - 1.16%
Courts Singapore Ltd	1,425,000	461,110
Singapore Press Holdings Ltd	2,010,250	5,657,465

		6,118,575

South Africa - 6.71%
Anglo American Platinum Corp Ltd	173,000	7,266,775
Impala Platinum Holdings Ltd	73,600	5,898,911
JD Group Ltd	949,000	7,518,138
Sanlam Ltd	3,480,500	5,890,862
Steinhoff International Holdings Ltd	3,580,000	5,390,317
Tiger Brands Ltd	231,000	3,496,303

		35,461,306

South Korea - 10.36%
AmorePacific Corp	25,396	4,907,173
Hyundai Autonet Co Ltd	2,660,000	5,417,021
Hyundai Heavy Industries Co Ltd	297,000	7,995,658
LG Home Shopping Inc	169,000	6,523,708
PKL Corp *	379,621	2,123,108
SK Corp	271,843	12,535,704
SK Telecom Co Ltd	47,663	7,264,313
SK Telecom Co Ltd ADR †	408,670	7,948,632

		54,715,317

Taiwan - 5.72%
AU Optronics Corp ADR †	86,815	1,086,924
BenQ Corp	6,487,700	6,720,631
Fubon Financial Holding Co Ltd	2,938,000	2,697,634
Fubon Financial Holding Co Ltd GDR (LI)	327,000	3,057,450
Fubon Financial Holding Co Ltd GDR (OTC) †	66,970	615,093
Lite-On Technology Corp	5,176,600	4,829,259
President Chain Store Corp	3,731,262	5,479,399
Synnex Technology International Corp	4,008,620	5,721,544

		30,207,934

Thailand - 0.53%
Kiatnakin Finance PCL	1,280,000	888,674
Serm Suk PCL	1,260,000	669,404
Tisco Finance PCL	2,175,000	1,250,060

		2,808,138

Turkey - 3.48%
Aksigorta AS	2,305,803,295	7,361,394
Haci Omer Sabanci Holding AS	941,569,320	3,381,759
Haci Omer Sabanci Holding AS ADR †	3,675,000	3,353,438
Yapi ve Kredi Bankasi AS *	1,623,285,000	4,264,700

		18,361,291

United Kingdom - 4.36%
Antofagasta PLC	143,770	2,942,641
HSBC Holdings PLC ADR †	48,934	3,904,935
HSBC Holdings PLC (HSI) †	493,649	7,849,662
Old Mutual PLC	4,038,570	8,350,071

		23,047,309

Total Common Stocks (Cost $344,290,542)		435,461,667

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.64%
Repurchase Agreement - 5.64%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $29,782,910; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $30,381,000)	$29,782,000	29,782,000

Total Short-Term Investment (Cost $29,782,000)		29,782,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.62% (Cost $409,681,939)		526,124,204

	Shares
SECURITIES LENDING COLLATERAL - 6.23%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $32,912,011)	32,912,011	32,912,011

TOTAL INVESTMENTS - 105.85% (Cost $442,593,950)		559,036,215

OTHER ASSETS & LIABILITIES, NET - (5.85%)		(30,883,572)

NET ASSETS - 100.00%		$528,152,643

Note to Schedule of Investments

(a) As of September 30, 2004, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	22.66%
Consumer Discretionary	18.65%
Short-Term Investment & Securities Lending Collateral	11.87%
Utilities	9.61%
Materials & Processing	9.55%
Consumer Staples	7.37%
Autos & Transportation	6.86%
Technology	6.37%
Integrated Oils	3.56%
Producer Durables	3.52%
Multi-Industry	3.12%
Health Care	2.71%

105.85%
Other Assets & Liabilities, Net	(5.85%)

100.00%

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 8.81%
Autos & Transportation - 0.01%
DaimlerChrysler NA Holding Corp
7.750% due 06/15/05	$300,000	$310,783

Energy - 1.01%
Halliburton Co
2.410% due 01/26/07 ~ §	22,100,000	22,125,769

Financial Services - 6.87%
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,255,683
Atlas Reinsurance PLC (Ireland)
8.328% due 01/07/05 ~ §	1,500,000	1,495,437
Atlas Reinsurance II PLC (Ireland)
3.953% due 01/07/05 ~ §	1,000,000	1,004,680
Countrywide Home Loans Inc
1.820% due 02/23/05 §	17,400,000	17,395,824
Ford Motor Credit Co
2.060% due 07/18/05 §	9,000,000	9,009,369
3.535% due 10/25/04 §	4,100,000	4,103,022
General Motors Acceptance Corp
2.595% due 05/18/06 §	2,200,000	2,206,032
Morgan Stanley
2.090% due 10/30/05 à §	35,100,000	35,076,658
Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,185,000
8.625% due 02/01/22	1,300,000	1,481,350
Phoenix Quake Wind Ltd (Cayman)
4.050% due 07/03/08 ~ §	17,000,000	17,625,770
Residential Reinsurance Ltd (Cayman)
6.690% due 06/01/05 ~ §	3,200,000	2,751,500
6.740% due 06/08/06 ~ §	4,000,000	3,119,375
Sprint Capital Corp
7.900% due 03/15/05	27,700,000	28,380,977
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,512,486
Verizon Wireless Capital LLC
1.810% due 05/23/05 ~ §	16,500,000	16,494,736
Vita Capital Ltd (Cayman)
2.950% due 01/01/07 ~ §	4,100,000	4,125,543

		150,223,442

Integrated Oils - 0.06%
Petroleos Mexicanos (Mexico)
9.500% due 09/15/27	1,000,000	1,222,500

Materials & Processing - 0.28%
Alcan Inc (Canada)
2.100% due 12/08/04 ~ §	6,200,000	6,199,802

Utilities - 0.58%
Entergy Gulf States Inc
2.810% due 06/18/07 ~ §	12,000,000	12,062,424
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	532,978

		12,595,402

Total Corporate Bonds & Notes (Cost $192,611,468)		192,677,698

MORTGAGE-BACKED SECURITIES - 2.96%
Collateralized Mortgage Obligations - 2.71%
Bank of America Mortgage Securities
6.500% due 09/25/33 “	3,856,872	3,913,626
Bear Stearns Adjustable Rate Mortgage Trust
4.327% due 01/25/34 “ §	21,089,333	21,223,029
Countrywide Alternative Loan Trust
6.500% due 07/25/32 “	168,480	168,455
Countrywide Home Loan Mortgage Trust
2.110% due 05/25/34 “ §	3,411,901	3,395,271
Fannie Mae
1.990% due 08/25/34 “ §	13,457,688	13,447,342
FFCA Secured Lending Corp
7.270% due 09/18/27 ~ “	155,911	159,312
First Nationwide Trust
6.750% due 07/25/29 “	26,394	26,394
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ “	3,763,342	3,949,345
Impac CMB Trust
2.240% due 07/25/33 “ §	2,245,048	2,247,368
Imperial Savings Association
8.530% due 02/25/18 “ §	9,670	9,685
NationsLink Funding Corp
2.090% due 04/10/07 “ §	1,138,911	1,139,590
Ryland Mortgage Securities Corp
3.604% due 10/01/27 “ §	201,421	201,413
Sequoia Mortgage Trust
2.161% due 10/19/26 “ §	6,094,013	6,093,882
Washington Mutual Inc
3.066% due 02/27/34 “ §	3,191,563	3,204,191

		59,178,903

Fannie Mae - 0.16%
2.958% due 06/01/18 “ §	36,706	37,232
3.103% due 08/01/17 “ §	1,063,560	1,088,469
3.320% due 01/01/25 “ §	161,004	167,589
3.583% due 07/01/26 “ §	48,275	49,104
3.635% due 12/01/22 “ §	74,756	77,289
4.084% due 03/01/18 “ §	712,646	731,978
4.957% due 08/01/24 “ §	126,392	129,031
5.000% due 03/01/24 “ §	93,786	95,747
6.900% due 09/01/09 “	1,040,482	1,158,873

		3,535,312

Federal Housing Authority - 0.00%
7.400% due 07/01/19 “	103,622	104,416

Government National Mortgage Association - 0.09%
3.375% due 05/20/23 -
01/20/27 “ § ±	465,942	471,793
4.625% due 10/20/24 -
12/20/26 “ § ±	255,956	261,137
4.750% due 09/20/22 -
07/20/25 “ § ±	477,595	483,580
6.000% due 06/15/29 “	651,380	677,605
9.000% due 01/15/17 “	1,312	1,478

		1,895,593

Total Mortgage-Backed Securities (Cost $64,823,199)		64,714,224

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 4.29%
Ameriquest Mortgage Securities Inc
2.250% due 02/25/33 “ §	$2,012,011	$2,018,184
Amortizing Residential Collateral Trust
2.130% due 07/25/32 “ §	1,637,346	1,637,826
Asset-Backed Securities Corp Home Equity
2.260% due 01/15/33 “ §	2,641,096	2,655,594
Bayview Financial Acquisition Trust
2.290% due 05/28/34 “ §	13,120,927	13,167,355
Countrywide Home Equity Loan Trust
2.000% due 08/15/25 “ §	203,849	203,525
Equity One Asset-Backed Securities Inc
2.140% due 04/25/34 “ §	11,179,239	11,152,056
GSAMP Trust
2.030% due 10/25/33 “ §	5,218,364	5,222,673
2.130% due 03/25/34 “ §	3,872,587	3,875,006
Home Equity Asset Trust
2.250% due 03/25/33 “ §	2,420,796	2,427,715
Home Equity Mortgage Trust
2.090% due 04/25/34 “ §	2,316,968	2,318,934
Irwin Home Equity Trust
2.360% due 06/25/28 “ §	10,694,065	10,696,238
MASTR Asset-Backed Securities Trust
1.940% due 02/25/34 “ §	2,304,200	2,305,640
Merrill Lynch Mortgage Investors Inc
1.940% due 12/25/34 “ §	1,946,005	1,947,561
Redwood Capital III Ltd (Cayman)
5.450% due 01/09/06 ~ “ §	5,700,000	5,755,917
Redwood Capital IV Ltd (Cayman)
3.900% due 01/09/06 ~ “ §	5,700,000	5,748,507
Renaissance Home Equity Loan Trust
2.220% due 12/25/32 “ §	3,338,276	3,330,468
Residential Asset Mortgage Products Inc
2.000% due 09/25/13 “ §	13,400,000	13,395,283
Residential Asset Securities Corp
2.140% due 01/25/34 “ §	461,659	461,947
Saxon Asset Securities Trust
2.110% due 01/25/32 “ §	2,096,413	2,098,088
Structured Asset Investment Loan Trust
1.960% due 06/25/33 “ §	112,376	112,437
Truman Capital Mortgage Loan Trust
2.180% due 01/25/34 ~ “ §	1,687,818	1,656,441
Wells Fargo Home Equity Trust
2.000% due 06/25/19 “ §	1,600,000	1,599,874

Total Asset-Backed Securities (Cost $93,667,275)		93,787,269

U.S. GOVERNMENT AGENCY ISSUE - 0.48%
Small Business Administration Inc
4.504% due 02/01/14	10,684,544	10,641,068

Total U.S. Government Agency Issue (Cost $10,684,544)		10,641,068

U.S. TREASURY OBLIGATIONS - 113.22%
U.S. Treasury Inflation Index Bonds - 113.22%
1.875% due 07/15/13 # ^	78,409,200	79,728,580
2.000% due 01/15/14 # ^	126,035,179	129,019,895
2.000% due 07/15/14 # ^	33,173,250	33,900,867
2.375% due 01/15/25 # ^	31,564,850	32,866,792
3.000% due 07/15/12 # ^	367,382,568	406,466,724
3.375% due 01/15/07 # ^	370,391,909	395,294,168
3.375% due 04/15/32 # ^	16,973,727	21,502,066
3.500% due 01/15/11 # ^	124,222,952	140,443,779
3.625% due 01/15/08 # ^	171,944,208	188,341,081
3.625% due 04/15/28 # ^	150,602,752	190,901,981
3.875% due 01/15/09 # ^	307,795,896	346,046,945
3.875% due 04/15/29 # ^	264,242,720	350,127,032
4.250% due 01/15/10 # ^	139,892,523	162,118,676

		2,476,758,586

Total U.S. Treasury Obligations (Cost $2,484,370,873)		2,476,758,586

FOREIGN GOVERNMENT BONDS - 1.37%
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR 2,633,575	3,623,755
Republic of Austria (Austria)
5.500% due 01/15/10	1,000,000	1,367,149
Republic of Brazil (Brazil)
2.063% due 04/15/06 §	960,000	959,026
2.125% due 04/15/09 §	764,738	750,885
8.000% due 04/15/14	9,030,329	8,988,004
11.000% due 01/11/12	400,000	461,000
11.000% due 08/17/40	1,000,000	1,122,250
United Mexican States (Mexico)
6.375% due 01/16/13	12,050,000	12,718,775

Total Foreign Government Bonds (Cost $26,713,981)		29,990,844

MUNICIPAL BONDS - 0.35%
California County Tobacco Securitization Agency
5.625% due 06/01/23	700,000	640,563
Golden State Tobacco Securitization Corp CA
6.250% due 06/01/33	1,095,000	1,036,450
6.750% due 06/01/39	2,000,000	1,932,380
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	780,290
State of Connecticut ‘A’
5.000% due 03/01/13	1,500,000	1,676,475
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	537,350
Tobacco Settlement Financing Corp NJ
6.750% due 06/01/39	1,100,000	1,055,923

Total Municipal Bonds (Cost $7,400,730)		7,659,431

	Notional
	Amount
PURCHASED PUT OPTIONS - 0.00%
Eurodollar June Futures (CME)
Strike @ 94.00 Exp. 06/13/05
662 Contracts	662,000,000	4,138
U.S. Treasury Inflation Index Note (OTC)
Strike @ 85.00 Exp. 11/30/04
3,400 Contracts	340,000,000	—
U.S. Treasury Inflation Index Note (OTC)
Strike @ 90.00 Exp. 11/30/04
4,000 Contracts	400,000,000	—

Total Purchased Put Options (Cost $122,245)		4,138

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 82.15%
Certificates of Deposit - 8.80%
Bank of America Corp
1.620% due 11/02/04	$41,900,000	$41,900,000
Citibank NA
1.540% due 10/22/04	4,400,000	4,400,000
1.750% due 12/07/04	17,700,000	17,638,227
1.805% due 12/10/04	42,400,000	42,244,816
1.920% due 12/29/04	1,100,000	1,094,775
Dexia Bank NY
1.675% due 11/23/04	200,000	200,000
1.780% due 12/10/04	21,300,000	21,222,042
Wells Fargo & Co
1.600% due 10/04/04	41,500,000	41,500,000
1.610% due 10/05/04	400,000	400,000
1.650% due 10/07/04	21,300,000	21,300,000
1.700% due 10/18/04	600,000	600,000

		192,499,860

Commercial Paper - 34.25%
Bank of Ireland (Ireland)
1.840% due 12/17/04	59,400,000	59,158,836
1.960% due 01/27/05	6,100,000	6,060,533
Danske Corp
1.645% due 11/19/04	58,900,000	58,768,121
1.685% due 11/29/04	5,500,000	5,483,225
1.765% due 12/09/04	100,000	99,640
1.785% due 12/16/04	700,000	697,200
1.845% due 12/20/04	100,000	99,577
1.940% due 01/31/05	600,000	595,968
DnB NOR Bank ASA
1.960% due 01/27/05	8,600,000	8,544,358
1.980% due 02/01/05	40,800,000	40,523,376
Fortis Funding LLC
1.965% due 02/01/05	60,400,000	59,990,488
General Electric Capital Corp
1.800% due 10/01/04	45,500,000	45,500,000
HBOS Treasury Services PLC (United Kingdom)
1.320% due 10/01/04	1,100,000	1,100,000
1.785% due 12/09/04	24,800,000	24,710,720
1.955% due 01/25/05	39,500,000	39,249,175
Nordea North America Inc
1.955% due 01/28/05	45,700,000	45,401,579
1.970% due 01/31/05	20,400,000	20,262,912
Rabobank USA Financial Corp
1.860% due 10/01/04	5,800,000	5,800,000
1.970% due 01/27/05	60,400,000	60,009,212
Royal Bank of Scotland PLC (United Kingdom)
1.595% due 10/18/04	55,800,000	55,757,972
1.630% due 11/03/04	8,500,000	8,487,300
1.780% due 12/10/04	700,000	697,438
Stadshypotek Delaware Inc
1.850% due 12/20/04	19,600,000	19,519,422
Total SA (France)
1.880% due 10/01/04	60,300,000	60,300,000
UBS Finance DE LLC
1.570% due 10/25/04	13,300,000	13,286,079
1.575% due 11/09/04	48,000,000	47,918,100
1.630% due 11/16/04	800,000	798,334
1.700% due 11/30/04	100,000	99,717
1.835% due 12/22/04	2,800,000	2,787,848
1.850% due 12/21/04	300,000	298,713
1.940% due 01/25/05	600,000	596,190
1.955% due 01/31/05	300,000	297,984
Westpac Capital Corp
1.970% due 01/27/05	56,700,000	56,333,151

		749,233,168

U.S. Government Agency Issues - 38.51%
Fannie Mae
1.455% due 10/06/04	7,700,000	7,698,449
1.538% due 10/20/04	41,100,000	41,066,757
1.540% due 11/01/04	40,600,000	40,544,761
1.560% due 10/27/04	6,100,000	6,093,017
1.578% due 11/17/04	64,300,000	64,163,865
1.660% due 11/24/04	70,700,000	70,517,730
1.687% due 12/01/04	43,000,000	42,864,120
1.690% due 11/08/04	21,600,000	21,561,468
1.730% due 10/08/04	5,000,000	4,998,347
1.760% due 12/08/04	64,700,000	64,470,315
1.780% due 12/15/04	43,300,000	43,129,398
Federal Home Loan Bank
1.439% due 10/08/04	21,200,000	21,193,858
1.595% due 11/12/04	14,300,000	14,273,640
1.650% due 10/07/04	72,900,000	72,879,952
1.740% due 10/20/04	59,600,000	59,545,267
Freddie Mac
1.450% due 10/05/04	41,400,000	41,393,353
1.475% due 10/01/04	15,100,000	15,100,000
1.500% due 10/19/04	20,800,000	20,784,400
1.520% due 10/13/04	15,000,000	14,992,400
1.540% due 10/18/04	20,200,000	20,185,406
1.540% due 11/08/04	20,700,000	20,666,351
1.545% due 10/25/04	75,900,000	75,821,266
1.545% due 11/10/04	10,600,000	10,581,803
1.545% due 11/12/04	22,100,000	22,060,028
1.575% due 11/24/04	20,800,000	20,751,016
1.777% due 12/14/04	5,000,000	4,980,550

		842,317,517

U.S. Treasury Bills - 0.58%
1.571% due 12/02/04 ‡	520,000	518,584
1.640% due 12/16/04 ‡	12,320,000	12,278,101

		12,796,685

Repurchase Agreement - 0.01%
State Street Bank and Trust Co
1.100% due 10/01/04
(Dated 09/30/04, repurchase price
of $143,004; collateralized by U.S.
Treasury Bonds 8.750% due 08/15/20
and market value $146,813)	143,000	143,000

Total Short-Term Investments (Cost $1,797,354,022)		1,796,990,230

TOTAL INVESTMENTS - 213.63% (Cost $4,677,748,337)		4,673,223,488

OTHER ASSETS & LIABILITIES, NET - (113.63%)		(2,485,709,889)

NET ASSETS - 100.00%		$2,187,513,599

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $8,261,989 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Appreciation

Euro-Bund 10-Year Notes (12/04)	360	EUR 36,000,000	$153,801
Eurodollar (06/05)	662	$662,000,000	10,327
U.S. Treasury 10-Year Notes (12/04)	635	63,500,000	235,208

			$399,336

(b) Restricted securities as of September 30, 2004:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$35,100,000	$35,076,658	1.60%

(c) Transactions in written options for the period ended September 30, 2004, were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2003	334,800,000	$3,204,586
Call Options Written	25,000,000	175,000
Call Options Expired	(25,000,000)	(175,000)
Put Options Expired	(19,800,000)	(150,480)
Call Options Repurchased	(44,800,000)	(681,410)

Outstanding, September 30, 2004	270,200,000	$2,372,696

(d) Premiums received and value of written options outstanding as of September 30, 2004:

	Notional
Type	Amount	Premium	Value

Call - OTC 7-Year Swaption (3 month LIBOR vs. 3.800%)
Strike @ 3.80 Exp. 10/07/04	$50,100,000	$435,870	$50

Call - OTC 7-Year Swaption (3 month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 10/07/04	42,700,000	469,700	2,989

Put - OTC 7-Year Swaption (3 month LIBOR vs. 6.000%)
Strike @ 6.00 Exp. 10/07/04	50,100,000	490,980	50

Put - OTC 7-Year Swaption (3 month LIBOR vs. 6.500%)
Strike @ 6.50 Exp. 10/07/04	42,700,000	256,200	43

Call - OTC 10-Year Swaption (3 month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 11/02/04	42,300,000	374,355	4,865

Put - OTC 10-Year Swaption (3 month LIBOR vs. 7.000%)
Strike @ 7.00 Exp. 11/02/04	42,300,000	345,591	42

		$2,372,696	$8,039

(e) Investments sold short outstanding as of September 30, 2004:

	Principal
Type	Amount	Value

U.S. Treasury Notes 3.625% due 05/15/13 #	$2,200,000	($2,146,892)
4.250% due 08/15/13 #	29,300,000	(29,747,528)
4.250% due 11/15/13 #	52,600,000	(53,294,531)

Total Investments sold short (Proceeds $85,030,431)		($85,188,951)

(f) Swap agreements outstanding as of September 30, 2004:

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)

Receive fixed rate equal to 0.200% and pay to the counterparty at par in the event of default of the Fannie Mae 7.000% due 05/03/05.
Broker: Morgan Stanley Exp. 05/03/05	$20,000,000	$16,864
Receive fixed rate equal to 5.250% and pay floating rate based on 6-month GBP-LIBOR.
Broker: The Goldman Sachs Group Inc Exp. 03/19/06	GBP 22,000,000	159,207
Receive fixed rate equal to 4.000% and pay floating rate based on 6-month EUR-LIBOR.
Broker: Barclays Bank PLC Exp. 03/15/07	EUR 2,000,000	19,091
Broker: JPMorgan Chase & Co Exp. 03/15/07	2,400,000	11,228
Broker: Merrill Lynch & Co Inc Exp. 03/15/07	1,800,000	21,726
Receive fixed rate equal to 5.000% and pay floating rate based on 6-month GBP-LIBOR.
Broker: JPMorgan Chase & Co Exp. 06/15/08	GBP 24,900,000	(37,682)
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 4.000%.
Broker: JPMorgan Chase & Co Exp. 12/15/09	$61,500,000	(2,605,496)
Receive fixed rate equal to 4.000% and pay floating rate based on 6-month EUR-LIBOR.
Broker: Barclays Bank PLC Exp. 06/17/10	EUR 40,400,000	886,919
Broker: Citibank NA Exp. 06/17/10	63,400,000	1,143,046
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 5.000%.
Broker: Bank of America Corp Exp. 12/15/14	$24,900,000	(1,762,352)
Broker: Lehman Brothers Holdings Inc Exp. 12/15/14	20,000,000	(152,545)
Broker: The Goldman Sachs Group Inc Exp. 12/15/14	47,500,000	(1,580,508)
Broker: UBS Securities Inc Exp. 12/15/14	23,300,000	(1,632,799)

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Notional	Unrealized
Type	Amount	Depreciation

Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 6.000%.
Broker: Bank of America Corp Exp. 12/18/33	$55,000,000	($1,092,513)
Broker: The Goldman Sachs Group Inc Exp. 12/18/33	17,500,000	(80,762)

		($6,686,576)

(g) Forward foreign currency contracts outstanding as of September 30, 2004, were as follows:

		Principal
		Amount
Contract		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	EUR	3,910,000	10/04	($101,399)

(h) Notional and principal amount denoted in the indicated currency:

EUR - Eurodollar
GBP - British Pound

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.02%
Financial Services - 0.02%
DG Funding Trust ~	60	$645,000

Total Preferred Stocks (Cost $643,181)		645,000

	Principal
	Amount
CORPORATE BONDS & NOTES - 10.08%
Autos & Transportation - 1.16%
DaimlerChrysler NA Holding Corp
6.500% due 11/15/13	$6,500,000	7,064,798
8.500% due 01/18/31	3,575,000	4,383,007
Delphi Corp
6.500% due 08/15/13	6,200,000	6,369,372
Ford Motor Co
6.500% due 08/01/18 †	3,780,000	3,774,436
7.700% due 05/15/97	2,000,000	1,911,652
General Motors Corp
7.400% due 09/01/25 †	1,000,000	1,014,301
8.250% due 07/15/23	6,200,000	6,537,658
Northwest Airlines Corp
10.530% due 01/15/09 à	2,902,354	1,278,064
United Air Lines Inc
9.210% due 01/21/17 ¤	800,000	323,924
9.350% due 04/07/16 ¤	150,000	76,339
9.560% due 10/19/18 ¤	1,650,000	782,818
10.850% due 02/19/15 ¤	1,000,000	386,250

		33,902,619

Consumer Discretionary - 0.16%
Allied Waste North America Inc
7.625% due 01/01/06	500,000	524,375
Chancellor Media Corp
8.000% due 11/01/08	250,000	283,756
La Quinta Inns Inc
7.400% due 09/15/05	1,210,000	1,253,862
USA Waste Services Inc
7.000% due 10/01/04	300,000	300,000
Viacom Inc
7.750% due 06/01/05	2,260,000	2,340,996

		4,702,989

Consumer Staples - 0.11%
Procter & Gamble Co
6.875% due 09/15/09	175,000	199,372
The Kroger Co
5.500% due 02/01/13 †	2,900,000	3,008,501

		3,207,873

Financial Services - 4.35%
Associates Corp of North America
6.250% due 11/01/08	150,000	164,542
AT&T Capital Corp
6.600% due 05/15/05	2,200,000	2,242,753
Bank of America Corp
4.875% due 01/15/13	5,700,000	5,791,901
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,130,020
CIT Group Inc
7.750% due 04/02/12	7,800,000	9,244,435
Citigroup Inc
5.625% due 08/27/12	6,300,000	6,744,490
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	43,668
Deutsche Telekom Int’l Finance BV (Germany)
8.250% due 06/15/05	9,040,000	9,391,068
Ford Motor Credit Co
7.875% due 06/15/10	400,000	446,659
General Motors Acceptance Corp
6.875% due 08/28/12	5,150,000	5,359,559
8.000% due 11/01/31	10,475,000	10,872,086
GP Canada Finance Co (Canada)
7.200% due 12/15/06 ~	2,000,000	2,140,000
Household Finance Corp
7.000% due 05/15/12	10,700,000	12,263,901
MCPA2 (Cayman)
2.260% due 06/23/10 §	1,327,200	1,318,410
Morgan Stanley
2.090% due 10/30/05 à §	17,200,000	17,188,562
5.300% due 03/01/13	7,100,000	7,289,322
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09 †	530,000	613,126
NationsBank Corp
7.250% due 10/15/25	840,000	986,300
Postal Square LP
6.500% due 06/15/22	2,152,875	2,400,221
Premium Asset Trust
1.900% due 10/06/05 ~ §	3,700,000	3,704,292
2.095% due 11/27/04 ~ §	19,500,000	19,503,198
Qwest Capital Funding Inc
7.000% due 08/03/09 †	880,000	809,600
7.750% due 08/15/06	7,300,000	7,363,875

		127,011,988

Integrated Oils - 0.42%
Enterprise Products Operating LP
4.000% due 10/15/07 ~ #	5,000,000	5,031,155
4.625% due 10/15/09 ~ #	3,900,000	3,936,765
Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,179,520
Occidental Petroleum Corp
7.200% due 04/01/28	745,000	875,201
8.450% due 02/15/29	595,000	797,818
Petroleos Mexicanos (Mexico)
9.500% due 09/15/27	220,000	268,950

		12,089,409

Materials & Processing - 0.05%
Packaging Corp of America
5.750% due 08/01/13 †	1,400,000	1,447,307

Multi-Industry - 0.19%
Tyco International Group SA (Bermuda)
4.375% due 11/19/04	EUR 4,500,000	5,605,415

Utilities - 3.64%
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	$1,000,000	1,317,626
Calenergy Co Inc
7.230% due 09/15/05	600,000	624,917
CenterPoint Energy Resources Corp
8.125% due 07/15/05	2,000,000	2,082,140
Citizens Communications Co
8.500% due 05/15/06	420,000	452,550
Comcast Corp
7.050% due 03/15/33 †	3,000,000	3,301,758
Cox Communications Inc
6.400% due 08/01/08	125,000	131,363
6.800% due 08/01/28	110,000	108,518

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Entergy Gulf States Inc
3.600% due 06/01/08	$6,100,000	$6,035,279
GTE California Inc
6.700% due 09/01/09	5,000,000	5,559,240
GTE Hawaiian Telephone Co
6.750% due 02/15/05 †	950,000	963,945
Lenfest Communications Inc
8.375% due 11/01/05	800,000	845,718
Nextel Communications Inc
4.188% due 12/15/10 à §	11,939,850	12,027,238
Niagara Mohawk Power Corp
7.625% due 10/01/05	151,220	157,532
7.750% due 05/15/06	2,400,000	2,576,405
Oncor Electric Delivery Co
7.250% due 01/15/33 †	4,050,000	4,780,794
Pacific Gas & Electric Co
2.300% due 04/03/06 §	2,500,000	2,502,480
Progress Energy Inc
6.850% due 04/15/12 †	13,300,000	14,877,087
PSEG Power LLC
6.875% due 04/15/06	350,000	369,945
7.750% due 04/15/11	1,000,000	1,165,822
Qwest Corp
6.875% due 09/15/33 †	1,386,000	1,174,635
9.125% due 03/15/12 ~	1,500,000	1,657,500
SBC Communications Inc
4.206% due 06/01/21 ~	20,300,000	20,544,331
Southern California Edison Co
1.890% due 01/13/06 §	1,200,000	1,205,111
8.000% due 02/15/07	4,000,000	4,429,964
TXU Energy Co LLC
7.000% due 03/15/13	12,500,000	14,136,425
Verizon Inc PA
5.650% due 11/15/11	2,899,000	3,064,762

		106,093,085

Total Corporate Bonds & Notes (Cost $284,315,642)		294,060,685

MORTGAGE-BACKED SECURITIES - 15.97%
Collateralized Mortgage Obligations - 4.39%
Bear Stearns Adjustable Rate Mortgage Trust
5.942% due 06/25/32 “ §	138,368	138,586
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 “	2,591,573	2,899,016
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 “	2,500,000	2,725,558
CS First Boston Mortgage Securities Corp
2.000% due 03/25/32 ~ “ §	11,026,084	11,035,743
2.240% due 02/25/32 “ §	150,907	151,095
5.750% due 09/22/17 “	2,659,550	2,753,410
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 “	1,200,000	1,366,925
Fannie Mae
1.900% due 05/25/34 “ §	4,273,967	4,270,628
2.211% due 04/18/28 “ §	1,148,555	1,154,897
2.261% due 10/18/30 “ §	8,933	8,993
2.340% due 03/25/17 “ §	481,898	485,014
5.000% due 03/25/21 “	824,455	830,373
6.250% due 03/25/13 - 11/25/22 “ ±	5,655,738	5,722,577
6.500% due 02/25/09 - 10/25/42 “ ±	12,231,008	12,559,458
Fannie Mae (IO)
0.950% due 03/25/09 “ §	323,047	4,818
FFCA Secured Lending Corp
7.270% due 09/18/27 ~ “	686,009	700,971
First Nationwide Trust
8.500% due 09/25/31 “	370,133	373,222
Freddie Mac
3.500% due 07/15/32 “	1,347,072	1,335,881
5.000% due 09/15/16 “	7,384,728	7,494,965
6.250% due 04/15/22 “	3,403,596	3,447,699
6.650% due 06/15/23 “	288,056	291,578
7.000% due 09/15/21 “	279,992	280,128
7.500% due 01/15/23 - 10/25/43 “ ±	13,798,931	14,940,549
Freddie Mac (IO)
7.000% due 04/15/23 - 06/15/23 “ ±	65,154	2,570
GMAC Commercial Mortgage Securities Inc (IO)
0.774% due 05/15/35 “ §	13,011,893	327,172
Government National Mortgage Association
5.500% due 11/20/31 “	4,091,117	4,108,992
7.500% due 09/20/26 “	1,572,508	1,663,255
Imperial Savings Association
8.530% due 02/25/18 “ §	9,670	9,685
IndyMac ARM Trust
6.577% due 01/25/32 “ §	658,438	660,469
Lehman Large Loan (IO)
0.852% due 10/12/34 “ §	7,468,716	175,693
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	489,596	487,179
MLCC Mortgage Investors Inc
2.140% due 03/15/25 “ §	11,943,645	11,974,808
Mortgage Capital Funding Inc (IO)
1.495% due 11/20/27 “ §	6,174,728	174,602
Residential Accredit Loans Inc
5.500% due 06/25/17 “	1,375,887	1,395,250
Residential Funding Mortgage Securities I Inc
6.500% due 03/25/24 “	419,497	419,203
Sequoia Mortgage Trust
2.161% due 07/20/33 “ §	7,038,533	6,952,516
Small Business Administration Inc
4.754% due 08/10/14 “	5,000,000	5,030,079
7.452% due 09/01/10 “	319,414	353,914
7.640% due 03/10/10 “	850,018	945,183
8.017% due 02/10/10 “	650,820	731,222
Structured Asset Mortgage Investments Inc
6.519% due 06/25/29 “ §	64,075	64,773
7.102% due 02/25/30 “ §	302,586	306,349
Structured Asset Securities Corp
2.130% due 01/25/33 “ §	195,698	195,538
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	3,450,062	3,590,837
Washington Mutual Inc
3.066% due 02/27/34 “ §	6,191,632	6,216,130
5.143% due 10/25/32 “ §	1,480,171	1,502,785
Washington Mutual MSC Mortgage Inc
5.112% due 02/25/33 “ §	4,559,416	4,615,672
5.750% due 12/25/32 “	1,145,142	1,157,409

		128,033,369

Fannie Mae - 7.72%
3.052% due 03/01/33 “ §	2,830,393	2,877,025
3.320% due 01/01/25 “ §	216,166	225,007
3.355% due 01/01/23 “ §	458,084	474,398
3.437% due 04/01/27 “ §	345,887	362,235
3.448% due 11/01/23 “ §	133	138
3.635% due 12/01/22 “ §	113,552	117,400
3.906% due 05/01/36 “ §	388,132	396,710
4.036% due 05/01/36 “ §	382,834	393,108
4.139% due 05/01/36 “ §	11,933,976	12,255,265
5.000% due 03/01/34 # “	467,278	463,702

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
5.039% due 09/01/34 “ §	$6,676,473	$6,760,312
5.500% due 10/14/34 # “	85,500,000	86,648,949
5.500% due 12/01/14 - 06/01/23 “ ±	23,670,120	24,273,647
6.000% due 04/01/16 - 07/01/23 “ ±	66,038,443	68,888,104
6.500% due 09/01/05 - 01/01/30 “ ±	17,314,501	18,331,225
6.825% due 08/01/09 “	953,021	1,058,705
6.875% due 08/01/09 “	953,547	1,061,169
6.900% due 09/01/09 “	567,535	632,113
8.000% due 04/01/30 - 08/01/30 “ ±	102,085	111,094

		225,330,306

Federal Housing Authority - 0.33%
7.422% due 09/01/19 “	1,155,386	1,168,405
7.430% due 10/01/20 - 10/01/24 “ ±	7,797,100	7,879,377
7.860% due 11/01/22 “	405,211	409,777

		9,457,559

Freddie Mac - 1.62%
3.387% due 01/01/28 “ §	189,821	195,402
3.464% due 05/01/23 “ §	41,916	43,785
4.000% due 07/01/18 “	9,257	9,054
5.500% due 03/01/23 - 01/01/30 “ ±	18,664,310	19,066,451
5.820% due 03/01/32 “ §	2,623,611	2,695,477
5.850% due 07/01/32 “ §	559,935	575,329
5.910% due 03/01/32 “ §	1,006,185	1,025,385
6.000% due 07/01/06 - 10/01/22 “ ±	11,850,448	12,344,212
6.041% due 05/01/32 “ §	522,950	537,880
6.500% due 01/01/15 - 05/01/17 “ ±	10,226,859	10,831,052
9.000% due 12/01/04 “	195	197

		47,324,224

Government National Mortgage Association - 1.91%
2.750% due 03/20/32 “ §	729,043	729,910
3.000% due 09/20/31 - 01/20/33 “ § ±	7,394,663	7,390,140
3.250% due 03/20/28 - 03/20/29 “ § ±	246,640	246,493
3.375% due 05/20/22 - 06/20/32 “ § ±	19,062,032	19,275,811
3.500% due 09/20/30 - 03/20/33 “ § ±	5,990,152	6,046,033
3.750% due 03/20/29 “ §	310,132	314,555
4.000% due 09/20/30 - 03/20/33 “ § ±	2,087,733	2,110,340
4.500% due 09/20/32 - 11/20/32 “ § ±	706,542	709,730
4.625% due 12/20/22 - 12/20/26 “ § ±	4,922,667	5,005,491
4.750% due 07/20/23 - 09/20/27 “ § ±	2,216,431	2,248,458
5.125% due 11/20/24 “ §	236,142	240,999
5.250% due 08/20/20 - 07/20/24 “ § ±	391,744	399,147
6.000% due 08/15/31 “	69,050	71,763
7.500% due 04/15/30 - 12/15/31 “ ±	748,992	807,197
8.000% due 12/15/29 - 08/15/32 “ ±	4,032,641	4,403,673
8.500% due 09/15/16 - 01/15/31 “ ±	5,034,985	5,538,149
9.000% due 02/15/17 - 04/15/20 “ ±	51,131	57,724
9.500% due 04/15/18 “	560	635
10.000% due 05/15/19 - 02/15/25 “ ±	74,896	84,420

		55,680,668

Total Mortgage-Backed Securities (Cost $462,716,790)		465,826,126

ASSET-BACKED SECURITIES - 1.91%
ABFS Mortgage Loan Trust
6.455% due 09/25/29 “	2,815,714	2,906,842
Ameriquest Mortgage Securities Inc
2.000% due 12/25/33 “ §	430,805	431,113
2.660% due 10/25/31 “ §	3,000,000	3,014,896
Asset-Backed Securities Corp Home Equity
2.060% due 08/15/32 “ §	354,439	354,744
Bank One Issuance Trust 1.810% due 10/15/08 “ §	14,600,000	14,618,691
Chase Credit Card Master Trust
1.810% due 07/16/07 “ §	2,485,000	2,487,268
Chase Funding Loan Acquisition Trust
2.080% due 04/25/31 “ §	74,617	74,752
Conseco Finance Securitizations Corp
7.350% due 10/15/30 “	1,463,642	1,466,365
ContiMortgage Home Equity Loan Trust
6.470% due 12/25/13 “	1,529,438	1,559,147
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	293,093	302,487
First Franklin Mortgage Loan Asset-Backed Certs
2.800% due 02/25/33 “ §	2,725,124	2,732,890
IMC Home Equity Loan Trust
6.340% due 08/20/29 “	1,109,721	1,122,564
MBNA Master Credit Card Trust
6.450% due 02/15/08 “	2,500,000	2,573,139
Mid-State Trust
7.340% due 07/01/35 “	3,280,974	3,531,265
7.791% due 03/15/38 “	1,393,574	1,554,204
8.330% due 04/01/30 “	8,921,701	9,666,340
NPF XII Inc
2.200% due 12/01/03 ~ “ § ¤	6,000,000	655,537
Oakwood Mortgage Investors Inc
6.890% due 11/15/32 “	1,000,000	270,625
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “	864,000	155,486
Renaissance Home Equity Loan Trust
2.280% due 08/25/33 “ §	4,119,722	4,126,588
Sallie Mae
1.860% due 04/25/11 “ §	2,141,183	2,146,307

Total Asset-Backed Securities (Cost $54,811,403)		55,751,250

U.S. GOVERNMENT AGENCY ISSUES - 0.98%
Fannie Mae
5.000% due 07/29/19 #	17,000,000	17,426,564
Small Business Administration Participation Certs
6.120% due 09/01/21	4,068,249	4,372,278
Tennessee Valley Authority
4.875% due 12/15/16	6,500,000	6,904,846

Total U.S. Government Agency Issues (Cost $28,313,704)		28,703,688

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 20.01%
U.S. Treasury Bonds - 6.27%
7.250% due 08/15/22	$6,100,000	$7,856,135
7.500% due 11/15/16 †	136,270,000	175,165,546

		183,021,681

U.S. Treasury Inflation Index Bonds - 8.43%
3.000% due 07/15/12 † *	316,035	350,046
3.500% due 01/15/11 † *	26,227,548	29,693,492
3.625% due 01/15/08 † *	45,314,033	49,709,177
3.875% due 01/15/09 † *	116,648,940	131,353,122
4.250% due 01/15/10 † *	30,002,570	34,829,954

		245,935,791

U.S. Treasury Notes - 5.31%
1.250% due 05/31/05 †	60,600,000	60,306,514
1.625% due 04/30/05 †	86,500,000	86,331,066
3.000% due 02/15/09 †	2,600,000	2,574,712
3.375% due 12/15/08 †	5,700,000	5,737,631

		154,949,923

Total U.S. Treasury Obligations (Cost $577,910,912)		583,907,395

FOREIGN GOVERNMENT BONDS - 5.52%
Bundesrepublik Deutschland (Germany)
5.000% due 07/04/11	EUR 1,200,000	1,611,351
Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~	$8,100,000	8,355,571
Hydro Quebec (Canada)
8.625% due 06/15/29 †	1,000,000	1,442,946
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,175,284
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	473,734
Republic of Brazil (Brazil)
2.063% due 04/15/06 §	5,264,000	5,258,657
2.125% due 04/15/09 §	1,485,356	1,458,449
2.125% due 04/15/12 §	941,180	877,824
11.500% due 03/12/08	12,620,000	14,607,650
12.250% due 03/06/30	1,250,000	1,550,000
Republic of Panama (Panama)
8.250% due 04/22/08	1,500,000	1,657,500
8.875% due 09/30/27	8,500,000	8,967,500
9.375% due 01/16/23	9,500,000	10,402,500
10.750% due 05/15/20	290,000	349,450
Republic of Peru (Peru)
4.500% due 03/07/17 §	950,000	850,694
9.125% due 02/21/12	11,600,000	13,050,000
9.875% due 02/06/15	2,000,000	2,310,000
Republic of South Africa (South Africa)
7.375% due 04/25/12	320,000	361,600
9.125% due 05/19/09 †	500,000	593,750
State of Qatar (Qatar)
9.500% due 05/21/09	230,000	282,670
United Kingdom Gilt (United Kingdom)
4.000% due 03/07/09	GBP 29,600,000	51,997,200
United Mexican States (Mexico)
8.000% due 09/24/22	$6,500,000	7,345,000
8.300% due 08/15/31	15,900,000	18,126,000
8.375% due 01/14/11	3,750,000	4,406,250

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/05 §	21,250,000	430,312
0.000% due 06/30/06 §	21,250,000	525,938
0.000% due 06/30/07 §	21,250,000	462,188

Total Foreign Government Bonds (Cost $147,339,550)		160,930,018

	Principal
	Amount
MUNICIPAL BONDS - 2.84%
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,219,908
California State Economic Recovery ‘A’
5.250% due 07/01/13	5,500,000	6,208,965
Cook County IL ‘B’
5.250% due 11/15/14	5,000,000	5,631,650
Georgia State ‘B’
5.000% due 05/01/20	2,750,000	2,941,015
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,315,080
Golden State Tobacco Securitization Corp CA
6.250% due 06/01/33	400,000	378,612
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	5,500,000	6,476,745
Honolulu City & County HI ‘A’
5.000% due 07/01/23	3,080,000	3,247,367
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,083,150
King City Washington Sewer Revenue ‘A’
5.000% due 01/01/35	4,700,000	4,772,803
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,094,450
New Mexico Mortgage Finance Authority
7.070% due 03/01/28	340,000	360,111
New York City Transitional Finance Authority
4.750% due 11/01/23	1,000,000	1,020,330
Pierce County School District WA
5.000% due 12/01/23	3,000,000	3,142,590
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	521,025
South Central Regional Water Authority Revenue CT
5.000% due 08/01/26 #	3,210,000	3,341,257
State of Minnesota
5.000% due 08/01/10	4,000,000	4,449,160
5.000% due 08/01/11	6,345,000	7,101,641
5.000% due 08/01/12	7,420,000	8,337,483
Tobacco Settlement Authority IA ‘B’
5.600% due 06/01/35	1,200,000	974,952
Tobacco Settlement Financing Corp LA
5.875% due 05/15/39	3,890,000	3,322,254
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	1,515,000	1,323,019
6.750% due 06/01/39	3,535,000	3,393,353
Tobacco Settlement Financing Corp RI
6.250% due 06/01/42	900,000	794,646
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	5,896,125
Virginia Housing Development Authority
5.350% due 07/01/31	1,500,000	1,540,814

Total Municipal Bonds (Cost $80,341,894)		82,888,505

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Notional
	Amount	Value
PURCHASED CALL OPTIONS - 0.08%
30-Year Swaption (3-month LIBOR vs. 5.750%) (OTC) Strike @ 5.75 Exp. 04/27/09 28,200,000 Contracts	$28,200,000	$2,288,938
30-Year U.S. Treasury Note December Futures (CBOT) Strike @ 114.00 Exp. 11/26/04 100 Contracts	10,000,000	87,500

Total Purchased Call Options (Cost $1,586,707)		2,376,438

PURCHASED PUT OPTIONS - 0.06%
Euro-Bobl November Futures (EUX) Strike @ 102.00 Exp. 11/23/04 70 Contracts	EUR 7,000,000	—
Euro-Bobl November Futures (EUX) Strike @ 104.75 Exp. 11/23/04 240 Contracts	24,000,000	—
Euro-Bund November Futures (OTC) Strike @ 106.00 Exp. 11/22/04 15 Contracts	1,500,000	—
Eurodollar March Futures (CME) Strike @ 93.25 Exp. 03/14/05 818 Contracts	$818,000,000	5,112
Eurodollar March Futures (CME) Strike @ 93.50 Exp. 03/14/05 500 Contracts	500,000,000	3,125
Eurodollar March Futures (CME) Strike @ 93.75 Exp. 03/14/05 759 Contracts	759,000,000	4,744
Eurodollar June Futures (CME) Strike @ 94.75 Exp. 06/13/05 770 Contracts	770,000,000	4,812
Eurodollar December Futures (CME) Strike @ 95.25 Exp. 12/13/04 728 Contracts	728,000,000	4,550
30-Year Swaption (3-month LIBOR vs. 6.250%) (OTC) Strike @ 6.25 Exp. 04/27/09 28,200,000 Contracts	28,200,000	1,652,633

Total Purchased Put Options (Cost $2,013,355)		1,674,976

	Principal
	Amount
SHORT-TERM INVESTMENTS - 46.64%
Certificates of Deposit - 6.31%
Bank of America Corp
1.640% due 11/10/04	49,900,000	49,900,000
Citibank NA
1.650% due 11/15/04	50,300,000	50,300,000
1.650% due 11/19/04	200,000	200,000
1.660% due 11/23/04	200,000	200,000
1.750% due 12/07/04	400,000	398,604
1.805% due 12/10/04	26,600,000	26,502,644
Wells Fargo & Co
1.620% due 10/06/04	56,600,000	56,600,000

		184,101,248

Commercial Paper - 16.48%
Altria Group Inc
2.394% due 10/29/04	9,000,000	9,000,000
Bank of Ireland (Ireland)
1.960% due 01/27/05	29,200,000	29,011,076
Danske Corp
1.785% due 12/16/04	3,400,000	3,386,400
1.845% due 12/20/04	80,300,000	79,960,331
1.850% due 12/27/04	4,300,000	4,280,091
1.940% due 01/31/05	200,000	198,656
Fortis Funding LLC
1.965% due 02/01/05	48,900,000	48,568,458
HBOS Treasury Services PLC (United Kingdom)
1.320% due 10/01/04	2,800,000	2,800,000
1.960% due 01/25/05	80,300,000	79,790,095
Nordea North America Inc
1.955% due 01/28/05	11,900,000	11,822,293
Rabobank USA Financial Corp
1.860% due 10/01/04	80,300,000	80,300,000
Royal Bank of Scotland PLC (United Kingdom)
1.780% due 12/10/04	26,100,000	26,004,474
Total SA (France)
1.880% due 10/01/04	17,600,000	17,600,000
UBS Finance DE LLC
1.570% due 10/25/04	14,600,000	14,584,719
1.575% due 11/09/04	13,400,000	13,377,136
1.675% due 11/24/04	25,300,000	25,236,434
1.690% due 11/29/04	9,500,000	9,471,025
1.700% due 11/30/04	4,700,000	4,685,430
1.835% due 12/22/04	20,100,000	20,012,766
1.850% due 12/21/04	400,000	398,284
1.940% due 01/25/05	200,000	198,730

		480,686,398

Mortgage-Backed Security - 0.42%
Fannie Mae
1.000% due 10/01/04	12,300,000	12,300,000

U.S. Government Agency Issues - 20.32%
Fannie Mae
1.180% due 11/01/04	55,000,000	54,925,170
1.455% due 10/06/04	55,800,000	55,788,704
1.530% due 10/20/04	54,800,000	54,755,242
1.595% due 12/01/04	28,900,000	28,808,676
1.690% due 11/08/04	29,000,000	28,948,267
1.720% due 11/12/04 †	600,000	598,751
1.735% due 11/15/04	100,000	99,776
1.760% due 12/08/04	29,000,000	28,897,050
1.800% due 11/29/04	200,000	199,390
1.820% due 12/22/04	40,900,000	40,722,494
Federal Home Loan Bank
1.439% due 10/08/04	28,600,000	28,591,714
1.580% due 10/04/04 †	25,000,000	24,996,708
Freddie Mac
1.450% due 10/05/04	21,500,000	21,496,536
1.475% due 10/01/04	20,500,000	20,500,000
1.520% due 10/13/04	20,500,000	20,489,613
1.540% due 10/18/04	27,400,000	27,380,204
1.540% due 11/08/04	27,900,000	27,854,647
1.545% due 10/25/04	35,100,000	35,063,770
1.545% due 11/12/04	34,300,000	34,237,967
1.560% due 10/20/04	23,400,000	23,380,734
1.570% due 11/15/04	7,100,000	7,086,066
1.575% due 11/24/04	28,200,000	28,133,589

		592,955,068

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Bills - 2.90%
1.515% due 12/09/04 †	$36,200,000	$36,087,961
1.575% due 12/02/04 ‡	16,200,000	16,155,887
1.646% due 12/16/04 ‡	32,475,000	32,364,553

		84,608,401

Repurchase Agreement - 0.21%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $6,039,185; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $6,165,886)	6,039,000	6,039,000

Total Short-Term Investments (Cost $1,360,846,576)		1,360,690,115

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 104.11% (Cost $3,000,839,714)		3,037,454,196

	Shares
SECURITIES LENDING COLLATERAL - 15.00%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $437,726,403)	437,726,403	437,726,403

TOTAL INVESTMENTS - 119.11% (Cost $3,438,566,117)		3,475,180,599

OTHER ASSETS & LIABILITIES, NET - (19.11%)		(557,461,989)

NET ASSETS - 100.00%		$2,917,718,610

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $47,822,651 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

			Unrealized
	Number of	Notional	Appreciation
Type	Contracts	Amount	(Depreciation)

Euro-Bobl 5-Year Notes (12/04)	1,522	EUR 152,200,000	$698,361
Euro-Bund 10-Year Notes (12/04)	2,900	290,000,000	2,085,982
Eurodollar (03/05)	1,187	$1,187,000,000	(29,675)
Eurodollar (06/05)	2,500	2,500,000,000	733,787
Eurodollar (09/05)	93	93,000,000	(2,690)
Eurodollar (12/06)	252	252,000,000	683,550
Japanese 10-Year Bond (12/04)	33	JPY 3,300,000,000	452,709
Municipal Bond (12/04)	23	$2,300,000	(14,375)
90-Day GBP LIBOR (12/04)	219	GBP 109,500,000	(116,106)
90-Day GBP LIBOR (03/05)	1,250	625,000,000	(499,285)
U.S. Treasury 5-Year Notes (12/04)	658	$65,800,000	584,469
U.S. Treasury 10-Year Notes (12/04)	5,311	531,100,000	5,778,564
U.S. Treasury 30-Year Bonds (12/04)	3,494	349,400,000	39,367

			$10,394,658

(b) Restricted securities as of September 30, 2004:

Issuer and			Value as a %
Acquisition Dates	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$17,200,000	$17,188,562	0.59%
Nextel Communications Inc 03/17/04 - 03/25/04	12,072,615	12,057,533	0.41%
Northwest Airlines Corp 10/29/97	2,902,354	1,278,064	0.05%

	$32,174,969	$30,524,159	1.05%

(c) Transactions in written options for the period ended September 30, 2004, were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2003	840,600,000	$14,810,260
Call Options Writen	150	126,000
Put Options Written	447	228,547
Call Options Repurchased	(92,500,000)	(1,447,625)
Put Options Repurchased	(92,500,000)	(1,165,500)

Outstanding, September 30, 2004	655,600,597	$12,551,682

(d) Premiums received and value of written options outstanding as of September 30, 2004:

	Notional
Type	Amount	Premium	Value

Call - OTC 10-Year Swaption (3 month LIBOR vs. 4.000%) Strike @ 4.00 Exp. 10/07/04	$32,300,000	$810,730	$32
Put - OTC 10-Year Swaption (3 month LIBOR vs. 6.000%) Strike @ 6.00 Exp. 10/07/04	51,300,000	1,631,340	51
Call - U.S. Treasury 10-Year Notes Strike @ 114.00 Exp. 11/26/04	15,000,000	126,000	86,719
Call - OTC 7-Year Swaption (3 month LIBOR vs. 5.000%) Strike @ 5.00 Exp. 01/07/05	61,000,000	1,656,150	2,724,443
Put - OTC 7-Year Swaption (3 month LIBOR vs. 7.000%) Strike @ 7.00 Exp. 01/07/05	61,000,000	1,262,700	122
Call - OTC 7-Year Swaption (3 month LIBOR vs. 4.000%) Strike @ 4.00 Exp. 09/23/05	67,500,000	1,145,690	759,240
Put - OTC 7-Year Swaption (3 month LIBOR vs. 6.000%) Strike @ 6.00 Exp. 09/23/05	10,900,000	369,510	66,218
Put - OTC 7-Year Swaption (3 month LIBOR vs. 7.000%) Strike @ 7.00 Exp. 09/23/05	56,600,000	871,640	99,843
Call - OTC 7-Year Swaption (3 month LIBOR vs. 4.000%) Strike @ 4.00 Exp. 10/31/05	157,500,000	2,464,875	1,830,780
Put - OTC 7-Year Swaption (3 month LIBOR vs. 7.000%) Strike @ 7.00 Exp. 10/31/05	157,500,000	1,984,500	368,865
Put - 90-Day GBP LIBOR Strike @ 94.25 Exp. 12/15/05	GBP 223,500,000	228,547	5,055

		$12,551,682	$5,941,368

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

(e) Investments sold short outstanding as of September 30, 2004:

	Principal
Type	Amount	Value

U.S. Treasury Notes
3.250% due 08/15/07 #	$259,300,000	($262,247,722)
3.625% due 05/15/13 #	145,000,000	(141,499,700)
4.000% due 11/15/12 #	56,100,000	(56,389,308)

Total Investments sold short (Proceeds $459,531,348)		($460,136,730)

(f) Swap agreements outstanding as of September 30, 2004:

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)

Receive total return on the Lehman Brothers CMBS Index and pay floating rate based on the 1-month USD-LIBOR minus 39 basis points.
Broker: Bank of America Corp Exp. 11/01/04	$2,400,000	$—
Receive total return on the Lehman Brothers CMBS Index and pay floating rate based on the 1-month USD-LIBOR minus 40 basis points.
Broker: Wachovia Securities Inc Exp. 04/01/05	8,500,000	—
Receive fixed rate equal to 1.000% and pay to the counterparty at par in the event of default of the Russian Federation Government Bond 5.000% due 03/31/30.
Broker: Lehman Brothers Holdings Inc Exp. 07/24/05	900,000	1,339
Receive fixed rate equal to 4.000% and pay floating rate based on 6-month GBP-LIBOR.
Broker: The Goldman Sachs Group Inc Exp. 09/15/05	GBP 29,100,000	(64,365)
Receive fixed rate equal to 3.000% and pay floating rate based on 3-month USD-LIBOR.
Broker: Lehman Brothers Holdings Inc Exp. 06/15/06	$2,000,000	(2,581)
Receive fixed rate equal to 4.000% and pay floating rate based on 3-month USD-LIBOR.
Broker: The Goldman Sachs Group Inc Exp. 12/15/06	208,400,000	33,689
Broker: The Goldman Sachs Group Inc Exp. 08/15/07	221,900,000	(815,016)
Broker: The Goldman Sachs Group Inc Exp. 12/15/07	13,600,000	142,732
Receive fixed rate equal to 4.500% and pay floating rate based on 3-month SEK-LIBOR.
Broker: JPMorgan Chase & Co Exp. 06/17/08	SEK 576,300,000	458,089
Broker: Merrill Lynch & Co Inc Exp. 06/17/08	544,800,000	465,791
Receive from the counterparty at par in the event of default of the Johnson & Johnson 3.800% due 05/15/13 and pay fixed rate equal to 0.110%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	$7,900,000	($5,497)
Receive from the counterparty at par in the event of default of The Home Depot Inc 5.375% due 04/01/06 and pay fixed rate equal to 0.120%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	7,900,000	6,259
Receive from the counterparty at par in the event of default of the E.I. du Pont de Nemours & Co 6.875% due 10/15/09 and pay fixed rate equal to 0.130%.
Broker: Bank of America Corp Exp. 12/20/08	7,200,000	2,254
Receive from the counterparty at par in the event of default of the Wal-Mart Stores Inc 6.875% due 08/10/09 and pay fixed rate equal to 0.140%.
Broker: Barclays Bank PLC Exp. 12/20/08	800,000	1,120
Broker: Citigroup Inc Exp. 12/20/08	12,600,000	17,646
Receive from the counterparty at par in the event of default of the Wal-Mart Stores Inc 3.375% due 10/01/08 and pay fixed rate equal to 0.140%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	400,000	560
Receive from the counterparty at par in the event of default of the Wal-Mart Stores Inc 4.550% due 05/01/13 and pay fixed rate equal to 0.150%.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	1,302
Receive from the counterparty at par in the event of default of the Eli Lilly & Co 6.000% due 03/15/12 and pay fixed rate equal to 0.160%.
Broker: Barclays Bank PLC Exp. 12/20/08	8,700,000	13,095
Receive from the counterparty at par in the event of default of the Emerson Electric Co 4.625% due 10/15/12 and pay fixed rate equal to 0.210%.
Broker: Morgan Stanley Exp. 12/20/08	6,000,000	(4,672)
Receive from the counterparty at par in the event of default of the Gannett Co Inc 6.375% due 04/01/12 and pay fixed rate equal to 0.220%.
Broker: Merrill Lynch & Co Inc Exp. 12/20/08	2,200,000	6,957

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)

Receive from the counterparty at par in the event of default of the Costco Wholesale Corp 5.500% due 03/15/07 and pay fixed rate equal to 0.240%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	$1,700,000	($2,041)
Receive from the counterparty at par in the event of default of The Allstate Corp 6.125% due 02/15/12 and pay fixed rate equal to 0.260%.
Broker: Morgan Stanley Exp. 12/20/08	10,000,000	(11,223)
Receive from the counterparty at par in the event of default of the Eaton Corp 5.750% due 07/15/12 and pay fixed rate equal to 0.280%.
Broker: The Bear Stearns Cos Inc Exp. 12/20/08	8,000,000	(27,701)
Receive from the counterparty at par in the event of default of the Fedex Corp 7.250% due 02/15/11 and pay fixed rate equal to 0.290%.
Broker: Barclays Bank PLC Exp. 12/20/08	2,400,000	8,831
Broker: Citigroup Inc Exp. 12/20/08	3,500,000	12,879
Receive from the counterparty at par in the event of default of the TRW Inc 7.125% due 06/01/09 and pay fixed rate equal to 0.290%.
Broker: The Bear Stearns Cos Inc Exp. 12/20/08	1,000,000	3,212
Broker: UBS Securities Inc Exp. 12/20/08	1,100,000	3,533
Receive from the counterparty at par in the event of default of the Whirlpool Corp 8.600% due 05/01/10 and pay fixed rate equal to 0.290%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,800,000	43,119
Receive from the counterparty at par in the event of default of the Mascotech Inc 5.875% due 07/15/12 and pay fixed rate equal to 0.300%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,300,000	3,362
Receive from the counterparty at par in the event of default of the Hewlett-Packard Co 6.500% due 07/01/12 and pay fixed rate equal to 0.320%.
Broker: The Bear Stearns Cos Inc Exp. 12/20/08	9,600,000	(22,734)
Receive from the counterparty at par in the event of default of the Ingersoll-Rand Co Ltd 6.480% due 06/01/25 and pay fixed rate equal to 0.320%.
Broker: Merrill Lynch & Co Inc Exp. 12/20/08	4,900,000	1,499
Receive from the counterparty at par in the event of default of the RadioShack Corp 7.375% due 05/15/11 and pay fixed rate equal to 0.350%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,300,000	6,912
Receive from the counterparty at par in the event of default of the Federated Department Stores Inc 6.625% due 04/01/11 and pay fixed rate equal to 0.410%.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	3,739
Receive from the counterparty at par in the event of default of the Lockheed Martin Corp 8.200% due 12/01/09 and pay fixed rate equal to 0.440%.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	(3,966)
Receive from the counterparty at par in the event of default of the Carnival Corp 6.150% due 04/15/08 and pay fixed rate equal to 0.480%.
Broker: ABN Amro Securities LLC Exp. 12/20/08	1,100,000	(4,230)
Receive from the counterparty at par in the event of default of the Northrop Grumman Corp 7.125% due 02/15/11 and pay fixed rate equal to 0.480%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,200,000	(13,840)
Receive from the counterparty at par in the event of default of The Walt Disney Co 6.375% due 03/01/12 and pay fixed rate equal to 0.530%.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	(7,966)
Receive from the counterparty at par in the event of default of the Lockheed Martin Corp 8.200% due 12/01/09 and pay fixed rate equal to 0.530%
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,200,000	(21,170)
Receive from the counterparty at par in the event of default of the Clear Channel Communications Inc 7.650% due 09/15/10 and pay fixed rate equal to 0.610%.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	6,700
Receive from the counterparty at par in the event of default of The Walt Disney Co 6.375% due 03/01/12 and pay fixed rate equal to 0.670%.
Broker: Barclays Bank PLC Exp. 12/20/08	3,900,000	(45,560)

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)

Receive from the counterparty at par in the event of default of the Albertson’s Inc 7.500% due 02/15/11 and pay fixed rate equal to 0.680%.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	$1,300,000	($10,634)
Receive from the counterparty at par in the event of default of the Goodrich Corp 7.625% due 12/15/12 and pay fixed rate equal to 0.900%.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	(16,874)
Receive from the counterparty at par in the event of default of the Goodrich Corp 7.625% due 12/15/12 and pay fixed rate equal to 0.970%.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,200,000	(50,351)
Receive from the counterparty at par in the event of default of the Capital One Financial Corp 4.875% due 05/15/08 and pay fixed rate equal to 1.090%.
Broker: The Bear Stearns Cos Inc Exp. 12/20/08	2,200,000	(50,102)
Receive from the counterparty at par in the event of default of the Capital One Financial Corp 8.750% due 02/01/07 and pay fixed rate equal to 1.350%.
Broker: JPMorgan Chase & Co Exp. 12/20/08	900,000	(29,750)
Receive fixed rate equal to 4.000% and pay floating rate based on 3-month USD-LIBOR.
Broker: Morgan Stanley Exp. 12/15/09	75,000,000	3,019,934
Broker: UBS Securities Inc Exp. 12/15/09	103,400,000	3,167,233
Receive floating rate based on 6-month JPY-LIBOR and pay fixed rate equal to 2.000%.
Broker: Morgan Stanley Exp. 06/15/12	JPY 2,490,000,000	(595,794)
Broker: The Goldman Sachs Group Inc Exp. 06/15/12	786,100,000	(162,415)
Broker: UBS Securities Inc Exp. 06/15/12	1,000,000,000	(313,055)
Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 5.000%.
Broker: Citibank NA Exp. 06/17/12	EUR 31,000,000	(3,128,886)
Broker: UBS Securities Inc Exp. 12/15/14	220,700,000	(11,983,352)
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 5.000%.
Broker: Barclays Bank PLC Exp. 12/15/14	$33,800,000	268,466
Broker: Lehman Brothers Holdings Inc Exp. 12/15/14	20,600,000	240,459
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 6.000%.
Broker: The Goldman Sachs Group Inc Exp. 12/15/24	171,000,000	(17,394,672)
Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 6.175%.
Broker: The Goldman Sachs Group Inc Exp. 05/22/30	EUR 3,580,000	(993,727)
Receive floating rate based on 6-month GBP-LIBOR and pay fixed rate equal to 5.000%.
Broker: Barclays Bank PLC Exp. 06/18/34	GBP 15,900,000	(420,989)
Broker: JPMorgan Chase & Co Exp. 06/18/34	1,900,000	(23,986)
Broker: UBS Securities Inc Exp. 06/18/34	3,100,000	(48,623)
Receive fixed rate equal to 6.000% and pay floating rate based on 6-month EUR-LIBOR.
Broker: JPMorgan Chase & Co Exp. 06/18/34	EUR 29,800,000	745,093

		($27,589,968)

(g) Notional and principal amount denoted in the indicated currency:

BRL — Brazilian Real	MXN — Mexican Peso
CLP — Chilean Peso	PEN — Peruvian Nuevo Sol
CNY — Chinese Yuan	PLN — Polish Zloty
EUR — Eurodollar	RUB — Russian Ruble
GBP — British Pound	SEK — Swedish Krona
HKD — Hong Kong Dollar	SGD — Singapore Dollar
INR — Indian Rupee	SKK — Slovakian Koruna
JPY — Japanese Yen	TWD — Taiwan Dollar
KRW — Korean Won

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

(h) Forward foreign currency contracts outstanding as of September 30, 2004, were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	BRL	1,663,200	10/04	$48,973
Buy	BRL	1,664,880	11/04	31,219
Buy	BRL	2,229,000	12/04	20,581
Buy	CLP	616,378,300	11/04	47,702
Buy	CLP	450,272,860	12/04	6,538
Buy	CNY	90,821,250	09/05	(201,961)
Sell	EUR	5,446,000	10/04	(142,683)
Sell	GBP	33,686,000	10/04	(1,097,122)
Buy	HKD	4,355,120	11/04	(449)
Buy	HKD	5,775,785	12/04	(97)
Buy	INR	53,088,280	12/04	(8,747)
Buy	JPY	6,260,162,000	10/04	196,387
Buy	KRW	652,120,000	11/04	3,503
Buy	KRW	876,740,000	12/04	(3,622)
Buy	MXN	20,659,673	12/04	16,911
Buy	PEN	2,720,578	12/04	4,919
Buy	PLN	2,213,897	11/04	8,773
Buy	PLN	2,222,019	12/04	8,542
Buy	RUB	15,965,600	11/04	5,443
Buy	RUB	22,644,163	12/04	1,122
Buy	SGD	946,764	11/04	9,234
Buy	SGD	1,266,629	12/04	2,678
Buy	SKK	26,142,260	12/04	9,840
Buy	TWD	18,546,640	11/04	321
Buy	TWD	24,675,030	12/04	(4,407)

				($1,036,402)

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.05%
Autos & Transportation - 8.39%
Alexander & Baldwin Inc †	135,200	$4,588,688
Arctic Cat Inc	53,700	1,393,515
Arkansas Best Corp	177,700	6,507,374
ArvinMeritor Inc †	267,100	5,008,125
Frontline Ltd † (Bermuda)	137,400	6,483,906
Ship Finance International Ltd † (Bermuda)	11,135	223,814
Teekay Shipping Corp † (Bahamas)	135,200	5,825,768
Tidewater Inc	162,300	5,282,865
USF Corp	137,500	4,934,875

		40,248,930

Consumer Discretionary - 11.18%
Banta Corp	127,800	5,080,050
Bob Evans Farms Inc	185,800	5,046,328
Brown Shoe Co Inc	151,300	3,791,578
Burlington Coat Factory Warehouse Corp †	219,700	4,664,231
Callaway Golf Co †	392,800	4,151,896
Intrawest Corp (Canada)	305,400	5,784,276
Kellwood Co †	135,300	4,931,685
Landry’s Restaurants Inc	174,000	4,748,460
Libbey Inc	134,200	2,509,540
Russell Corp	237,600	4,001,184
Sturm Ruger & Co Inc †	219,600	1,978,596
The Cato Corp ‘A’ †	168,000	3,738,000
World Fuel Services Corp †	90,400	3,236,320

		53,662,144

Consumer Staples - 5.65%
Casey’s General Stores Inc †	256,600	4,770,194
Fresh Del Monte Produce Inc (Cayman)	199,300	4,964,563
Ruddick Corp	227,900	4,475,956
Sensient Technologies Corp †	223,900	4,845,196
Universal Corp VA	107,500	4,798,800
Weis Markets Inc	95,600	3,238,928

		27,093,637

Energy - 8.10%
Arch Coal Inc †	130,100	4,617,249
Berry Petroleum Co ‘A’	151,600	5,568,268
Cabot Oil & Gas Corp	138,200	6,205,180
Holly Corp	26,800	683,400
Massey Energy Co	195,100	5,644,243
Penn Virginia Corp †	125,400	4,964,586
Range Resources Corp †	304,000	5,316,960
St. Mary Land & Exploration Co †	147,900	5,887,899

		38,887,785

Financial Services - 15.79%
AMCORE Financial Inc	124,400	3,530,472
AmerUs Group Co †	110,100	4,514,100
BancorpSouth Inc	191,800	4,409,482
CBL & Associates Properties Inc	65,400	3,986,130
Commercial Federal Corp	145,200	3,917,496
Delphi Financial Group ‘A’	120,199	4,828,394
Equity One Inc	220,400	4,324,248
First Industrial Realty Trust Inc †	134,600	4,966,740
Healthcare Realty Trust Inc	130,900	5,110,336
HRPT Properties Trust †	416,400	4,576,236
LandAmerica Financial Group Inc †	84,900	3,862,950
Nationwide Health Properties Inc	232,500	4,824,375
New Plan Excel Realty Trust Inc	127,900	3,197,500
Old National Bancorp IN †	182,815	4,541,124
Scottish Re Group Ltd † (Bermuda)	227,200	4,809,824
Shurgard Storage Centers Inc ‘A’	113,700	4,411,560
Susquehanna Bancshares Inc	175,500	4,317,300
Washington Federal Inc	66,080	1,661,912

		75,790,179

Health Care - 4.53%
Arrow International Inc	184,400	5,513,560
Invacare Corp †	112,600	5,179,600
Landauer Inc	84,000	3,942,120
Owens & Minor Inc	183,400	4,658,360
West Pharmaceutical Services Inc	117,600	2,451,960

		21,745,600

Materials & Processing - 17.90%
Acuity Brands Inc	201,200	4,782,524
Albany International Corp ‘A’	162,900	4,856,049
Barnes Group Inc †	142,700	3,919,969
Commercial Metals Co †	143,000	5,679,960
Corn Products International Inc	97,000	4,471,700
Ennis Inc †	112,900	2,418,318
Goldcorp Inc (Canada)	341,200	4,729,032
Harsco Corp	115,900	5,203,910
IAMGOLD Corp (Canada)	783,100	6,288,293
Lennox International Inc †	308,900	4,614,966
Lubrizol Corp	149,800	5,183,080
Methanex Corp (Canada)	352,300	5,309,161
Precision Castparts Corp	29,800	1,789,490
Rock-Tenn Co ‘A’	237,200	3,733,528
RPM International Inc	306,300	5,406,195
Universal Forest Products Inc	122,400	4,186,080
Valmont Industries Inc	158,700	3,312,069
WD-40 Co †	166,500	4,761,900
York International Corp †	166,800	5,269,212

		85,915,436

Multi-Industry - 2.34%
Kaman Corp ‘A’	99,900	1,192,806
Lancaster Colony Corp	112,400	4,739,346
Teleflex Inc	124,400	5,287,000

		11,219,152

Producer Durables - 5.31%
Chicago Bridge & Iron Co NV ‘NY’ † (Netherlands)	205,300	6,156,947
Crane Co	147,300	4,259,916
Curtiss-Wright Corp †	91,900	5,259,437
Lincoln Electric Holdings Inc	155,900	4,889,024
Regal-Beloit Corp †	203,400	4,920,246

		25,485,570

Technology - 0.90%
Methode Electronics Inc †	336,500	4,303,835

Utilities - 11.96%
Atmos Energy Corp	172,500	4,345,275
Cleco Corp †	278,700	4,804,788
Energen Corp	100,300	5,170,465
National Fuel Gas Co †	170,700	4,835,931
Nicor Inc †	129,500	4,752,650
Northwest Natural Gas Co	140,400	4,454,892
Peoples Energy Corp †	119,800	4,993,264
PNM Resources Inc	213,300	4,801,383
UGI Corp	138,200	5,149,332
Vectren Corp	197,000	4,960,460

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Western Gas Resources Inc	170,800	$4,883,172
WGL Holdings Inc	150,200	4,244,652

		57,396,264

Total Common Stocks (Cost $380,562,863)		441,748,532

	Principal
	Amount
SHORT-TERM INVESTMENT - 8.72%
Repurchase Agreement - 8.72%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $41,870,279; collateralized by U.S. Treasury Bonds 5.250% due 02/15/29 and market value $42,710,633)	$41,869,000	41,869,000

Total Short-Term Investment (Cost $41,869,000)		41,869,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.77% (Cost $422,431,863)		483,617,532

	Shares
SECURITIES LENDING COLLATERAL - 10.77%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $51,676,309)	51,676,309	51,676,309

TOTAL INVESTMENTS - 111.54% (Cost $474,108,172)		535,293,841

OTHER ASSETS & LIABILITIES, NET - (11.54%)		(55,394,041)

NET ASSETS - 100.00%		$479,899,800

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.74%
Asset-Backed Securities - 5.70%
Caterpillar Financial Asset Trust
1.370% due 05/25/05 “	$13,064,694	$13,062,054
Honda Auto Receivables Owner Trust
1.630% due 07/15/05 “	15,859,129	15,859,129
John Deere Owner Trust
1.140% due 05/13/05 “	12,051,511	12,051,511
Nissan Auto Receivables Owner Trust
1.930% due 09/15/05 “	29,600,000	29,600,000
USAA Auto Owner Trust
1.080% due 03/15/05 “	4,177,134	4,177,133

		74,749,827

Commercial Paper - 61.50%
3M Co
1.620% due 10/13/04	20,000,000	19,989,200
1.710% due 10/19/04	22,800,000	22,780,506
Abbott Laboratories
1.610% due 10/21/04	20,015,000	19,997,098
American Honda Finance Corp
1.540% due 10/04/04	29,500,000	29,496,214
Anheuser-Busch Cos Inc
1.620% due 10/12/04	19,200,000	19,190,496
Caterpillar Financial Services Corp
1.750% due 10/27/04	9,900,000	9,887,487
Coca-Cola Enterprises Inc
1.530% due 10/04/04	19,700,000	19,697,488
1.600% due 10/01/04	10,000,000	10,000,000
1.750% due 10/25/04	20,000,000	19,976,667
E.I. du Pont de Nemours & Co
1.650% due 10/06/04	11,100,000	11,097,456
Fortune Brands Inc
1.560% due 10/06/04	20,000,000	19,995,667
1.630% due 10/25/04	14,550,000	14,534,189
Gannett Co Inc
1.700% due 10/18/04	19,500,000	19,484,346
1.730% due 10/07/04	11,200,000	11,196,771
General Electric Capital Corp
1.540% due 10/04/04	20,000,000	19,997,433
1.610% due 10/04/04	30,000,000	29,995,975
Koch Industries LLC
1.740% due 10/19/04	32,350,000	32,321,856
1.740% due 10/21/04	20,000,000	19,980,667
Lloyds TSB Bank PLC (United Kingdom)
1.610% due 10/07/04	35,000,000	34,990,608
Medtronic Inc
1.710% due 10/21/04	13,250,000	13,237,412
1.720% due 10/08/04	30,000,000	29,989,967
National Rural Utilities Cooperative Finance Corp
1.550% due 10/04/04	34,000,000	33,995,608
1.630% due 10/05/04	20,000,000	19,996,378
1.640% due 10/14/04	5,705,000	5,701,621
1.650% due 10/13/04	119,000	118,935
PepsiCo Inc
1.720% due 10/26/04	19,800,000	19,776,350
Pfizer Inc
1.620% due 10/15/04	10,000,000	9,993,700
1.620% due 10/25/04	14,750,000	14,734,070
Royal Bank of Scotland PLC (United Kingdom)
1.570% due 10/04/04	20,000,000	19,997,383
1.760% due 10/12/04	19,700,000	19,689,406
Societe Generale North America Inc
1.630% due 10/08/04	40,000,000	39,987,322
The Clorox Co
1.740% due 10/04/04	7,250,000	7,248,949
1.740% due 10/13/04	21,000,000	20,987,820
The Gillette Co
1.800% due 10/01/04	25,700,000	25,700,000
The New York Times Co
1.600% due 10/07/04	9,000,000	8,997,600
1.700% due 10/15/04	19,200,000	19,187,307
The Southern Co
1.650% due 10/12/04	8,000,000	7,995,967
Toyota Motor Credit Corp (Japan)
1.580% due 10/08/04	8,300,000	8,297,450
1.600% due 10/06/04	20,000,000	19,995,556
1.750% due 10/20/04	20,000,000	19,981,528
Wal-Mart Stores Inc
1.580% due 10/19/04	15,000,000	14,988,150
1.620% due 10/05/04	9,200,000	9,198,344
1.630% due 10/12/04	13,700,000	13,693,177
1.730% due 10/12/04	1,295,000	1,294,315
1.730% due 10/26/04	17,400,000	17,379,096

		806,773,535

Certificates of Deposit - 3.70%
Washington Mutual Bank
1.730% due 10/18/04	24,250,000	24,250,000
Wells Fargo & Co
1.600% due 10/04/04	24,300,000	24,300,000

		48,550,000

Corporate Notes - 4.51%
American Express Credit Corp
1.850% due 06/24/05 §	24,500,000	24,510,358
Bank of Nova Scotia (Canada)
1.770% due 06/24/05 §	24,675,000	24,671,827
Toyota Motor Credit Corp (Japan)
1.798% due 08/09/05 §	10,000,000	10,009,270

		59,191,455

U.S. Government Agency Issues - 24.32%
Fannie Mae
1.360% due 05/03/05	24,500,000	24,484,391
1.540% due 10/01/04	54,700,000	54,700,000
1.580% due 10/14/04	25,000,000	24,985,736
1.600% due 10/22/04	71,000,000	70,933,733
1.770% due 07/26/05 §	49,000,000	48,995,999
1.810% due 05/27/05	24,750,000	24,750,000
Federal Home Loan Bank
1.470% due 05/04/05	24,500,000	24,500,000
1.630% due 10/08/04	21,000,000	20,993,344
1.660% due 05/16/05	24,750,000	24,750,000

		319,093,203

Repurchase Agreement - 0.01%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $90,003; collateralized by U.S. Treasury Bonds 8.000% due 11/15/21 and market value $98,820)	90,000	90,000

Total Short-Term Investments (Amortized Cost $1,308,448,020)		1,308,448,020

TOTAL INVESTMENTS - 99.74% (Amortized Cost $1,308,448,020)		1,308,448,020

OTHER ASSETS & LIABILITIES, NET - 0.26%		3,435,820

NET ASSETS - 100.00%		$1,311,883,840

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.40%
Financial Services - 0.40%
Sovereign REIT ~	22,000	$3,239,500

Total Preferred Stocks (Cost $1,958,000)		3,239,500

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Loral Space & Communications Ltd * Exp. 12/26/06	9,250	93

Financial Services - 0.00%
Ono Finance PLC + ~ (United Kingdom) Exp. 03/16/11	5,000	106

Materials & Processing - 0.00%
Asia Pulp & Paper Co Ltd * + ~ Exp. 03/15/05	2,500	—

Utilities - 0.00%
Metricom Inc * Exp. 02/15/10	3,000	30
NTELOS Inc * Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		269

COMMON STOCKS - 0.09%
Consumer Discretionary - 0.08%
Sleepmaster LLC *	2,638	675,064

Utilities - 0.01%
Call-Net Enterprises Inc ‘B’ * (Canada)	55,945	92,589

Total Common Stocks (Cost $566,243)		767,653

EXCHANGE TRADED FUND - 0.34%
Standard & Poor’s Depository Receipts Trust 1 †	25,000	2,794,000

Total Exchange Traded Fund (Cost $2,624,300)		2,794,000

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 92.81%
Autos & Transportation - 3.62%
Amsted Industries Inc
10.250% due 10/15/11 ~	$2,000,000	2,210,000
ATA Holdings Corp
12.125% due 06/15/10	600,000	216,000
Aviall Inc
7.625% due 07/01/11	2,000,000	2,170,000
Collins & Aikman Products Co
10.750% due 12/31/11	1,000,000	1,005,000
12.875% due 08/15/12 † ~	500,000	463,750
Delco Remy International Inc
5.600% due 04/15/09 §	250,000	252,500
9.375% due 04/15/12 †	2,000,000	1,970,000
Dura Operating Corp
8.625% due 04/15/12 †	2,500,000	2,487,500
GulfMark Offshore Inc
7.750% due 07/15/14 ~	1,000,000	1,017,500
Keystone Automotive Operations Inc
9.750% due 11/01/13	500,000	540,000
Metaldyne Corp
10.000% due 11/01/13 ~	1,000,000	935,000
Navistar International Corp
7.500% due 06/15/11 †	1,000,000	1,072,500
Northwest Airlines Corp
10.000% due 02/01/09 †	2,500,000	1,737,500
Quality Distribution LLC
9.000% due 11/15/10 ~	1,000,000	956,250
Rexnord Corp
10.125% due 12/15/12	1,000,000	1,135,000
Tenneco Automotive Inc
10.250% due 07/15/13 †	5,500,000	6,297,500
TRW Automotive Inc
9.375% due 02/15/13	2,677,000	3,071,858
11.000% due 02/15/13 †	902,000	1,077,890
United Components Inc
9.375% due 06/15/13	1,000,000	1,082,500

		29,698,248

Consumer Discretionary - 24.40%
Alderwoods Group Inc
7.750% due 09/15/12 ~	500,000	531,250
Allied Waste North America Inc
7.375% due 04/15/14 †	3,000,000	2,902,500
7.875% due 04/15/13	3,000,000	3,180,000
8.500% due 12/01/08	3,000,000	3,270,000
8.875% due 04/01/08	3,000,000	3,270,000
9.250% due 09/01/12	1,000,000	1,117,500
AMC Entertainment Inc
8.000% due 03/01/14 ~	2,000,000	1,890,000
American Media Operation Inc
8.875% due 01/15/11 †	2,000,000	2,085,000
Buhrmann U.S. Inc
8.250% due 07/01/14 ~	500,000	502,500
Caesars Entertainment Inc
7.875% due 03/15/10 †	1,500,000	1,702,500
CanWest Media Inc (Canada)
10.625% due 05/15/11	2,000,000	2,285,000
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,062,500
CCO Holdings LLC
8.750% due 11/15/13	1,000,000	986,250
Charter Communications Holdings LLC
10.750% due 10/01/09	2,000,000	1,650,000
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	4,105,000

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Charter Communications Operating LLC
8.000% due 04/30/12 ~	$4,000,000	$4,010,000
8.375% due 04/30/14 ~	1,000,000	998,750
Corrections Corp of America
7.500% due 05/01/11	9,000,000	9,551,250
9.875% due 05/01/09	1,500,000	1,681,875
CSC Holdings Inc
6.750% due 04/15/12 ~	1,000,000	1,007,500
7.625% due 04/01/11 †	2,000,000	2,117,500
7.875% due 12/15/07	2,000,000	2,132,500
Dex Media East LLC
9.875% due 11/15/09	1,000,000	1,155,000
Dex Media Inc
8.000% due 11/15/13	1,500,000	1,582,500
Dex Media West LLC
8.500% due 08/15/10 †	1,000,000	1,140,000
9.875% due 08/15/13	3,418,000	4,033,240
DirecTV Holdings LLC
8.375% due 03/15/13	1,000,000	1,142,500
EchoStar DBS Corp
6.625% due 10/01/14 ~ #	4,500,000	4,494,375
Entravision Communications Corp
8.125% due 03/15/09	3,000,000	3,202,500
Finlay Fine Jewelry Corp
8.375% due 06/01/12 ~	1,500,000	1,620,000
Fisher Scientific International Inc
8.000% due 09/01/13	5,000,000	5,625,000
FTD Inc
7.750% due 02/15/14	1,000,000	1,002,500
Granite Broadcasting Corp
9.750% due 12/01/10	2,000,000	1,860,000
Gray Television Inc
9.250% due 12/15/11	2,000,000	2,255,000
Herbst Gaming Inc
8.125% due 06/01/12 ~	1,500,000	1,545,000
Imax Corp (Canada)
9.625% due 12/01/10 ~	2,000,000	2,005,000
Inn of the Mountain Gods Resort & Casino
12.000% due 11/15/10	1,000,000	1,150,000
Intrawest Corp (Canada)
7.500% due 10/15/13 ~ #	500,000	520,625
7.500% due 10/15/13	3,000,000	3,123,750
Iron Mountain Inc
7.750% due 01/15/15	4,000,000	4,260,000
8.625% due 04/01/13	2,000,000	2,180,000
Isle of Capri Casinos Inc
7.000% due 03/01/14 †	3,000,000	3,030,000
Jo-Ann Stores Inc
7.500% due 03/01/12	2,000,000	2,100,000
Kerzner International Ltd (Bahamas)
8.875% due 08/15/11	2,000,000	2,202,500
Lamar Media Corp
7.250% due 01/01/13	1,500,000	1,620,000
Mandalay Resort Group
10.250% due 08/01/07	4,750,000	5,415,000
Mediacom Broadband LLC
11.000% due 07/15/13 †	1,000,000	1,070,000
Mediacom LLC
9.500% due 01/15/13	1,000,000	967,500
Medianews Group Inc
6.375% due 04/01/14 †	1,000,000	990,000
6.875% due 10/01/13	3,500,000	3,631,250
MemberWorks Inc
9.250% due 04/01/14 ~	1,500,000	1,481,250
MGM MIRAGE Inc
6.000% due 10/01/09 ~	1,000,000	1,018,750
6.750% due 09/01/12 ~	2,500,000	2,600,000
8.375% due 02/01/11 †	3,000,000	3,326,250
9.750% due 06/01/07	2,500,000	2,790,625
Mohegan Tribal Gaming Authority
7.125% due 08/15/14 ~	1,000,000	1,052,500
Morris Publishing Group LLC
7.000% due 08/01/13	3,000,000	3,033,750
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	2,000,000
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,597,500
Pinnacle Entertainment Inc
8.250% due 03/15/12	2,000,000	2,015,000
Primedia Inc
8.000% due 05/15/13 ~	3,000,000	2,868,750
8.875% due 05/15/11 †	2,500,000	2,512,500
Riddell Bell Holdings Inc
8.375% due 10/01/12 ~	2,000,000	2,042,500
River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,172,500
Royal Caribbean Cruises Ltd (Liberia)
8.000% due 05/15/10 †	2,000,000	2,262,500
Salem Communications Corp
7.750% due 12/15/10	3,000,000	3,180,000
Sealy Mattress Co
8.250% due 06/15/14 ~	4,000,000	4,060,000
Service Corp International
7.000% due 04/01/16 ~	2,000,000	2,010,000
Simmons Co
7.875% due 01/15/14 ~	1,750,000	1,828,750
Sinclair Broadcast Group Inc
8.000% due 03/15/12	5,500,000	5,733,750
8.750% due 12/15/11	2,000,000	2,180,000
Six Flags Inc
8.875% due 02/01/10 †	2,000,000	1,885,000
Sleepmaster LLC
11.000% due 05/15/09 + ¤	2,420,176	—
Speedway Motorsports Inc
6.750% due 06/01/13	1,000,000	1,047,500
Station Casinos Inc
6.500% due 02/01/14 †	3,000,000	3,067,500
6.875% due 03/01/16	5,000,000	5,162,500
Susquehanna Media Co
7.375% due 04/15/13	1,000,000	1,055,000
The Geo Group Inc
8.250% due 07/15/13	3,500,000	3,626,875
United Rentals North America Inc
6.500% due 02/15/12	4,000,000	3,870,000
7.750% due 11/15/13 †	1,000,000	942,500
Venetian Casino Resort LLC
11.000% due 06/15/10	3,000,000	3,487,500
Von Hoffmann Corp
10.250% due 03/15/09	2,500,000	2,787,500
Williams Scotsman Inc
9.875% due 06/01/07 †	2,500,000	2,406,250
Worldspan LP
9.625% due 06/15/11 †	1,500,000	1,368,750

		200,436,365

Consumer Staples - 2.47%
Chiquita Brands International Inc
7.500% due 11/01/14 ~	1,500,000	1,507,500
Dole Food Co Inc
7.250% due 06/15/10	3,000,000	3,112,500
8.875% due 03/15/11	1,000,000	1,092,500
Duane Reade Inc
9.750% due 08/01/11 ~	500,000	475,000
Pinnacle Foods Holding Corp
8.250% due 12/01/13 ~	5,000,000	4,737,500
Roundy’s Inc
8.875% due 06/15/12	2,000,000	2,165,000

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Smithfield Foods Inc
7.000% due 08/01/11 ~	$2,000,000	$2,100,000
Stater Brothers Holdings Inc
5.380% due 06/15/10 ~ §	5,000,000	5,100,000

		20,290,000

Energy - 7.90%
AmeriGas Partners LP
8.875% due 05/20/11	3,000,000	3,322,500
ANR Pipeline Co
8.875% due 03/15/10	1,000,000	1,130,000
Calpine Corp
8.500% due 07/15/10 ~	1,000,000	770,000
9.625% due 09/30/14 ~	1,000,000	987,500
Chesapeake Energy Corp
7.000% due 08/15/14 ~	500,000	531,250
7.500% due 09/15/13	3,000,000	3,300,000
Comstock Resources Inc
6.875% due 03/01/12	1,500,000	1,545,000
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,065,000
Dynegy Holdings Inc
9.875% due 07/15/10 ~	6,500,000	7,377,500
El Paso Corp
7.000% due 05/15/11 †	5,500,000	5,335,000
El Paso Energy Partners LP
8.500% due 06/01/11	670,000	756,262
El Paso Natural Gas Co
7.625% due 08/01/10	3,000,000	3,225,000
Gazprom OAO (Russia)
9.625% due 03/01/13 ~	3,000,000	3,345,000
GulfTerra Energy Partners LP
8.500% due 06/01/10	1,597,000	1,866,494
Hanover Compressor Co
0.000% due 03/31/07	2,500,000	2,125,000
9.000% due 06/01/14	1,000,000	1,102,500
Hanover Equipment Trust ‘A’
8.500% due 09/01/08 †	3,000,000	3,240,000
Hanover Equipment Trust ‘B’
8.750% due 09/01/11	3,000,000	3,292,500
NRG Energy Inc
8.000% due 12/15/13 ~	6,000,000	6,457,500
Peabody Energy Corp
5.875% due 04/15/16	2,000,000	1,985,000
6.875% due 03/15/13	3,000,000	3,255,000
Plains Exploration & Production Co
8.750% due 07/01/12	2,000,000	2,255,000
The Williams Cos Credit Linked Certificate Trust
6.750% due 04/15/09 ~	2,000,000	2,095,000
Universal Compression Inc
7.250% due 05/15/10 †	1,000,000	1,065,000
Williams Cos Inc
8.125% due 03/15/12 †	3,000,000	3,472,500

		64,901,506

Financial Services - 8.20%
Arch Western Finance LLC
7.500% due 07/01/13 ~	2,000,000	2,160,000
BCP Caylux Holdings SCA (Luxembourg)
9.625% due 06/15/14 † ~	5,000,000	5,425,000
Borden U.S. Finance Corp
6.430% due 07/15/10 ~ §	2,000,000	2,035,000
9.000% due 07/15/14 ~	1,000,000	1,055,000
Calpine Canada Energy Finance ULC (Canada)
8.500% due 05/01/08	142,000	98,690
Couche-Tard US LP
7.500% due 12/15/13 †	2,000,000	2,140,000
Dollar Financial Group Inc
9.750% due 11/15/11	3,500,000	3,727,500
Dow Jones CDX HY
7.750% due 12/29/09 † ~	5,000,000	5,068,750
E*TRADE Financial Corp
8.000% due 06/15/11 ~	3,000,000	3,135,000
Eircom Funding (Ireland)
8.250% due 08/15/13	1,500,000	1,650,000
FelCor Lodging LP
9.000% due 06/01/11 †	4,250,000	4,696,250
Gaz Capital SA (Russia)
8.625% due 04/28/34 ~	1,000,000	1,067,500
Global Cash Access LLC
8.750% due 03/15/12 ~	1,000,000	1,065,000
Host Marriott LP
7.000% due 08/15/12 ~	3,000,000	3,172,500
7.125% due 11/01/13	1,000,000	1,055,000
9.500% due 01/15/07 †	2,500,000	2,781,250
La Quinta Properties Inc
8.875% due 03/15/11	2,000,000	2,250,000
MeriStar Hospitality Corp
9.000% due 01/15/08	2,000,000	2,100,000
R.H. Donnelley Finance Corp I
8.875% due 12/15/10 †	1,500,000	1,702,500
10.875% due 12/15/12 †	1,500,000	1,826,250
Refco Finance Holdings LLC
9.000% due 08/01/12 ~	5,000,000	5,362,500
Senior Housing Properties Trust
7.875% due 04/15/15	1,500,000	1,635,000
TD Funding Corp
8.375% due 07/15/11 †	2,000,000	2,150,000
The FINOVA Group Inc
7.500% due 11/15/09	2,430,000	1,224,112
Thornburg Mortgage Inc
8.000% due 05/15/13	3,500,000	3,640,000
Ventas Realty LP
8.750% due 05/01/09	1,000,000	1,120,000
9.000% due 05/01/12	2,000,000	2,290,000
Western Financial Bank
9.625% due 05/15/12	1,500,000	1,702,500

		67,335,302

Health Care - 5.49%
Ardent Health Services Inc
10.000% due 08/15/13	2,000,000	2,030,000
Beverly Enterprises Inc
7.875% due 06/15/14 ~	3,000,000	3,225,000
Encore Medical Corp
9.750% due 10/01/12 ~ #	2,000,000	1,985,000
Extendicare Health Services Inc
6.875% due 05/01/14	1,000,000	1,025,000
9.500% due 07/01/10	1,500,000	1,691,250
IASIS Healthcare LLC
8.750% due 06/15/14 ~	3,000,000	3,157,500
Mariner Health Care Inc
8.250% due 12/15/13 ~	1,000,000	1,080,000
Medical Device Manufacturing Inc
10.000% due 07/15/12 ~	1,500,000	1,597,500
PacifiCare Health Systems Inc
10.750% due 06/01/09	1,625,000	1,880,938
Psychiatric Solutions Inc
10.625% due 06/15/13	2,250,000	2,553,750
Select Medical Corp
7.500% due 08/01/13	2,000,000	2,110,000
Team Health Inc
9.000% due 04/01/12 † ~	2,000,000	2,000,000
Tenet Healthcare Corp
6.500% due 06/01/12	1,000,000	900,000
9.875% due 07/01/14 ~	2,000,000	2,100,000
The Jean Coutu Group PJC Inc (Canada)
7.625% due 08/01/12 ~	1,500,000	1,533,750

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Triad Hospitals Inc
7.000% due 05/15/12	$2,000,000	$2,100,000
7.000% due 11/15/13 †	1,000,000	1,022,500
United Surgical Partners International Inc
10.000% due 12/15/11	2,000,000	2,295,000
US Oncology Inc
9.000% due 08/15/12 ~	1,000,000	1,040,000
Valeant Pharmaceuticals International
7.000% due 12/15/11	4,500,000	4,578,750
Vanguard Health Holding Co II LLC
9.000% due 10/01/14 ~	2,000,000	2,015,000
VWR International Inc
8.000% due 04/15/14 ~	3,000,000	3,187,500

		45,108,438

Integrated Oils - 1.94%
Belden & Blake Corp
8.750% due 07/15/12 ~	2,000,000	2,140,000
Citgo Petroleum Corp
11.375% due 02/01/11	2,000,000	2,365,000
EXCO Resources Inc
7.250% due 01/15/11	1,000,000	1,065,000
Northwest Pipeline Corp
8.125% due 03/01/10	1,000,000	1,126,250
SESI LLC
8.875% due 05/15/11	2,500,000	2,743,750
The Premcor Refining Group Inc
6.125% due 05/01/11	1,000,000	1,040,000
7.500% due 06/15/15 †	2,000,000	2,160,000
7.750% due 02/01/12 †	3,000,000	3,285,000

		15,925,000

Materials & Processing - 14.38%
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11	2,000,000	2,070,000
Ainsworth Lumber Co Ltd (Canada)
5.669% due 10/01/10 ~ §	2,000,000	2,030,000
6.750% due 03/15/14	1,000,000	967,500
7.250% due 10/01/12 ~	2,000,000	2,030,000
Atrium Cos Inc
10.500% due 05/01/09 †	4,000,000	4,220,000
Bear Island Paper Co LLC
10.000% due 12/01/07	2,000,000	1,970,000
Berry Plastics Corp
10.750% due 07/15/12 †	2,500,000	2,837,500
Bowater Inc
6.500% due 06/15/13 †	3,000,000	2,925,897
Buckeye Technologies Inc
8.500% due 10/01/13 †	2,500,000	2,700,000
Cascades Inc (Canada)
7.250% due 02/15/13	1,000,000	1,052,500
Crompton Corp
7.670% due 08/01/10 ~ §	1,500,000	1,567,500
Crown European Holdings SA (France)
9.500% due 03/01/11	3,000,000	3,360,000
10.875% due 03/01/13	1,000,000	1,167,500
Equistar Chemicals LP
10.625% due 05/01/11 †	4,000,000	4,580,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14 †	3,000,000	2,910,000
10.125% due 02/01/10	2,000,000	2,272,500
Georgia-Pacific Corp
7.375% due 07/15/08	5,000,000	5,475,000
8.875% due 02/01/10	1,500,000	1,762,500
Gerdau Ameristeel Corp (Canada)
10.375% due 07/15/11 †	2,000,000	2,290,000
Graham Packaging Co Inc
5.485% due 01/15/08 §	3,500,000	3,513,125
8.500% due 10/15/12 ~ #	2,000,000	2,050,000
8.750% due 01/15/08	3,500,000	3,618,125
9.875% due 10/15/14 ~ #	2,000,000	2,057,500
Graphic Packaging International Corp
8.500% due 08/15/11	2,000,000	2,245,000
Great Lakes Dredge & Dock Corp
7.750% due 12/15/13 †	1,000,000	870,000
Hercules Inc
6.750% due 10/15/29 ~	2,000,000	2,050,000
Huntsman LLC
11.500% due 07/15/12 † ~	1,000,000	1,108,750
11.625% due 10/15/10 †	2,000,000	2,325,000
Jefferson Smurfit Corp
8.250% due 10/01/12	3,000,000	3,322,500
LNR Property Corp
7.250% due 10/15/13	2,000,000	2,190,000
Lyondell Chemical Co
9.500% due 12/15/08	2,000,000	2,192,500
9.625% due 05/01/07	1,000,000	1,093,750
9.875% due 05/01/07	900,000	955,125
10.500% due 06/01/13 †	1,000,000	1,160,000
11.125% due 07/15/12 †	1,000,000	1,165,000
Methanex Corp (Canada)
8.750% due 08/15/12	2,000,000	2,310,000
Millar Western Forest Products Ltd (Canada)
7.750% due 11/15/13	1,000,000	1,055,000
Millennium America Inc
9.250% due 06/15/08 †	2,000,000	2,215,000
Mueller Group Inc
6.444% due 11/01/11 ~ §	1,000,000	1,035,000
Nalco Co
7.750% due 11/15/11	1,000,000	1,065,000
8.875% due 11/15/13	2,000,000	2,160,000
NOVA Chemicals Corp (Canada)
6.500% due 01/15/12	2,000,000	2,075,000
Owens-Brockway Glass Containers Inc
7.750% due 05/15/11	2,500,000	2,675,000
8.250% due 05/15/13 †	2,000,000	2,140,000
8.750% due 11/15/12 †	2,000,000	2,230,000
8.875% due 02/15/09	3,000,000	3,277,500
Rhodia SA (France)
7.625% due 06/01/10	1,500,000	1,406,250
8.875% due 06/01/11 †	1,000,000	875,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	2,050,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	3,000,000	3,097,500
Stone Container Corp
8.375% due 07/01/12 †	1,500,000	1,661,250
Tekni-Plex Inc
8.750% due 11/15/13 ~	1,500,000	1,432,500
Tembec Industries Inc (Canada)
8.500% due 02/01/11 †	1,000,000	1,050,000
Trimas Corp
9.875% due 06/15/12	3,000,000	3,127,500
Valmont Industries Inc
6.875% due 05/01/14 ~	1,000,000	1,035,000

		118,077,272

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Multi-Industry - 0.84%
J.B. Poindexter & Co Inc
8.750% due 03/15/14 ~	$1,000,000	$1,062,500
Sequa Corp
8.875% due 04/01/08	3,000,000	3,270,000
9.000% due 08/01/09	500,000	552,500
SPX Corp
7.500% due 01/01/13	2,000,000	2,042,500

		6,927,500

Producer Durables - 7.46%
Alliant Techsystems Inc
8.500% due 05/15/11	2,500,000	2,737,500
American Tower Corp
7.125% due 10/15/12 ~ #	1,500,000	1,492,500
7.500% due 05/01/12 †	2,000,000	2,050,000
American Towers Inc
7.250% due 12/01/11	1,500,000	1,567,500
Argo-Tech Corp
9.250% due 06/01/11 ~	1,000,000	1,077,500
Case New Holland Inc
9.250% due 08/01/11 ~	3,000,000	3,375,000
Coleman Cable Inc
9.875% due 10/01/12 ~	250,000	255,313
Crown Castle International Corp
7.500% due 12/01/13 †	5,000,000	5,262,500
9.375% due 08/01/11 †	3,500,000	4,042,500
Dresser Inc
9.375% due 04/15/11	4,000,000	4,420,000
FIMEP SA (France)
10.500% due 02/15/13	1,000,000	1,175,000
Flowserve Corp
12.250% due 08/15/10	1,000,000	1,135,000
General Cable Corp
9.500% due 11/15/10 †	1,000,000	1,115,000
K&F Industries Inc
9.625% due 12/15/10 †	2,500,000	2,793,750
Rayovac Corp
8.500% due 10/01/13	1,000,000	1,090,000
SBA Communications Corp
10.250% due 02/01/09	2,000,000	2,150,000
Standard-Pacific Corp
9.500% due 09/15/10 †	2,500,000	2,750,000
Terex Corp
7.375% due 01/15/14	4,500,000	4,747,500
9.250% due 07/15/11	2,000,000	2,250,000
10.375% due 04/01/11	2,500,000	2,837,500
The Manitowoc Co Inc
7.125% due 11/01/13	1,000,000	1,062,500
10.500% due 08/01/12	1,250,000	1,446,875
THL Buildco Inc
8.500% due 09/01/14 ~	1,000,000	1,052,500
Vought Aircraft Industries Inc
8.000% due 07/15/11	2,000,000	1,930,000
Xerox Corp
6.875% due 08/15/11	3,000,000	3,150,000
7.125% due 06/15/10	3,000,000	3,217,500
7.625% due 06/15/13	1,000,000	1,085,000

		61,268,438

Technology - 2.26%
Amkor Technology Inc
7.125% due 03/15/11 †	1,500,000	1,237,500
7.750% due 05/15/13 †	1,000,000	825,000
9.250% due 02/15/08 †	1,000,000	935,000
Celestica Inc (Canada)
7.875% due 07/01/11 †	1,500,000	1,563,750
Freescale Semiconductor Inc
4.380% due 07/15/09 ~ §	3,000,000	3,090,000
6.875% due 07/15/11 ~	3,000,000	3,135,000
L-3 Communications Corp
6.125% due 07/15/13 †	1,500,000	1,526,250
6.125% due 01/15/14	1,500,000	1,507,500
Solectron Corp
7.375% due 03/01/06	2,000,000	2,085,000
9.625% due 02/15/09 †	1,000,000	1,112,500
The Titan Corp
8.000% due 05/15/11	1,500,000	1,567,500

		18,585,000

Utilities - 13.85%
Allegheny Energy Supply Co LLC
8.250% due 04/15/12 † ~	142,000	157,620
AT&T Corp
8.050% due 11/15/11	3,000,000	3,371,250
Cablevision Systems Corp NY
5.670% due 04/01/09 ~ §	3,000,000	3,135,000
8.000% due 04/15/12 † ~	4,000,000	4,200,000
Cincinnati Bell Inc
7.250% due 07/15/13 †	3,000,000	2,902,500
8.375% due 01/15/14 †	1,000,000	917,500
CMS Energy Corp
7.750% due 08/01/10 †	5,000,000	5,312,500
Dobson Communications Corp
8.875% due 10/01/13 †	1,000,000	650,000
Ferrellgas Partners LP
8.750% due 06/15/12	3,500,000	3,867,500
Illinois Power Co
11.500% due 12/15/10 †	1,000,000	1,190,000
Ipalco Enterprises Inc
8.625% due 11/14/11	1,500,000	1,702,500
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 ~	3,000,000	3,285,000
Midwest Generation LLC
8.750% due 05/01/34	8,000,000	8,760,000
Mirant Americas Generation LLC
8.300% due 05/01/11 ¤	2,000,000	1,770,000
MSW Energy Holdings II LLC
7.375% due 09/01/10	2,000,000	2,110,000
National Waterworks Inc
10.500% due 12/01/12	1,000,000	1,140,000
Nevada Power Co
6.500% due 04/15/12 † ~	500,000	518,750
9.000% due 08/15/13	1,500,000	1,732,500
Nextel Communications Inc
6.875% due 10/31/13	2,500,000	2,612,500
7.375% due 08/01/15	4,000,000	4,320,000
9.500% due 02/01/11	2,000,000	2,280,000
Nextel Partners Inc
8.125% due 07/01/11	5,000,000	5,325,000
PanAmSat Corp
9.000% due 08/15/14 ~	6,000,000	6,270,000
PanAmSat Holding Corp
0.000% due 11/01/14 ~ #	4,100,000	2,413,875
Philippine Long Distance Telephone Co (Philippines)
8.350% due 03/06/17	1,000,000	940,000
11.375% due 05/15/12	1,500,000	1,702,500
Qwest Communications International Inc
7.250% due 02/15/11 † ~	5,000,000	4,762,500
7.500% due 02/15/14 ~	2,000,000	1,845,000
Qwest Corp
7.875% due 09/01/11 ~	1,000,000	1,042,500
9.125% due 03/15/12 ~	1,000,000	1,105,000
Rogers Cable Inc (Canada)
6.250% due 06/15/13	1,000,000	985,000
7.875% due 05/01/12	2,500,000	2,731,250

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
Rogers Wireless Communications Inc (Canada)
6.375% due 03/01/14	$1,000,000	$925,000
Rural Cellular Corp
8.250% due 03/15/12 ~	1,000,000	1,022,500
9.875% due 02/01/10 †	2,500,000	2,487,500
Sierra Pacific Resources
8.625% due 03/15/14 † ~	3,000,000	3,270,000
TECO Energy Inc
7.500% due 06/15/10	3,000,000	3,255,000
The AES Corp
7.750% due 03/01/14 †	5,000,000	5,187,500
8.750% due 06/15/08	1,000,000	1,085,000
8.750% due 05/15/13 ~	4,000,000	4,530,000
8.875% due 02/15/11	1,412,000	1,577,910
9.000% due 05/15/15 ~	1,000,000	1,132,500
Triton PCS Inc
8.500% due 06/01/13	2,000,000	1,825,000
8.750% due 11/15/11 †	2,000,000	1,370,000
Western Wireless Corp
9.250% due 07/15/13	1,000,000	1,025,000

		113,750,655

Total Corporate Bonds & Notes (Cost $726,581,579)		762,303,724

CONVERTIBLE CORPORATE BONDS & NOTES - 0.61%
Consumer Discretionary - 0.24%
Amazon.com Inc
4.750% due 02/01/09	2,000,000	1,995,000

Energy - 0.13%
El Paso Corp
0.000% due 02/28/21	2,000,000	1,030,000

Health Care - 0.18%
LifePoint Hospitals Holdings Inc
4.500% due 06/01/09	1,500,000	1,492,500

Technology - 0.06%
Nortel Networks Corp (Canada)
4.250% due 09/01/08	500,000	485,000

Total Convertible Corporate Bonds & Notes (Cost $4,831,116)		5,002,500

FOREIGN GOVERNMENT BONDS - 0.58%
Brazil ‘C’ Brady Bond (Brazil)
8.000% due 04/15/14	1,172,770	1,167,273
Republic of Brazil (Brazil)
9.250% due 10/22/10	2,000,000	2,155,000
Republic of Turkey (Turkey)
7.250% due 03/15/15 #	500,000	492,865
Republic of Venezuela (Venezuela)
8.500% due 10/08/14 #	1,000,000	980,000

Total Foreign Government Bonds (Cost $4,370,819)		4,795,138

SHORT-TERM INVESTMENTS - 4.81%
Commercial Paper - 4.72%
Dow Jones & Co Inc
1.740% due 10/05/04	13,500,000	13,497,390
Koch Industries LLC
1.740% due 10/07/04	2,922,000	2,921,153
PepsiCo Inc
1.720% due 10/06/04	400,000	399,904
Wal-Mart Stores Inc
1.730% due 10/12/04	21,900,000	21,888,423

		38,706,870

U.S. Government Agency Issue - 0.07%
Fannie Mae
1.750% due 10/06/04	585,000	584,858

Repurchase Agreement - 0.02%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $194,006; collateralized by U.S. Treasury Bonds 5.250% due 02/15/29 and market value $200,272)	194,000	194,000

Total Short-Term Investments (Cost $39,485,728)		39,485,728

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.64% (Cost $780,516,225)		818,388,512

	Shares
SECURITIES LENDING COLLATERAL - 15.48%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $127,182,054)	127,182,054	127,182,054

TOTAL INVESTMENTS - 115.12% (Cost $907,698,279)		945,570,566

OTHER ASSETS & LIABILITIES, NET — (15.12%)		(124,200,655)

NET ASSETS - 100.00%		$821,369,911

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 3.97%
Financial Services - 0.76%
Conseco Inc 5.500%	7,180	$176,772
The Hartford Financial Services Group Inc 6.000% †	6,200	368,218
The Hartford Financial Services Group Inc 7.000%	16,260	990,234
The PMI Group Inc 5.875%	6,400	167,040

		1,702,264

Health Care - 0.11%
Baxter International Inc 7.000% †	950	51,062
Schering-Plough Corp 6.000%	3,500	185,325

		236,387

Integrated Oils - 0.20%
Amerada Hess Corp 7.000%	5,700	454,974

Materials & Processing - 0.41%
Boise Cascade Corp 7.500% +	11,900	591,430
Freeport-McMoRan Copper & Gold Inc 5.500% ~	90	91,800
Hercules Trust II 6.500%	290	223,300

		906,530

Producer Durables - 1.75%
Northrop Grumman Corp 7.250%	2,625	271,556
Xerox Corp 6.250% †	28,550	3,632,988

		3,904,544

Technology - 0.06%
Solectron Corp 7.250%	10,100	133,320

Utilities - 0.68%
CenterPoint Energy Inc 2.000% §	25,190	831,270
Dominion Resources Inc VA 9.500%	4,600	250,930
ONEOK Inc 8.500%	11,800	388,456
Sempra Energy 8.500% †	1,275	39,474

		1,510,130

Total Convertible Preferred Stocks (Cost $8,193,710)		8,848,149

COMMON STOCKS - 93.68%
Autos & Transportation - 3.41%
Canadian National Railway Co (Canada)	26,939	1,306,542
Lear Corp	33,769	1,838,722
Union Pacific Corp	75,862	4,445,513

		7,590,777

Consumer Discretionary - 10.44%
AutoZone Inc *	12,750	984,938
Cendant Corp	53,407	1,153,591
Darden Restaurants Inc	44,318	1,033,496
Fox Entertainment Group Inc ‘A’ *	14,800	410,552
Harrah’s Entertainment Inc	36,248	1,920,419
Hilton Hotels Corp	28,300	533,172
Kimberly-Clark Corp	1,200	77,508
Liberty Media Corp ‘A’ *	175,516	1,530,500
Liberty Media International Inc ‘A’ *	13,972	466,134
Limited Brands Inc	59,246	1,320,593
Liz Claiborne Inc	10,400	392,288
Lowe’s Cos Inc	22,300	1,212,005
Mattel Inc	76,149	1,380,581
McDonald’s Corp	70,360	1,972,191
Office Depot Inc *	95,060	1,428,752
Republic Services Inc	35,000	1,041,600
Service Corp International * †	311,465	1,934,198
The Walt Disney Co	56,439	1,272,699
Viacom Inc ‘B’	41,100	1,379,316
Whirlpool Corp	30,411	1,827,397

		23,271,930

Consumer Staples - 4.75%
Altria Group Inc	99,605	4,685,419
Coca-Cola Enterprises Inc	77,900	1,472,310
Colgate-Palmolive Co	27,592	1,246,607
General Mills Inc	29,480	1,323,652
H.J. Heinz Co	39,316	1,416,162
Rite Aid Corp *	123,065	433,189

		10,577,339

Energy - 0.45%
Valero Energy Corp	12,381	993,080

Financial Services - 35.00%
ACE Ltd (Bermuda)	86,637	3,470,678
American International Group Inc	31,094	2,114,081
Aon Corp	25,300	727,122
AXIS Capital Holdings Ltd (Bermuda)	30,271	787,046
Bank of America Corp	180,519	7,821,888
Berkshire Hathaway Inc ‘B’ *	390	1,119,690
Capital One Financial Corp	8,300	613,370
CIGNA Corp	20,393	1,419,965
CIT Group Inc	7,700	287,903
Citigroup Inc	230,200	10,156,424
Countrywide Financial Corp	25,903	1,020,319
Fannie Mae	35,370	2,242,458
Fidelity National Financial Inc	1,370	52,197
Freddie Mac	60,395	3,940,170
JPMorgan Chase & Co	141,789	5,633,277
KeyCorp	18,101	571,992
Lehman Brothers Holdings Inc	12,787	1,019,380
MBIA Inc	11,380	662,430
MBNA Corp	25,558	644,062
Merrill Lynch & Co Inc	36,865	1,832,928
MetLife Inc	10,200	394,230
Montpelier Re Holdings Ltd † (Bermuda)	13,392	491,219
Morgan Stanley	43,310	2,135,183
Old Republic International Corp	15,900	397,977
Providian Financial Corp *	34,200	531,468
Radian Group Inc	10,400	480,792
RenaissanceRe Holdings Ltd (Bermuda)	2,048	105,636
SouthTrust Corp	1,537	64,031
State Street Corp	77,904	3,327,280
The Bank of New York Co Inc	85,036	2,480,500
The Chubb Corp	2,350	165,158
The PMI Group Inc	13,400	543,772
The St. Paul Travelers Cos Inc	53,817	1,779,195
Torchmark Corp	8,707	463,038
U.S. Bancorp	242,985	7,022,266
Wachovia Corp	93,269	4,378,980
Wells Fargo & Co	74,550	4,445,416
Willis Group Holdings Ltd † (United Kingdom)	16,483	616,464
XL Capital Ltd ‘A’ (Bermuda)	27,165	2,009,938

		77,969,923

Health Care - 3.07%
Abbott Laboratories	74,069	3,137,563
Baxter International Inc	5,500	176,880

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Johnson & Johnson	10,517	$592,422
King Pharmaceuticals Inc *	1,300	15,522
Medco Health Solutions Inc *	28,500	880,650
Pfizer Inc	53,760	1,645,056
Wyeth	10,400	388,960

		6,837,053

Integrated Oils - 11.31%
Amerada Hess Corp †	14,653	1,304,117
BP PLC ADR (United Kingdom)	38,390	2,208,576
ChevronTexaco Corp	101,948	5,468,491
Exxon Mobil Corp	226,800	10,961,244
GlobalSantaFe Corp	28,000	858,200
Marathon Oil Corp	21,168	873,815
Noble Corp *	25,300	1,137,235
Unocal Corp	55,500	2,386,500

		25,198,178

Materials & Processing - 5.86%
Avery Dennison Corp	9,936	653,590
Boise Cascade Corp	38,400	1,277,952
Energizer Holdings Inc *	9,000	414,900
Engelhard Corp	23,452	664,864
Masco Corp	120,701	4,167,806
PPG Industries Inc	16,575	1,015,716
Smurfit-Stone Container Corp *	85,700	1,660,009
Sonoco Products Co	42,957	1,135,783
The Dow Chemical Co	45,666	2,063,190

		13,053,810

Multi-Industry - 4.11%
Eaton Corp	10,900	691,169
General Electric Co	58,940	1,979,205
Honeywell International Inc	63,150	2,264,559
Tyco International Ltd (Bermuda)	137,920	4,228,627

		9,163,560

Producer Durables - 4.71%
Dover Corp	24,592	955,891
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	42,517	2,889,880
Lennar Corp ‘A’	24,100	1,147,160
Lockheed Martin Corp	34,394	1,918,497
Northrop Grumman Corp	24,300	1,295,919
Parker-Hannifin Corp	1,130	66,512
Pitney Bowes Inc	12,213	538,593
The Boeing Co	20,283	1,047,008
Xerox Corp *	45,300	637,824

		10,497,284

Technology - 4.34%
Hewlett-Packard Co †	284,989	5,343,544
Intel Corp	19,200	385,152
Microsoft Corp	73,800	2,040,570
Motorola Inc	23,600	425,744
Oracle Corp *	78,400	884,352
Vishay Intertechnology Inc *	46,200	595,980

		9,675,342

Utilities - 6.23%
BellSouth Corp	43,949	1,191,897
Dominion Resources Inc VA †	10,200	665,550
Edison International	26,900	713,119
Entergy Corp	22,300	1,351,603
Exelon Corp	46,560	1,708,286
PG&E Corp *	52,500	1,596,000
Pinnacle West Capital Corp	1,185	49,177
Progress Energy Inc	20,320	860,349
Public Service Enterprise Group Inc	13,900	592,140
SBC Communications Inc	74,128	1,923,622
SCANA Corp †	1,995	74,493
Sempra Energy	1,400	50,666
Verizon Communications Inc	65,639	2,584,864
Wisconsin Energy Corp	16,100	513,590

		13,875,356

Total Common Stocks (Cost $189,124,000)		208,703,632

EXCHANGE TRADED FUND - 0.12%
iShares Russell 1000 Value Index Fund	4,500	272,520

Total Exchange Traded Fund (Cost $275,952)		272,520

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS & NOTES - 0.13%
Autos & Transportation - 0.06%
The Goodyear Tire & Rubber Co 4.000% due 06/15/34 ~	$106,000	124,418
Multi-Industry - 0.07%
Tyco International Group SA (Bermuda)
2.750% due 01/15/18 ~	55,000	77,344
2.750% due 01/15/18	59,000	82,969

		160,313

Total Convertible Corporate Bonds & Notes (Cost $236,766)		284,731

SHORT-TERM INVESTMENT - 1.84%
Repurchase Agreement - 1.84%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $4,101,125; collateralized by U.S. Treasury Bonds 5.250% due 02/15/29 and market value $4,184,630)	4,101,000	4,101,000

Total Short-Term Investment (Cost $4,101,000)		4,101,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.74% (Cost $201,931,428)		222,210,032

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.49%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $12,234,963)	12,234,963	$12,234,963

TOTAL INVESTMENTS - 105.23% (Cost $214,166,391)		234,444,995

OTHER ASSETS & LIABILITIES, NET - (5.23%)		(11,647,500)

NET ASSETS - 100.00%		$222,797,495

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.33%
Autos & Transportation - 0.67%
FedEx Corp	6,200	$531,278
J.B. Hunt Transport Services Inc	26,600	987,924
United Parcel Service Inc ‘B’	10,400	789,568

		2,308,770

Consumer Discretionary - 21.27%
Abercrombie & Fitch Co ‘A’	25,600	806,400
Apollo Group Inc ‘A’ *	2,007	147,289
Avon Products Inc	94,800	4,140,864
Best Buy Co Inc	44,100	2,391,984
Borders Group Inc	23,100	572,880
Chico’s FAS Inc *	40,700	1,391,940
Coach Inc *	13,800	585,396
Costco Wholesale Corp	85,400	3,549,224
Darden Restaurants Inc	38,700	902,484
eBay Inc *	51,400	4,725,716
Fisher Scientific International Inc *	24,800	1,446,584
Harrah’s Entertainment Inc	28,900	1,531,122
Kohl’s Corp *	50,400	2,428,776
Liz Claiborne Inc	16,100	607,292
Lowe’s Cos Inc	87,000	4,728,450
Michaels Stores Inc	33,400	1,977,614
Nike Inc ‘B’	14,100	1,111,080
Nordstrom Inc	32,600	1,246,624
PETsMART Inc	8,900	252,671
RadioShack Corp	7,000	200,480
Rent-A-Center Inc *	15,300	395,658
Royal Caribbean Cruises Ltd † (Liberia)	37,600	1,639,360
Staples Inc	134,400	4,007,808
Starbucks Corp *	38,200	1,736,572
Target Corp	37,911	1,715,473
The Gillette Co	68,600	2,863,364
The Home Depot Inc	204,100	8,000,720
The TJX Cos Inc	69,670	1,535,527
Timberland Co ‘A’ *	20,100	1,141,680
Wal-Mart Stores Inc	199,000	10,586,800
Whirlpool Corp	31,200	1,874,808
Yahoo! Inc *	77,500	2,628,025
Yum! Brands Inc	23,200	943,312

		73,813,977

Consumer Staples - 7.17%
Altria Group Inc	54,300	2,554,272
Coca-Cola Enterprises Inc	10,470	197,883
Pepsi Bottling Group Inc	84,500	2,294,175
PepsiCo Inc	127,400	6,198,010
Procter & Gamble Co	168,300	9,108,396
Sysco Corp	29,800	891,616
The Coca-Cola Co	76,900	3,079,845
Whole Foods Market Inc	6,400	549,056

		24,873,253

Energy - 1.20%
Anadarko Petroleum Corp	28,000	1,858,080
Valero Energy Corp	28,700	2,302,027

		4,160,107

Financial Services - 9.14%
AMBAC Financial Group Inc	3,100	247,845
American Express Co	15,700	807,922
American International Group Inc	83,600	5,683,964
Capital One Financial Corp	55,900	4,131,010
Citigroup Inc	75,900	3,348,708
Commerce Bancorp Inc NJ †	9,000	496,800
Doral Financial Corp	43,966	1,823,270
Fannie Mae	66,700	4,228,780
Fidelity National Financial Inc	26,170	997,077
Fiserv Inc *	29,800	1,038,828
MBNA Corp	74,900	1,887,480
SLM Corp	27,100	1,208,660
U.S. Bancorp	79,000	2,283,100
WellChoice Inc *	13,000	485,290
Wells Fargo & Co	51,600	3,076,908

		31,745,642

Health Care - 22.92%
Abbott Laboratories	107,200	4,540,992
Amgen Inc *	81,500	4,619,420
Anthem Inc *	3,600	314,100
Becton Dickinson & Co	22,900	1,183,930
Biogen Idec Inc *	20,200	1,235,634
Caremark Rx Inc *	39,700	1,273,179
Community Health Systems Inc *	7,700	205,436
Coventry Health Care Inc *	49,650	2,649,820
Eon Labs Inc *	17,170	372,589
Express Scripts Inc *	14,800	967,032
Forest Laboratories Inc *	44,600	2,006,108
Genentech Inc *	15,700	822,994
Genzyme Corp *	23,700	1,289,517
Gilead Sciences Inc *	48,800	1,824,144
Health Management Associates Inc ‘A’	27,700	565,911
Henry Schein Inc *	20,900	1,302,279
Johnson & Johnson	231,300	13,029,129
Manor Care Inc	13,200	395,472
Medtronic Inc	84,000	4,359,600
Merck & Co Inc	6,600	217,800
PacifiCare Health Systems Inc *	14,700	539,490
Patterson Cos Inc * †	5,800	444,048
Pfizer Inc	640,300	19,593,180
Respironics Inc *	7,300	390,112
Sierra Health Services Inc * †	10,300	493,679
St. Jude Medical Inc *	41,300	3,108,651
UnitedHealth Group Inc	77,960	5,748,770
Universal Health Services Inc ‘B’	14,500	630,750
Varian Medical Systems Inc *	33,000	1,140,810
WellPoint Health Networks Inc *	9,800	1,029,882
Wyeth	35,900	1,342,660
Zimmer Holdings Inc *	24,300	1,920,672

		79,557,790

Integrated Oils - 2.01%
Amerada Hess Corp †	71,500	6,363,500
GlobalSantaFe Corp	20,000	613,000

		6,976,500

Materials & Processing - 0.84%
Ball Corp	3,600	134,748
Masco Corp	77,300	2,669,169
Vulcan Materials Co	2,600	132,470

		2,936,387

Multi-Industry - 3.18%
3M Co	66,100	5,286,017
General Electric Co	151,400	5,084,012
ITT Industries Inc	2,500	199,975
Johnson Controls Inc	8,100	460,161

		11,030,165

Producer Durables - 5.42%
Applied Materials Inc *	71,600	1,180,684
Danaher Corp	12,000	615,360
Illinois Tool Works Inc	12,500	1,164,625
Lexmark International Inc ‘A’ *	47,400	3,982,074
NVR Inc * †	400	220,400

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
The Boeing Co	119,480	$6,167,558
United Technologies Corp	42,300	3,949,974
Xerox Corp * †	109,400	1,540,352

		18,821,027

Technology - 24.30%
Adobe Systems Inc	137,800	6,816,966
Affiliated Computer Services Inc ‘A’ * †	18,300	1,018,761
Altera Corp *	21,900	428,583
Arrow Electronics Inc *	35,100	792,558
Autodesk Inc	39,800	1,935,474
Avaya Inc *	109,100	1,520,854
Cisco Systems Inc *	521,000	9,430,100
Dell Inc *	212,300	7,557,880
EMC Corp MA *	179,900	2,076,046
General Dynamics Corp	6,000	612,600
Harris Corp	9,700	532,918
Intel Corp	410,000	8,224,600
Jabil Circuit Inc *	13,600	312,800
L-3 Communications Holdings Inc †	12,800	857,600
Maxim Integrated Products Inc	21,100	892,319
Micron Technology Inc *	122,100	1,468,863
Microsoft Corp	618,500	17,101,525
Motorola Inc	129,000	2,327,160
Oracle Corp *	424,900	4,792,872
QUALCOMM Inc	215,400	8,409,216
Symantec Corp *	92,600	5,081,888
Texas Instruments Inc	85,700	1,823,696
Xilinx Inc	12,100	326,700

		84,341,979

Utilities - 1.21%
CenturyTel Inc	30,500	1,044,320
Edison International	80,300	2,128,753
Verizon Communications Inc	26,600	1,047,508

		4,220,581

Total Common Stocks (Cost $324,014,724)		344,786,178

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.68%
Repurchase Agreement - 0.68%
The Goldman Sachs Group Inc 1.850% due 10/01/04 (Dated 09/30/04, repurchase price of $2,347,121; collateralized by Federal Home Loan Bank 2.375% due 04/05/06 and market value $2,396,296)	$2,347,000	2,347,000

Total Short-Term Investment (Cost $2,347,000)		2,347,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.01% (Cost $326,361,724)		347,133,178

	Shares
SECURITIES LENDING COLLATERAL - 3.25%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $11,301,986)	11,301,986	11,301,986

TOTAL INVESTMENTS - 103.26% (Cost $337,663,710)		358,435,164

OTHER ASSETS & LIABILITIES, NET - (3.26%)		(11,331,469)

NET ASSETS - 100.00%		$347,103,695

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.98%
Autos & Transportation - 5.74%
American Axle & Manufacturing Holdings Inc	50,960	$1,491,090
Autoliv Inc (Sweden)	109,860	4,438,344
Cooper Tire & Rubber Co	133,200	2,686,644
ExpressJet Holdings Inc * †	59,600	596,596
Mesa Air Group Inc * †	264,275	1,347,802
Monaco Coach Corp †	34,300	742,595
Tenneco Automotive Inc *	79,195	1,037,454
Winnebago Industries Inc †	40,025	1,386,466

		13,726,991

Consumer Discretionary - 15.82%
Abercrombie & Fitch Co ‘A’	66,400	2,091,600
Administaff Inc * †	125,800	1,471,860
Coinstar Inc * †	165,773	3,862,511
Hasbro Inc	204,600	3,846,480
La-Z-Boy Inc †	26,000	394,680
Lone Star Steakhouse & Saloon Inc †	43,000	1,110,690
MAXIMUS Inc * †	34,736	1,000,744
Michaels Stores Inc	78,200	4,630,222
Movie Gallery Inc †	129,700	2,273,641
Rent-A-Center Inc *	145,349	3,758,725
ShopKo Stores Inc * †	34,400	598,904
The Brink’s Co	41,647	1,256,490
The Yankee Candle Co Inc *	126,995	3,677,775
THQ Inc *	61,200	1,190,952
United Online Inc * †	300,400	2,889,848
West Corp * †	51,100	1,488,543
Wolverine World Wide Inc	91,426	2,303,935

		37,847,600

Consumer Staples - 2.42%
SUPERVALU Inc ‡	210,141	5,789,385

Energy - 5.54%
Cabot Oil & Gas Corp †	80,200	3,600,980
Denbury Resources Inc * †	177,900	4,518,660
Meridian Resource Corp * †	193,880	1,711,960
Noble Energy Inc	46,832	2,727,496
Vintage Petroleum Inc	35,100	704,457

		13,263,553

Financial Services - 23.17%
Affiliated Managers Group Inc * †	26,000	1,392,040
American Capital Strategies Ltd †	72,800	2,281,552
CBL & Associates Properties Inc	19,000	1,158,050
Commerce Bancorp Inc NJ †	29,800	1,644,960
Compass Bancshares Inc	58,502	2,563,558
CompuCredit Corp * †	45,400	845,348
Delphi Financial Group ‘A’ †	16,000	642,720
Doral Financial Corp	40,400	1,675,388
Eaton Vance Corp	28,100	1,134,959
FirstFed Financial Corp * †	27,155	1,327,336
Flagstar Bancorp Inc †	46,182	982,753
IMPAC Mortgage Holdings Inc †	29,399	773,194
IndyMac Bancorp Inc	21,500	778,300
IPC Holdings Ltd (Bermuda)	48,951	1,860,628
National Health Investors Inc	63,100	1,794,564
Nationwide Health Properties Inc †	56,700	1,176,525
New Century Financial Corp †	21,700	1,306,774
Odyssey Re Holdings Corp †	63,300	1,403,994
Providian Financial Corp *	256,364	3,983,897
R&G Financial Corp ‘B’	42,400	1,638,760
Radian Group Inc	58,400	2,699,832
RAIT Investment Trust †	13,200	361,020
Redwood Trust Inc †	31,065	1,939,077
RenaissanceRe Holdings Ltd (Bermuda)	99,545	5,134,531
Senior Housing Properties Trust	114,511	2,040,586
Stewart Information Services Corp †	56,610	2,230,434
Student Loan Corp	5,991	849,224
TCF Financial Corp	20,953	634,666
The PMI Group Inc	72,000	2,921,760
Trizec Properties Inc	45,100	720,247
W.R. Berkley Corp	56,900	2,398,904
Waddell & Reed Financial Inc ‘A’	78,192	1,720,224
WellChoice Inc *	10,301	384,536
Westamerica Bancorp	18,844	1,034,347

		55,434,688

Health Care - 9.87%
American Medical Systems Holdings Inc * †	62,400	2,263,248
Amylin Pharmaceuticals Inc * †	25,481	522,870
Andrx Corp *	69,200	1,547,312
AtheroGenics Inc * †	25,300	833,635
Bradley Pharmaceuticals Inc * †	13,010	264,754
C.R. Bard Inc	53,698	3,040,918
Community Health Systems Inc *	65,100	1,736,868
Connetics Corp * †	12,300	332,346
EPIX Pharmaceuticals Inc *	24,300	469,233
Health Net Inc *	133,100	3,290,232
King Pharmaceuticals Inc *	15,600	186,264
Lincare Holdings Inc *	39,100	1,161,661
Manor Care Inc	140,800	4,218,368
Neurocrine Biosciences Inc * †	9,575	451,557
Sybron Dental Specialties Inc *	45,260	1,343,769
Telik Inc * †	20,600	459,380
Ventana Medical Systems Inc * †	29,600	1,493,024

		23,615,439

Integrated Oils - 0.40%
Giant Industries Inc * †	39,715	965,075

Materials & Processing - 7.90%
Acuity Brands Inc	92,500	2,198,725
Albany International Corp ‘A’	48,600	1,448,766
Carpenter Technology Corp †	44,447	2,121,900
Eagle Materials Inc †	39,000	2,780,700
Georgia Gulf Corp †	142,243	6,342,615
Louisiana-Pacific Corp	51,900	1,346,805
MacDermid Inc †	54,500	1,578,320
OM Group Inc * †	29,200	1,067,552

		18,885,383

Producer Durables - 8.53%
Belden CDT Inc †	45,252	986,494
Flowserve Corp *	125,600	3,037,008
NVR Inc * †	10,198	5,619,098
Terex Corp *	160,600	6,970,040
The Manitowoc Co Inc	36,200	1,283,652
The Ryland Group Inc	13,134	1,216,996
United Defense Industries Inc *	32,431	1,296,916

		20,410,204

Technology - 12.73%
Acxiom Corp	101,500	2,409,610
Agere Systems Inc ‘A’ *	1,055,441	1,108,213
Aspect Communications Corp *	231,863	2,302,400
BMC Software Inc *	381,673	6,034,250
Checkpoint Systems Inc * †	105,400	1,641,078
Citrix Systems Inc *	342,700	6,004,104
Integrated Device Technology Inc *	161,900	1,542,907
Inter-Tel Inc †	73,568	1,590,540
OmniVision Technologies Inc * †	31,600	447,140

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
SanDisk Corp * †	102,400	$2,981,888
SeaChange International Inc * †	37,000	591,630
Storage Technology Corp *	128,700	3,250,962
Transaction Systems Architects Inc ‘A’ *	28,800	535,248

		30,439,970

Utilities - 4.86%
Avista Corp †	48,700	881,470
Commonwealth Telephone Enterprises Inc * †	9,767	425,353
Energen Corp †	53,700	2,768,235
Great Plains Energy Inc	43,768	1,275,837
OGE Energy Corp	108,802	2,745,075
PTEK Holdings Inc * †	270,578	2,318,853
Puget Energy Inc	53,276	1,209,365

		11,624,188

Total Common Stocks (Cost $213,280,053)		232,002,476

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.25%
Repurchase Agreement - 3.25%
The Goldman Sachs Group Inc 1.850% due 10/01/04 (Dated 09/30/04, repurchase price of $7,771,399; collateralized by Federal Home Loan Bank 2.375% due 04/05/06 and market value $7,931,193)	$7,771,000	7,771,000

Total Short-Term Investment (Cost $7,771,000)		7,771,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.23% (Cost $221,051,053)		239,773,476

	Shares
SECURITIES LENDING COLLATERAL - 21.00%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $50,223,581)	50,223,581	50,223,581

TOTAL INVESTMENTS - 121.23% (Cost $271,274,634)		289,997,057

OTHER ASSETS & LIABILITIES, NET – (21.23%)		(50,780,493)

NET ASSETS - 100.00%		$239,216,564

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $4,209,640 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Appreciation

Russell 2000 Mini (12/04)	93	$5,333,196	$4,818
S&P 500 (12/04)	2	552,173	5,269

			$10,087

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.45%
Consumer Discretionary - 12.35%
Kimberly-Clark Corp	612,400	$39,554,916
Liberty Media Corp ‘A’ *	3,007,100	26,221,912
Liberty Media International Inc ‘A’ *	146,600	4,890,869
Mattel Inc	1,559,300	28,270,109
McDonald’s Corp	1,409,800	39,516,694
Newell Rubbermaid Inc	993,800	19,915,752
Target Corp	399,300	18,068,325
The News Corp Ltd ADR (Australia)	1,023,500	32,066,255
Time Warner Inc *	1,853,200	29,910,648
Viacom Inc ‘B’	958,800	32,177,328
Wal-Mart Stores Inc	231,500	12,315,800
Waste Management Inc	668,700	18,282,258

		301,190,866

Consumer Staples - 4.99%
Altria Group Inc	1,176,100	55,323,744
Safeway Inc *	1,328,500	25,653,335
The Kroger Co * †	2,616,400	40,606,528

		121,583,607

Energy - 3.05%
El Paso Corp	3,014,700	27,705,093
ENSCO International Inc	1,042,400	34,055,208
Nabors Industries Ltd * (Barbados)	265,200	12,557,220

		74,317,521

Financial Services - 22.16%
American Express Co	593,200	30,526,072
American International Group Inc	646,600	43,962,334
Bank of America Corp	1,530,000	66,294,900
Capital One Financial Corp	366,100	27,054,790
Equity Office Properties Trust	983,000	26,786,750
Equity Residential	824,200	25,550,200
JPMorgan Chase & Co	637,100	25,311,983
Loews Corp	408,600	23,903,100
MBNA Corp	1,105,100	27,848,520
Merrill Lynch & Co Inc	602,200	29,941,384
Morgan Stanley	468,700	23,106,910
The Bank of New York Co Inc	778,000	22,694,260
The Goldman Sachs Group Inc	274,900	25,631,676
The St. Paul Travelers Cos Inc	471,600	15,591,096
U.S. Bancorp	1,055,600	30,506,840
Wachovia Corp	677,100	31,789,845
Waddell & Reed Financial Inc ‘A’ †	888,600	19,549,200
Washington Mutual Inc	526,300	20,567,804
Wells Fargo & Co	395,100	23,559,813

		540,177,477

Health Care - 8.97%
GlaxoSmithKline PLC ADR † (United Kingdom)	717,000	31,354,410
HCA Inc	449,500	17,148,425
Johnson & Johnson	415,200	23,388,216
Merck & Co Inc	669,600	22,096,800
Pfizer Inc	2,070,900	63,369,540
Schering-Plough Corp	1,360,700	25,934,942
Wyeth	942,900	35,264,460

		218,556,793

Integrated Oils - 8.58%
BP PLC ADR (United Kingdom)	784,400	45,126,532
ChevronTexaco Corp	965,600	51,794,784
GlobalSantaFe Corp	603,600	18,500,340
Marathon Oil Corp	162,800	6,720,384
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	697,100	35,970,360
Total SA ADR † (France)	498,900	50,972,613

		209,085,013

Materials & Processing - 3.96%
Alcoa Inc	725,900	24,382,981
Avery Dennison Corp	396,300	26,068,614
International Paper Co	754,800	30,501,468
The Dow Chemical Co	343,100	15,501,258

		96,454,321

Multi-Industry - 1.60%
Honeywell International Inc	1,089,500	39,069,470

Producer Durables - 4.05%
Lockheed Martin Corp	640,900	35,749,402
The Boeing Co	682,700	35,240,974
United Technologies Corp	298,400	27,864,592

		98,854,968

Technology - 11.17%
3Com Corp *	1,284,500	5,420,590
Celestica Inc * (Canada)	1,039,900	13,206,730
Comverse Technology Inc *	826,700	15,566,761
Hewlett-Packard Co	1,946,000	36,487,500
International Business Machines Corp	218,100	18,699,894
Lucent Technologies Inc * †	3,391,700	10,751,689
Microsoft Corp	1,562,500	43,203,125
Nokia OYJ ADR (Finland)	3,147,900	43,189,188
Nortel Networks Corp * (Canada)	10,940,400	37,197,360
Novell Inc *	1,113,600	7,026,816
Solectron Corp *	3,776,900	18,695,655
Sun Microsystems Inc *	5,666,000	22,890,640

		272,335,948

Utilities - 11.57%
Ameren Corp	570,400	26,323,960
AT&T Corp	1,064,000	15,236,480
AT&T Wireless Services Inc *	1,319,500	19,502,210
Comcast Corp ‘A’ *	565,900	15,981,016
Comcast Corp Special ‘A’ *	614,900	17,168,008
FirstEnergy Corp	514,200	21,123,336
MCI Inc †	1,220,100	20,436,675
Nextel Communications Inc ‘A’ *	768,600	18,323,424
NiSource Inc	1,369,100	28,764,791
PG&E Corp *	667,900	20,304,160
SBC Communications Inc	1,390,600	36,086,070
Verizon Communications Inc	1,087,400	42,821,812

		282,071,942

Total Common Stocks (Cost $2,137,644,484)		2,253,697,926

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 6.77%
Repurchase Agreement - 6.77%
Merrill Lynch & Co Inc 1.680% due 10/01/04 (Dated 09/30/04, repurchase price of $165,034,701; collateralized by U.S. Treasury Bonds 5.250% due 02/15/29 and market value $23,222,409; and 8.875% due 02/15/19 and market value $146,359,375)	$165,027,000	$165,027,000

Total Short-Term Investment (Cost $165,027,000)		165,027,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.22%
(Cost $2,302,671,484)		2,418,724,926

	Shares
SECURITIES LENDING COLLATERAL - 4.48%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $109,222,786)	109,222,786	109,222,786

TOTAL INVESTMENTS - 103.70% (Cost $2,411,894,270)		2,527,947,712

OTHER ASSETS & LIABILITIES, NET — (3.70%)		(90,285,788)

NET ASSETS - 100.00%		$2,437,661,924

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.44%
Consumer Discretionary - 10.98%
Clear Channel Communications Inc	338,300	$10,544,811
Darden Restaurants Inc	137,300	3,201,836
Eastman Kodak Co	136,900	4,410,918
Federated Department Stores Inc	90,600	4,115,958
Jones Apparel Group Inc	142,400	5,097,920
Kimberly-Clark Corp	213,600	13,796,424
Liberty Media Corp ‘A’ *	773,700	6,746,664
Liberty Media International Inc ‘A’ *	59,980	2,001,053
Mattel Inc	178,200	3,230,766
McDonald’s Corp	259,800	7,282,194
The May Department Stores Co	51,900	1,330,197
The Walt Disney Co	367,000	8,275,850

		70,034,591

Consumer Staples - 4.88%
Altria Group Inc	189,300	8,904,672
CVS Corp	99,100	4,175,083
Kraft Foods Inc ‘A’	210,800	6,686,576
The Kroger Co *	282,000	4,376,640
Unilever NV ‘NY’ (Netherlands)	120,700	6,976,460

		31,119,431

Energy - 4.24%
Halliburton Co	802,300	27,029,487

Financial Services - 19.90%
AMBAC Financial Group Inc	55,000	4,397,250
Assurant Inc	84,800	2,204,800
Bank of America Corp	352,300	15,265,159
Berkshire Hathaway Inc ‘B’ *	158	453,618
Capital One Financial Corp	14,000	1,034,600
Citigroup Inc	294,300	12,984,516
Fannie Mae	37,100	2,352,140
Freddie Mac	360,700	23,532,068
Genworth Financial Inc ‘A’ *	91,700	2,136,610
JPMorgan Chase & Co	61,600	2,447,368
Lehman Brothers Holdings Inc	29,000	2,311,880
Merrill Lynch & Co Inc	60,100	2,988,172
MetLife Inc	102,900	3,977,085
PNC Financial Services Group Inc	142,300	7,698,430
RenaissanceRe Holdings Ltd (Bermuda)	10,700	551,906
SouthTrust Corp	16,400	683,224
SunGard Data Systems Inc *	86,700	2,060,859
SunTrust Banks Inc	15,800	1,112,478
The Allstate Corp	120,400	5,777,996
The Chubb Corp	135,500	9,522,940
The Goldman Sachs Group Inc	3,700	344,988
The St. Paul Travelers Cos Inc	65,460	2,164,107
Torchmark Corp	90,100	4,791,518
Wachovia Corp	62,000	2,910,900
Wells Fargo & Co	222,900	13,291,527

		126,996,139

Health Care - 11.81%
Aetna Inc	26,200	2,618,166
AmerisourceBergen Corp	83,500	4,484,785
Bristol-Myers Squibb Co	778,700	18,431,829
GlaxoSmithKline PLC ADR † (United Kingdom)	511,100	22,350,403
Merck & Co Inc	49,000	1,617,000
Pfizer Inc	271,000	8,292,600
Roche Holding AG ADR (Switzerland)	69,000	7,128,211
Schering-Plough Corp	321,300	6,123,978
Wyeth	114,900	4,297,260

		75,344,232

Integrated Oils - 8.88%
BP PLC ADR (United Kingdom)	69,900	4,021,347
ConocoPhillips	66,400	5,501,240
GlobalSantaFe Corp	241,600	7,405,040
Petroleo Brasileiro SA ADR † (Brazil)	211,900	7,469,475
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	64,100	3,307,560
Schlumberger Ltd	179,400	12,075,414
Total SA ADR (France)	85,700	8,755,969
Transocean Inc * †	227,600	8,143,528

		56,679,573

Materials & Processing - 12.90%
Alcoa Inc	355,200	11,931,168
E.I. du Pont de Nemours & Co	253,400	10,845,520
Georgia-Pacific Corp	441,500	15,871,925
International Paper Co	559,800	22,621,518
Rohm & Haas Co	104,500	4,490,365
The Dow Chemical Co	366,500	16,558,470

		82,318,966

Producer Durables - 0.69%
Cognex Corp	55,100	1,443,620
Credence Systems Corp * †	122,900	884,880
Lexmark International Inc ‘A’ *	20,100	1,688,601
Novellus Systems Inc *	14,800	393,532

		4,410,633

Technology - 2.48%
Affiliated Computer Services Inc ‘A’ *	55,700	3,100,819
Check Point Software Technologies Ltd * (Israel)	26,300	446,311
Flextronics International Ltd * (Singapore)	143,400	1,900,050
Hewlett-Packard Co †	172,200	3,228,750
Intel Corp	22,600	453,356
International Business Machines Corp	23,600	2,023,464
Jabil Circuit Inc *	28,400	653,200
JDS Uniphase Corp * †	68,500	230,845
Microsoft Corp	52,000	1,437,800
Nokia OYJ ADR (Finland)	78,700	1,079,764
Telefonaktiebolaget LM Ericsson ADR * † (Sweden)	41,800	1,305,832

		15,860,191

Utilities - 16.68%
American Electric Power Co Inc	113,400	3,624,264
Constellation Energy Group Inc	90,700	3,613,488
Dominion Resources Inc VA	86,000	5,611,500
FirstEnergy Corp	154,200	6,334,536
Public Service Enterprise Group Inc	104,500	4,451,700
SBC Communications Inc	738,200	19,156,290
Scottish Power PLC ADR † (United Kingdom)	75,500	2,328,420
Sprint Corp	1,429,000	28,765,770
TXU Corp	214,400	10,274,048
Verizon Communications Inc	565,800	22,281,204

		106,441,220

Total Common Stocks (Cost $528,307,473)		596,234,463

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.00%
Consumer Discretionary - 0.00%
Ames Department Stores Inc 10.000% due 04/15/06 + ¤	$125,000	$—

Total Corporate Bonds (Cost $60,245)		—

SHORT-TERM INVESTMENTS - 6.06%
U.S. Government Agency Issue - 6.06%
Federal Home Loan Bank 1.650% due 10/01/04	38,680,000	38,680,000

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $2,000; collateralized by U.S. Treasury Notes 6.500% due 02/15/10 and market value $5,789)	2,000	2,000

Total Short-Term Investments (Cost $38,682,000)		38,682,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.50% (Cost $567,049,718)		634,916,463

	Shares
SECURITIES LENDING COLLATERAL - 6.63%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $42,275,370)	42,275,370	42,275,370

TOTAL INVESTMENTS - 106.13% (Cost $609,325,088)		677,191,833

OTHER ASSETS & LIABILITIES, NET - (6.13%)		(39,108,105)

NET ASSETS - 100.00%		$638,083,728

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.99%
Consumer Discretionary - 7.66%
Hilton Hotels Corp	790,500	$14,893,020
Interstate Hotels & Resorts Inc *	57,751	233,891
Lodgian Inc * †	60,200	595,980
Starwood Hotels & Resorts Worldwide Inc	688,433	31,957,060
Wyndham International Inc ‘A’ *	233,700	191,634

		47,871,585

Financial Services - 88.88%
Acadia Realty Trust †	18,750	276,562
Affordable Residential Communities Inc †	53,300	778,180
AMB Property Corp	530,810	19,650,586
American Campus Communities Inc *	88,200	1,636,992
AMLI Residential Properties Trust †	119,900	3,662,945
Apartment Investment & Management Co ‘A’	517,900	18,012,562
Archstone-Smith Trust	892,890	28,251,040
Arden Realty Inc	594,755	19,377,118
AvalonBay Communities Inc	517,600	31,169,872
Boston Properties Inc †	472,500	26,171,775
Brandywine Realty Trust	18,100	515,488
BRE Properties Inc ‘A’ †	6,675	255,986
Brookfield Properties Corp (Canada)	969,200	31,266,392
Catellus Development Corp	124,700	3,305,797
Chelsea Property Group Inc †	44,450	2,982,595
Correctional Properties Trust †	64,250	1,754,025
Equity Office Properties Trust	732,335	19,956,129
Equity Residential †	541,400	16,783,400
Essex Property Trust Inc †	131,650	9,459,052
Federal Realty Investment Trust †	459,500	20,218,000
Frontline Capital Group * +	318,400	—
Gables Residential Trust †	19,000	648,850
General Growth Properties Inc †	466,890	14,473,590
Healthcare Realty Trust Inc	31,900	1,245,376
Heritage Property Investment Trust †	94,675	2,761,670
Host Marriott Corp *	1,326,100	18,605,183
Innkeepers USA Trust	25,700	319,708
Kimco Realty Corp †	58,100	2,980,530
Mack-Cali Realty Corp	112,950	5,003,685
Manufactured Home Communities Inc †	198,790	6,607,780
MeriStar Hospitality Corp * †	145,800	794,610
Nationwide Health Properties Inc †	163,357	3,389,658
Omega Healthcare Investors Inc †	392,800	4,226,528
Pan Pacific Retail Properties Inc	30,500	1,650,050
Post Properties Inc	304,250	9,097,075
Price Legacy Corp †	5,525	104,699
ProLogis	569,763	20,078,448
PS Business Parks Inc CA	29,100	1,159,635
Public Storage Inc †	436,324	21,619,854
Reckson Associates Realty Corp †	546,970	15,725,388
Regency Centers Corp	376,400	17,498,836
Senior Housing Properties Trust †	135,900	2,421,738
Shurgard Storage Centers Inc ‘A’ †	321,250	12,464,500
Simon Property Group Inc	950,000	50,948,500
SL Green Realty Corp	125,000	6,476,250
Summit Properties Inc	164,050	4,437,552
Taubman Centers Inc †	276,045	7,130,242
The Macerich Co †	154,700	8,243,963
The Rouse Co	487,000	32,570,560
Trizec Properties Inc †	144,950	2,314,852
Ventas Inc	151,300	3,921,696
Vornado Realty Trust	340,300	21,330,004

		555,735,506

Materials & Processing - 1.45%
Brookfield Homes Corp †	32,780	863,753
Forest City Enterprises Inc ‘A’ †	61,400	3,383,140
The St. Joe Co †	100,800	4,815,216

		9,062,109

Total Common Stocks (Cost $453,073,750)		612,669,200

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.83%
Repurchase Agreement - 1.83%
State Street Bank and Trust Co 1.100% due 10/01/04 (Dated 09/30/04, repurchase price of $11,466,350; collateralized by U.S. Treasury Bonds 7.500% due 11/15/16 and market value $11,698,696)	$11,466,000	11,466,000

Total Short-Term Investment (Cost $11,466,000)		11,466,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.82% (Cost $464,539,750)		624,135,200

	Shares
SECURITIES LENDING COLLATERAL - 4.03%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $25,173,389)	25,173,389	25,173,389

TOTAL INVESTMENTS - 103.85% (Cost $489,713,139)		649,308,589

OTHER ASSETS & LIABILITIES, NET - (3.85%)		(24,038,888)

NET ASSETS - 100.00%		$625,269,701

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.44%
Autos & Transportation - 1.52%
C.H. Robinson Worldwide Inc	41,100	$1,906,629
Gentex Corp	26,500	930,945

		2,837,574

Consumer Discretionary - 36.53%
Apollo Group Inc ‘A’ *	12,900	946,473
Ask Jeeves Inc * †	45,000	1,471,950
CDW Corp †	14,480	840,274
Chico’s FAS Inc *	49,810	1,703,502
ChoicePoint Inc *	41,200	1,757,180
Coach Inc *	42,400	1,798,608
Corporate Executive Board Co †	46,400	2,841,536
Dex Media Inc * †	30,900	654,153
Dollar Tree Stores Inc *	99,900	2,692,305
Electronic Arts Inc *	45,280	2,082,427
Fisher Scientific International Inc *	61,864	3,608,527
Four Seasons Hotels Inc (Canada)	16,200	1,038,420
Getty Images Inc *	24,200	1,338,260
GTECH Holdings Corp †	123,240	3,120,437
Harman International Industries Inc	13,380	1,441,695
International Game Technology	83,380	2,997,511
Iron Mountain Inc * †	57,500	1,946,375
ITT Educational Services Inc * †	20,100	724,605
Kmart Holding Corp * †	7,600	664,772
Lamar Advertising Co ‘A’ *	85,200	3,545,172
Laureate Education Inc * †	37,100	1,380,862
Outback Steakhouse Inc †	41,300	1,715,189
P.F. Chang’s China Bistro Inc * †	40,860	1,981,301
PETsMART Inc	79,480	2,256,437
R.H. Donnelley Corp *	18,800	927,968
Radio One Inc ‘D’ * †	16,500	234,795
Royal Caribbean Cruises Ltd † (Liberia)	125,430	5,468,748
Sonic Corp * †	42,500	1,089,275
Station Casinos Inc	111,000	5,443,440
The ServiceMaster Co †	50,200	645,572
The Washington Post Co ‘B’	1,000	920,000
Toys “R” Us Inc *	36,000	638,640
Univision Communications Inc ‘A’ *	112,900	3,568,769
Urban Outfitters Inc *	27,600	949,440
Wynn Resorts Ltd * †	43,700	2,258,853
XM Satellite Radio Holdings Inc ‘A’ * †	51,100	1,585,122

		68,278,593

Consumer Staples - 1.69%
Hershey Foods Corp	27,500	1,284,525
McCormick & Co Inc	27,200	934,048
Whole Foods Market Inc	10,900	935,111

		3,153,684

Energy - 3.06%
BJ Services Co	27,000	1,415,070
Patina Oil & Gas Corp †	33,500	990,595
Smith International Inc *	30,320	1,841,334
XTO Energy Inc	45,500	1,477,840

		5,724,839

Financial Services - 8.27%
Ameritrade Holding Corp *	148,700	1,785,887
Brown & Brown Inc †	19,600	895,720
Chicago Mercantile Exchange Holdings Inc †	10,900	1,758,170
Doral Financial Corp	22,785	944,894
Global Payments Inc †	37,900	2,029,545
Legg Mason Inc	32,325	1,721,953
Moody’s Corp	26,500	1,941,125
Plum Creek Timber Co Inc	48,600	1,702,458
UCBH Holdings Inc †	22,200	867,354
White Mountains Insurance Group Ltd †	3,425	1,801,550

		15,448,656

Health Care - 16.26%
Allergan Inc	9,160	664,558
Amylin Pharmaceuticals Inc * †	31,100	638,172
Biomet Inc	41,400	1,940,832
C.R. Bard Inc	33,500	1,897,105
Celgene Corp * †	20,190	1,175,664
Charles River Laboratories International Inc * †	39,945	1,829,481
Dade Behring Holdings Inc *	54,700	3,047,775
Elan Corp PLC ADR * † (Ireland)	41,000	959,400
Gen-Probe Inc * †	28,600	1,140,282
Genzyme Corp *	26,000	1,414,660
Gilead Sciences Inc *	25,150	940,107
IDEXX Laboratories Inc * †	20,600	1,045,244
ImClone Systems Inc *	22,600	1,194,410
INAMED Corp *	50,700	2,416,869
Kinetic Concepts Inc * †	54,300	2,853,465
Patterson Cos Inc * †	24,456	1,872,351
Stericycle Inc *	55,500	2,547,450
VCA Antech Inc * †	135,700	2,799,491

		30,377,316

Integrated Oils - 4.52%
Suncor Energy Inc (Canada)	48,900	1,565,289
Ultra Petroleum Corp * † (Canada)	140,460	6,889,563

		8,454,852

Materials & Processing - 5.90%
Ecolab Inc	27,500	864,600
Freeport-McMoRan Copper & Gold Inc ‘B’ †	63,800	2,583,900
Phelps Dodge Corp	9,900	911,097
Placer Dome Inc (Canada)	91,500	1,819,020
Precision Castparts Corp	10,900	654,545
Rinker Group Ltd ADR (Australia)	44,500	2,787,480
Sealed Air Corp *	30,250	1,402,088

		11,022,730

Multi-Industry - 1.47%
Brascan Corp ‘A’ (Canada)	91,050	2,749,710

Producer Durables - 4.93%
Crown Castle International Corp *	250,500	3,727,440
Graco Inc	57,200	1,916,200
KLA-Tencor Corp *	16,900	701,012
Lexmark International Inc ‘A’ *	16,500	1,386,165
NVR Inc * †	2,685	1,479,435

		9,210,252

Technology - 10.05%
Adobe Systems Inc	56,810	2,810,391
Altera Corp *	50,500	988,285
Apple Computer Inc *	24,600	953,250
Autodesk Inc	30,200	1,468,626
Avaya Inc *	88,100	1,228,114
Cognizant Technology Solutions Corp ‘A’ *	33,200	1,012,932
FLIR Systems Inc * †	14,800	865,800
Juniper Networks Inc * †	76,100	1,795,960
Linear Technology Corp	52,500	1,902,600
Marvell Technology Group Ltd * (Bermuda)	79,300	2,072,109
Mercury Interactive Corp *	47,780	1,666,566
Network Appliance Inc *	87,900	2,021,700

		18,786,333

See explanation of symbols and terms on page 96

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value
Utilities - 5.24%
Kinder Morgan Inc	15,000	$942,300
NII Holdings Inc * †	38,620	1,591,530
NTL Inc * †	48,011	2,980,043
Questar Corp †	43,400	1,988,588
The AES Corp *	91,300	912,087
Western Gas Resources Inc †	48,100	1,375,179

		9,789,727

Total Common Stocks (Cost $169,271,512)		185,834,266

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.38%
U.S. Government Agency Issue - 0.38%
Federal Home Loan Bank 1.650% due 10/01/04	$715,000	715,000

Total Short-Term Investment (Cost $715,000)		715,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.82% (Cost $169,986,512)		186,549,266

	Shares
SECURITIES LENDING COLLATERAL - 24.43%
State Street Navigator Securities Lending Prime Portfolio 1.633% ê (Cost $45,655,354)	45,655,354	45,655,354

TOTAL INVESTMENTS - 124.25% (Cost $215,641,866)		232,204,620

OTHER ASSETS & LIABILITIES, NET - (24.25%)		(45,313,517)

NET ASSETS - 100.00%		$186,891,103

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of September 30, 2004.
‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of September 30, 2004.
+	Securities were fair valued under procedures established by the Board of Trustees.
ê	Rate shown reflects 7-day yield as of September 30, 2004.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.
à	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
#	Securities purchased on a when-issued or delayed delivery basis.
“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate listed is as of September 30, 2004.
¤	Securities were in default.
±	Securities are grouped by coupon rate and represent a range of maturities.
t	A portion of this security is subject to call/put options written.

Explanation of Terms for Schedules of Investments

ADR	American Depository Receipt
CBOE	Chicago Board of Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
EUX	Eurex Deutschland Exchange
GDR	Global Depository Receipt
HSI	Hong Kong Stock Exchange
IO	Interest Only
LI	London Stock Exchange
NASDAQ	National Association of Securities Dealers Inc
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
SDR	Swedish Depository Receipt

See explanation of symbols and terms on page 96

Item 2. Controls and Procedures

(a)	The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for the principal executive officer and the principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
By:	/s/ Glenn S. Schafer
Glenn S. Schafer
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas C. Sutton
Thomas C. Sutton
Chairman of the Board of Trustees

Date:	November 29, 2004

By:	/s/ Glenn S. Schafer
Glenn S. Schafer
President

Date:	November 29, 2004

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	November 29, 2004